UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-05017

Exact name of registrant as specified in charter:	Ivy Variable Insurance Portfolios

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1. Reports to Stockholders

Semiannual report

Ivy Variable Insurance Portfolios
Delaware Ivy VIP Asset Strategy
Delaware Ivy VIP Balanced
Delaware Ivy VIP Energy
Delaware Ivy VIP Growth
Delaware Ivy VIP High Income
Delaware Ivy VIP International Core Equity
Delaware Ivy VIP Mid Cap Growth
Delaware Ivy VIP Natural Resources
Delaware Ivy VIP Science and Technology
Delaware Ivy VIP Small Cap Growth
Delaware Ivy VIP Smid Cap Core

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Portfolios are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

Carefully consider the investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the prospectus and summary prospectus, which may be obtained by visiting delawarefunds.com/products/vip-literature or calling 800 523-1918. Investors should read the prospectus and summary prospectus carefully before investing.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Portfolio expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

Delaware Ivy VIP Asset Strategy seeks to provide total return.

Delaware Ivy VIP Balanced seeks to provide total return through a combination of capital appreciation and current income.

Delaware Ivy VIP Energy seeks to provide capital growth and appreciation.

Delaware Ivy VIP Growth seeks to provide growth of capital.

Delaware Ivy VIP High Income seeks to provide total return through a combination of high current income and capital appreciation.

Delaware Ivy VIP International Core Equity seeks to provide capital growth and appreciation.

Delaware Ivy VIP Mid Cap Growth seeks to provide growth of capital.

Delaware Ivy VIP Natural Resources seeks to provide capital growth and appreciation.

Delaware Ivy VIP Science and Technology seeks to provide growth of capital.

Delaware Ivy VIP Small Cap Growth seeks to provide growth of capital.

Delaware Ivy VIP Smid Cap Core seeks to provide capital appreciation.

As a shareholder of the Portfolio, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the tables shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Portfolios' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Ivy VIP Asset Strategy
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class I	$1,000.00	$834.90	0.60%	$2.73
Class II	1,000.00	834.20	0.85%	3.87
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,021.82	0.60%	$3.01
Class II	1,000.00	1,020.58	0.85%	4.26

Disclosure of Portfolio expenses

Delaware Ivy VIP Balanced
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$828.20	1.03%	$4.67
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.69	1.03%	$5.16

Delaware Ivy VIP Energy
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class I	$1,000.00	$1,278.30	0.96%	$5.42
Class II	1,000.00	1,276.50	1.21%	6.83
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,020.03	0.96%	$4.81
Class II	1,000.00	1,018.79	1.21%	6.06

Delaware Ivy VIP Growth
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$729.30	1.00%	$4.29
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.84	1.00%	$5.01

Delaware Ivy VIP High Income
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class I	$1,000.00	$859.50	0.63%	$2.90
Class II	1,000.00	858.30	0.88%	4.05
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,021.67	0.63%	$3.16
Class II	1,000.00	1,020.43	0.88%	4.41

Delaware Ivy VIP International Core Equity
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$817.50	1.17%	$5.27
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,018.99	1.17%	$5.86

Delaware Ivy VIP Mid Cap Growth
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class I	$1,000.00	$671.20	0.85%	$3.52
Class II	1,000.00	670.50	1.10%	4.56
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,020.58	0.85%	$4.26
Class II	1,000.00	1,019.34	1.10%	5.51

Delaware Ivy VIP Natural Resources
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$1,036.90	1.16%	$5.86
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.04	1.16%	$5.81

Delaware Ivy VIP Science and Technology
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class I	$1,000.00	$685.90	0.96%	$4.01
Class II	1,000.00	685.10	1.21%	5.06
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,020.03	0.96%	$4.81
Class II	1,000.00	1,018.79	1.21%	6.06

Delaware Ivy VIP Small Cap Growth
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class I	$1,000.00	$731.30	0.89%	$3.82
Class II	1,000.00	730.00	1.14%	4.89
Hypothetical 5% return (5% return before expenses)
Class I	$1,000.00	$1,020.38	0.89%	$4.46
Class II	1,000.00	1,019.14	1.14%	5.71

Delaware Ivy VIP Smid Cap Core
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$802.00	1.19%	$5.32
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,018.89	1.19%	$5.96

*	“Expenses Paid During Period” are equal to the relevant Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Portfolios’ expenses reflected above and on the previous pages, each Portfolio also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Asset Strategy

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	0.51%
Agency Commercial Mortgage-Backed
Securities	0.84%
Agency Mortgage-Backed Securities	5.18%
Corporate Bonds	14.62%
Banking	4.05%
Basic Industry	0.42%
Capital Goods	0.52%
Communications	1.97%
Consumer Cyclical	1.21%
Consumer Non-Cyclical	1.01%
Electric	0.77%
Energy	1.21%
Financials	1.36%
Technology	1.41%
Transportation	0.69%
Non-Agency Commercial Mortgage-Backed
Security	0.01%
Sovereign Bonds	0.28%
US Treasury Obligations	11.20%
Common Stocks	57.52%
Communication Services	4.35%
Consumer Cyclical	0.00%
Consumer Discretionary	7.51%
Consumer Staples	4.11%
Energy	3.47%
Financials	8.91%
Healthcare	9.48%
Industrials	8.34%
Information Technology	10.67%
Materials	0.51%
Utilities	0.17%
Bullion	5.13%
Short-Term Investments	4.58%
Securities Lending Collateral	0.07%
Total Value of Securities	99.94%
Obligation to Return Securities Lending
Collateral	(0.07%)
Receivables and Other Assets Net of Liabilities	0.13%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	2.77%
Canadian Natural Resources	1.74%
Union Pacific	1.46%
ConocoPhillips	1.44%
Regeneron Pharmaceuticals	1.39%
ORIX	1.39%
Taiwan Semiconductor Manufacturing	1.36%
UnitedHealth Group	1.35%
Deutsche Telekom	1.35%
Airbus	1.26%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Balanced

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	0.52%
Agency Mortgage-Backed Securities	6.16%
Corporate Bonds	13.12%
Banking	1.86%
Basic Industry	0.01%
Brokerage	0.80%
Capital Goods	0.70%
Communications	1.57%
Consumer Cyclical	1.14%
Consumer Non-Cyclical	1.56%
Electric	1.12%
Energy	0.52%
Finance Companies	0.28%
Financials	0.06%
Insurance	0.52%
Real Estate Investment Trusts	0.35%
Technology	2.27%
Transportation	0.21%
Utilities	0.15%
Non-Agency Commercial Mortgage-Backed
Securities	2.94%
US Treasury Obligations	10.97%
Common Stocks	57.14%
Banking	0.75%
Communications	3.26%
Consumer Cyclical	0.99%
Consumer Discretionary	3.10%
Consumer Non-Cyclical	12.68%
Consumer Staples	1.33%
Energy	1.63%
Financials	11.67%
Industrials	3.76%
Information Technology	1.57%
Materials	2.28%
Technology	11.01%
Transportation	1.24%
Utilities	1.87%
Short-Term Investments	9.15%
Securities Lending Collateral	0.38%
Total Value of Securities	100.38%
Obligation to Return Securities Lending
Collateral	(0.38%)
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	4.96%
UnitedHealth Group	3.77%
Eli Lilly & Co.	1.88%
NextEra Energy	1.87%
Danaher	1.85%
Apple	1.83%
Sysco	1.68%
ConocoPhillips	1.63%
Progressive	1.62%
TE Connectivity	1.57%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Energy

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks◆	96.04%
Consumer Staples	1.38%
Energy*	86.58%
Industrials	3.23%
Utilities	4.85%
Master Limited Partnerships	1.06%
Short-Term Investments	3.30%
Securities Lending Collateral	1.53%
Total Value of Securities	101.93%
Obligation to Return Securities Lending
Collateral	(1.53%)
Liabilities Net of Receivables and Other Assets	(0.40%)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Energy sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Energy sector consisted of Energy-Alternate Sources, Oil-US Royalty Trusts, Oil Component-Exploration & Production, Oil Refining & Marketing, Oil Company-Integrated, Oil & Gas Drilling, and Oil & Gas Services. As of June 30, 2022, such amounts, as a percentage of total net assets, were 5.87%, 1.58%, 50.83%, 9.89%, 11.39%, 3.09%, and 3.93%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Energy sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Shell	7.48%
Occidental Petroleum	7.10%
Tourmaline Oil	5.57%
EQT	5.31%
Chesapeake Energy	5.18%
EOG Resources	5.02%
Denbury	4.84%
ConocoPhillips	4.76%
Coterra Energy	4.66%
Devon Energy	4.33%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Growth

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks◆	99.36%
Communication Services	12.06%
Consumer Discretionary	12.47%
Consumer Staples	3.69%
Financials	4.46%
Healthcare	9.38%
Industrials	10.34%
Information Technology*	46.96%
Short-Term Investments	0.59%
Total Value of Securities	99.95%
Receivables and Other Assets Net of Liabilities	0.05%
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*

To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Commercial Services, Computers, Diversified Financial Services, Internet, Semiconductors, Software, and Telecommunications. As of June 30, 2022, such amounts, as a percentage of total net assets, were 0.94%, 8.52%, 5.53%, 3.80%, 2.68%, 21.40%, and 4.09%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	12.90%
Apple	8.51%
Alphabet Class A	6.04%
Amazon.com	5.68%
Visa Class A	5.53%
UnitedHealth Group	4.18%
Motorola Solutions	4.09%
CoStar Group	3.92%
VeriSign	3.80%
Coca-Cola	3.43%

Security type / sector allocations
Delaware Ivy VIP High Income

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Convertible Bond	0.14%
Corporate Bonds	69.63%
Automotive	0.51%
Banking	0.44%
Basic Industry	2.55%
Capital Goods	3.42%
Communications	9.32%
Consumer Cyclical	0.50%
Consumer Goods	2.22%
Energy	11.65%
Financial Services	3.20%
Healthcare	6.51%
Insurance	2.54%
Leisure	4.44%
Media	8.99%
Real Estate	0.04%
Retail	2.64%
Services	3.44%
Technology	0.09%
Technology & Electronics	2.68%
Transportation	2.12%
Utilities	2.33%
Municipal Bonds	0.80%
Loan Agreements	13.47%
Common Stocks	1.05%
Basic Industry	0.38%
Consumer Goods	0.00%
Energy	0.00%
Industrials	0.00%
Leisure	0.27%
Retail	0.06%
Services	0.33%
Utilities	0.01%
Preferred Stock	0.02%
Exchange-Traded Funds	3.98%
Investment Company	0.29%
Warrants	0.01%
Short-Term Investments	8.80%
Securities Lending Collateral	4.62%
Total Value of Securities	102.81%
Obligation to Return Securities Lending
Collateral	(4.62% )
Receivables and Other Assets Net of Liabilities	1.81%
Total Net Assets	100.00%

Security type / country and sector allocations
Delaware Ivy VIP International Core Equity

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / country	of net assets
Common Stocks by Country	99.00%
Australia	0.93%
Austria	1.20%
Brazil	3.17%
Canada	7.58%
China	5.42%
China/Hong Kong	6.32%
Denmark	4.02%
France	12.64%
Germany	10.73%
Hong Kong	1.64%
Italy	0.90%
Japan	11.22%
Netherlands	3.43%
Norway	1.35%
Republic of Korea	3.82%
Spain	1.26%
Switzerland	1.38%
Taiwan	1.94%
United Kingdom	11.50%
United States	8.55%
Short-Term Investments	0.57%
Securities Lending Collateral	1.37%
Total Value of Securities	100.94%
Obligation to Return Securities Lending
Collateral	(1.37%)
Receivables and Other Assets Net of Liabilities	0.43%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Common stocks by sector	of net assets
Communication Services	2.60%
Consumer Discretionary	19.83%
Consumer Staples	7.23%
Energy	9.07%
Financials	16.63%
Healthcare	13.84%
Industrials	16.85%
Information Technology	7.47%
Materials	3.40%
Utilities	2.08%
Total	99.00%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Mid Cap Growth

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks ◆	99.97%
Communication Services	4.30%
Consumer Discretionary	17.39%
Consumer Staples	1.28%
Financials	6.72%
Healthcare	21.37%
Industrials	14.46%
Information Technology*	33.47%
Materials	0.98%
Short-Term Investments	0.33%
Securities Lending Collateral	1.80%
Total Value of Securities Before Options
Written	102.10%
Options Written	(0.19%)
Obligation to Return Securities Lending
Collateral	(1.80%)
Liabilities Net of Receivables and Other Assets	(0.11%)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Advertising, Computers, Electrical Components & Equipment, Electronics, Semiconductors, Software, and Telecommunications. As of June 30, 2022, such amounts, as a percentage of total net assets, were 1.00%, 2.74%, 2.72%, 5.91%, 9.49%, 9.06%, and 2.55%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentages in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
CoStar Group	3.95%
Monolithic Power Systems	3.23%
Chipotle Mexican Grill	3.14%
Dexcom	2.93%
MarketAxess Holdings	2.74%
Arista Networks	2.55%
Seagen	2.23%
Teradyne	2.22%
II-VI	2.19%
Keysight Technologies	2.08%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Natural Resources

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Closed-Ended Trust	3.05%
Common Stocks ◆	93.01%
Basic Industry	23.53%
Consumer Staples	6.46%
Energy*	46.28%
Industrials	6.43%
Materials	6.91%
Real Estate Investment Trusts	3.40%
Short-Term Investments	4.11%
Securities Lending Collateral	7.93%
Total Value of Securities	108.10%
Obligation to Return Securities Lending
Collateral	(7.93%)
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Portfolio’s concentration guidelines as described in the Portfolio’s Prospectus and Statement of Additional Information, the Energy sectors (as disclosed herein for financial reporting purposes) are subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Energy sector consisted of Energy-Alternate Sources, Oil Component-Explore & Production, Oil Component-Integrated, Oil Refining & Marketing, Oil & Gas Drilling, Oil-US Royalty Trusts, and Oil & Gas Services. As of June 30, 2022, such amounts, as a percentage of total net assets were 6.17%, 22.58%, 3.82%, 4.88%, 1.67%, 3.51%, and 3.65%, respectively. The percentage in any such single industry will comply with the Portfolio’s concentration policy even if the percentage in the Energy sector for financial reporting purposes may exceed 25%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Chesapeake Energy	5.66%
EQT	4.61%
BHP Group	4.20%
Valero Energy	3.98%
Nutrien	3.87%
Denbury	3.85%
Shell	3.83%
Newmont	3.69%
Wheaton Precious Metals	3.69%
Schlumberger	3.65%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Science and Technology

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Corporate Bond	0.06%
Consumer Discretionary	0.06%
Common Stocks ◆	90.43%
Communication Services	15.59%
Consumer Discretionary	6.83%
Healthcare	3.96%
Industrials	1.64%
Information Technology*	62.41%
Short-Term Investments	9.68%
Securities Lending Collateral	2.18%
Total Value of Securities	102.35%
Obligation to Return Securities Lending
Collateral	(2.18%)
Liabilities Net of Receivables and Other Assets	(0.17%)
Total Net Assets	100.00%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Information Technology sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Information Technology sector consisted of Commercial Services, Computers, Diversified Financial Services, Electronics, Internet, Semiconductors, and Software. As of June 30, 2022, such amounts, as a percentage of total net assets were 0.76%, 7.86%, 6.79%, 2.75%, 2.29%, 20.99%, and 20.97%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Information Technology sector for financial reporting purposes may exceed 25%.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	11.14%
Mastercard Class A	6.79%
Meta Platforms Class A	4.81%
Amazon.com	4.80%
Apple	4.18%
T-Mobile US	3.74%
ASML Holding	3.25%
Microchip Technology	2.97%
Amphenol Class A	2.75%
Analog Devices	2.67%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Small Cap Growth

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	96.28%
Communication Services	2.70%
Consumer Discretionary	14.36%
Consumer Staples	4.71%
Energy	3.82%
Financials	5.62%
Healthcare	23.32%
Industrials	15.73%
Information Technology	23.79%
Materials	1.02%
Real Estate	0.69%
Technology	0.52%
Short-Term Investments	3.39%
Securities Lending Collateral	0.84%
Total Value of Securities	100.51%
Obligation to Return Securities Lending
Collateral	(0.84%)
Receivables and Other Assets Net of Liabilities	0.33%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
BJ's Wholesale Club Holdings	2.48%
Globant	2.42%
Omnicell	2.40%
SiTime	2.27%
CryoPort	2.27%
Nexstar Media Group Class A	2.25%
Marriott Vacations Worldwide	2.19%
Clean Harbors	2.09%
Viavi Solutions	2.01%
Paycor HCM	2.01%

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Smid Cap Core

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	97.75%
Basic Materials	8.12%
Business Services	4.62%
Capital Goods	11.55%
Communications Services	0.74%
Consumer Discretionary	5.32%
Consumer Services	1.80%
Consumer Staples	3.09%
Credit Cyclicals	2.77%
Energy	5.53%
Financials	14.38%
Healthcare	13.81%
Information Technology	0.77%
Media	1.10%
Real Estate Investment Trusts	6.29%
Technology	12.77%
Transportation	2.93%
Utilities	2.16%
Short-Term Investments	2.35%
Securities Lending Collateral	0.03%
Total Value of Securities	100.13%
Obligation to Return Securities Lending
Collateral	(0.03%)
Liabilities Net of Receivables and Other Assets	(0.10%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Diamondback Energy	2.73%
Quanta Services	1.97%
Reliance Steel & Aluminum	1.86%
ExlService Holdings	1.63%
Huntsman	1.49%
Chesapeake Energy	1.45%
Catalent	1.39%
Liberty Energy Class A	1.35%
East West Bancorp	1.32%
Primerica	1.18%

Consolidated schedules of investments
Delaware Ivy VIP Asset Strategy

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 0.51%
Fannie Mae Interest Strip
Series 413 C35 4.50%
10/25/40 Σ	1,259,392	$226,976
Fannie Mae REMICs
Series 2015-18 NS 4.496%
(6.12% minus LIBOR01M,
Cap 6.12%) 4/25/45 Σ	1,191,694	174,703
Series 2015-37 SB 3.996%
(5.62% minus LIBOR01M,
Cap 5.62%) 6/25/45 Σ	2,440,050	293,897
Series 2016-22 ST 4.476%
(6.10% minus LIBOR01M,
Cap 6.10%) 4/25/46 Σ	2,857,269	295,114
Series 2016-48 US 4.476%
(6.10% minus LIBOR01M,
Cap 6.10%) 8/25/46 Σ	2,943,196	333,592
Series 2017-33 AI 4.50%
5/25/47 Σ	1,193,377	233,858
Series 2018-44 DS 4.626%
(6.25% minus LIBOR01M,
Cap 6.25%) 6/25/48 Σ	5,517,799	666,682
Series 2019-13 IP 5.00%
3/25/49 Σ	780,358	149,924
Series 4740 SB 4.826%
(6.15% minus LIBOR01M,
Cap 6.15%) 11/15/47 Σ	1,130,839	160,205
Freddie Mac Strips
Series 303 C28 4.50%
1/15/43 Σ	2,405,505	496,080
Total Agency Collateralized Mortgage
Obligations
(cost $3,859,003)		3,031,031

Agency Commercial Mortgage-Backed Securities – 0.84%
Fannie Mae
Series 2017-M2 A2 2.885%
2/25/27 •	1,507,929	1,469,105
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series K103 X1 0.757%
11/25/29 •	2,021,091	80,248
Series K115 X1 1.429%
6/25/30 •	1,794,231	151,851
FREMF Mortgage Trust
Series 2016-K60 B 144A
3.661% 12/25/49 #, •	2,751,000	2,647,872
FREMF Mortgage Trust
Series 2018-K73 B 144A
3.986% 2/25/51 #, •	600,000	581,242
Total Agency Commercial Mortgage-Backed
Securities
(cost $5,456,962)		4,930,318

Agency Mortgage-Backed Securities – 5.18%
Fannie Mae S.F. 15 yr
2.50% 4/1/36	2,270,809	2,173,828
Fannie Mae S.F. 30 yr
2.00% 12/1/50	3,192,768	2,783,707
2.00% 1/1/51	2,621,639	2,297,006
2.00% 10/1/51	3,473,325	3,028,677
2.50% 7/1/50	3,824,431	3,454,295
3.00% 8/1/50	797,523	749,308
3.50% 8/1/48	4,218,448	4,125,775
4.00% 3/1/47	4,367,792	4,398,518
5.00% 6/1/52	1,954,626	1,997,213
Freddie Mac S.F. 30 yr
2.50% 1/1/51	1,423,480	1,294,330
GNMA II S.F. 30 yr
3.50% 6/20/50	4,212,398	4,118,416
Total Agency Mortgage-Backed Securities
(cost $33,550,319)		30,421,073

Corporate Bonds – 14.62%
Banking – 4.05%
Banco Santander
1.722% 9/14/27 µ	1,000,000	868,683
1.849% 3/25/26	2,000,000	1,800,867
Bank of America
2.551% 2/4/28 µ	95,000	86,472
2.972% 2/4/33 µ	45,000	38,378
4.375% 1/27/27 *, µ, ψ	45,000	37,452
4.571% 4/27/33 *, µ	210,000	204,621
6.125% 4/27/27 µ, ψ	85,000	82,184
Citigroup
1.122% 1/28/27 µ	2,500,000	2,211,458
3.057% 1/25/33 µ	140,000	118,802
3.07% 2/24/28 µ	115,000	106,762
Credit Agricole
144A 1.907% 6/16/26 #, µ	2,657,000	2,447,118
144A 8.125%
12/23/25 #, µ, ψ	2,000,000	2,055,550
Credit Suisse Group 144A
2.193% 6/5/26 #, *, µ	1,654,000	1,501,339
Deutsche Bank 2.129%
11/24/26 µ	2,000,000	1,778,820
Fifth Third Bancorp 4.337%
4/25/33 µ	725,000	690,375

Consolidated schedules of investments
Delaware Ivy VIP Asset Strategy

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
Goldman Sachs Group
1.542% 9/10/27 µ	570,000	$500,753
3.102% 2/24/33 µ	45,000	38,477
3.615% 3/15/28 µ	170,000	161,017
Huntington National Bank
4.552% 5/17/28 µ	505,000	501,978
ING Groep
3.875% 5/16/27 µ, ψ	1,000,000	729,214
4.25% 5/16/31 µ, ψ	1,000,000	684,399
JPMorgan Chase & Co.
1.953% 2/4/32 µ	165,000	132,029
4.586% 4/26/33 µ	505,000	496,557
KeyCorp 4.789% 6/1/33 µ	710,000	701,207
Morgan Stanley
1.928% 4/28/32 µ	625,000	496,252
2.475% 1/21/28 µ	70,000	63,689
2.484% 9/16/36 µ	1,500,000	1,154,966
Nordea Bank 144A 3.75%
3/1/29 #, µ, ψ	1,000,000	739,007
PNC Financial Services Group
6.00% 5/15/27 *, µ, ψ	105,000	101,051
State Street 2.203% 2/7/28 *, µ	140,000	128,305
SVB Financial Group 4.57%
4/29/33 *, µ	185,000	173,860
Toronto-Dominion Bank 4.108%
6/8/27 *	205,000	202,889
UBS Group 144A 2.095%
2/11/32 #, µ	1,500,000	1,192,492
UniCredit 144A 5.459%
6/30/35 #, µ	1,000,000	809,001
US Bancorp
2.215% 1/27/28 µ	115,000	105,435
2.677% 1/27/33 µ	115,000	99,089
Wells Fargo & Co.
3.526% 3/24/28 µ	85,000	80,584
4.611% 4/25/53 µ	520,000	482,081
		23,803,213
Basic Industry – 0.42%
Newmont 2.60% 7/15/32	75,000	61,970
Sherwin-Williams 2.90% 3/15/52	710,000	485,129
Suzano Austria 2.50% 9/15/28	600,000	488,376
Teck Resources 3.90% 7/15/30	1,000,000	920,803
Westlake 3.125% 8/15/51	690,000	482,881
		2,439,159
Capital Goods – 0.52%
Aeropuerto Internacional de
Tocumen 144A 4.00%
8/11/41 #	500,000	406,327
Boeing
4.875% 5/1/25	1,083,000	1,080,508
5.805% 5/1/50	429,000	394,802
Lockheed Martin
3.90% 6/15/32 *	145,000	143,247
4.15% 6/15/53	125,000	116,926
Standard Industries 144A
4.375% 7/15/30 #	1,173,000	927,356
		3,069,166
Communications – 1.97%
Alibaba Group Holding 2.125%
2/9/31	500,000	413,927
Amazon.com
1.50% 6/3/30	654,000	543,896
2.50% 6/3/50	543,000	383,853
3.60% 4/13/32	170,000	163,870
3.95% 4/13/52	210,000	194,375
American Homes 4 Rent 3.625%
4/15/32	85,000	74,613
AT&T
2.25% 2/1/32 *	1,500,000	1,226,919
3.65% 6/1/51	2,653,000	2,079,014
Charter Communications
Operating 3.85% 4/1/61	735,000	484,790
Comcast 1.50% 2/15/31	2,000,000	1,609,242
Empresa Nacional de
Telecomunicaciones 144A
3.05% 9/14/32 #	500,000	401,643
Expedia Group 3.80% 2/15/28	1,000,000	912,333
Magallanes
144A 3.755% 3/15/27 #	310,000	291,042
144A 4.054% 3/15/29 #, *	45,000	41,251
144A 4.279% 3/15/32 #	45,000	40,262
144A 5.141% 3/15/52 #	175,000	147,115
Rogers Communications
144A 3.80% 3/15/32 #	45,000	41,203
144A 4.55% 3/15/52 #	45,000	39,623
Verizon Communications
1.50% 9/18/30	3,000,000	2,400,402
2.875% 11/20/50	135,000	95,997
		11,585,370
Consumer Cyclical – 1.21%
7-Eleven 144A 1.30% 2/10/28 #	2,000,000	1,664,963
Aptiv
3.10% 12/1/51	595,000	384,904
3.25% 3/1/32	45,000	38,283
AutoNation 3.85% 3/1/32	90,000	77,657
Carnival 144A 4.00% 8/1/28 #	550,000	452,947
Dollar General 3.50% 4/3/30	2,000,000	1,842,444
General Motors Financial 3.10%
1/12/32 *	50,000	40,233

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Home Depot 1.875% 9/15/31	1,000,000	$833,814
Lowe's 4.25% 4/1/52	110,000	95,507
MGM Resorts International
4.75% 10/15/28 *	1,127,000	949,498
Sands China 144A 2.55%
3/8/27 #	1,000,000	729,935
		7,110,185
Consumer Non-Cyclical – 1.01%
AbbVie 3.20% 11/21/29	2,000,000	1,841,484
Anheuser-Busch InBev
Worldwide 3.50% 6/1/30	430,000	403,485
Bristol-Myers Squibb 3.70%
3/15/52	70,000	60,564
COTA Series D 144A 4.896%
10/2/23 #	3,642,397	637,420
CSL Finance
144A 4.05% 4/27/29 #	85,000	83,523
144A 4.75% 4/27/52 #	105,000	100,598
CVS Health 1.30% 8/21/27	2,000,000	1,724,843
HCA 144A 3.125% 3/15/27 #, *	70,000	63,659
JBS USA 144A 3.00% 2/2/29 #	225,000	190,442
Nestle Holdings 144A 1.875%
9/14/31 #, *	1,000,000	842,430
		5,948,448
Electric – 0.77%
Comision Federal de Electricidad
144A 3.875% 7/26/33 #	500,000	379,217
Eversource Energy 2.90%
3/1/27	135,000	126,854
Fells Point Funding Trust 144A
3.046% 1/31/27 #	115,000	106,144
NextEra Energy Capital Holdings
3.00% 1/15/52	170,000	121,878
NRG Energy
144A 2.00% 12/2/25 #	1,100,000	997,131
144A 2.45% 12/2/27 #	110,000	94,551
Pacific Gas and Electric 3.00%
6/15/28	1,154,000	995,594
Virginia Electric and Power
2.45% 12/15/50	2,500,000	1,684,971
		4,506,340
Energy – 1.21%
BP Capital Markets America
2.721% 1/12/32	215,000	185,303
2.939% 6/4/51	555,000	398,042
ConocoPhillips 3.80% 3/15/52	225,000	193,042
Continental Resources
144A 2.875% 4/1/32 #	180,000	140,924
4.375% 1/15/28 *	455,000	428,555
Diamondback Energy 4.25%
3/15/52	45,000	37,425
Enterprise Products Operating
3.30% 2/15/53	670,000	488,406
Galaxy Pipeline Assets Bidco
144A 2.625% 3/31/36 #	500,000	406,004
Petronas Capital 144A 3.50%
4/21/30 #	432,000	406,794
Qatar Energy 144A 3.125%
7/12/41 #	500,000	393,355
Saudi Arabian Oil 144A 2.25%
11/24/30 #	500,000	426,710
Targa Resources Partners 5.00%
1/15/28	370,000	352,799
Valero Energy 2.15% 9/15/27	2,102,000	1,872,790
Williams 5.10% 9/15/45	1,500,000	1,400,516
		7,130,665
Financials – 1.36%
AerCap Ireland Capital DAC
2.45% 10/29/26	2,500,000	2,178,649
AIA Group 144A 3.375% 4/7/30 #	540,000	505,784
Air Lease 2.875% 1/15/32 *	440,000	343,887
Avolon Holdings Funding 144A
2.75% 2/21/28 #	2,500,000	2,041,172
Brown & Brown 4.95% 3/17/52 *	130,000	114,333
Citadel Finance 144A 3.375%
3/9/26 #	2,500,000	2,289,916
Jefferies Group 2.625%
10/15/31	630,000	486,888
		7,960,629
Technology – 1.41%
Apple
2.40% 8/20/50	878,000	618,086
2.65% 2/8/51	2,000,000	1,478,639
Autodesk 2.40% 12/15/31	165,000	134,849
Broadcom 144A 1.95% 2/15/28 #	1,500,000	1,278,649
CDW 3.276% 12/1/28	555,000	479,786
Entegris Escrow 144A 4.75%
4/15/29 #	150,000	139,958
HP 5.50% 1/15/33	100,000	97,666
Iron Mountain 144A 5.25%
7/15/30 #	290,000	252,677
Iron Mountain Information
Management Services 144A
5.00% 7/15/32 #	895,000	724,138
KLA 4.95% 7/15/52	220,000	221,595
Leidos 3.625% 5/15/25	326,000	319,482
PayPal Holdings
2.30% 6/1/30 *	2,000,000	1,718,792
3.90% 6/1/27 *	40,000	39,892

Consolidated schedules of investments
Delaware Ivy VIP Asset Strategy

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
PayPal Holdings
4.40% 6/1/32 *	120,000	$118,935
TSMC Global 144A 1.375%
9/28/30 #	498,000	398,727
VICI Properties 4.95% 2/15/30	160,000	151,925
Workday
3.50% 4/1/27	20,000	19,142
3.70% 4/1/29	45,000	42,136
3.80% 4/1/32	45,000	41,165
		8,276,239
Transportation – 0.69%
Burlington Northern Santa Fe
2.875% 6/15/52	135,000	101,109
4.45% 1/15/53	145,000	140,519
Southwest Airlines 5.25% 5/4/25	2,042,000	2,083,264
Union Pacific
2.80% 2/14/32	90,000	80,207
3.375% 2/14/42	25,000	20,859
3.50% 2/14/53	45,000	36,764
United Airlines Pass Through
Trust 4.875% 7/15/27	1,660,000	1,576,352
		4,039,074
Total Corporate Bonds
(cost $102,915,364)		85,868,488

Non-Agency Commercial Mortgage-Backed Security – 0.01%
Merrill Lynch Mortgage Investors
Trust
Series 1998-C1 F 6.25%
11/15/26 •	64,162	64,463
Total Non-Agency Commercial Mortgage-
Backed Security
(cost $64,588)		64,463

Sovereign Bonds – 0.28%Δ
Hong Kong – 0.14%
Airport Authority
144A 1.625% 2/4/31 #	1,000,000	828,250
		828,250
Mexico – 0.07%
Mexico Government International
Bond
5.00% 4/27/51	500,000	416,798
		416,798
Peru – 0.07%
Peruvian Government
International Bond
3.00% 1/15/34	500,000	411,402
		411,402
Total Sovereign Bonds
(cost $2,071,347)		1,656,450

US Treasury Obligations – 11.20%
United States Treasury Floating
Rate Note
1.683% (USBMMY3M -
0.075%) 4/30/24 •	11,235,000	11,227,335
US Treasury Bonds
2.25% 2/15/52 *	2,605,000	2,144,648
2.375% 2/15/42 *	6,420,000	5,445,966
2.875% 5/15/52	645,000	609,374
3.00% 2/15/49	3,420,000	3,260,622
4.375% 2/15/38	2,755,000	3,209,037
4.75% 2/15/37	1,055,000	1,274,778
US Treasury Notes
2.50% 5/31/24	14,125,000	13,998,648
2.625% 5/31/27 *	5,735,000	5,627,244
2.75% 5/15/25	15,095,000	14,980,609
2.875% 4/30/29	2,950,000	2,915,891
2.875% 5/15/32 *	1,075,000	1,063,074
Total US Treasury Obligations
(cost $66,732,235)		65,757,226

	Number of
	shares
Common Stocks – 57.52%
Communication Services – 4.35%
Alphabet Class A †	3,303	7,198,096
Deutsche Telekom	398,242	7,906,880
Frontier Communications Parent
†	193,576	4,556,779
Tencent Holdings	57,000	2,574,400
T-Mobile US †	24,644	3,315,603
		25,551,758
Consumer Cyclical – 0.00%
COTA Series B †	26	0
		0
Consumer Discretionary – 7.51%
adidas AG	11,609	2,053,075
Amazon.com †	57,640	6,121,944
Aptiv †	52,111	4,641,527
Darden Restaurants	59,261	6,703,604
Ferrari	18,824	3,456,102

	Number of
	shares	Value (US $)
Common Stocks (continued)
Consumer Discretionary (continued)
Huazhu Group ADR	105,130	$4,005,453
JD.com ADR *	76,021	4,882,069
LVMH Moet Hennessy Louis
Vuitton	4,215	2,569,433
Media Group Holdings Series H
†	31,963	0
Media Group Holdings Series T †	4,006	0
Skechers USA Class A †	148,637	5,288,505
Subaru	246,431	4,379,926
		44,101,638
Consumer Staples – 4.11%
Burlington Stores *, †	14,934	2,034,459
Casey's General Stores	15,985	2,956,905
China Mengniu Dairy	979,313	4,886,082
HelloFresh †	78,584	2,540,562
Procter & Gamble	43,751	6,290,956
Reckitt Benckiser Group	72,095	5,414,869
		24,123,833
Energy – 3.47%
Canadian Natural Resources	190,908	10,247,942
ConocoPhillips	94,014	8,443,397
TotalEnergies	32,510	1,716,048
		20,407,387
Financials – 8.91%
AGNC Investment	440,652	4,878,018
BNP Paribas *	93,006	4,421,529
First Republic Bank	39,581	5,707,580
ICICI Bank	319,158	2,858,065
Intercontinental Exchange	35,622	3,349,893
Mastercard Class A	22,595	7,128,270
Morgan Stanley	53,723	4,086,171
ORIX	487,197	8,172,615
Prudential	358,285	4,431,186
State Bank of India	510,788	3,013,405
UniCredit	448,204	4,257,789
		52,304,521
Healthcare – 9.48%
Abbott Laboratories	40,117	4,358,712
AstraZeneca	40,780	5,361,281
Bayer	105,374	6,263,402
Eli Lilly & Co.	12,838	4,162,465
Genmab †	16,155	5,228,288
Regeneron Pharmaceuticals †	13,842	8,182,421
Thermo Fisher Scientific	6,973	3,788,291
UnitedHealth Group	15,424	7,922,229
Vertex Pharmaceuticals †	21,166	5,964,367
Zimmer Biomet Holdings	42,478	4,462,739
		55,694,195
Industrials – 8.34%
Airbus	76,375	7,399,438
Ferguson	53,369	5,969,084
Ingersoll Rand	154,453	6,499,382
Larsen & Toubro	277,155	5,468,698
Raytheon Technologies	65,790	6,323,077
Schneider Electric	37,280	4,410,729
Union Pacific	40,254	8,585,373
Vinci	48,887	4,352,597
		49,008,378
Information Technology – 10.67%
Ambarella †	58,255	3,813,372
Apple	40,915	5,593,899
Autodesk †	19,521	3,356,831
Check Point Software
Technologies †	41,644	5,071,406
Intuit	18,347	7,071,668
Microsoft	63,239	16,241,672
Monolithic Power Systems	5,444	2,090,714
NVIDIA	20,128	3,051,204
Samsung Electronics	72,331	3,175,344
Taiwan Semiconductor
Manufacturing	498,450	7,979,626
VeriSign †	31,327	5,241,947
		62,687,683
Materials – 0.51%
Barrick Gold	168,003	2,971,973
		2,971,973
Utilities – 0.17%
RWE	26,583	977,246
		977,246
Total Common Stocks
(cost $372,905,853)		337,828,612

	Troy
	Ounces
Bullion – 5.13%
Gold	16,670	30,122,494
Total Bullion
(cost $20,288,795)		30,122,494

Consolidated schedules of investments
Delaware Ivy VIP Asset Strategy

	Number of
	shares	Value (US $)
Short-Term Investments – 4.58%
Money Market Mutual Fund – 4.58%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	26,907,548	$26,907,548
Total Short-Term Investments
(cost $26,907,548)		26,907,548
Total Value of Securities Before
Securities Lending Collateral–99.87%
(cost $634,752,014)		586,587,703

Securities Lending Collateral** – 0.07%
Money Market Mutual Fund – 0.07%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%) 7/1/22	390,885	390,885
Total Securities Lending Collateral
(cost $390,885)		390,885
Total Value of Securities–99.94%
(cost $635,142,899)		$586,978,588■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Σ	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $30,885,461, which represents 5.26% of the Portfolio's net assets. See Note 11 in “Notes to financial statements."
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
Δ	Securities have been classified by country of risk.
†	Non-income producing security.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $27,846,568 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $28,219,476.

The following futures contracts were outstanding at June 30, 2022:1

Futures Contracts
Exchange-Traded

Variation
Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
7	US Treasury Ultra Bonds	$1,080,406	$1,069,221	9/21/22	$11,185	$16,406

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy VIP Balanced

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 0.52%
Fannie Mae REMICs
Series 2016-36 VB 3.50%
6/25/29	352,316	$353,562
Series 2016-71 NB 3.00%
10/25/46	459,699	440,569
Freddie Mac REMICs
Series 4616 HW 3.00%
6/15/45	315,437	308,697
Vendee Mortgage Trust
Series 1997-1 3A 8.293%
12/15/26	13,649	14,402
Total Agency Collateralized Mortgage
Obligations
(cost $1,188,665)		1,117,230

Agency Mortgage-Backed Securities – 6.16%
Fannie Mae S.F. 15 yr
2.50% 8/1/35	204,511	195,777
Fannie Mae S.F. 20 yr
2.00% 5/1/41	246,676	220,547
Fannie Mae S.F. 30 yr
2.00% 1/1/51	530,551	462,610
2.00% 3/1/51	317,719	277,123
2.00% 4/1/51	247,158	214,839
2.50% 1/1/52	611,628	551,284
2.50% 4/1/52	245,850	221,514
3.00% 2/1/52	805,141	751,767
3.50% 12/1/47	66,347	64,739
3.50% 1/1/48	75,526	73,815
3.50% 8/1/51	498,186	480,188
3.50% 1/1/52	615,984	593,694
3.50% 4/1/52	446,082	429,526
4.50% 11/1/43	224,598	231,272
4.50% 10/1/44	82,052	84,486
4.50% 5/1/49	206,814	208,540
5.00% 6/1/52	738,591	754,684
5.50% 5/1/33	15,544	16,519
5.50% 6/1/33	17,783	19,035
6.50% 10/1/28	25,223	26,797
6.50% 2/1/29	13,078	13,738
6.50% 2/1/32	89,519	96,213
7.00% 7/1/31	21,462	23,362
7.00% 9/1/31	36,086	38,549
7.00% 2/1/32	39,601	42,163
7.00% 3/1/32	19,228	20,995
7.00% 7/1/32	43,173	46,014
7.50% 4/1/31	11,509	12,032
Freddie Mac S.F. 15 yr
2.00% 12/1/35	291,582	273,017
Freddie Mac S.F. 20 yr
2.00% 3/1/41	903,909	808,052
Freddie Mac S.F. 20 yr
2.50% 2/1/42	374,990	345,125
Freddie Mac S.F. 30 yr
2.00% 1/1/52	1,081,681	939,532
2.50% 7/1/50	418,033	380,423
2.50% 1/1/52	830,832	750,529
3.00% 8/1/51	38,708	36,303
3.00% 12/1/51	1,070,128	999,189
3.00% 2/1/52	1,079,181	1,006,215
3.50% 10/1/51	820,087	792,379
3.50% 4/1/52	571,533	552,842
GNMA II S.F. 30 yr
3.00% 12/20/51	186,632	176,244
Total Agency Mortgage-Backed Securities
(cost $14,370,118)		13,231,672

Corporate Bonds – 13.12%
Banking – 1.86%
Bank of America
2.482% 9/21/36 µ	400,000	310,678
2.551% 2/4/28 µ	35,000	31,858
2.972% 2/4/33 µ	15,000	12,793
4.375% 1/27/27 *, µ, Ψ	45,000	37,452
4.571% 4/27/33 *, µ	80,000	77,951
6.125% 4/27/27 µ, Ψ	30,000	29,006
Citigroup
3.057% 1/25/33 µ	50,000	42,429
3.07% 2/24/28 µ	40,000	37,135
6.25% 8/15/26 µ, Ψ	648,000	633,345
Fifth Third Bancorp 4.337%
4/25/33 µ	40,000	38,090
Goldman Sachs Group
1.542% 9/10/27 µ	25,000	21,963
3.102% 2/24/33 µ	375,000	320,642
3.615% 3/15/28 µ	65,000	61,565
Huntington National Bank
4.552% 5/17/28 µ	250,000	248,504
JPMorgan Chase & Co.
1.953% 2/4/32 µ	60,000	48,011
4.586% 4/26/33 *, µ	30,000	29,498
4.709% 10/30/22 Ψ	194,000	184,203
5.00% 8/1/24 µ, Ψ	337,000	297,613
5.597% 10/1/22 Ψ	750,000	704,063
KeyCorp 4.789% 6/1/33 µ	55,000	54,319
Morgan Stanley
2.475% 1/21/28 µ	25,000	22,746
2.484% 9/16/36 µ	120,000	92,397
PNC Financial Services Group
6.00% 5/15/27 *, µ, Ψ	40,000	38,496
State Street 2.203% 2/7/28 *, µ	50,000	45,823

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
SVB Financial Group 4.57%
4/29/33 *, µ	70,000	$65,785
Toronto-Dominion Bank 4.108%
6/8/27	75,000	74,228
US Bancorp
2.215% 1/27/28 µ	45,000	41,257
2.677% 1/27/33 *, µ	45,000	38,774
Wells Fargo & Co.
2.572% 2/11/31 µ	290,000	249,554
3.526% 3/24/28 µ	35,000	33,181
4.611% 4/25/53 µ	65,000	60,260
		3,983,619
Basic Industry – 0.01%
Newmont 2.60% 7/15/32	25,000	20,657
		20,657
Brokerage – 0.80%
Apollo Management Holdings
144A 2.65% 6/5/30 #	425,000	357,692
Blackstone Holdings Finance
144A 2.00% 1/30/32 #	325,000	258,597
Intercontinental Exchange 2.10%
6/15/30	260,000	217,795
KKR Group Finance VIII 144A
3.50% 8/25/50 #	350,000	263,095
LSEGA Financing 144A 2.50%
4/6/31 #	350,000	300,430
National Securities Clearing
144A 1.50% 4/23/25 #	350,000	329,700
		1,727,309
Capital Goods – 0.70%
Boeing
3.25% 2/1/28	25,000	22,364
3.75% 2/1/50	265,000	187,498
General Dynamics 2.85% 6/1/41	240,000	186,815
Lockheed Martin
3.90% 6/15/32 *	55,000	54,335
4.15% 6/15/53	45,000	42,094
Raytheon Technologies
2.25% 7/1/30 *	300,000	258,900
3.125% 7/1/50	175,000	134,255
Republic Services
1.45% 2/15/31	490,000	385,148
2.30% 3/1/30	72,000	61,850
Standard Industries 144A
4.375% 7/15/30 #	219,000	173,138
		1,506,397
Communications – 1.57%
AT&T 3.50% 9/15/53	500,000	379,843
Bell Canada 4.30% 7/29/49	120,000	107,721
Charter Communications
Operating 3.85% 4/1/61	305,000	201,171
Comcast
3.45% 2/1/50	675,000	538,319
4.25% 10/15/30	450,000	444,158
Magallanes
144A 3.755% 3/15/27 #	115,000	107,967
144A 4.054% 3/15/29 #, *	15,000	13,750
144A 4.279% 3/15/32 #	15,000	13,420
144A 5.141% 3/15/52 #	65,000	54,643
Rogers Communications
144A 3.80% 3/15/32 #	15,000	13,734
144A 4.55% 3/15/52 #	15,000	13,208
Sprint 7.875% 9/15/23	315,000	325,710
T-Mobile USA 3.875% 4/15/30	290,000	270,916
Verizon Communications
2.875% 11/20/50	50,000	35,555
4.50% 8/10/33	500,000	488,164
Walt Disney 2.75% 9/1/49	500,000	357,966
		3,366,245
Consumer Cyclical – 1.14%
Amazon.com
3.60% 4/13/32	65,000	62,656
3.95% 4/13/52	80,000	74,048
Aptiv 3.25% 3/1/32	15,000	12,761
AutoNation
2.40% 8/1/31	300,000	231,828
3.85% 3/1/32 *	35,000	30,200
Carnival 144A 4.00% 8/1/28 #	105,000	86,472
Expedia Group 144A 6.25%
5/1/25 #	159,000	163,955
General Motors Financial
3.10% 1/12/32 *	15,000	12,070
3.70% 5/9/23	150,000	150,015
Home Depot 3.35% 4/15/50	700,000	570,002
Lowe's 4.25% 4/1/52	40,000	34,730
MGM Resorts International
4.75% 10/15/28 *	209,000	176,082
NIKE 3.25% 3/27/40	120,000	102,921
NVR 3.00% 5/15/30	400,000	345,003
PVH 4.625% 7/10/25	350,000	347,072
VICI Properties 4.95% 2/15/30	60,000	56,972
		2,456,787
Consumer Non-Cyclical – 1.56%
Amgen 3.375% 2/21/50	350,000	268,199
Bristol-Myers Squibb 3.70%
3/15/52	25,000	21,630
Coca-Cola 2.25% 1/5/32 *	600,000	523,273

Schedules of investments
Delaware Ivy VIP Balanced

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
CSL Finance
144A 4.05% 4/27/29 #	30,000	$29,479
144A 4.75% 4/27/52 #	40,000	38,323
CVS Health 5.05% 3/25/48	180,000	172,564
Dentsply Sirona 3.25% 6/1/30	365,000	308,439
HCA 144A 3.125% 3/15/27 #, *	25,000	22,735
Hormel Foods 3.05% 6/3/51	535,000	413,244
JBS USA 144A 3.00% 2/2/29 #	80,000	67,713
Johnson & Johnson 3.40%
1/15/38	1,000,000	901,243
Merck & Co. 2.45% 6/24/50	250,000	175,998
Nestle Holdings 144A 4.00%
9/24/48 #	380,000	351,386
Royalty Pharma 3.55% 9/2/50	79,000	55,318
		3,349,544
Electric – 1.12%
Alabama Power 3.125% 7/15/51	375,000	281,483
Commonwealth Edison 2.20%
3/1/30	350,000	304,171
Duke Energy 3.15% 8/15/27 *	500,000	472,703
Duke Energy Indiana 3.75%
5/15/46	120,000	102,083
Duke Energy Ohio 4.30% 2/1/49	115,000	104,610
Entergy
2.80% 6/15/30	235,000	201,800
3.75% 6/15/50	125,000	98,361
Eversource Energy 2.90%
3/1/27 *	50,000	46,983
Florida Power & Light 3.15%
10/1/49	425,000	338,629
NextEra Energy Capital Holdings
3.00% 1/15/52	65,000	46,601
Oncor Electric Delivery 2.75%
5/15/30	450,000	409,983
		2,407,407
Energy – 0.52%
BP Capital Markets America
2.721% 1/12/32	80,000	68,950
Cheniere Energy Partners 144A
3.25% 1/31/32 #	120,000	94,765
ConocoPhillips 3.80% 3/15/52	85,000	72,927
Continental Resources
144A 2.875% 4/1/32 #	65,000	50,889
4.375% 1/15/28 *	175,000	164,829
Diamondback Energy 4.25%
3/15/52	15,000	12,475
EQT 6.625% 2/1/25	500,000	515,367
Targa Resources Partners 5.00%
1/15/28	139,000	132,538
		1,112,740
Finance Companies – 0.28%
AerCap Ireland Capital DAC
6.50% 7/15/25 *	250,000	256,158
Owl Rock Capital 4.25% 1/15/26	375,000	345,390
		601,548
Financials – 0.06%
Air Lease 2.875% 1/15/32 *	160,000	125,050
		125,050
Insurance – 0.52%
Aon 2.80% 5/15/30	525,000	459,437
Brown & Brown 4.95% 3/17/52 *	50,000	43,974
Northwestern Mutual Life
Insurance 144A 3.85%
9/30/47 #	500,000	416,178
UnitedHealth Group 3.05%
5/15/41	250,000	201,933
		1,121,522
Real Estate Investment Trusts – 0.35%
American Homes 4 Rent 3.625%
4/15/32	35,000	30,723
EPR Properties 4.95% 4/15/28	265,000	244,007
Extra Space Storage 2.35%
3/15/32	600,000	476,310
		751,040
Technology – 2.27%
Apple
2.65% 5/11/50	175,000	129,471
2.95% 9/11/49	500,000	394,424
Autodesk
2.40% 12/15/31	60,000	49,036
2.85% 1/15/30	500,000	437,477
Broadcom 144A 3.419%
4/15/33 #	300,000	248,406
CDW 3.276% 12/1/28	35,000	30,257
Entegris Escrow 144A 4.75%
4/15/29 #	55,000	51,318
Fortinet 2.20% 3/15/31	350,000	283,640
HP 5.50% 1/15/33	40,000	39,066
Infor 144A 1.75% 7/15/25 #	125,000	115,756
Intel 3.25% 11/15/49	300,000	233,808
Iron Mountain 144A 5.25%
7/15/30 #	54,000	47,050
Iron Mountain Information
Management Services 144A
5.00% 7/15/32 #	165,000	133,500
KLA 4.95% 7/15/52	80,000	80,580
Microsoft 3.45% 8/8/36	365,000	344,691

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
PayPal Holdings
2.30% 6/1/30 *	230,000	$197,661
3.90% 6/1/27 *	15,000	14,959
4.40% 6/1/32 *	45,000	44,601
Salesforce
2.70% 7/15/41	175,000	135,581
2.90% 7/15/51	255,000	193,133
ServiceNow 1.40% 9/1/30	435,000	340,821
Thomson Reuters 3.35%
5/15/26	425,000	412,861
TSMC Global 144A 1.75%
4/23/28 #, *	600,000	529,045
Visa 2.70% 4/15/40	440,000	354,579
Workday
3.50% 4/1/27	10,000	9,571
3.70% 4/1/29	15,000	14,045
3.80% 4/1/32 *	15,000	13,722
		4,879,059
Transportation – 0.21%
Burlington Northern Santa Fe
2.875% 6/15/52	50,000	37,448
4.45% 1/15/53	55,000	53,300
Kansas City Southern 2.875%
11/15/29	350,000	312,353
Union Pacific
2.80% 2/14/32	35,000	31,192
3.375% 2/14/42	10,000	8,344
3.50% 2/14/53	15,000	12,254
		454,891
Utilities – 0.15%
American Water Capital 3.75%
9/1/47	375,000	312,824
		312,824
Total Corporate Bonds
(cost $33,332,506)		28,176,639

Non-Agency Commercial Mortgage-Backed Securities – 2.94%
BANK
Series 2021-BN32 A5 2.643%
4/15/54	730,000	643,366
Series 2021-BN36 A5 2.47%
9/15/64	860,000	740,381
Series 2022-BNK39 A4
2.928% 2/15/55	862,000	772,770
Series 2022-BNK39 B 3.348%
2/15/55 ●	30,000	25,927
Series 2022-BNK39 C 3.379%
2/15/55 ●	45,000	37,057
Series 2022-BNK40 A4
3.507% 3/15/64 ●	850,000	792,110
BANK
Series 2022-BNK40 B 3.507%
3/15/64 ●	100,000	86,910
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002%
1/15/55 ●	1,000,000	898,618
Series 2022-B32 B 3.202%
1/15/55 ●	100,000	84,081
Series 2022-B32 C 3.572%
1/15/55 ●	125,000	101,652
Series 2022-B33 A5 3.458%
3/15/55	900,000	842,119
Series 2022-B33 B 3.736%
3/15/55 ●	50,000	43,708
Series 2022-B33 C 3.736%
3/15/55 ●	50,000	41,301
BMO Mortgage Trust
Series 2022-C1 A5 3.374%
2/15/55 ●	500,000	457,817
Wells Fargo Commercial
Mortgage Trust
Series 2021-C61 A4 2.658%
11/15/54	865,000	743,718
Total Non-Agency Commercial Mortgage-
Backed Securities
(cost $7,203,518)		6,311,535

US Treasury Obligations – 10.97%
US Treasury Bonds
1.875% 11/15/51	435,000	326,522
2.375% 2/15/42	1,705,000	1,446,320
2.875% 5/15/52	165,000	155,886
US Treasury Floating Rate Notes
1.784% (USBMMY3M -0.08%)
4/30/24 ●	1,140,000	1,139,222
US Treasury Notes
0.125% 12/15/23	4,205,000	4,035,650
0.375% 4/15/24	4,885,000	4,664,030
1.50% 11/30/24	1,700,000	1,640,301
1.75% 6/30/24	1,400,000	1,366,641
2.625% 5/31/27 *	3,140,000	3,081,002
2.875% 5/31/25	5,635,000	5,612,108
2.875% 5/15/32	90,000	89,001
Total US Treasury Obligations
(cost $24,645,735)		23,556,683

Schedules of investments
Delaware Ivy VIP Balanced

	Number of
	shares	Value (US $)
Common Stocks – 57.14%
Banking – 0.75%
Morgan Stanley	21,336	$1,622,816
		1,622,816
Communications – 3.26%
Alphabet Class A †	1,532	3,338,626
Alphabet Class C †	1,063	2,325,260
VeriSign †	7,995	1,337,803
		7,001,689
Consumer Cyclical – 0.99%
Aptiv †	23,831	2,122,627
		2,122,627
Consumer Discretionary – 3.10%
Amazon.com †	17,400	1,848,054
AutoZone †	1,297	2,787,409
Booking Holdings †	1,152	2,014,836
		6,650,299
Consumer Non-Cyclical – 12.68%
Danaher	15,670	3,972,658
Eli Lilly & Co.	12,428	4,029,531
Sysco	42,533	3,602,970
United Rentals †	12,204	2,964,474
UnitedHealth Group	15,740	8,084,536
Vertex Pharmaceuticals †	5,034	1,418,531
Zoetis	18,310	3,147,306
		27,220,006
Consumer Staples – 1.33%
Costco Wholesale	5,948	2,850,757
		2,850,757
Energy – 1.63%
ConocoPhillips	38,998	3,502,410
		3,502,410
Financials – 11.67%
American Express	10,961	1,519,414
Aon Class A	6,483	1,748,335
Artisan Partners Asset
Management Class A	49,115	1,747,021
Bank of America	50,465	1,570,976
Blackstone	20,397	1,860,818
Charles Schwab	40,984	2,589,369
CME Group	15,278	3,127,407
Intercontinental Exchange	26,272	2,470,619
KKR & Co.	46,184	2,137,857
Mastercard Class A	8,869	2,797,992
Progressive	29,970	3,484,612
		25,054,420
Industrials – 3.76%
Airbus ADR	106,222	2,580,132
Caterpillar	9,572	1,711,091
Deere & Co.	6,730	2,015,433
Equifax	9,629	1,759,989
		8,066,645
Information Technology – 1.57%
TE Connectivity	29,755	3,366,778
		3,366,778
Materials – 2.28%
Linde	10,257	2,949,195
Sherwin-Williams	8,702	1,948,465
		4,897,660
Technology – 11.01%
Apple	28,792	3,936,442
Applied Materials	4,084	371,562
Fiserv †	21,238	1,889,545
Intuit	2,835	1,092,723
Microchip Technology	37,429	2,173,876
Microsoft	41,496	10,657,418
Salesforce †	8,654	1,428,256
Take-Two Interactive Software †	17,130	2,098,939
		23,648,761
Transportation – 1.24%
Union Pacific	12,478	2,661,308
		2,661,308
Utilities – 1.87%
NextEra Energy	51,921	4,021,801
		4,021,801
Total Common Stocks
(cost $134,377,548)		122,687,977

Short-Term Investments – 9.15%
Money Market Mutual Fund – 9.15%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	19,647,129	19,647,129
Total Short-Term Investments
(cost $19,647,129)		19,647,129
Total Value of Securities Before
Securities Lending Collateral–100.00%
(cost $234,765,219)		214,728,865

	Number of
	shares	Value (US $)
Securities Lending Collateral** – 0.38%
Money Market Mutual Fund – 0.38%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	821,872	$821,872
Total Securities Lending Collateral
(cost $821,872)		821,872
Total Value of
Securities–100.38%
(cost $235,587,091)		$215,550,737■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
ψ	Perpetual security. Maturity date represents next call date.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $4,346,344, which represents 2.02% of the Portfolio's net assets. See Note 11 in “Notes to financial statements."

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

†	Non-income producing security.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $5,913,572 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $5,235,321.

The following futures contracts were outstanding at June 30, 2022:1

Futures Contracts
Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
57	US Treasury 5 yr Notes	$6,398,250	$6,418,869	9/30/22	$–	$(20,619)	$40,078
	US Treasury 10 yr Ultra
(24)	Notes	(3,057,000)	(3,078,878)	9/21/22	21,878	–	(31,875)
	US Treasury Ultra
3	Bonds	463,031	458,238	9/21/22	4,793	–	7,031
Total Futures Contracts			$3,798,229		$26,671	$(20,619)	$15,234

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional amount presented above represents the Portfolio’s total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio’s net assets.

1See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
GNMA – Government National Mortgage Association

Schedules of investments
Delaware Ivy VIP Balanced

Summary of abbreviations: (continued)

REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
USBMMY3M – US Treasury 3 Month Bill Money Market Yield
yr – Year

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP Energy

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 96.04%◆
Consumer Staples – 1.38%
Darling Ingredients †	27,279	$1,631,284
		1,631,284
Energy – 86.58%
Archaea Energy †	224,375	3,484,544
Chesapeake Energy *	75,178	6,096,936
ConocoPhillips	62,382	5,602,527
Coterra Energy	212,846	5,489,298
Denbury †	95,039	5,701,390
Devon Energy	92,508	5,098,116
Enviva *	27,416	1,568,744
EOG Resources	53,488	5,907,215
EQT	181,690	6,250,136
Equinor	132,228	4,598,587
Kimbell Royalty Partners	118,250	1,854,160
Marathon Petroleum	54,401	4,472,306
Occidental Petroleum	141,838	8,351,421
Parex Resources	282,520	4,784,755
PBF Energy Class A †	71,474	2,074,176
Schlumberger	129,278	4,622,981
Shell	338,882	8,803,198
Sunrun *, †	79,560	1,858,522
Tourmaline Oil	125,987	6,550,893
Valaris †	86,076	3,635,850
Valero Energy	47,901	5,090,918
		101,896,673
Industrials – 3.23%
Ardmore Shipping †	97,027	676,278
Euronav	58,447	703,757
Li-Cycle Holdings *, †	129,783	892,907
NuScale Power *, †	152,911	1,527,581
		3,800,523
Utilities – 4.85%
AES	21,624	454,320
American Electric Power	5,538	531,316
CMS Energy	7,342	495,585
Iberdrola	45,316	469,950
NextEra Energy	5,750	445,395
Northland Power	16,621	494,808
Orsted 144A #	3,744	391,357
RWE	12,063	443,461
Southern	7,218	514,716
SSE	23,097	454,354
Terna - Rete Elettrica Nazionale	64,451	505,750
Xcel Energy	7,170	507,349
		5,708,361
Total Common Stocks
(cost $111,163,940)		113,036,841

Master Limited Partnerships – 1.06%
Black Stone Minerals	90,698	1,241,656
Total Master Limited Partnerships
(cost $1,069,342)		1,241,656

Short-Term Investments – 3.30%
Money Market Mutual Fund – 3.30%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	3,887,012	3,887,012
Total Short-Term Investments
(cost $3,887,012)		3,887,012
Total Value of Securities Before
Securities Lending Collateral–100.40%
(cost $116,120,294)		118,165,509

Securities Lending Collateral** – 1.53%
Money Market Mutual Fund – 1.53%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	1,795,485	1,795,485
Total Securities Lending Collateral
(cost $1,795,485)		1,795,485
Total Value of
Securities–101.93%
(cost $117,915,779)		$119,960,994■

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $391,357, which represents 0.33% of the Portfolio's net assets. See Note 11 in “Notes to financial statements."

**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $7,920,661 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $6,704,441.

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy VIP Growth

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.36%
Communication Services – 12.06%
Alphabet Class A †	18,650	$40,643,199
Alphabet Class C †	2,870	6,277,982
Electronic Arts	173,016	21,047,396
Meta Platforms Class A †	61,971	9,992,824
Pinterest Class A †	177,112	3,216,354
		81,177,755
Consumer Discretionary – 12.47%
Amazon.com †	359,839	38,218,500
Booking Holdings †	4,354	7,615,103
Ferrari	64,307	11,799,048
Home Depot	27,996	7,678,463
LVMH Moet Hennessy Louis
Vuitton ADR	70,252	8,586,199
NIKE Class B	98,084	10,024,185
		83,921,498
Consumer Staples – 3.69%
Coca-Cola	366,973	23,086,272
Estee Lauder Class A	6,812	1,734,812
		24,821,084
Financials – 4.46%
Intercontinental Exchange	142,705	13,419,978
S&P Global	49,153	16,567,510
		29,987,488
Healthcare – 9.38%
Cooper	40,562	12,700,773
Danaher	29,115	7,381,235
Intuitive Surgical †	36,237	7,273,128
UnitedHealth Group	54,697	28,094,020
Zoetis	44,522	7,652,887
		63,102,043
Industrials – 10.34%
CoStar Group †	436,462	26,366,669
JB Hunt Transport Services	75,087	11,823,950
Stanley Black & Decker	22,987	2,410,417
TransUnion	209,970	16,795,500
Union Pacific	26,153	5,577,912
Verisk Analytics	38,230	6,617,231
		69,591,679
Information Technology – 46.96%
Adobe †	32,982	12,073,391
Apple	419,074	57,295,797
Autodesk †	41,738	7,177,266
Broadridge Financial Solutions *	91,398	13,028,785
Intuit	37,124	14,309,074
Microsoft	338,008	86,810,595
Motorola Solutions	131,343	27,529,493
NVIDIA	119,162	18,063,768
PayPal Holdings †	90,788	6,340,634
Salesforce †	64,069	10,573,948
VeriSign †	152,655	25,543,761
Visa Class A *	189,138	37,239,381
		315,985,893
Total Common Stocks
(cost $531,444,303)		668,587,440

Short-Term Investments – 0.59%
Money Market Mutual Fund – 0.59%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	3,956,617	3,956,617
Total Short-Term Investments
(cost $3,956,617)		3,956,617
Total Value of Securities–99.95%
(cost $535,400,920)		$672,544,057■

†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $38,943,281 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $40,243,958.

Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP High Income

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Convertible Bond – 0.14%
Spirit Airlines 1.00% exercise
price $49.07, maturity date
5/15/26	1,186,000	$1,075,109
Total Convertible Bond
(cost $1,046,411)		1,075,109

Corporate Bonds – 69.63%
Automotive – 0.51%
Goodyear Tire & Rubber 5.25%
7/15/31*	4,740,000	3,817,288
		3,817,288
Banking – 0.44%
Deutsche Bank 6.00%
10/30/25 µ, ψ	3,800,000	3,296,500
		3,296,500
Basic Industry – 2.55%
Cerdia Finanz 144A 10.50%
2/15/27 #	3,160,000	2,599,107
Chemours 144A 5.75%
11/15/28 #	4,550,000	3,886,178
FMG Resources August 2006
144A 5.875% 4/15/30 #	3,340,000	3,011,461
144A 6.125% 4/15/32 #	1,505,000	1,357,487
Novelis 144A 4.75% 1/30/30 #	6,240,000	5,198,482
Vibrantz Technologies 144A
9.00% 2/15/30 #	4,410,000	3,114,980
		19,167,695
Capital Goods – 3.42%
ARD Finance 144A PIK 6.50%
6/30/27 #, >	1,751,144	1,301,765
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	755,000	710,504
Mauser Packaging Solutions
Holding 144A 5.50% 4/15/24 #	4,390,000	4,201,230
Sealed Air 144A 5.00% 4/15/29 #	2,175,000	2,036,583
TransDigm
4.625% 1/15/29	1,597,000	1,289,330
5.50% 11/15/27	7,030,000	5,987,381
7.50% 3/15/27	2,709,000	2,559,030
Wesco Aircraft Holdings
144A 8.50% 11/15/24 #	6,782,000	3,594,460
144A 9.00% 11/15/26 #, *	6,438,000	3,761,497
144A 13.125% 11/15/27 #	858,000	269,884
		25,711,664
Communications – 9.32%
Altice Financing 144A 5.75%
8/15/29 #	5,719,000	4,605,711
Altice France
144A 5.125% 7/15/29 #	2,375,000	1,800,594
144A 5.50% 10/15/29 #	1,292,000	990,945
Altice France Holding
144A 6.00% 2/15/28 #	10,750,000	7,650,291
144A 10.50% 5/15/27 #	4,453,000	3,745,240
Connect Finco 144A 6.75%
10/1/26 #	6,220,000	5,610,471
Consolidated Communications
144A 5.00% 10/1/28 #	1,129,000	904,182
144A 6.50% 10/1/28 #	6,113,000	5,214,878
Digicel 144A 6.75% 3/1/23 #	4,413,000	2,660,134
Digicel Group Holdings
144A PIK 7.00% 4/21/22 #, ψ,
>>	602,159	281,509
144A PIK 8.00% 4/1/25 #, >>>	1,351,305	953,184
PIK 10.00% 4/1/24 >>>>	4,875,646	4,755,583
Digicel International Finance
144A 8.00% 12/31/26 #	1,474,249	998,156
144A 8.75% 5/25/24 #	4,031,000	3,754,977
Frontier Communications
Holdings
144A 5.875% 10/15/27 #	3,346,000	3,017,097
5.875% 11/1/29	1,011,498	780,007
144A 6.00% 1/15/30 #	805,000	621,641
144A 6.75% 5/1/29 #, *	3,287,000	2,712,646
144A 8.75% 5/15/30 #	1,080,000	1,094,035
LCPR Senior Secured Financing
DAC 144A 5.125% 7/15/29 #	913,000	764,094
Ligado Networks 144A PIK
15.50% 11/1/23 #, >>	8,285,400	4,515,543
Northwest Fiber
144A 4.75% 4/30/27 #	1,488,000	1,227,395
144A 6.00% 2/15/28 #, *	1,703,000	1,226,325
144A 10.75% 6/1/28 #	1,327,000	1,182,550
Sprint Capital 6.875% 11/15/28	445,000	469,257
Telesat Canada
144A 5.625% 12/6/26 #	6,406,000	4,056,535
144A 6.50% 10/15/27 #	1,130,000	476,855
T-Mobile USA 3.50% 4/15/31	621,000	537,454
Windstream Escrow 144A 7.75%
8/15/28 #	4,301,000	3,474,219
		70,081,508
Consumer Cyclical – 0.50%
Asbury Automotive Group
144A 4.625% 11/15/29 #	85,000	70,353
4.75% 3/1/30	4,450,930	3,665,096
		3,735,449

Schedules of investments
Delaware Ivy VIP High Income

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Goods – 2.22%
Kronos Acquisition Holdings
144A 5.00% 12/31/26 #	2,411,000	$2,064,431
MajorDrive Holdings IV 144A
6.375% 6/1/29 #	6,450,000	4,429,924
Performance Food Group 144A
4.25% 8/1/29 #	5,216,000	4,365,688
Pilgrim's Pride 144A 4.25%
4/15/31 #	3,775,000	3,161,166
Post Holdings 144A 4.50%
9/15/31 #	1,618,000	1,328,054
Simmons Foods 144A 4.625%
3/1/29 #	1,590,000	1,346,802
		16,696,065
Energy – 11.65%
Ascent Resources Utica
Holdings
144A 5.875% 6/30/29 #	809,000	713,065
144A 7.00% 11/1/26 #	1,898,000	1,767,664
144A 8.25% 12/31/28 #	157,000	149,739
Bellatrix Exploration
8.50% 9/11/23	1,022,000	0
12.50% 12/15/23	1,113,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	1,985,000	1,829,535
144A 8.00% 8/1/28 #, *	5,090,000	4,896,962
CNX Resources 144A 6.00%
1/15/29 #	6,420,000	6,009,184
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	1,636,000	1,458,764
144A 6.00% 2/1/29 #	320,000	279,790
EQM Midstream Partners 144A
4.75% 1/15/31 #	9,235,000	7,391,371
Genesis Energy
7.75% 2/1/28	3,335,000	2,889,611
8.00% 1/15/27	5,255,000	4,665,389
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	4,549,856
144A 6.25% 4/15/32 #	1,040,000	915,252
KCA Deutag UK Finance
144A 9.875% 12/1/25 #, *	315,000	300,195
9.875% 12/1/25	930,273	886,550
Laredo Petroleum 10.125%
1/15/28	2,876,000	2,851,022
Mesquite Energy 144A 7.25%
2/15/23 #, ‡	622,000	9,330
Murphy Oil 6.375% 7/15/28	8,268,000	7,725,950
NuStar Logistics
6.00% 6/1/26	4,126,000	3,865,113
6.375% 10/1/30	4,170,000	3,629,718
Occidental Petroleum
4.20% 3/15/48	255,000	199,075
4.40% 4/15/46	1,008,000	816,387
4.40% 8/15/49	1,985,000	1,592,712
4.50% 7/15/44	1,030,000	818,294
6.45% 9/15/36	2,225,000	2,286,010
6.60% 3/15/46	3,570,000	3,801,907
6.625% 9/1/30	3,410,000	3,518,506
Offshore Group Invest 7.50%
11/1/19	1,693,000	0
PBF Holding 144A 9.25%
5/15/25 #	7,266,000	7,606,594
Southwestern Energy
5.375% 2/1/29	760,000	706,397
5.375% 3/15/30	7,590,000	6,998,208
Weatherford International 144A
8.625% 4/30/30 #	2,960,000	2,461,940
		87,590,090
Financial Services – 3.20%
Air Lease 4.65% 6/15/26 µ, ψ	2,028,000	1,689,100
Castlelake Aviation Finance DAC
144A 5.00% 4/15/27 #	1,238,000	1,030,457
Compass Group Diversified
Holdings 144A 5.25%
4/15/29 #	6,378,000	5,275,595
Highlands Holdings Bond Issuer
144A PIK 7.625%
10/15/25 #, >>	4,059,145	3,926,147
Medline Borrower
144A 3.875% 4/1/29 #	4,981,000	4,259,353
144A 5.25% 10/1/29 #, *	884,000	728,787
New Cotai 5.00% 2/2/27	3,298,686	3,298,686
StoneX Group 144A 8.625%
6/15/25 #	3,835,000	3,851,682
		24,059,807
Healthcare – 6.51%
Avantor Funding 144A 3.875%
11/1/29 #	3,610,000	3,162,631
Bausch Health 144A 6.125%
2/1/27 #	3,140,000	2,674,636
Cheplapharm Arzneimittel 144A
5.50% 1/15/28 #	4,525,000	3,786,285
CHS
144A 4.75% 2/15/31 #	3,000,000	2,204,620
144A 5.25% 5/15/30 #	1,600,000	1,218,752
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	1,785,000	1,538,233
144A 6.50% 10/15/28 #	2,477,000	2,047,563

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)
Encompass Health
4.625% 4/1/31	1,495,000	$1,212,758
4.75% 2/1/30	969,000	813,422
Hadrian Merger Sub 144A 8.50%
5/1/26 #	509,000	484,634
ModivCare Escrow Issuer 144A
5.00% 10/1/29 #	4,672,000	3,780,284
Organon & Co. 144A 5.125%
4/30/31 #	6,670,000	5,779,355
P&L Development 144A 7.75%
11/15/25 #	4,958,000	3,477,914
Par Pharmaceutical 144A 7.50%
4/1/27 #	2,936,000	2,240,608
StoneMor 144A 8.50% 5/15/29 #	5,085,000	4,526,642
Tenet Healthcare
144A 4.375% 1/15/30 #	3,810,000	3,230,937
144A 6.125% 10/1/28 #	4,170,000	3,581,488
US Renal Care 144A 10.625%
7/15/27 #	8,340,000	3,148,350
		48,909,112
Insurance – 2.54%
Ardonagh Midco 2 144A 11.50%
1/15/27 #	7,558,146	7,910,809
HUB International 144A 5.625%
12/1/29 #	6,605,000	5,464,368
NFP 144A 6.875% 8/15/28 #	6,907,000	5,718,029
		19,093,206
Leisure – 4.44%
Boyd Gaming 4.75% 12/1/27	4,385,000	3,977,633
Carnival
144A 5.75% 3/1/27 #	5,753,000	4,175,010
144A 6.00% 5/1/29 #	7,316,000	5,165,315
144A 7.625% 3/1/26 #	793,000	616,062
144A 9.875% 8/1/27 #	1,550,000	1,514,211
144A 10.50% 2/1/26 #	394,000	392,983
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	6,644,000	4,845,536
144A 5.50% 4/1/28 #	7,169,000	4,999,338
Scientific Games Holdings 144A
6.625% 3/1/30 #	4,515,000	3,844,839
Scientific Games International
144A 7.25% 11/15/29 #	4,065,000	3,817,807
		33,348,734
Media – 8.99%
Advantage Sales & Marketing
144A 6.50% 11/15/28 #	5,940,000	5,103,648
AMC Networks 4.25% 2/15/29 *	4,609,000	3,748,338
Arches Buyer
144A 4.25% 6/1/28 #	4,746,000	3,877,482
144A 6.125% 12/1/28 #, *	3,964,000	3,238,628
Cars.com 144A 6.375%
11/1/28 #	2,355,000	1,987,208
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,437,105
144A 4.75% 2/1/32 #	3,290,000	2,702,077
Clear Channel International 144A
6.625% 8/1/25 #	572,000	532,755
CMG Media 144A 8.875%
12/15/27 #	4,286,000	3,397,748
CSC Holdings
144A 4.50% 11/15/31 #	1,754,000	1,358,122
144A 4.625% 12/1/30 #	7,234,000	4,859,620
144A 5.00% 11/15/31 #	2,381,000	1,608,585
144A 5.75% 1/15/30 #	1,372,000	1,001,876
Cumulus Media New Holdings
144A 6.75% 7/1/26 #	4,075,000	3,759,778
Directv Financing 144A 5.875%
8/15/27 #	6,662,000	5,704,704
DISH DBS 144A 5.75%
12/1/28 #	4,555,000	3,381,108
Nielsen Finance
144A 5.625% 10/1/28 #	2,343,000	2,182,633
144A 5.875% 10/1/30 #	1,926,000	1,771,920
Sirius XM Radio 144A 4.125%
7/1/30 #	6,123,000	5,128,441
Stagwell Global 144A 5.625%
8/15/29 #	4,022,000	3,243,039
VTR Comunicaciones 144A
4.375% 4/15/29 #	3,166,000	2,170,831
VTR Finance 144A 6.375%
7/15/28 #	2,826,000	2,020,923
VZ Secured Financing 144A
5.00% 1/15/32 #	2,805,000	2,333,985
		67,550,554
Real Estate – 0.04%
Uniti Group 144A 4.75%
4/15/28 #	394,000	324,904
		324,904
Retail – 2.64%
Asbury Automotive Group
4.50% 3/1/28	2,576,930	2,239,056
144A 5.00% 2/15/32 #	85,000	69,614
CP Atlas Buyer 144A 7.00%
12/1/28 #	1,146,000	829,234

Schedules of investments
Delaware Ivy VIP High Income

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Retail (continued)
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	$1,418,707
144A 4.375% 1/15/31 #	1,271,000	1,085,688
LSF9 Atlantis Holdings 144A
7.75% 2/15/26 #	5,472,000	4,642,015
Michaels
144A 5.25% 5/1/28 #	2,801,000	2,207,146
144A 7.875% 5/1/29 #	2,518,000	1,666,941
PetSmart 144A 7.75% 2/15/29 #	6,288,000	5,676,524
		19,834,925
Services – 3.44%
Adtalem Global Education 144A
5.50% 3/1/28 #	4,951,000	4,427,506
Ahern Rentals 144A 7.375%
5/15/23 #	3,231,000	2,504,025
NESCO Holdings II 144A 5.50%
4/15/29 #	4,712,000	3,960,106
PECF USS Intermediate Holding
III 144A 8.00% 11/15/29 #	1,330,000	1,055,887
Sabre GLBL
144A 7.375% 9/1/25 #	313,000	290,919
144A 9.25% 4/15/25 #	756,000	729,937
Staples
144A 7.50% 4/15/26 #	4,599,000	3,825,908
144A 10.75% 4/15/27 #	8,805,000	5,835,206
White Cap Buyer 144A 6.875%
10/15/28 #	4,079,000	3,268,829
		25,898,323
Technology – 0.09%
NCR 144A 5.25% 10/1/30 #	782,000	675,480
		675,480
Technology & Electronics – 2.68%
Entegris Escrow 144A 5.95%
6/15/30 #	5,825,000	5,554,370
Minerva Merger Sub 144A 6.50%
2/15/30 #	4,505,000	3,759,625
NCR
144A 5.00% 10/1/28 #	2,287,000	1,942,239
144A 5.125% 4/15/29 #	8,677,000	7,356,968
144A 5.75% 9/1/27 #	772,000	686,127
144A 6.125% 9/1/29 #	983,000	851,453
		20,150,782
Transportation – 2.12%
Grupo Aeromexico 144A 8.50%
3/17/27 #	2,855,000	2,761,532
Seaspan 144A 5.50% 8/1/29 #	6,910,000	5,522,368
VistaJet Malta Finance 144A
6.375% 2/1/30 #	9,570,000	7,681,265
		15,965,165
Utilities – 2.33%
Calpine
144A 4.625% 2/1/29 #	3,295,000	2,746,827
144A 5.00% 2/1/31 #	370,000	299,620
144A 5.125% 3/15/28 #	5,470,000	4,828,615
Vistra
144A 7.00% 12/15/26 #, µ, ψ	6,710,000	6,102,712
144A 8.00% 10/15/26 #, µ, ψ	3,650,000	3,523,126
		17,500,900
Total Corporate Bonds
(cost $622,739,596)		523,408,151

Municipal Bonds – 0.80%
Commonwealth of Puerto Rico
Series C 2.637% 11/1/43•	715,587	356,899
Series A1 2.986% 7/1/24^	73,721	67,509
Series A1 4.362% 7/1/33^	184,432	103,865
Series A-1 4.00% 7/1/33	143,315	131,651
Series A-1 4.00% 7/1/35	128,821	115,707
Series A-1 4.00% 7/1/37	110,562	98,137
Series A-1 4.00% 7/1/41	150,322	130,525
Series A-1 4.00% 7/1/46	156,333	131,731
Series A-1 5.25% 7/1/23	80,033	81,506
Series A-1 5.625% 7/1/27	158,167	168,472
Series A-1 5.625% 7/1/29	155,601	167,367
Series A-1 5.75% 7/1/31	151,134	165,398
GDB Debt Recovery Authority of
Puerto Rico
7.50% 8/20/40	4,815,668	4,273,906
Total Municipal Bonds
(cost $6,477,157)		5,992,673

Loan Agreements – 13.47%
Advantage Sales & Marketing
Tranche B-1 6.166%
(LIBOR02M + 4.50%)
10/28/27 •	7,290,126	6,722,867
Amynta Agency Borrower
Tranche B 1st Lien 6.166%
(LIBOR01M + 4.50%)
2/28/25 •	8,626,567	8,346,204
Ankura Consulting Group 1st
Lien 6.14% (SOFR01M +
4.50%) 3/17/28 •	1,559,799	1,474,010
Applied Systems 2nd Lien 7.75%
(LIBOR03M + 5.50%)
9/19/25 •	4,151,400	4,023,400
Ascent Resources Utica
Holdings 2nd Lien 10.021%
(LIBOR03M + 9.00%)
11/1/25 •	1,233,000	1,300,815

	Principal
	amount°	Value (US $)
Loan Agreements (continued)
Clydesdale Acquisition Holdings
Tranche B 5.875% (SOFR01M
+ 4.25%) 4/13/29 •	1,205,000	$1,133,328
CNT Holdings I 2nd Lien 7.94%
(LIBOR01M + 6.75%)
11/6/28 •	2,060,000	1,985,325
Covis Finco Tranche B 8.705%
(SOFR01M + 5.50%)
2/18/27 •	3,426,625	2,895,498
CP Atlas Buyer Tranche B
5.416% (LIBOR01M + 3.75%)
11/23/27 •	4,396,237	3,864,292
CPC Acquisition 1st Lien 6.00%
(LIBOR03M + 3.75%)
12/29/27 •	780,125	687,811
CPC Acquisition 2nd Lien
10.00% (LIBOR03M + 7.75%)
12/29/28 •	504,000	449,190
Edelman Financial Engines
Center 2nd Lien 8.416%
(LIBOR01M + 6.75%)
7/20/26 •	6,487,000	5,976,149
Foresight Energy 10.251%
(LIBOR03M + 8.00%)
6/30/27 •	1,271,687	1,271,687
Form Technologies Tranche B
6.006% (LIBOR03M + 4.75%)
7/22/25 •	11,943,194	10,987,739
Gulf Finance 8.496%
(LIBOR01M + 6.75%)
8/25/26 •	1,283,792	958,030
Heartland Dental 5.75%
(SOFR03M + 5.00%)
4/30/25 •	3,925,000	3,689,500
Hexion Holdings 1st Lien 5.924%
(SOFR03M + 4.50%)
3/15/29 •	905,000	813,934
Hexion Holdings 2nd Lien
8.871% (SOFR01M + 0.00%)
3/15/30 •	3,665,000	3,243,525
Ivanti Software 5.611%
(LIBOR03M + 4.00%)
12/1/27 •	407,168	348,807
Jones DesLauriers Insurance
Management 1st Lien 6.063%
(CDOR03M + 4.25%)
3/27/28 •	5,073,281	3,665,437
Jones DesLauriers Insurance
Management 1st Lien 6.063%
(CDOR03M + 4.25%)
3/27/28 •	1,156,465	840,036
Jones DesLauriers Insurance
Management 2nd Lien
(CDOR01M + 7.50%)
3/26/29 •	260,097	188,930
9.313% (CDOR03M + 7.50%)
3/26/29 •	2,585,903	1,878,356
Lealand Finance Company
4.666% (LIBOR01M + 3.00%)
6/28/24 •	95,215	59,509
Michaels Tranche B 6.50%
(LIBOR03M + 4.25%)
4/15/28 •	2,627,497	2,185,202
MLN US HoldCo Tranche B 1st
Lien 5.62% (LIBOR01M +
4.50%) 11/30/25 •	8,755,226	5,924,373
MLN US HoldCo Tranche B 2nd
Lien 9.87% (LIBOR01M +
8.75%) 11/30/26 •	2,920,000	2,093,640
Pre Paid Legal Services 2nd Lien
8.666% (LIBOR01M + 7.00%)
12/14/29 •	2,245,000	2,121,525
SPX Flow (SOFR01M + 4.50%)
4/5/29 •	4,655,901	4,357,145
Swf Holdings I 5.595%
(LIBOR01M + 4.00%)
10/6/28 •	3,814,113	3,140,285
U.S. Renal Care Tranche B 1st
Lien 6.688% (LIBOR01M +
5.00%) 6/26/26 •	3,828,262	2,647,481
UKG 2nd Lien 7.535%
(LIBOR03M + 5.25%) 5/3/27 •	5,615,000	5,214,931
United PF Holdings 1st Lien
10.751% (LIBOR03M +
8.50%) 12/30/26 •	926,497	903,335
Waterbridge Midstream
Operating Tranche B 7.392%
(LIBOR01M + 5.75%)
6/22/26 •	1,272	1,220
West Corporation Tranche B
5.666% (LIBOR01M + 4.00%)
10/10/24 •	6,910,816	5,900,109
Total Loan Agreements
(cost $112,277,851)		101,293,625

	Number of
	shares
Common Stocks – 1.05%
Basic Industry – 0.38%
Foresight Energy †	185,516	2,753,050
Westmoreland Coal †	28,632	72,296
		2,825,346

Schedules of investments
Delaware Ivy VIP High Income

	Number of
	shares	Value (US $)
Common Stocks (continued)
Consumer Goods – 0.00%
ASG Warrant	1,200	$0
		0
Energy – 0.00%
Sabine Oil & Gas Holdings †	263	326
Vantage Drilling International †	452	7,345
		7,671
Industrials – 0.00%
BIS Industries Holdings †	1,604,602	0
		0
Leisure – 0.27%
New Cotai <<, †	3,072,567	46,908
Studio City International Holdings
ADR †	343,125	737,719
Studio City International Holdings
ADR †	581,459	1,250,137
		2,034,764
Retail – 0.06%
True Religion Apparel †	23	424,516
		424,516
Services – 0.33%
Laureate Education	217,638	2,518,071
		2,518,071
Utilities – 0.01%
Larchmont Resources <<	1,007	92,197
		92,197
Total Common Stocks
(cost $44,690,788)		7,902,565

Preferred Stock – 0.02%
True Religion Apparel 0.000% ω	24	119,120
Total Preferred Stock
(cost $392,060)		119,120

Exchange-Traded Funds – 3.98%
Invesco Senior Loan ETF*	424,157	8,597,662
iShares iBoxx High Yield
Corporate Bond ETF*	290,000	21,346,900
Total Exchange-Traded Funds
(cost $33,375,159)		29,944,562

	Principal
	amount°
Investment Company – 0.29%
KCA Deutag International
	26,774	2,182,081
Total Investment Company
(cost $1,097,734)		2,182,081

	Number of
	shares
Warrants – 0.01%
California Resources †	7,744	79,531
Total Warrants
(cost $673,784)		79,531

Short-Term Investments – 8.80%
Money Market Mutual Fund – 8.80%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	66,148,685	66,148,686
Total Short-Term Investments
(cost $66,148,685)		66,148,686
Total Value of Securities Before
Securities Lending Collateral–98.19%
(cost $888,919,225)		738,146,103

Securities Lending Collateral** – 4.62%
Money Market Mutual Fund – 4.62%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	34,735,206	34,735,206
Total Securities Lending Collateral
(cost $34,735,206)		34,735,206
Total Value of
Securities–102.81%
(cost $923,654,431)		$772,881,309■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
ω	Perpetual security with no stated maturity date.
<<	Affiliated company. See Note 2 in "Notes to financial statements."
†	Non-income producing security.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

‡	Non-income producing security. Security is currently in default.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
>>>>	PIK. 80% of the income received was in cash and 20% was in principal.
>>	PIK. 100% of the income received was in the form of principal.
>	PIK. 100% of the income received was in the form of cash.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $432,021,383, which represents 57.47% of the Portfolio's net assets. See Note 11 in “Notes to financial statements."

ψ	Perpetual security. Maturity date represents next call date.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
*	Fully or partially on loan.
>>>	PIK. 62.50% of the income received was in cash and 37.50% was in principal.
■	Includes $38,064,238 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $4,529,262.

The following foreign currency exchange contracts were outstanding at June 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
JPMCB	CAD	(9,330,000)	USD	7,225,444	8/19/22	$(23,505)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio’s net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
CDOR01M – 1 Month Canadian Dollar Offered Rate
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
JPMCB – JPMorgan Chase Bank
JPY – Japanese Yen
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR02M – ICE LIBOR USD 2 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month

Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy VIP International Core Equity

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.00%
Australia – 0.93%
Newcrest Mining	311,943	$4,498,007
		4,498,007
Austria – 1.20%
Mondi	326,684	5,786,134
		5,786,134
Brazil – 3.17%
Banco do Brasil	1,258,585	8,017,889
MercadoLibre †	11,387	7,252,039
		15,269,928
Canada – 7.58%
Canada Goose Holdings †	301,054	5,421,983
Canadian Pacific Railway	137,895	9,631,867
Dollarama	179,127	10,314,553
Suncor Energy	316,813	11,115,037
		36,483,440
China – 5.42%
Huazhu Group ADR	276,548	10,536,479
JD.com ADR	185,277	11,898,489
Tencent Holdings	81,100	3,662,874
		26,097,842
China/Hong Kong – 6.32%
China Mengniu Dairy	1,005,000	5,014,242
Li Ning	1,115,000	10,330,389
Prosus	118,351	7,749,140
ZTO Express Cayman ADR	268,007	7,356,792
		30,450,563
Denmark – 4.02%
Ambu Class B *	265,265	2,575,828
AP Moller - Maersk Class A	1,075	2,476,383
AP Moller - Maersk Class B	1,845	4,303,453
Genmab †	30,860	9,987,308
		19,342,972
France – 12.64%
Airbus	116,531	11,289,870
BNP Paribas	145,411	6,912,875
Capgemini	46,804	8,016,937
Cie Generale des Etablissements
Michelin	232,101	6,317,905
Technip Energies	168,379	2,098,906
Thales	43,399	5,323,432
TotalEnergies *	239,813	12,658,587
Vinci	92,596	8,244,177
		60,862,689
Germany – 10.73%
adidas AG	43,682	7,725,251
Bayer	161,147	9,578,533
HeidelbergCement	127,515	6,125,569
HelloFresh †	188,074	6,080,293
RWE	272,642	10,022,889
SAP	63,055	5,744,203
Siemens	62,569	6,366,112
		51,642,850
Hong Kong – 1.64%
Prudential	636,768	7,875,399
		7,875,399
Italy – 0.90%
UniCredit	455,638	4,328,409
		4,328,409
Japan – 11.22%
Inpex *	723,900	7,842,961
ORIX	464,751	7,796,089
Seven & i Holdings	193,100	7,496,003
SMC	14,900	6,640,647
Subaru	519,723	9,237,264
Terumo	187,761	5,657,186
Tokio Marine Holdings	160,974	9,376,308
		54,046,458
Netherlands – 3.43%
ING Groep	665,485	6,577,132
Shell	381,375	9,929,601
		16,506,733
Norway – 1.35%
DNB Bank	361,461	6,478,973
		6,478,973
Republic of Korea – 3.82%
LG	92,535	5,551,815
Samsung Electronics	292,092	12,822,893
		18,374,708
Spain – 1.26%
Banco Bilbao Vizcaya Argentaria	1,338,867	6,075,976
		6,075,976
Switzerland – 1.38%
Roche Holding	19,968	6,662,972
		6,662,972
Taiwan – 1.94%
Taiwan Semiconductor
Manufacturing	584,000	9,349,185
		9,349,185
United Kingdom – 11.50%
AstraZeneca	38,468	5,057,326
AstraZeneca ADR	130,128	8,597,557

	Number of
	shares	Value (US $)
Common Stocks (continued)
United Kingdom (continued)
BT Group	3,915,827	$8,880,430
HSBC Holdings	1,569,153	10,230,656
Legal & General Group	2,170,333	6,327,461
Reckitt Benckiser Group	103,173	7,749,057
Tesco	2,734,878	8,506,022
		55,348,509
United States – 8.55%
Ferguson	54,220	6,064,265
GlaxoSmithKline	751,994	16,162,343
GSK ADR *	54,821	2,386,358
Lululemon Athletica †	8,866	2,416,960
Schneider Electric	66,675	7,888,556
Stellantis	506,040	6,248,049
		41,166,531
Total Common Stocks
(cost $531,740,594)		476,648,278

Short-Term Investments – 0.57%
Money Market Mutual Fund – 0.57%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	2,749,408	2,749,408
Total Short-Term Investments
(cost $2,749,408)		2,749,408
Total Value of Securities Before
Securities Lending Collateral–99.57%
(cost $534,490,002)		479,397,686

Securities Lending Collateral** – 1.37%
Money Market Mutual Fund – 1.37%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	6,596,039	6,596,039
Total Securities Lending Collateral
(cost $6,596,039)		6,596,039
Total Value of Securities–100.94%
(cost $541,086,041)		$485,993,725■

†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $24,849,941 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $23,855,558.

The following foreign currency exchange contracts were outstanding at June 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Depreciation
BNYM	JPY	(188,023,423)	USD	1,373,526	7/1/22	$(12,335)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contracts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
AG – Aktiengesellschaft
BNYM – Bank of New York Mellon

Summary of currencies:
JPY – Japanese Yen
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy VIP Mid Cap Growth

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 99.97%
Communication Services – 4.30%
Electronic Arts	63,164	$7,683,901
Pinterest Class A †	412,430	7,489,729
ZoomInfo Technologies †	125,506	4,171,819
		19,345,449
Consumer Discretionary – 17.39%
BorgWarner	254,462	8,491,397
Burlington Stores †	13,291	1,810,633
Chipotle Mexican Grill †	10,803	14,122,330
Floor & Decor Holdings
Class A †	62,165	3,913,908
Levi Strauss & Co. Class A	342,774	5,594,072
Lululemon Athletica †	22,054	6,012,141
National Vision Holdings †	172,209	4,735,748
On Holding Class A *, †	237,382	4,199,288
Petco Health & Wellness *, †	241,302	3,556,791
Pool	19,336	6,791,383
Shutterstock	69,919	4,007,058
Ulta Beauty †	21,509	8,291,289
Vail Resorts	30,401	6,628,938
		78,154,976
Consumer Staples – 1.28%
Brown-Forman Class B	82,254	5,770,941
		5,770,941
Financials – 6.72%
First Republic Bank	63,210	9,114,882
Kinsale Capital Group	16,454	3,778,497
MarketAxess Holdings	47,994	12,286,944
Pinnacle Financial Partners	69,279	5,009,564
		30,189,887
Healthcare – 21.37%
ABIOMED †	30,543	7,559,698
Agilent Technologies	51,836	6,156,562
Azenta	81,542	5,879,178
Bio-Techne	21,060	7,300,239
Dexcom ~, †	176,556	13,158,719
Edwards Lifesciences †	77,360	7,356,162
Envista Holdings †	219,177	8,447,081
Genmab ADR *, †	222,344	7,223,956
Horizon Therapeutics †	107,337	8,561,199
Intuitive Surgical †	33,470	6,717,764
Repligen †	47,094	7,648,066
Seagen †	56,606	10,015,866
		96,024,490
Industrials – 14.46%
A O Smith	131,514	7,191,186
Clarivate †	372,163	5,158,179
CoStar Group ~, †	293,927	17,756,130
Fastenal ~	138,585	6,918,163
Generac Holdings †	27,205	5,728,829
HEICO Class A	85,518	9,011,887
IDEX	30,694	5,574,951
Trex †	140,640	7,653,629
		64,992,954
Information Technology – 33.47%
Arista Networks †	122,250	11,459,715
Crowdstrike Holdings
Class A †	51,710	8,716,238
DocuSign †	105,987	6,081,534
Five9 †	79,901	7,282,177
Genpact	84,951	3,598,524
Guidewire Software †	73,305	5,203,922
II-VI *, †	192,648	9,815,416
Keysight Technologies †	67,908	9,361,118
Littelfuse	7,325	1,860,843
Marvell Technology	209,199	9,106,432
Microchip Technology	155,098	9,008,092
Monolithic Power Systems	37,840	14,532,073
Novanta †	39,187	4,752,207
Paycom Software †	31,905	8,937,229
Teradyne *	111,514	9,986,079
Trade Desk Class A †	107,332	4,496,137
Trimble †	126,847	7,386,301
Tyler Technologies †	26,720	8,883,866
Universal Display	55,464	5,609,629
Workiva †	65,568	4,326,832
		150,404,364
Materials – 0.98%
Scotts Miracle-Gro *	55,565	4,389,079
		4,389,079
Total Common Stocks
(cost $426,614,604)		449,272,140

Short-Term Investments – 0.33%
Money Market Mutual Fund – 0.33%
State Street Institutional US
Government Money Market
Fund – Premier Class
(seven-day effective yield
1.43%)	1,479,406	1,479,406
Total Short-Term Investments
(cost $1,479,406)		1,479,406
Total Value of Securities Before
Securities Lending Collateral and
Options Written–100.30%
(cost $428,094,010)		450,751,546

	Number of
	shares	Value (US $)
Securities Lending Collateral** – 1.80%
Money Market Mutual Fund – 1.80%
Dreyfus Institutional
Preference Government
Money Market Fund -
Institutional Shares (seven-
day effective yield 1.47%)	8,067,729	$8,067,729
Total Securities Lending Collateral
(cost $8,067,729)		8,067,729

	Number of
	contracts
Options Written – (0.19%)
Equity Call Options – (0.19%)
Shutterstock, strike price
$110, expiration date 8/19/
22, notional amount
$(1,771,000)†	(161)	(849,275)
Total Options Written
(premium received $662,668)		$(849,275)

†	Non-income producing security.
*	Fully or partially on loan.
~	All or portion of the security has been pledged as collateral with outstanding options written.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $20,770,037 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $13,542,698.

Summary of abbreviations:
ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy VIP Natural Resources

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Closed-Ended Trust – 3.05%
Sprott Physical Uranium Trust †	307,034	$3,308,391
Total Closed-Ended Trust
(cost $3,767,892)		3,308,391

Common Stocks – 93.01%
Basic Industry – 23.53%
Anglo American	81,899	2,928,061
CF Industries Holdings	32,999	2,829,004
ERO Copper †	244,943	2,068,467
Hudbay Minerals	518,970	2,117,398
Kinross Gold	404,832	1,449,299
Newmont	67,144	4,006,482
Nutrien *	52,600	4,191,694
Vale ADR	131,478	1,923,523
Wheaton Precious Metals *	111,172	4,005,527
		25,519,455
Consumer Staples – 6.46%
Archer-Daniels-Midland	30,768	2,387,597
Bunge	32,598	2,956,312
Darling Ingredients †	27,701	1,656,520
		7,000,429
Energy – 46.28%
Archaea Energy *, †	153,333	2,381,262
Chesapeake Energy *	75,661	6,136,107
Denbury †	69,523	4,170,685
Enviva	51,482	2,945,800
EOG Resources	27,158	2,999,330
EQT	145,345	4,999,868
Kimbell Royalty Partners	242,436	3,801,397
Occidental Petroleum	46,250	2,723,200
Parex Resources	66,565	1,127,344
PBF Energy Class A †	33,568	974,143
Schlumberger	110,690	3,958,274
Shell	159,774	4,150,478
Sunrun *, †	58,243	1,360,556
Unit †	45,895	2,324,123
Valaris †	42,961	1,814,673
Valero Energy	40,597	4,314,649
		50,181,889
Industrials – 6.43%
Arcosa	67,474	3,132,818
Ardmore Shipping †	134,749	939,201
China Metal Recycling Holdings	1,900,000	0
Li-Cycle Holdings *, †	221,702	1,525,310
NuScale Power *, †	137,966	1,378,280
		6,975,609
Materials – 6.91%
BHP Group	159,995	4,555,508
Louisiana-Pacific	28,300	1,483,203
Pan American Silver	74,276	1,459,322
		7,498,033
Real Estate Investment Trusts – 3.40%
Weyerhaeuser	111,207	3,683,176
		3,683,176
Total Common Stocks
(cost $110,674,501)		100,858,591

Short-Term Investments – 4.11%
Money Market Mutual Fund – 4.11%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	4,455,759	4,455,759
Total Short-Term Investments
(cost $4,455,759)		4,455,759
Total Value of Securities Before
Securities Lending Collateral–100.17%
(cost $118,898,152)		108,622,741

Securities Lending Collateral** – 7.93%
Money Market Mutual Fund – 7.93%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	8,596,002	8,596,002
Total Securities Lending Collateral
(cost $8,596,002)		8,596,002
Total Value of
Securities–108.10%
(cost $127,494,154)		$117,218,743■

†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $14,067,958 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $6,374,698.

The following foreign currency exchange contracts were outstanding at June 30, 2022:1

Foreign Currency Exchange Contracts

	Currency to				Settlement	Unrealized
Counterparty	Receive (Deliver)		In Exchange For		Date	Appreciation
BNYM	USD	(19,430)	AUD	28,275	7/1/22	$87

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.

[1]	See Note 8 in “Notes to financial statements.”

Summary of abbreviations:
ADR – American Depositary Receipt
BNYM – Bank of New York Mellon

Summary of currencies:
AUD – Australian Dollar
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Ivy VIP Science and Technology

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Corporate Bond – 0.06%
Consumer Discretionary – 0.06%
Marrone Bio Innovations 8.00%
12/31/22	287,500	$285,056
Total Corporate Bond
(cost $287,500)		285,056

	Number of
	shares
Common Stocks – 90.43% ◆
Communication Services – 15.59%
Alphabet Class A †	4,925	10,732,855
Alphabet Class C †	4,897	10,711,943
Meta Platforms Class A †	139,861	22,552,586
Pinterest Class A †	366,119	6,648,721
Snap Class A †	371,630	4,879,502
T-Mobile US †	130,324	17,533,791
		73,059,398
Consumer Discretionary – 6.83%
Amazon.com †	211,480	22,461,291
Etsy †	97,937	7,169,968
Luminar Technologies *, †	396,845	2,353,291
		31,984,550
Healthcare – 3.96%
Eli Lilly & Co.	19,699	6,387,007
Intuitive Surgical †	32,558	6,534,716
Vertex Pharmaceuticals †	19,947	5,620,865
		18,542,588
Industrials – 1.64%
Uber Technologies †	375,627	7,685,328
		7,685,328
Information Technology – 62.41%
Ambarella †	88,798	5,812,717
Amphenol Class A	199,758	12,860,420
Analog Devices	85,583	12,502,820
Apple	143,375	19,602,230
ASML Holding	32,026	15,240,533
Aspen Technology †	25,618	4,705,514
Autodesk †	48,399	8,322,692
Cadence Design Systems †	40,295	6,045,459
GlobalFoundries *, †	193,141	7,791,308
Infineon Technologies	340,696	8,243,877
Intuit	22,222	8,565,248
Mastercard Class A	100,820	31,806,694
Microchip Technology	239,820	13,928,746
Micron Technology	165,124	9,128,055
Microsoft	203,164	52,178,610
NVIDIA	46,912	7,111,390
ON Semiconductor *, †	210,953	10,613,045
Seagate Technology Holdings	146,001	10,430,311
ServiceNow †	23,485	11,167,587
Shift4 Payments Class A †	108,209	3,577,390
Taiwan Semiconductor
Manufacturing ADR	97,454	7,966,865
VeriSign †	64,163	10,736,395
WNS Holdings ADR †	91,211	6,807,989
Workday Class A †	51,922	7,247,273
		292,393,168
Total Common Stocks
(cost $451,021,309)		423,665,032

Short-Term Investments – 9.68%
Money Market Mutual Fund – 9.68%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	45,367,774	45,367,774
Total Short-Term Investments
(cost $45,367,774)		45,367,774
Total Value of Securities Before
Securities Lending Collateral–100.17%
(cost $496,676,583)		469,317,862

Securities Lending Collateral** – 2.18%
Money Market Mutual Fund – 2.18%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	10,216,295	10,216,295
Total Securities Lending Collateral
(cost $10,216,295)		10,216,295
Total Value of
Securities–102.35%
(cost $506,892,878)		$479,534,157■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $19,973,461 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $11,219,597.

Summary of abbreviations:
ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP Small Cap Growth

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 96.28%
Communication Services – 2.70%
Gray Television	79,565	$1,343,853
Nexstar Media Group Class A	41,240	6,717,171
		8,061,024
Consumer Discretionary – 14.36%
Boot Barn Holdings †	35,808	2,467,529
Churchill Downs	18,005	3,448,498
EVgo *, †	205,860	1,237,219
Fox Factory Holding †	56,241	4,529,650
Malibu Boats Class A †	36,496	1,923,704
Marriott Vacations Worldwide	56,166	6,526,489
Monarch Casino & Resort †	69,508	4,078,034
Red Rock Resorts Class A	161,369	5,383,270
Texas Roadhouse	59,807	4,377,873
Visteon †	49,231	5,099,347
Wyndham Hotels & Resorts	58,092	3,817,806
		42,889,419
Consumer Staples – 4.71%
BJ's Wholesale Club Holdings †	118,975	7,414,522
Duckhorn Portfolio †	150,594	3,171,510
MGP Ingredients *	26,935	2,695,924
Sovos Brands †	49,117	779,487
		14,061,443
Energy – 3.82%
Cactus Class A	118,612	4,776,505
Liberty Energy Class A †	111,350	1,420,826
Northern Oil and Gas *	89,186	2,252,838
SM Energy	86,352	2,952,375
		11,402,544
Financials – 5.62%
Focus Financial Partners
Class A †	56,200	1,914,172
Kinsale Capital Group	19,958	4,583,155
Pinnacle Financial Partners	47,283	3,419,034
Seacoast Banking	102,763	3,395,289
Veritex Holdings	118,637	3,471,319
		16,782,969
Healthcare – 23.32%
AMN Healthcare Services †	27,675	3,036,224
Axonics †	104,311	5,911,304
CareDx †	233,865	5,023,420
CryoPort †	218,486	6,768,696
Evolent Health Class A †	83,974	2,578,842
Harmony Biosciences Holdings †	75,808	3,697,156
Inmode †	124,183	2,782,941
Insmed †	84,437	1,665,098
Lantheus Holdings †	47,032	3,105,523
Omnicell †	62,950	7,160,562
Pacira BioSciences *, †	94,976	5,537,101
PetIQ †	168,585	2,830,542
Privia Health Group †	87,913	2,560,027
Progyny †	140,508	4,081,757
PTC Therapeutics †	49,051	1,964,983
Tandem Diabetes Care †	79,424	4,701,107
Veracyte †	78,809	1,568,299
Vericel †	185,115	4,661,196
		69,634,778
Industrials – 15.73%
Air Transport Services Group †	145,186	4,171,194
ASGN †	19,908	1,796,697
Casella Waste Systems
Class A †	68,309	4,964,698
Clean Harbors †	71,368	6,256,833
EnerSys	78,167	4,608,726
Evoqua Water Technologies †	97,494	3,169,530
John Bean Technologies	20,057	2,214,694
Kirby †	66,598	4,051,822
Knight-Swift Transportation
Holdings	101,848	4,714,544
Kornit Digital †	62,917	1,994,469
RBC Bearings *, †	21,758	4,024,142
Valmont Industries	22,243	4,996,445
		46,963,794
Information Technology – 23.79%
Allegro MicroSystems †	258,144	5,340,999
Box Class A †	91,062	2,289,299
BTRS Holdings †	282,242	1,405,565
CyberArk Software †	25,905	3,314,804
Domo Class B †	131,318	3,650,640
Five9 †	54,900	5,003,586
ForgeRock Class A *, †	62,484	1,338,407
Globant †	41,577	7,234,398
Jamf Holding †	40,317	998,652
Onto Innovation †	37,208	2,594,886
Paycor HCM *, †	230,897	6,003,322
Shift4 Payments Class A †	144,982	4,793,105
SiTime †	41,598	6,781,722
Smartsheet Class A †	104,521	3,285,095
Sprout Social Class A †	20,598	1,196,126
Switch Class A	45,245	1,515,707
Tenable Holdings †	117,948	5,356,019
Varonis Systems †	100,480	2,946,074
Viavi Solutions †	453,814	6,003,959
		71,052,365
Materials – 1.02%
Allegheny Technologies †	120,093	2,727,312

Schedules of investments
Delaware Ivy VIP Small Cap Growth

	Number of
	shares	Value (US $)
Common Stocks (continued)
Materials (continued)
Carpenter Technology	11,357	$316,974
		3,044,286
Real Estate – 0.69%
Ryman Hospitality Properties †	26,887	2,044,219
		2,044,219
Technology – 0.52%
Power Integrations	20,800	1,560,208
		1,560,208
Total Common Stocks
(cost $309,809,704)		287,497,049

Short-Term Investments – 3.39%
Money Market Mutual Fund – 3.39%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	10,122,816	10,122,816
Total Short-Term Investments
(cost $10,122,816)		10,122,816
Total Value of Securities Before
Securities Lending Collateral–99.67%
(cost $319,932,520)		297,619,865

Securities Lending Collateral** – 0.84%
Money Market Mutual Fund – 0.84%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	2,522,384	2,522,384
Total Securities Lending Collateral
(cost $2,522,384)		2,522,384
Total Value of
Securities–100.51%
(cost $322,454,904)		$300,142,249■

†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $8,110,690 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $5,818,960.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP Smid Cap Core

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 97.75%
Basic Materials – 8.12%
Beacon Roofing Supply †	21,648	$1,111,841
Boise Cascade	17,815	1,059,814
Huntsman	78,592	2,228,083
Kaiser Aluminum	14,083	1,113,825
Minerals Technologies	25,603	1,570,488
Reliance Steel & Aluminum	16,354	2,777,890
Westrock	26,759	1,066,079
Worthington Industries	27,349	1,206,091
		12,134,111
Business Services – 4.62%
ABM Industries	23,508	1,020,717
Aramark	45,566	1,395,687
ASGN †	15,999	1,443,910
Casella Waste Systems Class A †	9,665	702,452
Clean Harbors †	8,492	744,494
WillScot Mobile Mini Holdings †	49,422	1,602,261
		6,909,521
Capital Goods – 11.55%
Ameresco Class A *, †	12,532	570,958
Barnes Group	9,420	293,339
Carlisle	4,540	1,083,289
Federal Signal	17,519	623,676
Gates Industrial †	32,453	350,817
Generac Holdings †	2,562	539,506
Graco	14,645	870,059
Jacobs Engineering Group	12,338	1,568,530
Kadant	3,407	621,266
KBR	20,884	1,010,577
Lincoln Electric Holdings	9,318	1,149,469
MasTec †	13,756	985,755
Oshkosh	11,719	962,599
Quanta Services	23,544	2,951,005
Regal Rexnord	6,284	713,360
Tetra Tech	6,102	833,228
WESCO International †	7,136	764,266
Woodward *	5,309	491,029
Zurn Elkay Water Solutions	32,333	880,751
		17,263,479
Communications Services – 0.74%
Switch Class A	33,070	1,107,845
		1,107,845
Consumer Discretionary – 5.32%
American Eagle Outfitters *	62,449	698,180
BJ's Wholesale Club Holdings †	17,791	1,108,735
Dick's Sporting Goods *	20,228	1,524,584
Five Below †	13,364	1,515,879
Malibu Boats Class A †	23,644	1,246,275
Steven Madden	46,705	1,504,368
Tractor Supply	1,798	348,542
		7,946,563
Consumer Services – 1.80%
Brinker International *, †	21,641	476,751
Jack in the Box *	8,662	485,592
Texas Roadhouse	12,159	890,039
Wendy's	44,687	843,690
		2,696,072
Consumer Staples – 3.09%
Casey's General Stores	9,296	1,719,574
Helen of Troy *, †	3,712	602,866
J & J Snack Foods	7,816	1,091,583
YETI Holdings †	27,728	1,199,790
		4,613,813
Credit Cyclicals – 2.77%
BorgWarner	28,674	956,851
Dana	35,525	499,837
KB Home	14,884	423,599
La-Z-Boy	24,263	575,276
Taylor Morrison Home †	21,470	501,539
Toll Brothers	26,461	1,180,160
		4,137,262
Energy – 5.53%
Chesapeake Energy *	26,679	2,163,667
Diamondback Energy	33,743	4,087,965
Liberty Energy Class A †	158,253	2,019,308
		8,270,940
Financials – 14.38%
Axis Capital Holdings	30,292	1,729,370
Comerica	18,001	1,320,913
East West Bancorp	30,551	1,979,705
Essent Group	32,093	1,248,418
Hamilton Lane Class A	10,198	685,102
Kemper	25,092	1,201,907
NMI Holdings Class A †	31,387	522,594
Primerica	14,694	1,758,725
Raymond James Financial	12,984	1,160,899
Reinsurance Group of America	14,442	1,693,902
SouthState	16,277	1,255,771
Stifel Financial	15,953	893,687
Umpqua Holdings	77,213	1,294,862
Valley National Bancorp	93,052	968,671
Webster Financial	37,274	1,571,099
Western Alliance Bancorp	17,879	1,262,257
WSFS Financial	23,602	946,204
		21,494,086

Schedules of investments
Delaware Ivy VIP Smid Cap Core

	Number of
	shares	Value (US $)
Common Stocks (continued)
Healthcare – 13.81%
Amicus Therapeutics †	58,004	$622,963
Azenta	15,279	1,101,616
Biohaven Pharmaceutical
Holding †	7,413	1,080,148
Bio-Techne	3,932	1,362,988
Blueprint Medicines †	15,687	792,350
Catalent †	19,345	2,075,525
Encompass Health	21,518	1,206,084
Exact Sciences †	7,012	276,203
Halozyme Therapeutics †	32,136	1,413,984
ICON †	5,551	1,202,902
Insmed †	32,988	650,523
Inspire Medical Systems †	6,161	1,125,430
Ligand Pharmaceuticals †	10,164	906,832
Natera †	15,299	542,197
Neurocrine Biosciences †	14,244	1,388,505
QuidelOrtho †	8,116	788,713
Repligen †	7,679	1,247,070
Shockwave Medical †	6,333	1,210,680
Supernus Pharmaceuticals †	27,145	785,033
Ultragenyx Pharmaceutical †	14,362	856,837
		20,636,583
Information Technology – 0.77%
ON Semiconductor *, †	22,890	1,151,596
		1,151,596
Media – 1.10%
IMAX †	32,075	541,747
Interpublic Group of Companies	40,099	1,103,925
		1,645,672
Real Estate Investment Trusts – 6.29%
Brixmor Property Group	63,442	1,282,163
Camden Property Trust	12,087	1,625,460
Cousins Properties	16,859	492,789
DiamondRock Hospitality †	60,434	496,163
First Industrial Realty Trust	20,966	995,466
Kite Realty Group Trust	39,337	680,137
Life Storage	12,566	1,403,119
LXP Industrial Trust	64,715	695,039
Pebblebrook Hotel Trust	43,329	717,961
Physicians Realty Trust	58,401	1,019,097
		9,407,394
Technology – 12.77%
Blackline *, †	5,719	380,885
Box Class A †	14,347	360,684
Dynatrace †	20,201	796,727
ExlService Holdings †	16,508	2,432,124
Guidewire Software †	9,871	700,742
Ichor Holdings †	8,174	212,361
II-VI *, †	24,226	1,234,315
MACOM Technology Solutions
Holdings †	16,255	749,355
MaxLinear †	26,883	913,484
Paycom Software †	1,312	367,517
Procore Technologies †	12,907	585,849
PTC †	14,885	1,582,871
Q2 Holdings †	15,609	602,039
Rapid7 †	11,234	750,431
Semtech †	14,080	773,978
Silicon Laboratories †	6,380	894,604
Smartsheet Class A †	17,602	553,231
Sprout Social Class A *, †	7,191	417,581
SS&C Technologies Holdings	9,039	524,895
Tyler Technologies †	793	263,657
Varonis Systems †	25,831	757,365
WNS Holdings ADR †	22,264	1,661,785
Yelp †	23,712	658,482
Ziff Davis †	12,190	908,521
		19,083,483
Transportation – 2.93%
Allegiant Travel †	6,760	764,488
Kirby †	19,896	1,210,473
Knight-Swift Transportation
Holdings	22,920	1,060,967
Werner Enterprises	34,804	1,341,346
		4,377,274
Utilities – 2.16%
Black Hills	21,872	1,591,626
Spire	22,003	1,636,363
		3,227,989
Total Common Stocks
(cost $169,961,489)		146,103,683

Short-Term Investments – 2.35%
Money Market Mutual Fund – 2.35%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	3,517,993	3,517,993
Total Short-Term Investments
(cost $3,517,993)		3,517,993
Total Value of Securities Before
Securities Lending Collateral–100.10%
(cost $173,479,482)		149,621,676

	Number of
	shares	Value (US $)
Securities Lending Collateral** – 0.03%
Money Market Mutual Fund – 0.03%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	43,427	$43,427
Total Securities Lending Collateral
(cost $43,427)		43,427
Total Value of
Securities–100.13%
(cost $173,522,909)		$149,665,103■

†	Non-income producing security.
*	Fully or partially on loan.
**	See Note 10 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $9,218,321 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $9,640,439.

Summary of abbreviations:
ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Variable Insurance Portfolios

June 30, 2022 (Unaudited)

	Delaware Ivy
	VIP Asset	Delaware Ivy	Delaware Ivy	Delaware Ivy
	Strategyϕ	VIP Balanced	VIP Energy	VIP Growth
Assets:
Investments, at value*,†	$556,465,209	$214,728,865	$118,165,509	$672,544,057
Short-term investments held as collateral for loaned securities, at value=	390,885	821,872	1,795,485	—
Cash	—	9,391	—	—
Cash collateral due from broker on futures contracts	50,500	62,040	—	—
Foreign currencies, at valueΔ	—	—	11,478	—
Bullion at value‡	30,122,494	—	—	—
Dividend and interest receivable	1,447,089	498,078	89,807	367,543
Foreign tax reclaims receivable	271,325	9,951	5,641	6,349
Receivable for securities sold	124,956	—	—	1,242,960
Receivable for portfolio shares sold	67,869	11,157	94,275	123,823
Variation margin due from broker on futures contracts	16,406	15,234	—	—
Securities lending income receivable	5,575	933	14,041	4,144
Prepaid expenses	—	23,898	37,071	76,925
Other assets	1,443	681	123	2,256
Total Assets	588,963,751	216,182,100	120,213,430	674,368,057
Liabilities:
Due to custodian	87,184	—	77,304	179,708
Obligation to return securities lending collateral	390,885	821,872	1,795,485	—
Distribution fees payable to affiliates	389,018	142,269	81,933	459,915
Payable for securities purchased	360,871	72,323	—	233,275
Payable for portfolio shares redeemed	161,606	268,768	466,782	169,310
Investment management fees payable to affiliates	135,397	127,065	95,884	402,814
Other accrued expenses	95,251	—	—	—
Accounting and administration expenses payable to affiliates	26,660	12,935	1,581	31,440
Capital gains tax payable	478	—	—	—
Total Liabilities	1,647,350	1,445,232	2,518,969	1,476,462
Total Net Assets	$587,316,401	$214,736,868	$117,694,461	$672,891,595

Net Assets Consist of:
Paid-in capital	$608,831,333	$235,682,249	$140,745,723	$474,847,789
Total distributable earnings (loss)	(21,514,932)	(20,945,381)	(23,051,262)	198,043,806
Total Net Assets	$587,316,401	$214,736,868	$117,694,461	$672,891,595

	Delaware Ivy
	VIP Asset	Delaware Ivy	Delaware Ivy	Delaware Ivy
	Strategyϕ	VIP Balanced	VIP Energy	VIP Growth
Net Asset Value

Class I:
Net assets	$982,426	$—	$398,747	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	120,628	—	90,027	—
Net asset value per share	$8.14	$—	$4.43	$—

Class II:
Net assets	$586,333,975	$214,736,868	$117,295,714	$672,891,595
Shares of beneficial interest outstanding, unlimited authorization, no par	72,107,990	46,401,653	26,516,093	84,283,167
Net asset value per share	$8.13	$4.63	$4.42	$7.98
____________________
*Investments, at cost	$614,463,219	$234,765,219	$116,120,294	$535,400,920
†Including securities on loan	27,846,568	5,913,572	7,920,661	38,943,281
=Short-term investments held as collateral for loaned securities, at cost	390,885	821,872	1,795,485	—
‡Bullion, at cost	20,288,795	—	—	—
ΔForeign currencies, at cost	—	—	11,588	—

ϕ	Consolidated statements of assets and liabilities.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Variable Insurance Portfolios

		Delaware Ivy
	Delaware Ivy	VIP	Delaware Ivy	Delaware Ivy
	VIP High	International	VIP Mid Cap	VIP Natural
	Income	Core Equity	Growth	Resources
Assets:
Investments of unaffiliated issuers, at value*,†	$738,006,998	$479,397,686	$450,751,546	$108,622,741
Investments of affiliated issuers, at value**	139,105	—	—	—
Short-term investments held as collateral for loaned securities, at value=	34,735,206	6,596,039	8,067,729	8,596,002
Cash	—	54,692	—	—
Foreign currencies, at valueΔ	471,801	962,626	—	—
Receivable for securities sold	12,930,771	1,385,786	118,012	860,708
Dividend and interest receivable	11,789,815	506,076	109,647	44,722
Prepaid expenses	352,858	57,719	50,073	55,018
Securities lending income receivable	72,840	8,644	4,534	17,993
Receivable for portfolio shares sold	67,951	97,058	187,690	31,906
Foreign tax reclaims receivable	7,602	919,158	—	26,580
Unrealized appreciation on foreign currency exchange contracts	—	—	—	87
Other assets	2,348	—	1,471,185	167
Total Assets	798,577,295	489,985,484	460,760,416	118,255,924
Liabilities:
Options written, at valueΣ	—	—	849,275	—
Due to custodian	872,663	—	1,452,137	23,086
Obligation to return securities lending collateral	34,735,206	6,596,039	8,067,729	8,596,002
Payable for securities purchased	6,048,991	965,767	516,729	912,273
Payable for portfolio shares redeemed	4,230,823	131,269	131,759	121,660
Distribution fees payable to affiliates	499,766	433,044	239,158	77,921
Investment management fees payable to affiliates	419,635	350,400	78,641	84,952
Unrealized depreciation on foreign currency exchange contracts	23,505	12,335	—	—
Accounting and administration expenses payable to affiliates	15,011	23,094	29,145	2,561
Total Liabilities	46,845,600	8,511,948	11,364,573	9,818,455
Total Net Assets	$751,731,695	$481,473,536	$449,395,843	$108,437,469

Net Assets Consist of:
Paid-in capital	$999,671,914	$527,713,237	$388,097,936	$162,193,071
Total distributable earnings (loss)	(247,940,219)	(46,239,701)	61,297,907	(53,755,602)
Total Net Assets	$751,731,695	$481,473,536	$449,395,843	$108,437,469

		Delaware Ivy
	Delaware Ivy	VIP	Delaware Ivy	Delaware Ivy
	VIP High	International	VIP Mid Cap	VIP Natural
	Income	Core Equity	Growth	Resources
Net Asset Value

Class I:
Net assets	$15,403,202	$—	$106,539,116	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	5,654,465	—	11,472,073	—
Net asset value per share	$2.72	$—	$9.29	$—

Class II:
Net assets	$736,328,493	$481,473,536	$342,856,727	$108,437,469
Shares of beneficial interest outstanding, unlimited authorization, no par	270,856,081	35,568,804	37,366,598	25,821,264
Net asset value per share	$2.72	$13.54	$9.18	$4.20
____________________
*Investments of unaffiliated issuers, at cost	$860,329,307	$534,490,002	$428,094,010	$118,898,152
**Investments of affiliated issuers, at cost	28,589,918	—	—	—
†Including securities on loan	38,064,238	24,849,941	20,770,037	14,067,958
=Short-term investments held as collateral for loaned securities, at cost	34,735,206	6,596,039	8,067,729	8,596,002
ΔForeign currencies, at cost	480,739	955,387	—	—
ΣOptions written, premium received	—	—	(662,668)	—

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities
Ivy Variable Insurance Portfolios

	Delaware Ivy
	VIP Science	Delaware Ivy	Delaware Ivy
	and	VIP Small Cap	VIP Smid Cap
	Technology	Growth	Core
Assets:
Investments, at value*,†	$469,317,862	$297,619,865	$149,621,676
Short-term investments held as collateral for loaned securities,
at value=	10,216,295	2,522,384	43,427
Cash	—	65,078	267
Dividend and interest receivable	276,699	29,179	102,248
Receivable for portfolio shares sold	246,327	34,178	9,446
Foreign tax reclaims receivable	35,508	—	—
Securities lending income receivable	9,256	12,511	1,374
Receivable for securities sold	—	2,151,151	—
Prepaid expenses	—	4,129	17,700
Other assets	1,311	878	—
Total Assets	480,103,258	302,439,353	149,796,138
Liabilities:
Due to custodian	255,834	—	—
Obligation to return securities lending collateral	10,216,295	2,522,384	43,427
Payable for portfolio shares redeemed	360,019	160,327	33,134
Investment management fees payable to affiliates	348,671	190,025	108,851
Distribution fees payable to affiliates	330,216	192,834	136,321
Other accrued expenses	52,050	—	—
Accounting and administration expenses payable to affiliates	23,106	15,096	6,716
Payable for securities purchased	—	749,555	—
Total Liabilities	11,586,191	3,830,221	328,449
Total Net Assets	$468,517,067	$298,609,132	$149,467,689

Net Assets Consist of:
Paid-in capital	$451,669,348	$307,839,647	$155,147,140
Total distributable earnings (loss)	16,847,719	(9,230,515)	(5,679,451)
Total Net Assets	$468,517,067	$298,609,132	$149,467,689

	Delaware Ivy
	VIP Science	Delaware Ivy	Delaware Ivy
	and	VIP Small Cap	VIP Smid Cap
	Technology	Growth	Core
Net Asset Value

Class I :
Net assets	$1,376,872	$18,304,362	$—
Shares of beneficial interest outstanding, unlimited authorization, no par	77,153	3,006,021	—
Net asset value per share	$17.85	$6.09	$—

Class II:
Net assets	$467,140,195	$280,304,770	$149,467,689
Shares of beneficial interest outstanding, unlimited authorization, no par	26,520,014	46,554,137	14,252,291
Net asset value per share	$17.61	$6.02	$10.49
____________________

*Investments, at cost	$496,676,583	$319,932,520	$173,479,482
†Including securities on loan	19,973,461	8,110,690	9,218,321
=Short-term investments held as collateral for loaned securities, at cost	10,216,295	2,522,384	43,427

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Variable Insurance Portfolios

Six months ended June 30, 2022 (Unaudited)

	Delaware Ivy
	VIP Asset	Delaware Ivy	Delaware Ivy	Delaware Ivy
	Strategyϕ	VIP Balanced	VIP Energy	VIP Growth
Investment Income:
Dividends	$4,849,589	$1,018,792	$2,129,170	$2,588,425
Interest	2,940,647	861,765	—	—
Securities lending income	27,277	3,538	32,141	15,601
Foreign tax withheld	(324,120)	(8,137)	(79,163)	(34,046)
	7,493,393	1,875,958	2,082,148	2,569,980

Expenses:
Investment advisory fees	2,298,796	835,704	480,358	2,792,826
Distribution expenses — Class II	819,666	298,466	140,816	997,496
Accounting and administration expenses	59,254	42,740	22,726	103,635
Trustees’ fees and expenses	15,731	19,189	2,466	51,619
Custodian fees	15,323	2,718	2,090	7,043
Reports and statements to shareholders servicing expenses	11,931	5,889	7,783	6,730
Audit and tax fees	2,424	14,834	7,656	10,223
Legal fees	1,270	359	282	2,128
Registration fees	3	3	3	3
Dividend disbursing and transfer agent fees and expenses	—	—	—	868
Other	16,028	14,696	19,558	11,184
	3,240,426	1,234,598	683,738	3,983,755
Less expenses waived	(444,842)	—	—	—
Total operating expenses	2,795,584	1,234,598	683,738	3,983,755
Net Investment Income (Loss)	4,697,809	641,360	1,398,410	(1,413,775)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	30,083,753	(1,358,737)	15,147,852	62,613,384
Foreign currencies	275	—	86,173	(1,544)
Foreign currency exchange contracts	(251,142)	—	(49,539)	1,640
Futures contracts	(262,234)	(18,963)	—	—
Net realized gain (loss)	29,570,652	(1,377,700)	15,184,486	62,613,480

Net change in unrealized appreciation (depreciation) on:
Investments[1]	(154,102,548)	(45,004,153)	4,343,406	(323,316,974)
Foreign currencies	(31,159)	—	(144)	—
Futures contracts	11,185	6,052	—	—
Net change in unrealized appreciation (depreciation)	(154,122,522)	(44,998,101)	4,343,262	(323,316,974)
Net Realized and Unrealized Gain (Loss)	(124,551,870)	(46,375,801)	19,527,748	(260,703,494)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(119,854,061)	$(45,734,441)	$20,926,158	$(262,117,269)

[1]	Includes $(143,657) capital gains taxes paid and $(478) capital gains taxes accrued for Delaware Ivy VIP Asset Strategy.
ϕ	Consolidated statements of operations.

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy	Delaware Ivy	Delaware Ivy	Delaware Ivy
	VIP High	VIP International	VIP Mid Cap	VIP Natural
	Income	Core Equity	Growth	Resources
Investment Income:
Interest	$25,645,215	$—	$—	$—
Dividends	1,064,079	10,407,059	1,194,286	2,203,804
Securities lending income	620,401	56,762	25,127	73,196
Interest - affiliated	24,046	—	—	—
Foreign tax withheld	—	(1,300,538)	(891)	(29,320)
	27,353,741	9,163,283	1,218,522	2,247,680

Expenses:
Investment advisory fees	2,601,812	2,325,516	2,341,796	477,222
Distribution expenses — Class II	1,036,758	683,975	512,940	140,359
Accounting and administration expenses	34,373	76,381	91,095	12,794
Legal fees	12,237	3,660	1,146	273
Trustees’ fees and expenses	10,680	26,535	34,825	2,280
Audit and tax fees	7,115	8,819	7,769	2,815
Reports and statements to shareholders servicing expenses	5,614	9,008	9,913	4,924
Custodian fees	2,958	35,721	7,611	2,548
Registration fees	3	3	3	3
Other	10,037	21,991	6,379	6,089
	3,721,587	3,191,609	3,013,477	649,307
Less expenses waived	—	—	(165,431)	—
Total operating expenses	3,721,587	3,191,609	2,848,046	649,307
Net Investment Income (Loss)	23,632,154	5,971,674	(1,629,524)	1,598,373

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(17,685,942)	4,662,622	41,785,466	8,380,887
Foreign currencies	(39,351)	(592,862)	—	45,676
Foreign currency exchange contracts	13,092	299,398	—	(59,180)
Options purchased	—	—	(1,040,959)	—
Options written	—	—	(181,881)	—
Net realized gain (loss)	(17,712,201)	4,369,158	40,562,626	8,367,383

Net change in unrealized appreciation (depreciation) on:
Investments	(128,650,114)	(120,288,065)	(272,260,641)	(8,426,370)
Affiliated investments	(3,857,652)	—	—	—
Foreign currencies	(4,946)	(8,192)	—	4,200
Foreign currency exchange contracts	113,548	(12,335)	—	87
Options purchased	—	—	68,668	—
Options written	—	—	338,214	—
Net change in unrealized appreciation (depreciation)	(132,399,164)	(120,308,592)	(271,853,759)	(8,422,083)
Net Realized and Unrealized Gain (Loss)	(150,111,365)	(115,939,434)	(231,291,133)	(54,700)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(126,479,211)	$(109,967,760)	$(232,920,657)	$1,543,673

See accompanying notes, which are an integral part of the financial statements.

Statements of operations
Ivy Variable Insurance Portfolios

	Delaware Ivy
	VIP Science	Delaware Ivy	Delaware Ivy
	and	VIP Small Cap	VIP Smid Cap
	Technology	Growth	Core
Investment Income:
Dividends	$1,635,039	$693,309	$1,139,353
Securities lending income	58,927	206,584	6,127
Foreign tax withheld	(64,978)	—	—
	1,628,988	899,893	1,145,480

Expenses:
Investment advisory fees	2,432,735	1,497,808	726,715
Distribution expenses — Class II	713,238	409,609	213,740
Accounting and administration expenses	74,284	57,055	35,022
Trustees’ fees and expenses	24,552	23,787	9,710
Reports and statements to shareholders servicing expenses	9,243	12,754	6,110
Custodian fees	7,672	4,013	4,760
Audit and tax fees	7,452	12,738	9,364
Legal fees	2,995	1,168	1,957
Registration fees	3	3	3
Other	190,798	6,341	9,799
	3,462,972	2,025,276	1,017,180
Less expenses waived	—	(48,002)	—
Total operating expenses	3,462,972	1,977,274	1,017,180
Net Investment Income (Loss)	(1,833,984)	(1,077,381)	128,300

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	46,475,492	14,419,866	18,141,140
Foreign currencies	2,473	—	—
Foreign currency exchange contracts	(4,854)	—	—
Net realized gain (loss)	46,473,111	14,419,866	18,141,140

Net change in unrealized appreciation (depreciation) on:
Investments	(264,516,544)	(127,774,171)	(55,027,055)
Foreign currencies	(3,068)	—	—
Net change in unrealized appreciation (depreciation)	(264,519,612)	(127,774,171)	(55,027,055)
Net Realized and Unrealized Gain (Loss)	(218,046,501)	(113,354,305)	(36,885,915)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(219,880,485)	$(114,431,686)	$(36,757,615)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios

	Delaware Ivy
	VIP Asset		Delaware Ivy
	Strategyϕ		VIP Balanced
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$4,697,809	$4,820,768	$641,360	$1,753,627
Net realized gain (loss)	29,570,652	92,334,387	(1,377,700)	86,905,142
Net change in unrealized appreciation (depreciation)	(154,122,522)	(22,017,395)	(44,998,101)	(36,223,075)
Net increase (decrease) in net assets resulting from operations	(119,854,061)	75,137,760	(45,734,441)	52,435,694

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	(43,510)	(123,895)	—	—
Class II	(26,311,484)	(87,212,714)	(89,099,578)	(25,006,127)
	(26,354,994)	(87,336,609)	(89,099,578)	(25,006,127)

Capital Share Transactions:
Proceeds from shares sold:
Class I	13,353	930,271	—	—
Class II	11,240,215	27,512,423	2,977,470	11,704,935
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	43,510	123,895	—	—
Class II	26,311,484	87,212,714	89,099,578	25,006,127
	37,608,562	115,779,303	92,077,048	36,711,062
Cost of shares redeemed:
Class I	(3,548)	(228,661)	—	—
Class II	(48,155,487)	(123,849,978)	(13,772,638)	(136,600,091)
	(48,159,035)	(124,078,639)	(13,772,638)	(136,600,091)
Increase (decrease) in net assets derived from capital share transactions	(10,550,473)	(8,299,336)	78,304,410	(99,889,029)
Net Decrease in Net Assets	(156,759,528)	(20,498,185)	(56,529,609)	(72,459,462)

Net Assets:
Beginning of period	744,075,929	764,574,114	271,266,477	343,725,939
End of period	$587,316,401	$744,075,929	$214,736,868	$271,266,477

ϕ	Consolidated statements of operations.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios

	Delaware Ivy		Delaware Ivy
	VIP Energy		VIP Growth
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,398,410	$897,768	$(1,413,775)	$(4,204,182)
Net realized gain (loss)	15,184,486	10,423,212	62,613,480	184,088,806
Net change in unrealized appreciation (depreciation)	4,343,262	7,865,868	(323,316,974)	89,386,977
Net increase (decrease) in net assets resulting from operations	20,926,158	19,186,848	(262,117,269)	269,271,601

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	(1,459)	(2,647)	—	—
Class II	(269,807)	(1,016,972)	(179,987,618)	(98,262,055)
	(271,266)	(1,019,619)	(179,987,618)	(98,262,055)

Capital Share Transactions:
Proceeds from shares sold:
Class I	246,759	126,637	—	—
Class II	57,018,682	50,732,309	23,647,815	103,904,201
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	1,459	2,647	—	—
Class II	269,807	1,016,972	179,987,618	98,262,055
	57,536,707	51,878,565	203,635,433	202,166,256
Cost of shares redeemed:
Class I	(89,454)	(234,664)	—	—
Class II	(34,553,192)	(39,207,540)	(111,286,133)	(246,709,528)
	(34,642,646)	(39,442,204)	(111,286,133)	(246,709,528)
Increase (decrease) in net assets derived from capital share transactions	22,894,061	12,436,361	92,349,300	(44,543,272)
Net Increase (Decrease) in Net Assets	43,548,953	30,603,590	(349,755,587)	126,466,274

Net Assets:
Beginning of period	74,145,508	43,541,918	1,022,647,182	896,180,908
End of period	$117,694,461	$74,145,508	$672,891,595	$1,022,647,182

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy		Delaware Ivy
	VIP High		VIP International
	Income		Core Equity
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$23,632,154	$53,523,791	$5,971,674	$9,839,024
Net realized gain (loss)	(17,712,201)	(8,915,234)	4,369,158	82,070,410
Net change in unrealized appreciation (depreciation)	(132,399,164)	8,375,935	(120,308,592)	(3,179,449)
Net increase (decrease) in net assets resulting from operations	(126,479,211)	52,984,492	(109,967,760)	88,729,985

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	(1,120,406)	(1,264,115)	—	—
Class II	(51,556,130)	(52,760,331)	(52,574,539)	(6,911,509)
	(52,676,536)	(54,024,446)	(52,574,539)	(6,911,509)

Capital Share Transactions:
Proceeds from shares sold:
Class I	1,334,191	2,988,357	—	—
Class II	47,133,987	115,230,591	14,204,905	30,336,557
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	1,120,406	1,264,115	—	—
Class II	51,556,130	52,760,331	52,574,539	6,911,509
	101,144,714	172,243,394	66,779,444	37,248,066
Cost of shares redeemed:
Class I	(2,272,731)	(5,598,142)	—	—
Class II	(79,430,714)	(133,627,810)	(43,269,843)	(147,978,400)
	(81,703,445)	(139,225,952)	(43,269,843)	(147,978,400)
Increase (decrease) in net assets derived from capital share transactions	19,441,269	33,017,442	23,509,601	(110,730,334)
Net Increase (Decrease) in Net Assets	(159,714,478)	31,977,488	(139,032,698)	(28,911,858)

Net Assets:
Beginning of period	911,446,173	879,468,685	620,506,234	649,418,092
End of period	$751,731,695	$911,446,173	$481,473,536	$620,506,234

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios

	Delaware Ivy		Delaware Ivy
	VIP Mid Cap		VIP Natural
	Growth		Resources
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,629,524)	$(4,941,349)	$1,598,373	$1,650,874
Net realized gain (loss)	40,562,626	115,551,436	8,367,383	16,212,480
Net change in unrealized appreciation (depreciation)	(271,853,759)	167,074	(8,422,083)	2,162,426
Net increase (decrease) in net assets resulting from operations	(232,920,657)	110,777,161	1,543,673	20,025,780

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	(27,030,938)	(28,371,842)	—	—
Class II	(83,204,589)	(54,305,125)	(1,937,990)	(1,377,946)
	(110,235,527)	(82,676,967)	(1,937,990)	(1,377,946)

Capital Share Transactions:
Proceeds from shares sold:
Class I	6,229,485	25,638,061	—	—
Class II	32,307,825	102,814,158	37,384,062	20,233,095
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	27,030,938	28,371,842	—	—
Class II	83,204,589	54,305,125	1,937,990	1,377,946
	148,772,837	211,129,186	39,322,052	21,611,041
Cost of shares redeemed:
Class I	(49,209,569)	(98,590,857)	—	—
Class II	(37,855,089)	(99,353,586)	(21,344,631)	(24,226,833)
	(87,064,658)	(197,944,443)	(21,344,631)	(24,226,833)
Increase (decrease) in net assets derived from capital share transactions	61,708,179	13,184,743	17,977,421	(2,615,792)
Net Increase (Decrease) in Net Assets	(281,448,005)	41,284,937	17,583,104	16,032,042

Net Assets:
Beginning of period	730,843,848	689,558,911	90,854,365	74,822,323
End of period	$449,395,843	$730,843,848	$108,437,469	$90,854,365

See accompanying notes, which are an integral part of the financial statements.

	Delaware Ivy
	VIP Science		Delaware Ivy
	and		VIP Small Cap
	Technology		Growth
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(1,833,984)	$(5,548,436)	$(1,077,381)	$(3,677,140)
Net realized gain (loss)	46,473,111	264,466,265	14,419,866	79,559,037
Net change in unrealized appreciation (depreciation)	(264,519,612)	(159,999,164)	(127,774,171)	(55,777,763)
Net increase (decrease) in net assets resulting from operations	(219,880,485)	98,918,665	(114,431,686)	20,104,134

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class I	(198,973)	(630,025)	(4,768,113)	(6,960,521)
Class II	(64,485,461)	(201,467,757)	(71,059,344)	(51,658,903)
	(64,684,434)	(202,097,782)	(75,827,457)	(58,619,424)

Capital Share Transactions:
Proceeds from shares sold:
Class I	345,418	1,857,407	1,438,287	5,805,956
Class II	25,757,278	56,146,004	11,580,500	24,884,660
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class I	198,973	630,024	4,768,113	6,960,521
Class II	64,485,461	201,467,759	71,059,344	51,658,903
	90,787,130	260,101,194	88,846,244	89,310,040
Cost of shares redeemed:
Class I	(425,240)	(2,164,748)	(20,162,983)	(20,490,747)
Class II	(46,554,312)	(123,849,716)	(17,594,763)	(57,061,025)
	(46,979,552)	(126,014,464)	(37,757,746)	(77,551,772)
Increase in net assets derived from capital share transactions	43,807,578	134,086,730	51,088,498	11,758,268
Net Increase (Decrease) in Net Assets	(240,757,341)	30,907,613	(139,170,645)	(26,757,022)

Net Assets:
Beginning of period	709,274,408	678,366,795	437,779,777	464,536,799
End of period	$468,517,067	$709,274,408	$298,609,132	$437,779,777

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Ivy Variable Insurance Portfolios

	Delaware Ivy
	VIP Smid Cap
	Core
	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$128,300	$(200,926)
Net realized gain (loss)	18,141,140	36,031,050
Net change in unrealized appreciation (depreciation)	(55,027,055)	1,327,330
Net increase (decrease) in net assets resulting from operations	(36,757,615)	37,157,454

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(34,590,065)	—
	(34,590,065)	—

Capital Share Transactions:
Proceeds from shares sold:
Class II	17,483,613	18,954,835
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	34,590,065	—
	52,073,678	18,954,835
Cost of shares redeemed:
Class II	(13,017,370)	(57,222,880)
Increase (decrease) in net assets derived from capital share transactions	39,056,308	(38,268,045)
Net Decrease in Net Assets	(32,291,372)	(1,110,591)

Net Assets:
Beginning of period	181,759,061	182,869,652
End of period	$149,467,689	$181,759,061

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy VIP Asset Strategy Class Iϕ

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	endedϕ						4/28/17
	6/30/22[1]		Year ended				to
	(Unaudited)		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17[2]
Net asset value, beginning of period	$10.20		$10.45	$9.50	$8.29	$9.37	$8.57

Income (loss) from investment operations:
Net investment income[3]	0.08		0.08	0.17	0.20	0.18	0.08
Net realized and unrealized gain (loss)	(1.76)		1.01	1.16	1.63	(0.67)	0.88
Total from investment operations	(1.68)		1.09	1.33	1.83	(0.49)	0.96

Less dividends and distributions from:
Net investment income	—		(0.20)	(0.22)	(0.23)	(0.20)	(0.16)
Net realized gain	(0.38)		(1.14)	(0.16)	(0.39)	(0.39)	—
Total dividends and distributions	(0.38)		(1.34)	(0.38)	(0.62)	(0.59)	(0.16)

Net asset value, end of period	$8.14		$10.20	$10.45	$9.50	$8.29	$9.37

Total return[4]	(16.51%	)[5]	10.72% [5]	14.16%	22.08%	(5.20% )	11.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$982		$1 [6]	$— [6,7]	$1 [6]	$— [6,7]	$— [6,7]
Ratio of expenses to average net assets[8]	0.60%		0.65%	0.77%	0.77%	0.78%	0.74%
Ratio of expenses to average net assets prior to fees waived[8]	0.74%		0.75%	0.77%	0.77%	0.78%	0.74%
Ratio of net investment income to average net assets	1.69%		0.76%	1.83%	2.19%	1.91%	1.30%
Ratio of net investment income to average net assets prior to fees waived	1.55%		0.66%	1.83%	2.19%	1.91%	1.30%
Portfolio turnover	56%		56%	44%	46%	58%	39%

ϕ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Total return during the period shown reflects a waiver by the Manager. Performance would have been lower had the waiver not been in effect.
[6]	Net assets reported in millions.
[7]	Rounds to less than $500 thousands.
[8]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy VIP Asset Strategy Class IIϕ

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	endedϕ
	6/30/22[1]		Year ended
	(Unaudited)		12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$10.19		$10.44	$9.50	$8.29	$9.37	$8.04

Income (loss) from investment operations:
Net investment income[2]	0.07		0.07	0.15	0.18	0.16	0.03
Net realized and unrealized gain (loss)	(1.75)		1.00	1.15	1.62	(0.67)	1.44
Total from investment operations	(1.68)		1.07	1.30	1.80	(0.51)	1.47

Less dividends and distributions from:
Net investment income	—		(0.18)	(0.20)	(0.20)	(0.18)	(0.14)
Net realized gain	(0.38)		(1.14)	(0.16)	(0.39)	(0.39)	—
Total dividends and distributions	(0.38)		(1.32)	(0.36)	(0.59)	(0.57)	(0.14)

Net asset value, end of period	$8.13		$10.19	$10.44	$9.50	$8.29	$9.37

Total return[3]	(16.58%	)[4]	10.44%[4]	13.88%	21.78%	(5.44% )	18.27%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$586,334		$743 [5]	$764 [5]	$772 [5]	$753 [5]	$936 [5]
Ratio of expenses to average net assets[6]	0.85%		0.90%	1.02%	1.02%	1.03%	1.02%
Ratio of expenses to average net assets prior to fees waived[6]	0.99%		1.01%	1.02%	1.02%	1.03%	1.02%
Ratio of net investment income to average net assets	1.43%		0.64%	1.60%	1.94%	1.65%	0.35%
Ratio of net investment income to average net assets prior to fees waived	1.29%		0.53%	1.60%	1.94%	1.65%	0.35%
Portfolio turnover	56%		56%	44%	46%	58%	39%

ϕ	Consolidated financial highlights.
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period shown reflects a waiver by the Manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP Balanced Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$9.39	$8.71	$8.22	$7.46	$7.95	$7.47

Income (loss) from investment operations:
Net investment income[2]	0.02	0.05	0.09	0.11	0.12	0.12
Net realized and unrealized gain (loss)	(1.59)	1.29	0.94	1.44	(0.36)	0.70
Total from investment operations	(1.57)	1.34	1.03	1.55	(0.24)	0.82

Less dividends and distributions from:
Net investment income	(0.09)	(0.09)	(0.11)	(0.14)	(0.13)	(0.12)
Net realized gain	(3.10)	(0.57)	(0.43)	(0.65)	(0.12)	(0.22)
Total dividends and distributions	(3.19)	(0.66)	(0.54)	(0.79)	(0.25)	(0.34)

Net asset value, end of period	$4.63	$9.39	$8.71	$8.22	$7.46	$7.95

Total return[3]	(17.18% )	15.97%	14.11%	22.09%	(3.24% )	11.37%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$214,737	$271 [4]	$344 [4]	$341 [4]	$310 [4]	$362 [4]
Ratio of expenses to average net assets[5]	1.03%	1.00%	1.02%	1.01%	1.01%	1.01%
Ratio of net investment income to average net assets	0.54%	0.51%	1.13%	1.38%	1.55%	1.54%
Portfolio turnover	36%	79%	61%	44%	54%	48%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy VIP Energy Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended								4/28/17
	6/30/22[1]	Year ended							to
	(Unaudited)	12/31/21	12/31/20		12/31/19		12/31/18		12/31/17[2]
Net asset value, beginning of period	$3.48	$2.48	$4.02		$3.88		$5.87		$5.84

Income (loss) from investment operations:
Net investment income[3]	0.06	0.04	0.04		0.03		—	[4]	0.06
Net realized and unrealized gain (loss)	0.91	1.02	(1.52)		0.11		(1.99)		0.02
Total from investment operations	0.97	1.06	(1.48)		0.14		(1.99)		0.08

Less dividends and distributions from:
Net investment income	(0.02)	(0.06)	(0.06)		—		—		(0.05)
Total dividends and distributions	(0.02)	(0.06)	(0.06)		—		—		(0.05)

Net asset value, end of period	$4.43	$3.48	$2.48		$4.02		$3.88		$5.87

Total return[5]	27.83%	42.33%	(36.67%	)[6]	3.74%		(33.96%	)	1.55%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$399	$— [7,8]	$—	[7,8]	$—	[7,8]	$—	[7,8]	$— [7,8]
Ratio of expenses to average net assets[9]	0.96%	0.97%	1.06%		1.04%		0.94%		0.92%
Ratio of expenses to average net assets prior to fees waived[9]	0.96%	0.97%	1.12%		1.04%		0.94%		0.92%
Ratio of net investment income (loss) to average net assets	2.76%	1.20%	1.89%		0.64%		(0.09%	)	1.70%
Ratio of net investment income (loss) to average net assets prior to fees waived	2.76%	1.20%	1.83%		0.64%		(0.09%	)	1.70%
Portfolio turnover	45%	119%	54%		21%		37%		22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[6]	Total return during the period shown reflects a waiver by the Manager. Performance would have been lower had the waiver not been in effect.
[7]	Net assets reported in millions.
[8]	Rounds to less than $500 thousands.
[9]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP Energy Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20		12/31/19		12/31/18		12/31/17
Net asset value, beginning of period	$3.47	$2.48	$4.00		$3.87		$5.87		$6.77

Income (loss) from investment operations:
Net investment income (loss)[2]	0.06	0.04	0.04		0.02		(0.02)		0.04
Net realized and unrealized gain (loss)	0.90	1.00	(1.52)		0.11		(1.98)		(0.90)
Total from investment operations	0.96	1.04	(1.48)		0.13		(2.00)		(0.86)

Less dividends and distributions from:
Net investment income	(0.01)	(0.05)	(0.04)		—		—		(0.04)
Total dividends and distributions	(0.01)	(0.05)	(0.04)		—		—		(0.04)

Net asset value, end of period	$4.42	$3.47	$2.48		$4.00		$3.87		$5.87

Total return[3]	27.65%	42.00%	(36.83%	)[4]	3.48%		(34.14%	)	(12.64% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$117,295	$74 [5]	$44	[5]	$42	[5]	$39	[5]	$169 [5]
Ratio of expenses to average net assets[6]	1.21%	1.22%	1.31%		1.29%		1.19%		1.19%
Ratio of expenses to average net assets prior to fees waived[6]	1.21%	1.22%	1.37%		1.29%		1.19%		1.19%
Ratio of net investment income (loss) to average net assets	2.47%	1.41%	1.62%		0.42%		(0.41%	)	0.75%
Ratio of net investment income (loss) to average net assets prior to fees waived	2.47%	1.41%	1.56%		0.42%		(0.41%	)	0.75%
Portfolio turnover	45%	119%	54%		21%		37%		22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Total return during the period shown reflects a waiver by the Manager. Performance would have been lower had the waiver not been in effect.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy VIP Growth Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18		12/31/17
Net asset value, beginning of period	$14.85	$12.70	$11.33	$11.02	$12.09		$10.30

Income (loss) from investment operations:
Net investment income (loss)[2]	(0.02)	(0.06)	(0.02)	(0.01)	—	[3]	0.01
Net realized and unrealized gain (loss)	(3.97)	3.57	3.03	3.58	0.36		2.84
Total from investment operations	(3.99)	3.51	3.01	3.57	0.36		2.85

Less dividends and distributions from:
Net investment income	—	—	—	—	—	[3]	(0.03)
Net realized gain	(2.88)	(1.36)	(1.64)	(3.26)	(1.43)		(1.03)
Total dividends and distributions	(2.88)	(1.36)	(1.64)	(3.26)	(1.43)		(1.06)

Net asset value, end of period	$7.98	$14.85	$12.70	$11.33	$11.02		$12.09

Total return[4]	(27.07% )	30.03%	30.55%	36.59%	2.28%		29.34%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$672,892	$1,023 [5]	$896 [5]	$791 [5]	$669	[5]	$883 [5]
Ratio of expenses to average net assets[6]	1.00%	0.99%	1.01%	1.00%	1.00%		0.99%
Ratio of net investment income (loss) to average net assets	(0.35% )	(0.42% )	(0.20% )	(0.05% )	(0.02%	)	0.05%
Portfolio turnover	6%	22%	29%	30%	37%		41%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP High Income Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended					4/28/17
	6/30/22[1]	Year ended				to
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17[2]
Net asset value, beginning of period	$3.40	$3.41	$3.48	$3.35	$3.65	$3.73

Income (loss) from investment operations:
Net investment income[3]	0.09	0.21	0.21	0.24	0.23	0.16
Net realized and unrealized gain (loss)	(0.56)	(0.01)	(0.03)	0.13	(0.29)	(0.03)
Total from investment operations	(0.47)	0.20	0.18	0.37	(0.06)	0.13

Less dividends and distributions from:
Net investment income	(0.21)	(0.21)	(0.25)	(0.24)	(0.24)	(0.21)
Total dividends and distributions	(0.21)	(0.21)	(0.25)	(0.24)	(0.24)	(0.21)

Net asset value, end of period	$2.72	$3.40	$3.41	$3.48	$3.35	$3.65

Total return[4]	(14.05% )	6.33%	6.30%	11.49%	(1.86% )	3.42%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,403	$19 [5]	$20 [5]	$27 [5]	$44 [5]	$56 [5]
Ratio of expenses to average net assets[6]	0.63%	0.67%	0.69%	0.67%	0.66%	0.66%
Ratio of net investment income to average net assets	5.83%	6.11%	6.54%	6.82%	6.50%	6.53%
Portfolio turnover	43%	54%	52%	35%	42%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy VIP High Income Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21		12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$3.39	$3.40		$3.47	$3.34	$3.64	$3.61

Income (loss) from investment operations:
Net investment income[2]	0.09	0.20		0.20	0.23	0.22	0.23
Net realized and unrealized gain (loss)	(0.56)	—	[3]	(0.03)	0.13	(0.29)	0.01
Total from investment operations	(0.47)	0.20		0.17	0.36	(0.07)	0.24

Less dividends and distributions from:
Net investment income	(0.20)	(0.21)		(0.24)	(0.23)	(0.23)	(0.21)
Total dividends and distributions	(0.20)	(0.21)		(0.24)	(0.23)	(0.23)	(0.21)

Net asset value, end of period	$2.72	$3.39		$3.40	$3.47	$3.34	$3.64

Total return[4]	(14.17% )	6.06%		6.03%	11.19%	(2.11% )	6.68%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$736,329	$892	[5]	$859 [5]	$859 [5]	$803 [5]	$887 [5]
Ratio of expenses to average net assets[6]	0.88%	0.92%		0.94%	0.92%	0.91%	0.91%
Ratio of net investment income to average net assets	5.58%	5.85%		6.28%	6.57%	6.27%	6.22%
Portfolio turnover	43%	54%		52%	35%	42%	52%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP International Core Equity Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21		12/31/20		12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$18.47	$16.35		$15.65		$14.66	$18.58	$15.30

Income (loss) from investment operations:
Net investment income[2]	0.18	0.27		0.16		0.29	0.30	0.23
Net realized and unrealized gain (loss)	(3.50)	2.04		0.88		2.28	(3.45)	3.29
Total from investment operations	(3.32)	2.31		1.04		2.57	(3.15)	3.52

Less dividends and distributions from:
Net investment income	(0.36)	(0.19)		(0.34)		(0.25)	(0.28)	(0.24)
Net realized gain	(1.25)	—	[3]	—	[3]	(1.33)	(0.49)	—	[3]
Total dividends and distributions	(1.61)	(0.19)		(0.34)		(1.58)	(0.77)	(0.24)

Net asset value, end of period	$13.54	$18.47		$16.35		$15.65	$14.66	$18.58

Total return[4]	(18.25% )	14.18%		7.19%		18.69%	(17.81% )	23.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$481,474	$621	[5]	$649	[5]	$699 [5]	$676 [5]	$835	[5]
Ratio of expenses to average net assets[6]	1.17%	1.16%		1.17%		1.16%	1.16%	1.16%
Ratio of net investment income to average net assets	2.18%	1.49%		1.10%		1.93%	1.70%	1.33%
Portfolio turnover	36%	81%		82%		69%	51%	59%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Ivy VIP Mid Cap Growth Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended									4/28/17
	6/30/22[1]	Year ended								to
	(Unaudited)	12/31/21		12/31/20		12/31/19		12/31/18		12/31/17[2]
Net asset value, beginning of period	$17.99	$17.60		$12.77		$11.10		$11.63		$10.30

Income (loss) from investment operations:
Net investment loss[3]	(0.03)	(0.09)		(0.04)		(0.02)		(0.02)		— [4]
Net realized and unrealized gain (loss)	(5.77)	2.71		5.89		3.95		0.09		1.64
Total from investment operations	(5.80)	2.62		5.85		3.93		0.07		1.64

Less dividends and distributions from:
Net realized gain	(2.90)	(2.23)		(1.02)		(2.26)		(0.60)		(0.31)
Total dividends and distributions	(2.90)	(2.23)		(1.02)		(2.26)		(0.60)		(0.31)

Net asset value, end of period	$9.29	$17.99		$17.60		$12.77		$11.10		$11.63

Total return[5]	(32.88% )	16.65%		49.37%		38.28%		0.20%		16.44%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$106,539	$212	[6]	$246	[6]	$233	[6]	$184	[6]	$131 [6]
Ratio of expenses to average net assets[7]	0.85%	0.85%		0.85%		0.85%		0.85%		0.85%
Ratio of expenses to average net assets prior to fees waived[7]	0.92%	0.89%		0.90%		0.90%		0.90%		0.89%
Ratio of net investment income (loss) to average net assets	(0.42% )	(0.51%	)	(0.27%	)	(0.20%	)	(0.14%	)	0.05%
Ratio of net investment income (loss) to average net assets prior to fees waived	(0.49% )	(0.55%	)	(0.32%	)	(0.25%	)	(0.19%	)	0.01%
Portfolio turnover	17%	27%		25%		20%		53%		25%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[3]	Calculated using average shares outstanding.
[4]	Amount is less than $0.005 per share.
[5]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period shown reflects a waiver by the Manager. Performance would have been lower had the waiver not been in effect.
[6]	Net assets reported in millions.
[7]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP Mid Cap Growth Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21		12/31/20		12/31/19		12/31/18		12/31/17
Net asset value, beginning of period	$17.84	$17.48		$12.69		$11.07		$11.61		$9.44

Income (loss) from investment operations:
Net investment loss[2]	(0.04)	(0.13)		(0.07)		(0.06)		(0.05)		(0.04)
Net realized and unrealized gain (loss)	(5.72)	2.68		5.85		3.94		0.09		2.52
Total from investment operations	(5.76)	2.55		5.78		3.88		0.04		2.48

Less dividends and distributions from:
Net realized gain	(2.90)	(2.19)		(0.99)		(2.26)		(0.58)		(0.31)
Total dividends and distributions	(2.90)	(2.19)		(0.99)		(2.26)		(0.58)		(0.31)

Net asset value, end of period	$9.18	$17.84		$17.48		$12.69		$11.07		$11.61

Total return[3]	(32.95% )	16.36%		49.00%		37.94%		(0.06%	)	26.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$342,857	$519	[4]	$444	[4]	$315	[4]	$230	[4]	$585	[4]
Ratio of expenses to average net assets[5]	1.10%	1.10%		1.10%		1.10%		1.10%		1.11%
Ratio of expenses to average net assets prior to fees waived[5]	1.15%	1.14%		1.15%		1.15%		1.15%		1.15%
Ratio of net investment loss to average net assets	(0.65% )	(0.76%	)	(0.53%	)	(0.45%	)	(0.42%	)	(0.39%	)
Ratio of net investment loss to average net assets prior to fees waived	(0.70% )	(0.80%	)	(0.58%	)	(0.50%	)	(0.47%	)	(0.43%	)
Portfolio turnover	17%	27%		25%		20%		53%		25%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period shown reflects a waiver by the Manager. Performance would have been lower had the waiver not been in effect.

4	Net assets reported in millions.
5	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy VIP Natural Resources Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$4.12	$3.30	$3.84	$3.55	$4.63	$4.50

Income (loss) from investment operations:
Net investment income[2]	0.07	0.07	0.04	0.07	0.03	—	[3]
Net realized and unrealized gain (loss)	0.09	0.81	(0.51)	0.26	(1.10)	0.14
Total from investment operations	0.16	0.88	(0.47)	0.33	(1.07)	0.14

Less dividends and distributions from:
Net investment income	(0.08)	(0.06)	(0.07)	(0.04)	(0.01)	(0.01)
Total dividends and distributions	(0.08)	(0.06)	(0.07)	(0.04)	(0.01)	(0.01)

Net asset value, end of period	$4.20	$4.12	$3.30	$3.84	$3.55	$4.63

Total return[4]	3.69%	26.68%	(11.99% )	9.46%	(23.23% )	2.97%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$108,437	$91 [5]	$75 [5]	$88 [5]	$88 [5]	$131	[5]
Ratio of expenses to average net assets[6]	1.16%	1.21%	1.31%	1.24%	1.21%	1.36%
Ratio of net investment income to average net
assets	2.85%	1.89%	1.40%	1.88%	0.72%	0.11%
Portfolio turnover	34%	121%	71%	36%	33%	44%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Amount is less than $0.005 per share.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.

5	Net assets reported in millions.
6	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP Science and Technology Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended					4/28/17
	6/30/22[1]	Year ended				to
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17[2]
Net asset value, beginning of period	$29.81	$36.13	$29.94	$21.91	$27.04	$25.22

Income (loss) from investment operations:
Net investment loss[3]	(0.05)	(0.22)	(0.14)	(0.06)	(0.03)	(0.04)
Net realized and unrealized gain (loss)	(9.14)	5.56	10.31	10.95	(1.24)	4.16
Total from investment operations	(9.19)	5.34	10.17	10.89	(1.27)	4.12

Less dividends and distributions from:
Net realized gain	(2.77)	(11.66)	(3.98)	(2.86)	(3.86)	(2.30)
Total dividends and distributions	(2.77)	(11.66)	(3.98)	(2.86)	(3.86)	(2.30)

Net asset value, end of period	$17.85	$29.81	$36.13	$29.94	$21.91	$27.04

Total return[4]	(31.41% )	15.45%	35.70%	49.86%	(5.00% )	17.24%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$1,377	$2 [5]	$2 [5]	$1 [5]	$1 [5]	$— [5,6]
Ratio of expenses to average net assets[7]	0.96%	0.89%	0.91%	0.90%	0.91%	0.90%
Ratio of net investment loss to average net
assets	(0.40% )	(0.57% )	(0.44% )	(0.23% )	(0.11% )	(0.25% )
Portfolio turnover	22%	55%	8%	31%	17%	27%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3	Calculated using average shares outstanding.
4

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.

5	Net assets reported in millions.
6	Rounds to less than $500 thousands.
7	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy VIP Science and Technology Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$29.51	$35.87	$29.82	$21.84	$27.04	$22.34

Income (loss) from investment operations:
Net investment loss[2]	(0.08)	(0.30)	(0.21)	(0.13)	(0.11)	(0.13)
Net realized and unrealized gain (loss)	(9.05)	5.51	10.24	10.90	(1.23)	7.08
Total from investment operations	(9.13)	5.21	10.03	10.77	(1.34)	6.95

Less dividends and distributions from:
Net realized gain	(2.77)	(11.57)	(3.98)	(2.79)	(3.86)	(2.25)
Total dividends and distributions	(2.77)	(11.57)	(3.98)	(2.79)	(3.86)	(2.25)

Net asset value, end of period	$17.61	$29.51	$35.87	$29.82	$21.84	$27.04

Total return[3]	(31.49% )	15.17%	35.36%	49.48%	(5.23% )	32.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$467,140	$707 [4]	$676 [4]	$579 [4]	$429 [4]	$645 [4]
Ratio of expenses to average net assets[5]	1.21%	1.14%	1.16%	1.15%	1.16%	1.15%
Ratio of net investment loss to average net
assets	(0.64% )	(0.79% )	(0.67% )	(0.48% )	(0.38% )	(0.51% )
Portfolio turnover	22%	55%	8%	31%	17%	27%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period shown reflects a waiver by the Manager. Performance would have been lower had the waiver not been in effect.

4	Net assets reported in millions.
5	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP Small Cap Growth Class I

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended						11/2/18
	6/30/22[1]	Year ended					to
	(Unaudited)	12/31/21	12/31/20		12/31/19		12/31/18[2]
Net asset value, beginning of period	$11.01	$12.15	$8.80		$7.69		$8.76

Income (loss) from investment operations:
Net investment loss[3]	(0.02)	(0.07)	(0.04)		(0.05)		—[4]
Net realized and unrealized gain (loss)	(2.88)	0.55	3.39		1.85		(1.07)
Total from investment operations	(2.90)	0.48	3.35		1.80		(1.07)

Less dividends and distributions from:
Net investment income	—	(0.14)	—		—		—
Net realized gain	(2.02)	(1.48)	—		(0.69)		—
Total dividends and distributions	(2.02)	(1.62)	—		(0.69)		—

Net asset value, end of period	$6.09	$11.01	$12.15		$8.80		$7.69

Total return[5]	(26.87% )	4.25%	38.01%		23.68%		(12.24%	)

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$18,304	$47 [6]	$59	[6]	$58	[6]	$52	[6]
Ratio of expenses to average net assets[7]	0.89%	0.89%	0.89%		0.89%		1.05%	[8]
Ratio of expenses to average net assets prior to fees waived[7]	0.91%	0.90%	0.92%		0.91%		1.07%
Ratio of net investment income (loss) to average net assets	(0.43% )	(0.56% )	(0.46%	)	(0.60%	)	0.15%
Ratio of net investment income (loss) to average net assets prior
to fees waived	(0.45% )	(0.57% )	(0.49%	)	(0.62%	)	0.13%
Portfolio turnover	32%	48%	50%		41%		52%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
3	Calculated using average shares outstanding.
4	Amount is less than $0.005 per share.
5

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period shown reflects a waiver by the Manager. Performance would have been lower had the waiver not been in effect.

6	Net assets reported in millions.
7	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.
8	Expense ratio based on the period excluding reorganization expenses was 0.89%.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Ivy VIP Small Cap Growth Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20		12/31/19		12/31/18		12/31/17
Net asset value, beginning of period	$10.94	$12.08	$8.77		$7.68		$11.63		$9.69

Income (loss) from investment operations:
Net investment loss[2]	(0.03)	(0.10)	(0.06)		(0.07)		(0.06)		(0.07)
Net realized and unrealized gain (loss)	(2.87)	0.56	3.37		1.85		0.03		2.27
Total from investment operations	(2.90)	0.46	3.31		1.78		(0.03)		2.20

Less dividends and distributions from:
Net investment income	—	(0.12)	—		—		(0.05)		—
Net realized gain	(2.02)	(1.48)	—		(0.69)		(3.87)		(0.26)
Total dividends and distributions	(2.02)	(1.60)	—		(0.69)		(3.92)		(0.26)

Net asset value, end of period	$6.02	$10.94	$12.08		$8.77		$7.68		$11.63

Total return[3]	(27.00% )	3.99%	37.66%		23.37%		(4.11%	)	23.12%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$280,305	$391 [4]	$406	[4]	$331	[4]	$300	[4]	$377	[4]
Ratio of expenses to average net assets[5]	1.14%	1.14%	1.14%		1.14%		1.16%	[6]	1.15%
Ratio of expenses to average net assets prior to
fees waived[5]	1.17%	1.15%	1.17%		1.17%		1.18%		1.17%
Ratio of net investment loss to average net
assets	(0.62% )	(0.80% )	(0.71%	)	(0.84%	)	(0.52%	)	(0.69%	)
Ratio of net investment loss to average net
assets prior to fees waived	(0.65% )	(0.81% )	(0.74%	)	(0.87%	)	(0.54%	)	(0.71%	)
Portfolio turnover	32%	48%	50%		41%		52%		55%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during the period shown reflects a waiver by the Manager. Performance would have been lower had the waiver not been in effect.

4	Net assets reported in millions.
5	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.
6	Expense ratio based on the period excluding reorganization expenses was 1.14%.

See accompanying notes, which are an integral part of the financial statements.

Delaware Ivy VIP Smid Cap Core Class II

Selected data for each share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21		12/31/20	12/31/19		12/31/18	12/31/17
Net asset value, beginning of period	$16.73	$13.85		$13.71	$13.51		$18.32	$18.34

Income (loss) from investment operations:
Net investment income (loss)[2]	0.01	(0.02)		(0.02)	—	[3]	(0.06)	—	[3]
Net realized and unrealized gain (loss)	(3.20)	2.90		0.80	3.12		(1.37)	2.21
Total from investment operations	(3.19)	2.88		0.78	3.12		(1.43)	2.21

Less dividends and distributions from:
Net investment income	—	—		—	—		(0.02)	—
Net realized gain	(3.05)	—		(0.64)	(2.92)		(3.36)	(2.23)
Total dividends and distributions	(3.05)	—		(0.64)	(2.92)		(3.38)	(2.23)

Net asset value, end of period	$10.49	$16.73		$13.85	$13.71		$13.51	$18.32

Total return[4]	(19.80% )	20.78%		7.03%	24.33%		(10.49% )	13.73%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$149,468	$182	[5]	$183 [5]	$188	[5]	$175 [5]	$316	[5]
Ratio of expenses to average net assets[6]	1.19%	1.17%		1.20%	1.18%		1.17%	1.15%
Ratio of net investment income (loss) to average net assets	0.15%	(0.10%	)	(0.14% )	(0.05%	)	(0.34% )	0.01%
Portfolio turnover	100%	79%		145%	126%		112%	112%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Amount is less than $0.005 per share.
[4]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[5]	Net assets reported in millions.
[6]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements
Ivy Variable Insurance Portfolios

June 30, 2022 (Unaudited)

Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 26 portfolios. These financial statements and the related notes pertain to 11 portfolios: Delaware Ivy VIP Asset Strategy (formerly, Ivy VIP Asset Strategy), Delaware Ivy VIP Balanced (formerly, Ivy VIP Balanced), Delaware Ivy VIP Energy (formerly, Ivy VIP Energy), Delaware Ivy VIP Growth (formerly, Ivy VIP Growth), Delaware Ivy VIP High Income (formerly, Ivy VIP High Income), Delaware Ivy VIP International Core Equity (formerly, Ivy VIP International Core Equity), Delaware Ivy VIP Mid Cap Growth (formerly, Ivy VIP Mid Cap Growth), Delaware Ivy VIP Natural Resources (formerly, Ivy VIP Natural Resources), Delaware Ivy VIP Science and Technology (formerly, Ivy VIP Science and Technology), Delaware Ivy VIP Small Cap Growth (formerly, Ivy VIP Small Cap Growth), and Delaware Ivy VIP Smid Cap Core (formerly, Ivy VIP Small Cap Core), (each, a Portfolio and collectively, the Portfolios). The Trust is an open-end investment company. Each of the Portfolios (other than Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, and Delaware Ivy VIP Science and Technology) are diversified as defined in the Investment Company Act of 1940, as amended (1940 Act). Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, and Delaware Ivy VIP Science and Technology are non-diversified as defined in the 1940 Act.

Each Portfolio offers Class II shares. Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Energy, Delaware Ivy VIP High Income, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Science and Technology, and Delaware Ivy VIP Small Cap Growth also offer Class I shares. The Class I shares do not carry a distribution and service (12b-1) fee and the Class II shares carry a 12b-1 fee. The shares of the Portfolios are sold only to variable life insurance separate accounts and variable annuity separate accounts.

1. Significant Accounting Policies

Each Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. The fair value of bullion is at the last settlement price at the end of each day on the board of trade or exchange upon which they are traded. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and the ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolios may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Portfolio evaluates tax positions taken or expected to be taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio's tax positions taken or expected to be taken on each Portfolio's federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in each Portfolio's financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Portfolio. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2022, the Portfolios did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the classes of each Portfolio on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any Underlying Funds in which the Portfolio invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolios are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Portfolios' understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Portfolios declare and pay dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Portfolios may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Notes to financial statements
Ivy Variable Insurance Portfolios

1. Significant Accounting Policies (continued)

Each Portfolio receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Portfolio's average daily net assets as follows:

Portfolio	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy VIP Asset Strategy[1]	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Delaware Ivy VIP Balanced	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Delaware Ivy VIP Energy	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Delaware Ivy VIP Growth	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Delaware Ivy VIP High Income	0.625% of net assets up to $500 million;
0.60% of net assets over $500 million and up to $1 billion;
0.55% of net assets over $1 billion and up to $1.5 billion;
0.50% of net assets over $1.5 billion.

Delaware Ivy VIP International Core Equity	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Delaware Ivy VIP Mid Cap Growth	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Delaware Ivy VIP Natural Resources	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion and up to $5 billion;
0.73% of net assets over $5 billion and up to $10 billion;
0.70% of net assets over $10 billion.

Portfolio	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy VIP Science and Technology	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Delaware Ivy VIP Small Cap Growth	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Delaware Ivy VIP Smid Cap Core	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

[1]	DMC had contractually agreed to reduce the management fee paid by the Portfolio by an annual rate of 0.15% of average daily net assets through April 30, 2022.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Portfolios:

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), each of which is an affiliate of DMC (the Affiliated Sub-Advisors).

MIMAK is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK are primarily responsible for the day-to-day management of the Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced portfolios. In addition, the Manager may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge.

With respect to the Portfolios for which MIMEL serves as subadvisor, DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

With respect to the Portfolios for which MIMGL serves as subadvisor, DMC has principal responsibility for each Portfolio and may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge.

MFMHKL is a part of MAM. With respect to the Portfolios for which MFMHKL serves as subadvisor, DMC may permit MFMHKL to execute Portfolio security trades on behalf of DMC.

Pursuant to the terms of the relevant sub-advisory agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Portfolios.

Prior to January 18, 2022 (for Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Science and Technology, and Delaware Ivy VIP Small Cap Growth), January 31, 2022 (for Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced) and February 28, 2022 (for Delaware Ivy VIP International Core Equity and Delaware Ivy VIP Smid Cap Core), the Portfolios had an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC). Under the agreement, WISC acted as the agent in providing bookkeeping and accounting services and assistance to each Portfolio, including maintenance of Portfolio records, pricing of Portfolio shares

Notes to financial statements
Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

and preparation of certain shareholder reports. For these services, each Portfolio paid WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	Annual Fee Rate
$0 to $10M	$0
$10 to $25M	11,496
$25 to $50M	23,100
$50 to $100M	35,496
$100 to $200M	48,396
$200 to $350M	63,204
$350 to $550M	82,500
$550 to $750M	96,300
$750 to $1,000M	121,596
Over $1,000M	148,500

In addition, each Portfolio paid WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee was voluntarily waived by WISC until the Portfolio’s net assets were at least $10 million and is included in “Accounting and administration expenses” on the "Statements of operations.”

Effective January 18, 2022 (for Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Science and Technology, and Delaware Ivy VIP Small Cap Growth), January 31, 2022 (for Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced) and February 28, 2022 (for Delaware Ivy VIP International Core Equity and Delaware Ivy VIP Smid Cap Core), Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” From the effective dates mentioned above to June 30, 2022, each Portfolio was charged for these services as follows:

Portfolio	Fees
Delaware Ivy VIP Asset Strategy	$22,053
Delaware Ivy VIP Balanced	11,152
Delaware Ivy VIP Energy	6,062
Delaware Ivy VIP Growth	29,690
Delaware Ivy VIP High Income	27,487
Delaware Ivy VIP International Core Equity	31,217
Delaware Ivy VIP Mid Cap Growth	20,815
Delaware Ivy VIP Natural Resources	6,134
Delaware Ivy VIP Science and Technology	20,923
Delaware Ivy VIP Small Cap Growth	15,354
Delaware Ivy VIP Smid Cap Core	13,314

Prior to June 27, 2022, under a Transfer Agency Agreement between the Trust and WISC, each Portfolio reimbursed WISC for certain out-of-pocket costs. Effective June 27, 2022, DIFSC is also the transfer agent and dividend disbursing agent of the Portfolios. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Portfolios’ average daily net assets. There were no fees paid for these services from June 27, 2022 through June 30, 2022.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), effective June 27, 2022, BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class II shares. The fees are calculated daily and paid monthly. Class I shares do not pay 12b-1 fees.

From January 1, 2022, (except as noted below) DMC (through April 29, 2023) and WRSCO (through June 24, 2022) have contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) as follows:

	Operating expense	Operating expense
	limitation as a	limitation as a
	percentage of average	percentage of average
	daily net assets	daily net assets
Portfolio	Class I Shares	Class II shares
Delaware Ivy VIP Asset Strategy	0.62%	0.87%
Delaware Ivy VIP Mid Cap Growth	0.85%	1.10%
Delaware Ivy VIP Small Cap Growth	0.89%[1]	1.14%

[1]	Effective April 29, 2022.

Through April 30, 2022, for each Portfolio that offered Class I Shares, the Portfolios' distributor and/or WISC had contractually agreed to reimburse sufficient fees to ensure that the total annual ordinary portfolio operating expenses of the Class I Shares were at all times equal to the total annual ordinary portfolio operating expenses of the Class II Shares less 0.25%, as calculated at the end of each month.

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Portfolio. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2022, each Portfolio was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Portfolio	Fees
Delaware Ivy VIP Asset Strategy	$819
Delaware Ivy VIP Balanced	303
Delaware Ivy VIP Energy	149
Delaware Ivy VIP Growth	1,035
Delaware Ivy VIP High Income	2,083
Delaware Ivy VIP International Core Equity	676
Delaware Ivy VIP Mid Cap Growth	718
Delaware Ivy VIP Natural Resources	153
Delaware Ivy VIP Science and Technology	1,849
Delaware Ivy VIP Small Cap Growth	463
Delaware Ivy VIP Smid Cap Core	220

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

In addition to the management fees and other expenses of a Portfolio, a Portfolio indirectly bears the investment management fees and other expenses of any Underlying Funds including ETF in which it invests. The amount of these fees and expenses incurred indirectly by a Portfolio will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended June 30, 2022, were executed by the Portfolios pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Portfolios' compliance with the procedures adopted by the Board. Pursuant to

Notes to financial statements
Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued) these procedures, for the six months ended June 30, 2022, the following Portfolios engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Ivy VIP Asset Strategy	$1,644,406	$—	$—
Delaware Ivy VIP Mid Cap Growth	1,373,882	—	—

A summary of the transactions in affiliated companies during the six months ended June 30, 2022 as follows:

					Net change
				Net	in
				realized	unrealized
				gain (loss)	appreciation
	Value,			on	(depreciation)	Value,
	beginning	Gross	Gross	affiliated	on affiliated	end of		Income	Capital gain
	of period	additions	reductions	fund	fund	period	Shares	distributions	distributions
Delaware Ivy VIP High Income
Common Stocks—0.02%
Larchmont Resources
	$92,197	$—	$—	$—	$—	$92,197	1,007	$—	$—
New Cotai †
	3,929,813	—	—	—	(3,882,905)	46,908	3,072,567	—	—
Total	$4,022,010	$—	$—	$—	$(3,882,905)	$139,105		$—	$—
Loan Agreements—0.00%
New Cotai LLC
(14.000% Cash
or 14.000% PIK)	$934,937	$24,046	$(984,236)	$—	$25,253	$—	—	$24,046	$—

†	Non-income producing security.

3. Investments

For the six months ended June 30, 2022, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Portfolio	securities	securities	securities	securities
Delaware Ivy VIP Asset Strategy	$242,593,485	$102,322,241	$294,811,661	$95,778,835
Delaware Ivy VIP Balanced	21,627,650	61,978,981	22,124,904	88,387,805
Delaware Ivy VIP Energy	70,519,279	—	47,955,572	—
Delaware Ivy VIP Growth	50,188,395	—	141,180,238	—
Delaware Ivy VIP High Income	330,495,051	—	338,282,823	—
Delaware Ivy VIP International Core Equity	197,310,452	—	214,694,856	—
Delaware Ivy VIP Mid Cap Growth	96,709,529	—	144,521,220	—
Delaware Ivy VIP Natural Resources	51,598,846	—	35,962,738	—
Delaware Ivy VIP Science and Technology	119,415,865	—	160,919,681	—
Delaware Ivy VIP Small Cap Growth	114,645,793	—	144,521,137	—
Delaware Ivy VIP Smid Cap Core	171,314,215	—	167,602,834	—

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Portfolio were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Portfolio	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Ivy VIP Asset Strategy	$635,142,899	$69,649,452	$(117,802,578)	$(48,153,126)
Delaware Ivy VIP Balanced	235,587,091	10,654,170	(30,684,472)	(20,030,302)
Delaware Ivy VIP Energy	117,915,779	11,234,028	(9,188,813)	2,045,215
Delaware Ivy VIP Growth	535,400,920	188,782,376	(51,639,239)	137,143,137
Delaware Ivy VIP High Income	923,654,431	3,567,733	(154,364,360)	(150,796,627)
Delaware Ivy VIP International Core Equity	541,086,041	41,371,481	(96,476,132)	(55,104,651)
Delaware Ivy VIP Mid Cap Growth	436,161,739	94,457,897	(71,986,968)	22,470,929
Delaware Ivy VIP Natural Resources	127,494,154	6,629,614	(16,904,938)	(10,275,324)
Delaware Ivy VIP Science and Technology	506,892,878	79,488,325	(106,847,046)	(27,358,721)
Delaware Ivy VIP Small Cap Growth	322,454,904	31,485,125	(53,797,780)	(22,312,655)
Delaware Ivy VIP Smid Cap Core	173,522,909	3,549,824	(27,407,630)	(23,857,806)

At December 31, 2021, capital loss carryforwards (reported in thousands) available to offset future realized capital gains were as follows:

	Loss carryforward character
	Short-term	Long-term		Total
Delaware Ivy VIP Energy	$4,962	$36,041	(1)	$41,003
Delaware Ivy VIP High Income	1,064	99,303		100,367
Delaware Ivy VIP Natural Resources	2,591	49,676		52,267

(1)	$18,654 of these capital loss carryovers are subject to an annual limitation of $3,709 plus any unused limitation from prior years.

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1	–	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2	–	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)
Level 3	–	Significant unobservable inputs, including each Portfolio's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Notes to financial statements
Ivy Variable Insurance Portfolios

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Portfolio’s investments by fair value hierarchy levels as of June 30, 2022:

	Delaware Ivy VIP Asset Strategy
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Agency Collateralized Mortgage
Obligations	$—	$3,031,031	$—	$3,031,031
Agency Commercial Mortgage-
Backed Securities	—	4,930,318	—	4,930,318
Agency Mortgage-Backed
Securities	—	30,421,073	—	30,421,073
Bullion	—	30,122,494	—	30,122,494
Common Stocks	337,828,612	—	—	337,828,612
Corporate Bonds	—	85,231,068	637,420	85,868,488
Non-Agency Commercial
Mortgage-Backed Security	—	64,463	—	64,463
Sovereign Bonds	—	1,656,450	—	1,656,450
US Treasury Obligations	—	65,757,226	—	65,757,226
Short-Term Investments	26,907,548	—	—	26,907,548
Securities Lending Collateral	390,885	—	—	390,885
Total Value of Securities	$365,127,045	$221,214,123	$637,420	$586,978,588

Derivatives[1]
Assets:
Futures Contracts	$11,185	$—	$—	$11,185

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy VIP Balanced
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$1,117,230	$1,117,230
Agency Mortgage-Backed Securities	—	13,231,672	13,231,672
Common Stocks	122,687,977	—	122,687,977
Corporate Bonds	—	28,176,639	28,176,639
Non-Agency Commercial Mortgage-Backed Securities	—	6,311,535	6,311,535
US Treasury Obligations	—	23,556,683	23,556,683
Short-Term Investments	19,647,129	—	19,647,129
Securities Lending Collateral	821,872	—	821,872
Total Value of Securities	$143,156,978	$72,393,759	$215,550,737

	Delaware Ivy VIP Balanced
	Level 1	Level 2	Total
Derivatives[1]
Assets:
Futures Contracts	$26,671	$—	$26,671
Liabilities:
Futures Contracts	$(20,619)	$—	$(20,619)

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy
VIP Energy
Level 1
Securities
Assets:
Common Stocks	$113,036,841
Master Limited Partnerships	1,241,656
Short-Term Investments	3,887,012
Securities Lending Collateral	1,795,485
Total Value of Securities	$119,960,994

Delaware Ivy
VIP Growth
Level 1
Securities
Assets:
Common Stocks	$668,587,440
Short-Term Investments	3,956,617
Total Value of Securities	$672,544,057

	Delaware Ivy VIP High Income
	Level 1	Level 2	Level 3	Total
Securities
Assets:
Common Stocks
Basic Industry	$2,753,050	$—	$72,296	$2,825,346
Consumer Goods	—[1]	—	—	—
Energy	7,671	—	—	7,671
Industrials	—[1]	—	—	—
Leisure	1,987,856	—	46,908	2,034,764
Retail	424,516	—	—	424,516
Services	2,518,071	—	—	2,518,071

Notes to financial statements
Ivy Variable Insurance Portfolios

3. Investments (continued)

	Delaware Ivy VIP High Income
	Level 1	Level 2	Level 3	Total
Utilities	$92,197	$—	$—	$92,197
Convertible Bond	—	1,075,109	—	1,075,109
Corporate Bonds	—	523,408,151	—	523,408,151
Exchange-Traded Funds	29,944,562	—	—	29,944,562
Investment Company	2,182,081	—	—	2,182,081
Loan Agreements	—	101,293,625	—	101,293,625
Municipal Bonds	—	5,992,673	—	5,992,673
Preferred Stock	119,120	—	—	119,120
Warrants	79,531	—	—	79,531
Short-Term Investments	66,148,686	—	—	66,148,686
Securities Lending Collateral	34,735,206	—	—	34,735,206
Total Value of Securities	$140,992,547	$631,769,558	$119,204	$772,881,309

Derivatives[2]
Liabilities:
Foreign Currency Exchange
Contracts	$—	$(23,505)	$—	$(23,505)

[1]	The security that has been valued at zero on the “Schedule of investments” is considered to be Level 1 investment in this table.
[2]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy VIP International Core Equity
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$476,648,278	$—	$476,648,278
Short-Term Investments	2,749,408	—	2,749,408
Securities Lending Collateral	6,596,039	—	6,596,039
Total Value of Securities	$485,993,725	$—	$485,993,725

Derivatives[1]
Liabilities:
Foreign Currency Exchange Contracts	$—	$(12,335)	$(12,335)

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy
VIP Mid Cap
Growth
Level 1
Securities
Assets:
Common Stocks	$449,272,140

Delaware Ivy
VIP Mid Cap
Growth
Level 1
Short-Term Investments	$1,479,406
Securities Lending Collateral	8,067,729
Total Value of Securities Before Options Written	$458,819,275
Liabilities:
Options Written	$(849,275)

	Delaware Ivy VIP Natural Resources
	Level 1	Level 2	Total
Securities
Assets:
Closed-Ended Trust	$3,308,391	$—	$3,308,391
Common Stocks	100,858,591	—	100,858,591
Short-Term Investments	4,455,759	—	4,455,759
Securities Lending Collateral	8,596,002	—	8,596,002
Total Value of Securities	$117,218,743	$—	$117,218,743

Derivatives[1]
Assets:
Foreign Currency Exchange Contracts	$—	$87	$87

[1]	Foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

	Delaware Ivy VIP Science and Technology
	Level 1	Level 2	Total
Securities
Assets:
Common Stocks	$423,665,032	$—	$423,665,032
Corporate Bond	—	285,056	285,056
Short-Term Investments	45,367,774	—	45,367,774
Securities Lending Collateral	10,216,295	—	10,216,295
Total Value of Securities	$479,249,101	$285,056	$479,534,157

Delaware Ivy
VIP Small Cap
Growth
Level 1
Securities
Assets:
Common Stocks	$287,497,049
Short-Term Investments	10,122,816
Securities Lending Collateral	2,522,384
Total Value of Securities	$300,142,249

Notes to financial statements
Ivy Variable Insurance Portfolios

3. Investments (continued)

Delaware Ivy
VIP Smid Cap
Core
Level 1
Securities
Assets:
Common Stocks	$146,103,683
Short-Term Investments	3,517,993
Securities Lending Collateral	43,427
Total Value of Securities	$149,665,103

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments that had a significant impact to each Portfolio. Each Portfolio’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Portfolio's net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP High Income net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to each Portfolio’s net assets at the end of the period. At June 30, 2022, Delaware Ivy VIP Balanced, Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, Delaware Ivy VIP International Core Equity, Delaware Ivy VIP Mid Cap Growth, Delaware Ivy VIP Natural Resources, Delaware Ivy VIP Science and Technology, Delaware Ivy VIP Small Cap Growth, and Delaware Ivy VIP Smid Cap Core had no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Ivy
	VIP Asset		Delaware Ivy		Delaware Ivy
	Strategy		VIP Balanced		VIP Energy
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class I	1,423	85,603	—	—	60,446	40,171
Class II	1,221,870	2,527,289	391,024	1,285,781	12,845,601	15,999,581

Shares issued upon reinvestment of dividends and distributions:
Class I	5,230	12,304	—	—	295	784
Class II	3,166,244	8,611,365	18,997,778	2,864,489	54,506	302,277
	4,394,767	11,236,561	19,388,802	4,150,270	12,960,848	16,342,813

Shares redeemed:
Class I	(409)	(20,424)	—	—	(18,925)	(73,355)
Class II	(5,194,379)	(11,406,014)	(1,879,813)	(14,723,694)	(7,689,236)	(12,466,804)
	(5,194,788)	(11,426,438)	(1,879,813)	(14,723,694)	(7,708,161)	(12,540,159)
Net increase (decrease)	(800,021)	(189,877)	17,508,989	(10,573,424)	5,252,687	3,802,654

			Delaware Ivy		Delaware Ivy
	Delaware Ivy		VIP High		VIP International
	VIP Growth		Income		Core Equity
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class I	—	—	411,602	870,734	—	—
Class II	2,260,775	8,071,554	14,744,949	33,527,630	886,111	1,662,612

Shares issued upon reinvestment of dividends and distributions:
Class I	—	—	393,125	376,393	—	—
Class II	22,330,970	8,105,223	18,153,567	15,740,425	3,768,784	380,829
	24,591,745	16,176,777	33,703,243	50,515,182	4,654,895	2,043,441

Shares redeemed:
Class I	—	—	(699,750)	(1,637,633)	—	—
Class II	(9,169,229)	(17,870,523)	(25,138,957)	(39,247,512)	(2,676,853)	(8,183,115)
	(9,169,229)	(17,870,523)	(25,838,707)	(40,885,145)	(2,676,853)	(8,183,115)
Net increase (decrease)	15,422,516	(1,693,746)	7,864,536	9,630,037	1,978,042	(6,139,674)

Notes to financial statements
Ivy Variable Insurance Portfolios

4. Capital Shares (continued)

					Delaware Ivy
	Delaware Ivy		Delaware Ivy		VIP Science
	VIP Mid Cap		VIP Natural		and
	Growth		Resources		Technology
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class I	494,342	1,459,307	—	—	14,612	47,856
Class II	2,290,429	5,831,186	7,834,416	5,419,205	1,060,385	1,478,206

Shares issued upon reinvestment of dividends and distributions:
Class I	2,801,133	1,802,886	—	—	10,456	21,351
Class II	8,730,807	3,474,127	410,591	358,187	3,431,903	6,875,144
	14,316,711	12,567,506	8,245,007	5,777,392	4,517,356	8,422,557

Shares redeemed:
Class I	(3,601,294)	(5,429,559)	—	—	(20,066)	(55,836)
Class II	(2,741,238)	(5,616,841)	(4,501,090)	(6,370,555)	(1,937,732)	(3,239,331)
	(6,342,532)	(11,046,400)	(4,501,090)	(6,370,555)	(1,957,798)	(3,295,167)
Net increase (decrease)	7,974,179	1,521,106	3,743,917	(593,163)	2,559,558	5,127,390

	Delaware Ivy		Delaware Ivy
	VIP Small Cap		VIP Smid Cap
	Growth		Core
	Six months		Six months
	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class I	166,009	478,082	—	—
Class II	1,346,008	2,086,035	1,151,178	1,199,784

Shares issued upon reinvestment of dividends and distributions:
Class I	760,465	641,818	—	—
Class II	11,461,184	4,789,218	3,164,690	—
	13,733,666	7,995,153	4,315,868	1,199,784

Shares redeemed:
Class I	(2,172,165)	(1,689,541)	—	—
Class II	(1,997,331)	(4,737,495)	(929,357)	(3,537,932)
	(4,169,496)	(6,427,036)	(929,357)	(3,537,932)
Net increase (decrease)	9,564,170	1,568,117	3,386,511	(2,338,148)

5. Basis of consolidation for Delaware Ivy VIP Asset Strategy

Ivy VIP ASF II, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated as a wholly owned subsidiary acting as an investment vehicle for Delaware Ivy VIP Asset Strategy (referred to as the Portfolio in this subsection). Ivy VIP ASF III (SBP), LLC (the Company), a Delaware limited liability company, was incorporated as a wholly owned company acting as an investment vehicle for the Portfolio. The Subsidiary and the Company act as investment vehicles for the Portfolio, in order to affect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and SAI.

The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio, its Subsidiary and the Company. The consolidated financial statements include the accounts of the Portfolio, its Subsidiary and the Company. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and its Subsidiary and the Company comprising the entire issued share capital of the Subsidiary and the Company with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Articles of Association, shares issued by the Subsidiary and the Company confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and the Company and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary and the Company.

See the table below for details regarding the structure, incorporation and relationship as of June 30, 2022 of the Subsidiary and the Company to the Portfolio.

					Percentage
	Date of	Subscription	Portfolio	Subsidiary/	of Portfolio net
	Incorporation	Agreement	Net Assets	company net assets	assets
Ivy VIP ASF II, Ltd.	1-31-13	4-10-13	$587,245,849	$30,232,688	5.15%
Ivy VIP ASF III
(SBP), LLC	4-9-13	4-23-13	587,245,849	15,288	0.00

6. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

Each Portfolio had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

7. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds only for purposes of this Note 7) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program was in existence in the past but has now been terminated. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2022.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the US dollar value of

Notes to financial statements
Ivy Variable Insurance Portfolios

8. Derivatives (continued)

a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolios to cover each Portfolio's exposure to the counterparty. Open foreign currency exchange contracts, if any, are disclosed on the "Schedules of investments".

During the six months ended June 30, 2022, Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP Energy, Delaware Ivy VIP Growth, Delaware Ivy VIP High Income and Delaware Ivy VIP International Core Equity experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of operations.”

During the six months ended June 30, 2022, Delaware Ivy VIP High Income used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/decrease exposure to foreign currencies.

During the six months ended June 30, 2022, Delaware Ivy VIP Asset Strategy, Delaware Ivy VIP International Core Equity and Delaware Ivy VIP Natural Resources used foreign currency exchange contracts to facilitate or expedite the settlement of portfolio transactions.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolios may use futures in the normal course of pursuing its investment objective. The Portfolios may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolios deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolios because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced posted cash collateral as margin for open futures contracts, which is presented as “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the "Schedules of investments."

During the six months ended June 30, 2022, Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of operations.”

During the six months ended June 30, 2022, Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced invested in futures contracts to hedge each Portfolio’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the six months ended June 30, 2022, Delaware Ivy VIP Mid Cap Growth entered into options contracts in the normal course of pursuing its investment objective. Each Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage the Portfolio's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and

as a cash management tool. The Portfolio may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Delaware Ivy VIP Mid Cap Growth pledged securities collateral valued at $163,800 as collateral for open options contracts. Open options contracts, if any, are disclosed on the "Schedules of investments."

During the six months ended June 30, 2022, Delaware Ivy VIP Mid Cap Growth experienced net realized and unrealized gains or losses attributable to options contracts, which are disclosed on the “Statements of operations.”

During the six months ended June 30, 2022, Delaware Ivy VIP Mid Cap Growth used options contracts to facilitate investments in portfolio securities.

The table below summarizes the average quarterly balance of derivative holdings by each Portfolio during the six months ended June 30, 2022:

	Long Derivative Volume
	Delaware Ivy
	VIP Asset	Delaware Ivy	Delaware Ivy
	Strategy	VIP Balanced	VIP Energy
Foreign currency exchange contracts (average notional value)	$447,237	$—	$146,221
Futures contracts (average notional value)	2,348,052	2,287,094	—

	Long Derivative Volume
	Delaware Ivy	Delaware Ivy	Delaware Ivy
	VIP International	VIP Mid Cap	VIP Natural
	Core Equity	Growth	Resources
Foreign currency exchange contracts (average notional value)	$5,919,493	$—	$108,256
Options contracts (average notional value)*	—	4,134	—

Long Derivative Volume
Delaware Ivy
VIP Science
and
Technology
Foreign currency exchange contracts (average notional value)	$2,572,320

	Short Derivative Volume
	Delaware Ivy
	VIP Asset	Delaware Ivy	Delaware Ivy
	Strategy	VIP Balanced	VIP Energy
Foreign currency exchange contracts (average notional value)	$2,551,352	$—	$296,288
Futures contracts (average notional value)	—	1,019,000	—

Notes to financial statements

Ivy Variable Insurance Portfolios

8. Derivatives (continued)

	Short Derivative Volume
		Delaware Ivy	Delaware Ivy
	Delaware Ivy	VIP High	VIP International
	VIP Growth	Income	Core Equity
Foreign currency exchange contracts (average notional value)	$23,341	$7,192,859	$1,439,175

	Short Derivative Volume
			Delaware Ivy
	Delaware Ivy	Delaware Ivy	VIP Science
	VIP Mid Cap	VIP Natural	and
	Growth	Resources	Technology
Foreign currency exchange contracts (average notional value)	$—	$307,739	$2,570,714
Options contracts (average notional value)*	(21,709)	—	—

*	Long represents purchased options and short represents written options.

9. Offsetting

Each Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Portfolio mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

At June 30, 2022, each Portfolio had the following assets and liabilities subject to offsetting provisions:

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Delaware Ivy VIP High Income

Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
JPMorgan Chase Bank				$—	$(23,505)	$(23,505)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
JPMorgan Chase Bank	$(23,505)	$—	$—	$—	$—	$(23,505)

Delaware Ivy VIP International Core Equity

Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
Bank of New York Mellon				$—	$(12,335)	$(12,335)

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
Bank of New York Mellon	$(12,335)	$—	$—	$—	$—	$(12,335)

Delaware Ivy VIP Natural Resources

Gross Value of
				Gross Value of	Derivative
Counterparty				Derivative Asset	Liability	Net Position
Bank of New York Mellon				$87	$—	$87

		Fair Value of		Fair Value of
		Non-Cash	Cash Collateral	Non-Cash	Cash Collateral
Counterparty	Net Position	Collateral Received	Received	Collateral Pledged	Pledged	Net Exposure(a)
Bank of New York Mellon	$87	$—	$—	$—	$—	$87

(a)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

Notes to financial statements
Ivy Variable Insurance Portfolios

9. Offsetting (continued)

Securities Lending

Securities lending transactions are entered into by the Funds under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, each Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and each Fund can reinvest cash collateral, or, upon an event of default, resell, or re-pledge the collateral (See also Note 10).

As of June 30, 2022, the following table is a summary of the Portfolios' securities lending agreements by counterparty which are subject to offset under an MSLA:

Delaware Ivy VIP Asset Strategy

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$27,846,568	$390,885	$27,455,683	$27,846,568	$ —

Delaware Ivy VIP Balanced

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$5,913,572	$821,872	$5,091,700	$5,913,572	$ —

Delaware Ivy VIP Energy

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$7,920,661	$1,795,485	$6,125,176	$7,920,661	$ —

Delaware Ivy VIP Growth

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$38,943,281	$ —	$38,943,281	$38,943,281	$ —

Delaware Ivy VIP High Income

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$38,064,238	$34,735,206	$3,329,032	$38,064,238	$ —

Delaware Ivy VIP International Core Equity

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$24,849,941	$6,596,039	$18,253,902	$24,849,941	$ —

Delaware Ivy VIP Mid Cap Growth

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$20,770,037	$8,067,729	$12,702,308	$20,770,037	$ —

Delaware Ivy VIP Natural Resources

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$14,067,958	$8,596,002	$5,471,956	$14,067,958	$ —

Delaware Ivy VIP Science and Technology

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$19,973,461	$10,216,295	$9,757,166	$19,973,461	$ —

Delaware Ivy VIP Small Cap Growth

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Received(a)	Received	Net Exposure(b)
Bank of New York Mellon	$8,110,690	$2,522,384	$5,588,306	$8,110,690	$ —

Delaware Ivy VIP Smid Cap Core

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received	Receive(a)	Received	Net Exposure(b)
Bank of New York Mellon	$9,218,321	$43,427	$9,174,897	$9,218,321	$ —

(a)	The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of June 30, 2022, as applicable.
(b)	Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

10. Securities Lending

Each Portfolio, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Notes to financial statements
Ivy Variable Insurance Portfolios

10. Securities Lending (continued)

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Portfolio's cash collateral account may be less than the amount each Portfolio would be required to return to the borrowers of the securities and each Portfolio would be required to make up for this shortfall.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022:

	Overnight
	and	Under	Between	Over
Securities Lending Transactions	continuous	30 days	30 & 90 days	90 Days	Total
Delaware Ivy VIP Asset Strategy
Money market mutual fund	$390,885	$—	$—	$—	$390,885
Delaware Ivy VIP Balanced
Money market mutual fund	821,872	—	—	—	821,872
Delaware Ivy VIP Energy
Money market mutual fund	1,795,485	—	—	—	1,795,485
Delaware Ivy VIP High Income
Money market mutual fund	34,735,206	—	—	—	34,735,206
Delaware Ivy VIP International Core Equity
Money market mutual fund	6,596,039	—	—	—	6,596,039
Delaware Ivy VIP Mid Cap Growth
Money market mutual fund	8,067,729	—	—	—	8,067,729
Delaware Ivy VIP Natural Resources
Money market mutual fund	8,596,002	—	—	—	8,596,002
Delaware Ivy VIP Science and Technology
Money market mutual fund	10,216,295	—	—	—	10,216,295
Delaware Ivy VIP Small Cap Growth
Money market mutual fund	2,522,384	—	—	—	2,522,384
Delaware Ivy VIP Smid Cap Core
Money market mutual fund	43,427	—	—	—	43,427

The following is a summary of each Portfolio’s securities lending positions and related cash and non-cash collateral received as of June 30, 2022:

		Values of non-
	Values of securities on loan	cash collateral	Values of invested collateral
Delaware Ivy VIP Asset Strategy	$27,846,568	$28,219,476	$390,885
Delaware Ivy VIP Balanced	5,913,572	5,235,321	821,872
Delaware Ivy VIP Energy	7,920,661	6,704,441	1,795,485
Delaware Ivy VIP Growth	38,943,281	40,243,958	—
Delaware Ivy VIP High Income	38,064,238	4,529,262	34,735,206
Delaware Ivy VIP International Core Equity	24,849,941	23,855,558	6,596,039
Delaware Ivy VIP Mid Cap Growth	20,770,037	13,542,698	8,067,729
Delaware Ivy VIP Natural Resources	14,067,958	6,374,698	8,596,002
Delaware Ivy VIP Science and Technology	19,973,461	11,219,597	10,216,295
Delaware Ivy VIP Small Cap Growth	8,110,690	5,818,960	2,522,384
Delaware Ivy VIP Smid Cap Core	9,218,321	9,640,439	43,427

Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

11. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Portfolios' performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Portfolio invests will cause the NAV of the Portfolio to fluctuate.

Some countries in which the Portfolios may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

Certain Portfolios invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by

Notes to financial statements
Ivy Variable Insurance Portfolios

11. Credit and Market Risk (continued)

shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Portfolios' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Portfolios invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Portfolios will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Portfolio more protection than unsecured loans in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments that obligate the Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when the Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Portfolio may pay an assignment fee. On an ongoing basis, the Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Portfolio may be required to rely upon another lending institution to collect and pass on to the Portfolio amounts payable with respect to the loan and to enforce the Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Portfolio.

Certain Portfolios invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Portfolios may invest in REITs and are subject to the risks associated with that industry. If a Portfolio holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2022. The Portfolios' REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Portfolios also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Portfolios will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios' 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

12. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, each Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Portfolios' financial statements.

Other Portfolio information
Ivy Variable Insurance Portfolios

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end portfolios (other than money market portfolios) to adopt and implement a program reasonably designed to assess and manage the portfolio’s “liquidity risk,” defined as the risk that the portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio.

The Portfolios have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Portfolio in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Portfolio’s liquidity risk; (2) classification of each of the Portfolio’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for portfolios that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Portfolio’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Portfolio’s acquisition of Illiquid investments if, immediately after the acquisition, each Portfolio would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Portfolio’s holdings of Illiquid assets exceed 15% of the Portfolio’s net assets. Portfolios with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Portfolio’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Portfolios during both normal and reasonably foreseeable stressed conditions; and (3) each Portfolio’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Portfolio’s holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Portfolio primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program's operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Portfolio's liquidity needs. Each Portfolio's HLIM is set at an appropriate level and the Portfolios complied with their HLIM at all times during the reporting period.

Board consideration of sub-advisory agreement for Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced at a meeting held September 13, 2021

At a meeting held on September 13, 2021, the Board of Trustees (the “Board”) of Delaware Ivy VIP Asset Strategy and Delaware IVY VIP Balanced (each, a “Portfolio” and together, the “Portfolios”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”).

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of its Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

Board consideration of sub-advisory agreement for Delaware Ivy VIP Asset Strategy and Delaware Ivy VIP Balanced at a meeting held September 13, 2021 (continued)

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s decision to approve the Sub-Advisory Agreement. This discussion of the information and factors considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMAK, the Board reviewed the services to be provided by MIMAK pursuant to the Sub-Advisory Agreement as described at the Meeting. The Board reviewed materials provided by MIMAK regarding the experience and qualifications of the personnel who will be responsible for providing services to the Portfolio. The Board also considered relevant performance information provided with respect to MIMAK. In discussing the nature of the services proposed to be provided by MIMAK, it was observed that the Sub-Advisory Agreement will include the provision of discretionary investment management services. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by MIMAK to the Portfolios and their shareholders and was confident in the abilities of MIMAK to provide quality services to the Portfolios and their shareholders.

Investment performance. In regard to the appointment of MIMAK for each Portfolio, the Board reviewed information on prior performance for MIMAK. In evaluating performance, the Board considered its previous approval of MIMAK to provide fully discretionary services to other Delaware Funds.

Sub-advisory fee. The Board considered that DMC would pay MIMAK a discretionary investment sub-advisory fee based on the extent to which MIMAK provides services to each Portfolio as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent, and quality of the sub-advisory services to be provided by MIMAK. The Board noted that the sub-advisory fee is paid by DMC to MIMAK and is not an additional fee borne by the Portfolios, and that the management fee paid by each Portfolio to DMC would stay the same at current asset levels. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Trustees were also given available information on profits being realized by MIMAK in relation to the services being provided to the Portfolios and in relation to MIMAK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fee is paid by DMC out of its management fee, and changes in the level of sub-advisory fee have no impact on Portfolio expenses. The Board was also provided with, and considered, information on potential fall-out benefits derived or to be derived by MIMAK in connection with its relationship to the Portfolios. The Board considered the potential benefit to DMC and MIMAK of marketing a global approach on the portfolio management of its investment strategies. The Trustees also noted that economies of scale are shared with each Portfolio and its shareholders through investment management fee breakpoints in DMC’s fee schedule for each Portfolio so that as the Portfolio grows in size, its effective investment management fee rates decline.

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio’s Forms N-PORT, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Portfolio’s most recent Form N-PORT are available without charge on each Portfolio’s website at delawarefunds.com/vip/literature. Each Portfolio's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Portfolio's website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2320078)
SEMIANN-VIP1-822

Semiannual report

Ivy Variable Insurance Portfolios
Delaware Ivy VIP Core Equity
Delaware Ivy VIP Corporate Bond
Delaware Ivy VIP Global Equity Income*
Delaware Ivy VIP Global Growth
Delaware Ivy VIP Limited-Term Bond
Delaware Ivy VIP Securian Real Estate Securities**
Delaware Ivy VIP Value

June 30, 2022

*	Effective July 29, 2022, the name of Delaware Ivy VIP Global Equity Income changed to Delaware VIP Global Value Equity.
**	Effective July 29, 2022, the name of Delaware Ivy VIP Securian Real Estate Securities changed to Delaware VIP Real Estate Securities.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Portfolios are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

Carefully consider the investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the prospectus and summary prospectus, which may be obtained by visiting delawarefunds.com/products/vip-literature or calling 800 523-1918. Investors should read the prospectus and summary prospectus carefully before investing.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Portfolio expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

The investment objective of Delaware Ivy VIP Core Equity seeks to provide capital growth and appreciation.

The investment objective of Delaware Ivy VIP Corporate Bond seeks to provide current income consistent with preservation of capital.

The investment objective of Delaware Ivy VIP Global Equity Income seeks to provide total return through a combination of current income and capital appreciation.

The investment objective of Delaware Ivy VIP Global Growth seeks to provide growth of capital.

The investment objective of Delaware Ivy VIP Limited-Term Bond seeks to provide current income consistent with preservation of capital.

The investment objective of Delaware Ivy VIP Securian Real Estate Securities seeks to provide total return through capital appreciation and current income.

The investment objective of Delaware Ivy VIP Value seeks to provide capital appreciation.

As a shareholder of the Portfolio, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the tables shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Portfolios' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Ivy VIP Core Equity
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$797.10	0.95%	$4.23
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,020.08	0.95%	$4.76

Delaware Ivy VIP Corporate Bond
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$856.70	0.78%	$3.59
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,020.93	0.78%	$3.91

1

Disclosure of Portfolio expenses

Delaware Ivy VIP Global Equity Income
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$852.80	1.03%	$4.73
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.69	1.03%	$5.16

Delaware Ivy VIP Global Growth
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$780.40	1.13%	$4.99
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.19	1.13%	$5.66

Delaware Ivy VIP Limited-Term Bond
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$961.50	0.81%	$3.94
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,020.78	0.81%	$4.06

Delaware Ivy VIP Securian Real Estate Securities
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$800.30	1.25%	$5.58
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,018.60	1.25%	$6.26

Delaware Ivy VIP Value
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$894.20	1.01%	$4.74
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,019.79	1.01%	$5.06

*

“Expenses Paid During Period” are equal to the relevant Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Portfolios' expenses reflected above and on the previous pages, each Portfolio also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

2

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Core Equity

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	93.11%
Communication Services	5.71%
Consumer Discretionary	6.68%
Consumer Staples	4.90%
Energy	2.67%
Financials	18.01%
Healthcare	15.71%
Industrials	10.45%
Information Technology	22.20%
Materials	3.72%
Utilities	3.06%
Short-Term Investments	6.97%
Total Value of Securities	100.08%
Liabilities Net of Receivables and Other Assets	(0.08%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Microsoft	8.10%
UnitedHealth Group	6.15%
Alphabet Class A	4.11%
Eli Lilly & Co.	3.06%
NextEra Energy	3.06%
Danaher	3.03%
Apple	2.98%
Sysco	2.74%
ConocoPhillips	2.67%
Progressive	2.67%

3

Security type / sector allocations
Delaware Ivy VIP Corporate Bond

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	0.00%
Convertible Bond	0.10%
Corporate Bonds	92.70%
Banking	21.09%
Basic Industry	0.90%
Brokerage	1.51%
Capital Goods	5.60%
Communications	9.76%
Consumer Cyclical	7.14%
Consumer Non-Cyclical	10.39%
Electric	0.21%
Energy	3.51%
Finance Companies	1.06%
Financials	0.85%
Industrials	0.08%
Insurance	3.81%
Natural Gas	0.92%
Real Estate Investment Trusts	1.57%
Technology	14.55%
Transportation	2.43%
Utilities	7.32%
Municipal Bonds	0.99%
Non-Agency Asset-Backed Securities	1.15%
Sovereign Bonds	0.47%
US Treasury Obligations	1.18%
Short-Term Investments	2.57%
Securities Lending Collateral	1.10%
Total Value of Securities	100.26%
Obligation to Return Securities Lending
Collateral	(1.10%)
Receivables and Other Assets Net of Liabilities	0.84%
Total Net Assets	100.00%

4

Security type / country and sector allocations
Delaware Ivy VIP Global Equity Income

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / country	of net assets
Common Stocks by Country	98.11%
Denmark	3.74%
France	11.89%
Germany	10.25%
Ireland	0.00%
Japan	5.80%
Netherlands	3.51%
Norway	0.01%
South Africa	0.01%
Spain	4.40%
Sweden	6.56%
Switzerland	2.42%
United Kingdom	9.00%
United States	40.52%
Exchange-Traded Fund	1.30%
Short-Term Investments	0.27%
Securities Lending Collateral	5.10%
Total Value of Securities	104.78%
Obligation to Return Securities Lending
Collateral	(5.10%)
Receivables and Other Assets Net of Liabilities	0.32%
Total Net Assets	100.00%

Percentage
Common stocks by sector◆	of net assets
Communication Services	2.57%
Consumer Discretionary	9.43%
Consumer Staples*	40.09%
Energy	0.01%
Financials	0.03%
Healthcare	24.37%
Industrials	8.19%
Information Technology	9.73%
Materials	3.66%
Utilities	0.03%
Total	98.11%

◆	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
*	To monitor compliance with the Portfolio's concentration guidelines as described in the Portfolio's Prospectus and Statement of Additional Information, the Consumer Staples sector (as disclosed herein for financial reporting purposes) is subdivided into a variety of “industries” (in accordance with the requirements of the Investment Company Act of 1940, as amended). The Consumer Staples sector consisted of Beverages, Cosmetics, Food, Household Products, and Retail. As of June 30, 2022, such amounts, as a percentage of total net assets were 4.82%, 5.40%, 22.34%, 7.52%, and 0.01%, respectively. The percentage in any such single industry will comply with the Portfolio's concentration policy even if the percentage in the Consumer Staples sector for financial reporting purposes may exceed 25%.

5

Security type / sector and country allocations
Delaware Ivy VIP Global Growth

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / country	of net assets
Common Stocks by Country	98.50%
Canada	3.86%
China	3.37%
China/Hong Kong	1.42%
Denmark	1.53%
France	5.98%
Germany	5.78%
Hong Kong	1.29%
India	3.38%
Israel	1.48%
Italy	2.27%
Japan	3.64%
Republic of Korea	0.92%
Taiwan	2.33%
United Kingdom	3.14%
United States	58.11%
Short-Term Investments	1.48%
Securities Lending Collateral	0.07%
Total Value of Securities	100.05%
Obligation to Return Securities Lending
Collateral	(0.07%)
Receivables and Other Assets Net of Liabilities	0.02%
Total Net Assets	100.00%

Percentage
Common stocks by sector	of net assets
Communication Services	7.44%
Consumer Discretionary	13.51%
Consumer Staples	6.43%
Energy	5.98%
Financials	13.12%
Healthcare	16.22%
Industrials	14.30%
Information Technology	20.35%
Materials	0.86%
Utilities	0.29%
Total	98.50%

6

Security type / sector and country allocations
Delaware Ivy VIP Limited-Term Bond

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Agency Collateralized Mortgage Obligations	0.18%
Agency Commercial Mortgage-Backed
Securities	13.68%
Agency Mortgage-Backed Security	0.08%
Collateralized Debt Obligations	6.64%
Corporate Bonds	58.92%
Banking	14.82%
Basic Industry	1.19%
Brokerage	0.50%
Capital Goods	4.94%
Communications	5.99%
Consumer Cyclical	4.85%
Consumer Non-Cyclical	6.56%
Electric	2.84%
Energy	4.27%
Finance Companies	1.17%
Insurance	4.31%
Natural Gas	0.42%
Real Estate Investment Trusts	1.86%
Technology	5.10%
Transportation	0.10%
Non-Agency Asset-Backed Securities	3.25%
Supranational Bank	0.15%
US Treasury Obligations	15.78%
Short-Term Investments	2.33%
Securities Lending Collateral	1.62%
Total Value of Securities	102.63%
Obligation to Return Securities Lending
Collateral	(1.62%)
Receivables and Other Assets Net of Liabilities	(1.01%)
Total Net Assets	100.00%

(continues)                    7

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Securian Real Estate Securities

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	98.75%
REIT Diversified	2.30%
REIT Healthcare	8.30%
REIT Hotel	3.79%
REIT Industrial	14.05%
REIT Information Technology	11.68%
REIT Mall	3.35%
REIT Manufactured Housing	3.21%
REIT Multifamily	15.50%
REIT Office	5.85%
REIT Self-Storage	8.37%
REIT Shopping Center	6.32%
REIT Single Family	5.35%
REIT Single Tenant	10.68%
Short-Term Investments	1.15%
Total Value of Securities	99.90%
Receivables and Other Assets Net of Liabilities	0.10%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Prologis	8.83%
Equinix	6.57%
Welltower	4.52%
Public Storage	4.45%
AvalonBay Communities	3.93%
Digital Realty Trust	3.77%
Alexandria Real Estate Equities	3.44%
Simon Property Group	3.35%
Equity Residential	3.13%
Duke Realty	3.11%

8

Security type / sector allocations and top 10 equity holdings
Delaware Ivy VIP Value

As of June 30, 2022 (Unaudited)

Sector designations may be different from the sector designations presented in other Portfolio materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Percentage
Security type / sector	of net assets
Common Stocks	97.65%
Communication Services	7.14%
Consumer Discretionary	5.45%
Consumer Staples	6.94%
Energy	6.63%
Financials	20.02%
Healthcare	18.46%
Industrials	10.81%
Information Technology	7.73%
Materials	3.80%
Real Estate	4.99%
Utilities	5.68%
Short-Term Investments	2.30%
Total Value of Securities Before Options
Written	99.95%
Options Written	(0.07%)
Receivables and Other Assets Net of Liabilities	0.12%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Percentage
Top 10 equity holdings	of net assets
Walmart	3.56%
Elevance Health	3.54%
CVS Health	3.44%
Philip Morris International	3.38%
McKesson	3.37%
Exxon Mobil	3.35%
Marathon Petroleum	3.28%
Vertex Pharmaceuticals	3.19%
Raytheon Technologies	3.10%
Allstate	3.06%

(continues)                    9

Schedules of investments
Delaware Ivy VIP Core Equity

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 93.11%
Communication Services – 5.71%
Alphabet Class A †	11,483	$25,024,442
Take-Two Interactive Software †	79,611	9,754,736
		34,779,178
Consumer Discretionary – 6.68%
Amazon.com †	80,880	8,590,265
Aptiv †	110,390	9,832,437
AutoZone †	6,006	12,907,615
Booking Holdings †	5,329	9,320,367
		40,650,684
Consumer Staples – 4.90%
Costco Wholesale	27,469	13,165,343
Sysco	196,861	16,676,095
		29,841,438
Energy – 2.67%
ConocoPhillips	181,200	16,273,572
		16,273,572
Financials – 18.01%
American Express	50,739	7,033,440
Aon Class A	27,420	7,394,626
Artisan Partners Asset
Management Class A *	220,927	7,858,373
Bank of America	234,859	7,311,161
Blackstone	94,305	8,603,445
Charles Schwab	189,178	11,952,266
CME Group	70,617	14,455,300
Intercontinental Exchange	121,527	11,428,399
KKR & Co.	213,602	9,887,637
Morgan Stanley	98,778	7,513,055
Progressive	139,702	16,243,151
		109,680,853
Healthcare – 15.71%
Danaher	72,740	18,441,045
Eli Lilly & Co.	57,544	18,657,491
UnitedHealth Group	72,858	37,422,055
Vertex Pharmaceuticals †	23,451	6,608,257
Zoetis	84,780	14,572,834
		95,701,682
Industrials – 10.45%
Airbus ADR	496,145	12,051,362
Caterpillar	44,298	7,918,710
Deere & Co.	31,163	9,332,384
Equifax	45,201	8,261,839
Union Pacific	57,825	12,332,916
United Rentals †	56,543	13,734,860
		63,632,071
Information Technology – 22.20%
Apple	132,786	18,154,502
Applied Materials	19,283	1,754,367
Fiserv †	99,647	8,865,594
Intuit	13,422	5,173,376
Mastercard Class A	40,776	12,864,012
Microchip Technology	174,920	10,159,354
Microsoft	192,056	49,325,742
Salesforce †	40,417	6,670,422
TE Connectivity	137,776	15,589,354
VeriSign †	39,620	6,629,615
		135,186,338
Materials – 3.72%
Linde	47,247	13,584,930
Sherwin-Williams	40,458	9,058,951
		22,643,881
Utilities – 3.06%
NextEra Energy	240,716	18,645,861
		18,645,861
Total Common Stocks
(cost $506,609,768)		567,035,558

Short-Term Investments – 6.97%
Money Market Mutual Fund – 6.97%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	42,434,114	42,434,114
Total Short-Term Investments
(cost $42,434,114)		42,434,114
Total Value of
Securities–100.08%
(cost $549,043,882)		$609,469,672■

†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $1,333,733 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,341,909.

Summary of abbreviations:
ADR – American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

10

Delaware Ivy VIP Corporate Bond

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 0.00%
GNMA
Series 2005-23 IO 1.00%
6/17/45 =, ●	3,805	$0
Total Agency Collateralized Mortgage
Obligations
(cost $11)		0

Convertible Bond – 0.10%
Spirit Airlines 1.00% exercise
price $49.07, maturity date
5/15/26	567,000	513,986
Total Convertible Bond
(cost $499,764)		513,986

Corporate Bonds – 92.70%
Banking – 21.09%
Ally Financial 4.70%
5/15/26 µ, ψ	1,600,000	1,273,824
Bank of America
1.898% 7/23/31 µ	1,325,000	1,060,148
2.299% 7/21/32 µ	3,225,000	2,609,348
2.482% 9/21/36 µ	4,010,000	3,114,549
2.496% 2/13/31 µ	4,000,000	3,383,969
2.592% 4/29/31 µ	3,675,000	3,120,082
3.974% 2/7/30 µ	2,500,000	2,364,447
4.571% 4/27/33 *, µ	2,040,000	1,987,751
6.125% 4/27/27 µ, ψ	2,275,000	2,199,641
Bank of New York Mellon 4.70%
9/20/25 µ, ψ	1,750,000	1,714,125
Citigroup
2.572% 6/3/31 µ	4,872,000	4,099,538
3.50% 5/15/23	2,260,000	2,259,931
3.52% 10/27/28 µ	1,750,000	1,636,609
4.412% 3/31/31 µ	2,735,000	2,615,045
Credit Agricole 144A 2.811%
1/11/41 #	3,150,000	2,179,407
Fifth Third Bancorp 4.337%
4/25/33 µ	1,160,000	1,104,599
Goldman Sachs Group
1.542% 9/10/27 µ	920,000	808,233
2.383% 7/21/32 µ	4,380,000	3,546,197
3.50% 11/16/26	2,000,000	1,920,432
3.80% 3/15/30 *	2,550,000	2,367,021
4.125% 11/10/26 µ, ψ	940,000	769,625
4.25% 10/21/25	3,250,000	3,230,166
Huntington National Bank
4.552% 5/17/28 µ	875,000	869,763
ING Groep 3.55% 4/9/24	1,325,000	1,313,939
JPMorgan Chase & Co.
1.47% 9/22/27 µ	1,195,000	1,048,929
1.764% 11/19/31 µ	2,585,000	2,046,231
2.522% 4/22/31 µ	10,202,000	8,698,309
3.22% 3/1/25 µ	6,000,000	5,896,960
3.875% 9/10/24	1,424,000	1,422,740
4.00% 4/1/25 *, µ, ψ	1,650,000	1,363,313
4.586% 4/26/33 µ	780,000	766,959
5.00% 8/1/24 µ, ψ	490,000	432,731
KeyBank 4.39% 12/14/27	610,000	607,974
KeyCorp 4.789% 6/1/33 µ	1,120,000	1,106,129
Morgan Stanley
1.794% 2/13/32 µ	3,525,000	2,776,216
2.584% 10/24/23	1,500,000	1,500,138
2.699% 1/22/31 µ	1,500,000	1,300,560
3.875% 1/27/26	3,850,000	3,797,821
4.875% 11/1/22	2,931,000	2,952,161
National Securities Clearing
144A 1.50% 4/23/25 #	3,745,000	3,527,790
PNC Financial Services Group
6.00% 5/15/27 *, µ, ψ	875,000	842,091
State Street
2.203% 2/7/28 *, µ	1,710,000	1,567,153
4.421% 5/13/33 µ	1,005,000	992,019
SVB Financial Group
4.00% 5/15/26 µ, ψ	1,695,000	1,293,675
4.57% 4/29/33 µ	1,775,000	1,668,112
Toronto-Dominion Bank 4.108%
6/8/27	1,925,000	1,905,180
Truist Financial 4.95%
9/1/25 µ, ψ	1,765,000	1,722,529
US Bancorp
2.215% 1/27/28 µ	1,015,000	930,577
2.491% 11/3/36 µ	2,300,000	1,876,783
2.677% 1/27/33 µ	1,060,000	913,341
Wells Fargo & Co.
2.879% 10/30/30 µ	4,080,000	3,591,253
3.526% 3/24/28 µ	775,000	734,731
4.611% 4/25/53 µ	1,530,000	1,418,431
		110,249,225
Basic Industry – 0.90%
Graphic Packaging International
144A 0.821% 4/15/24 #	2,480,000	2,334,678
Mosaic
3.25% 11/15/22	1,333,000	1,334,553
4.25% 11/15/23	400,000	402,961
Newmont 2.60% 7/15/32	735,000	607,307
		4,679,499
Brokerage – 1.51%
Blackstone Holdings Finance
144A 1.60% 3/30/31 #	950,000	745,685

11

Schedules of investments
Delaware Ivy VIP Corporate Bond

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Brokerage (continued)
Blackstone Holdings Finance
144A 2.00% 1/30/32 #	3,760,000	$2,991,769
Charles Schwab 1.65% 3/11/31	3,150,000	2,527,121
Jefferies Group 2.625%
10/15/31	2,130,000	1,646,145
		7,910,720
Capital Goods – 5.60%
Ashtead Capital 144A 2.45%
8/12/31 #	605,000	470,888
Boeing
3.75% 2/1/50	3,375,000	2,387,945
5.15% 5/1/30	1,000,000	960,722
General Dynamics 2.85% 6/1/41	2,540,000	1,977,124
Lennox International 1.35%
8/1/25	2,750,000	2,522,216
Lockheed Martin
3.90% 6/15/32 *	1,490,000	1,471,980
4.15% 6/15/53	1,110,000	1,038,306
Martin Marietta Materials 0.65%
7/15/23	1,165,000	1,126,273
Masco 1.50% 2/15/28	2,225,000	1,868,934
Parker-Hannifin 4.25% 9/15/27	2,210,000	2,196,261
Raytheon Technologies
2.25% 7/1/30	4,750,000	4,099,246
3.125% 7/1/50	1,075,000	824,709
Republic Services 2.30% 3/1/30	3,457,000	2,969,676
Vontier 2.40% 4/1/28	2,973,000	2,506,935
Waste Connections 3.50%
5/1/29	3,049,000	2,864,856
		29,286,071
Communications – 9.76%
AMC Networks 4.25% 2/15/29	1,130,000	918,989
AT&T
3.50% 6/1/41	2,000,000	1,600,280
3.50% 9/15/53	1,800,000	1,367,433
3.55% 9/15/55	942,000	707,352
3.65% 6/1/51	3,900,000	3,056,221
4.50% 5/15/35	685,000	651,933
Bell Canada 4.30% 7/29/49	1,643,000	1,474,885
CCO Holdings 144A 4.75%
2/1/32 #, *	1,070,000	878,791
Charter Communications
Operating
3.85% 4/1/61	3,910,000	2,578,948
3.90% 6/1/52	1,115,000	776,192
4.50% 2/1/24	2,306,000	2,321,504
Comcast
2.887% 11/1/51	1,446,000	1,034,882
3.25% 11/1/39	3,875,000	3,190,984
3.90% 3/1/38	500,000	452,993
Crown Castle International
1.05% 7/15/26	2,500,000	2,166,431
3.15% 7/15/23	175,000	173,169
3.20% 9/1/24	2,250,000	2,205,391
4.00% 3/1/27	2,000,000	1,945,136
Directv Financing 144A 5.875%
8/15/27 #	1,050,000	899,120
Discovery Communications
4.00% 9/15/55	1,710,000	1,201,172
Magallanes
144A 4.054% 3/15/29 #, *	455,000	417,098
144A 5.141% 3/15/52 #	1,835,000	1,542,608
Omnicom Group 3.65% 11/1/24	1,260,000	1,250,008
Paramount Global 4.75%
5/15/25	1,776,000	1,794,348
Rogers Communications 144A
4.55% 3/15/52 #	570,000	501,894
T-Mobile USA
3.30% 2/15/51	425,000	310,400
3.50% 4/15/25	5,555,000	5,440,090
4.375% 4/15/40	575,000	514,316
TWDC Enterprises 18 4.125%
6/1/44	1,724,000	1,563,078
Verizon Communications
2.65% 11/20/40	1,250,000	919,052
2.875% 11/20/50	1,540,000	1,095,080
2.987% 10/30/56	1,492,000	1,039,217
4.50% 8/10/33	3,575,000	3,490,370
VZ Secured Financing 144A
5.00% 1/15/32 #	705,000	586,616
Walt Disney 3.60% 1/13/51 *	1,175,000	983,304
		51,049,285
Consumer Cyclical – 7.14%
7-Eleven 144A 1.80% 2/10/31 #	3,300,000	2,579,296
ADT Security 144A 4.875%
7/15/32 #	969,000	773,272
Amazon.com
2.50% 6/3/50	3,765,000	2,661,524
3.875% 8/22/37	5,677,000	5,392,271
3.95% 4/13/52	845,000	782,129
Aptiv 3.10% 12/1/51	2,058,000	1,331,315
DR Horton
1.30% 10/15/26	460,000	397,748
2.60% 10/15/25	3,080,000	2,905,720
General Motors Financial
1.25% 1/8/26	2,125,000	1,874,611
2.40% 10/15/28	1,420,000	1,180,548
Home Depot
3.30% 4/15/40	4,500,000	3,828,193
4.20% 4/1/43	1,670,000	1,564,070

12

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Lennar 4.75% 11/15/22	2,065,000	$2,068,568
Levi Strauss & Co. 144A 3.50%
3/1/31 #	225,000	184,380
Nissan Motor 144A 3.522%
9/17/25 #	850,000	805,503
Nordstrom 2.30% 4/8/24	450,000	430,555
NVR 3.00% 5/15/30	4,022,000	3,469,003
Toll Brothers Finance
3.80% 11/1/29 *	575,000	488,321
4.375% 4/15/23	470,000	469,311
VICI Properties 4.95% 2/15/30	1,445,000	1,372,071
Volkswagen Group of America
Finance 144A 4.35% 6/8/27 #	1,740,000	1,707,161
Walmart 2.65% 9/22/51	1,410,000	1,063,380
		37,328,950
Consumer Non-Cyclical – 10.39%
Amgen 2.80% 8/15/41	1,750,000	1,299,992
Bayer US Finance II 144A 2.85%
4/15/25 #	3,065,000	2,938,626
Boston Scientific 1.90% 6/1/25	2,000,000	1,891,051
Cargill 144A 2.125% 4/23/30 #	2,688,000	2,305,128
Clorox 3.90% 5/15/28	4,676,000	4,609,133
Coca-Cola 2.25% 1/5/32 *	1,215,000	1,059,627
Coca-Cola Europacific Partners
144A 0.80% 5/3/24 #	2,270,000	2,147,052
CSL Finance 144A 4.75%
4/27/52 #	945,000	905,378
CVS Health 2.70% 8/21/40	1,417,000	1,025,357
Darling Ingredients 144A 5.25%
4/15/27 #	1,847,500	1,790,108
Dentsply Sirona 3.25% 6/1/30	2,706,000	2,286,675
Estee Lauder 1.95% 3/15/31	2,800,000	2,361,065
JBS USA 144A 3.00% 2/2/29 #	1,560,000	1,320,397
Keurig Dr Pepper 3.95% 4/15/29	1,955,000	1,866,891
Kraft Heinz Foods 3.00% 6/1/26	211,000	199,150
McCormick & Co.
0.90% 2/15/26	3,572,000	3,170,370
3.50% 9/1/23	771,000	767,526
Merck & Co.
2.35% 6/24/40	3,075,000	2,312,650
2.45% 6/24/50	2,000,000	1,407,981
Nestle Holdings
144A 3.90% 9/24/38 #	2,480,000	2,299,224
144A 4.00% 9/24/48 #	4,020,000	3,717,290
Novartis Capital 2.20% 8/14/30	2,500,000	2,205,600
PepsiCo
2.75% 10/21/51	1,420,000	1,090,777
3.625% 3/19/50	2,325,000	2,102,188
Royalty Pharma
1.20% 9/2/25	3,840,000	3,427,439
3.30% 9/2/40	325,000	240,569
3.35% 9/2/51	958,000	651,119
3.55% 9/2/50	236,000	165,255
Universal Health Services 144A
1.65% 9/1/26 #	2,535,000	2,200,399
Zoetis 3.90% 8/20/28	556,000	538,851
		54,302,868
Electric – 0.21%
Fells Point Funding Trust 144A
3.046% 1/31/27 #	1,205,000	1,112,202
		1,112,202
Energy – 3.51%
BP Capital Markets America
2.939% 6/4/51	3,295,000	2,363,151
Colorado Interstate Gas 144A
4.15% 8/15/26 #	1,000,000	994,210
ConocoPhillips 3.80% 3/15/52	1,895,000	1,625,839
Continental Resources 144A
2.875% 4/1/32 #	380,000	297,506
Diamondback Energy 4.25%
3/15/52	1,830,000	1,521,939
Energy Transfer
6.00% 6/15/48	1,000,000	941,459
6.25% 4/15/49	280,000	272,008
Kinder Morgan 5.55% 6/1/45	1,000,000	943,931
NuStar Logistics 5.625%
4/28/27	220,000	197,259
Plains All American Pipeline
3.60% 11/1/24	1,031,000	1,009,310
Sabal Trail Transmission 144A
4.246% 5/1/28 #	2,500,000	2,445,168
Targa Resources Partners 5.00%
1/15/28	836,000	797,134
Transcontinental Gas Pipe Line
3.25% 5/15/30	1,225,000	1,101,387
4.60% 3/15/48	1,000,000	908,789
Williams Cos. 4.85% 3/1/48 *	3,250,000	2,947,232
		18,366,322
Finance Companies – 1.06%
AerCap Ireland Capital DAC
1.75% 1/30/26	2,182,000	1,909,702
3.00% 10/29/28	2,870,000	2,420,166
Aviation Capital Group 144A
3.50% 11/1/27 #	255,000	225,264
Avolon Holdings Funding 144A
3.25% 2/15/27 #	540,000	470,592
Owl Rock Capital 4.00% 3/30/25	575,000	541,520
		5,567,244

13

Schedules of investments
Delaware Ivy VIP Corporate Bond

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Financials – 0.85%
Air Lease 2.875% 1/15/32 *	1,850,000	$1,445,886
KKR Group Finance VIII 144A
3.50% 8/25/50 #	4,000,000	3,006,796
		4,452,682
Industrials – 0.08%
University of Southern California
3.028% 10/1/39	500,000	429,698
		429,698
Insurance – 3.81%
Aon
2.80% 5/15/30	4,900,000	4,288,082
2.90% 8/23/51	2,030,000	1,413,104
Athene Global Funding 144A
1.985% 8/19/28 #	2,395,000	1,990,791
Berkshire Hathaway Finance
3.85% 3/15/52	2,135,000	1,831,661
Brighthouse Financial 3.85%
12/22/51	647,000	441,242
First American Financial 2.40%
8/15/31	2,100,000	1,621,717
Northwestern Mutual Life
Insurance 144A 3.85%
9/30/47 #	3,000,000	2,497,064
Principal Life Global Funding II
144A 3.00% 4/18/26 #	1,000,000	955,421
UnitedHealth Group
2.75% 5/15/40	250,000	195,123
3.05% 5/15/41	3,685,000	2,976,486
3.70% 8/15/49	1,000,000	855,029
4.00% 5/15/29	880,000	872,325
		19,938,045
Natural Gas – 0.92%
Sempra Energy 4.875%
10/15/25 µ, ψ	1,715,000	1,582,055
Southern California Gas
2.95% 4/15/27	983,000	931,259
4.30% 1/15/49	2,505,000	2,274,312
		4,787,626
Real Estate Investment Trusts – 1.57%
American Homes 4 Rent 3.625%
4/15/32	890,000	781,242
American Tower Trust #1 144A
3.07% 3/15/48 #	1,500,000	1,493,543
Extra Space Storage
2.35% 3/15/32	2,892,000	2,295,813
2.55% 6/1/31	3,485,000	2,870,978
Global Net Lease 144A 3.75%
12/15/27 #	910,000	761,265
		8,202,841
Technology – 14.55%
Adobe 2.30% 2/1/30	3,417,000	3,020,509
Alphabet 2.05% 8/15/50	2,756,000	1,853,721
Apple
2.65% 5/11/50	675,000	499,387
2.65% 2/8/51	1,075,000	794,768
2.70% 8/5/51	1,125,000	841,558
Autodesk
2.40% 12/15/31	460,000	375,942
2.85% 1/15/30	5,231,000	4,576,884
Broadcom
144A 3.419% 4/15/33 #	2,500,000	2,070,049
144A 3.469% 4/15/34 #	1,483,000	1,208,936
CDW
2.67% 12/1/26	815,000	727,640
3.276% 12/1/28	3,590,000	3,103,483
CoStar Group 144A 2.80%
7/15/30 #	2,431,000	2,026,346
Entegris Escrow
144A 4.75% 4/15/29 #	1,690,000	1,576,860
144A 5.95% 6/15/30 #	955,000	910,631
Equinix 2.625% 11/18/24	4,895,000	4,699,623
Fidelity National Information
Services 1.65% 3/1/28 *	2,225,000	1,900,167
Fiserv 3.85% 6/1/25	4,646,000	4,603,645
Global Payments
2.65% 2/15/25	4,000,000	3,821,050
2.90% 11/15/31	1,280,000	1,049,679
KLA 4.95% 7/15/52	2,010,000	2,024,575
Maxim Integrated Products
3.45% 6/15/27	1,700,000	1,623,988
Microchip Technology
0.972% 2/15/24	1,250,000	1,187,857
0.983% 9/1/24	2,685,000	2,505,968
Microsoft 2.921% 3/17/52	2,975,000	2,351,497
NXP
3.875% 6/18/26	2,800,000	2,700,810
4.40% 6/1/27	950,000	936,134
4.875% 3/1/24	608,000	614,291
PayPal Holdings
2.30% 6/1/30	2,110,000	1,813,325
3.25% 6/1/50	1,100,000	832,535
3.90% 6/1/27 *	445,000	443,798
4.40% 6/1/32 *	1,360,000	1,347,935
Texas Instruments
3.875% 3/15/39	2,994,000	2,825,717
4.15% 5/15/48	400,000	384,645
Thomson Reuters 3.35%
5/15/26	2,760,000	2,681,168
TSMC Global
144A 1.375% 9/28/30 #	2,215,000	1,773,456

14

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Technology (continued)
TSMC Global
144A 2.25% 4/23/31 #	3,900,000	$3,298,200
Visa
2.70% 4/15/40	4,897,000	3,946,299
4.30% 12/14/45	415,000	410,605
VMware 4.50% 5/15/25	1,650,000	1,656,161
Workday
3.50% 4/1/27	275,000	263,206
3.70% 4/1/29	425,000	397,953
3.80% 4/1/32	445,000	407,073
		76,088,074
Transportation – 2.43%
Air Canada 2015-2 Class AA
Pass Through Trust 144A
3.75% 6/15/29 #, ◆	710,672	670,287
American Airlines 2016-2 Class
AA Pass Through Trust 3.20%
12/15/29 ◆	1,402,380	1,281,809
Burlington Northern Santa Fe
2.875% 6/15/52	1,450,000	1,085,988
4.45% 1/15/53	2,545,000	2,466,347
4.55% 9/1/44	1,000,000	963,634
Delta Air Lines 2020-1 Class AA
Pass Through Trust 2.00%
12/10/29 ◆	1,342,628	1,172,804
Penske Truck Leasing 144A
4.40% 7/1/27 #	1,185,000	1,162,737
Union Pacific
3.375% 2/14/42	265,000	221,109
3.55% 8/15/39	1,875,000	1,624,971
United Airlines 2016-1 Class AA
Pass Through Trust 3.10%
1/7/30 ◆	2,249,531	2,054,112
		12,703,798
Utilities – 7.32%
Alabama Power 3.125% 7/15/51	2,315,000	1,737,688
American Water Capital
4.15% 6/1/49	2,600,000	2,311,613
4.45% 6/1/32	835,000	831,139
Baltimore Gas and Electric
4.25% 9/15/48	1,500,000	1,390,876
Black Hills
1.037% 8/23/24	1,650,000	1,543,939
4.35% 5/1/33	2,000,000	1,869,095
CenterPoint Energy 4.25%
11/1/28	505,000	493,251
Commonwealth Edison 3.65%
6/15/46	3,000,000	2,549,574
Duke Energy Carolinas
3.55% 3/15/52	295,000	245,844
3.95% 11/15/28	853,000	841,628
Enel Finance International 144A
4.25% 6/15/25 #, *	1,595,000	1,579,595
Entergy 3.75% 6/15/50	3,550,000	2,793,463
Georgia Power 3.70% 1/30/50	970,000	772,312
MidAmerican Energy 3.95%
8/1/47	2,000,000	1,786,171
National Rural Utilities
Cooperative Finance 4.40%
11/1/48	2,000,000	1,867,944
NextEra Energy Capital Holdings
5.00% 7/15/32	1,750,000	1,794,494
Oglethorpe Power 144A 4.50%
4/1/47 #	1,450,000	1,253,964
Pacific Gas and Electric 3.00%
6/15/28	1,771,000	1,527,900
Public Service Co. of Colorado
4.10% 6/1/32	1,790,000	1,786,965
Southern California Edison
3.45% 2/1/52	800,000	596,940
4.125% 3/1/48	1,275,000	1,051,468
4.70% 6/1/27	1,255,000	1,258,560
Union Electric 3.90% 4/1/52 *	55,000	48,519
Virginia Electric and Power
4.60% 12/1/48	1,736,000	1,673,828
Vistra Operations 144A 5.125%
5/13/25 #	2,110,000	2,093,099
Wisconsin Electric Power
4.25% 6/1/44	250,000	220,101
4.30% 10/15/48	1,250,000	1,159,738
Xcel Energy 4.60% 6/1/32	1,190,000	1,181,341
		38,261,049
Total Corporate Bonds
(cost $557,980,649)		484,716,199

Municipal Bonds – 0.99%
Commonwealth of Puerto Rico
Series C 2.637% 11/1/43 ●	254,246	126,805
(Restructured)
Series A-1 2.986% 7/1/24 ^	26,192	23,985
Series A-1 4.00% 7/1/33	50,919	46,775
Series A-1 4.00% 7/1/35	45,769	41,110
Series A-1 4.00% 7/1/37	39,282	34,867
Series A-1 4.00% 7/1/41	53,409	46,375
Series A-1 4.00% 7/1/46	55,544	46,803
Series A-1 4.362% 7/1/33 ^	65,528	36,903
Series A-1 5.25% 7/1/23	28,435	28,958
Series A-1 5.625% 7/1/27	56,196	59,857
Series A-1 5.625% 7/1/29	55,284	59,465
Series A-1 5.75% 7/1/31	53,697	58,765

15

Schedules of investments
Delaware Ivy VIP Corporate Bond

	Principal
	amount°	Value (US $)
Municipal Bonds (continued)
GDB Debt Recovery Authority of
Puerto Rico (Taxable)
7.50% 8/20/40	1,812,958	$1,609,000
New York City Industrial
Development Agency
(Yankee Stadium Project)
144A 11.00% 3/1/29 #	2,410,000	2,951,599
Total Municipal Bonds
(cost $4,808,185)		5,171,267

Non-Agency Asset-Backed Securities – 1.15%
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65%
5/21/29 #	1,605,000	1,616,978
Ford Credit Floorplan Master
Owner Trust
Series 2019-2 A 3.06%
4/15/26	1,425,000	1,404,091
Toyota Auto Loan Extended Note
Trust
Series 2022-1A A 144A 3.82%
4/25/35 #	1,605,000	1,583,955
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44%
7/21/25	1,400,000	1,396,498
Total Non-Agency Asset-Backed Securities
(cost $6,026,734)		6,001,522

Sovereign BondsΔ – 0.47%
Colombia – 0.13%
Colombia Government
International Bond
3.25% 4/22/32	925,000	670,704
		670,704
Mexico – 0.15%
Mexico Government International
Bond
3.75% 4/19/71 *	1,250,000	798,400
		798,400
United States – 0.19%
Tennessee Valley Authority
2.875% 2/1/27 *	1,000,000	986,931
		986,931
Total Sovereign Bonds
(cost $3,148,087)		2,456,035

US Treasury Obligations – 1.18%
US Treasury Notes
2.75% 5/31/29	1,565,000	1,534,434
2.875% 5/15/32 *	4,680,000	4,628,081
Total US Treasury Obligations
(cost $6,038,483)		6,162,515

	Number of
	shares
Short-Term Investments – 2.57%
Money Market Mutual Fund – 2.57%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	13,459,272	13,459,272
Total Short-Term Investments
(cost $13,459,272)		13,459,272
Total Value of Securities Before
Securities Lending Collateral–99.16%
(cost $591,961,185)		518,480,796

Securities Lending Collateral** – 1.10%
Money Market Mutual Fund – 1.10%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	5,723,390	5,723,390
Total Securities Lending Collateral
(cost $5,723,390)		5,723,390
Total Value of
Securities–100.26%
(cost $597,684,575)		$524,204,186■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
●

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

16

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $84,776,072, which represents 16.21% of the Portfolio's net assets. See Note 10 in “Notes to financial statements."

◆

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Δ	Securities have been classified by country of risk.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $24,844,843 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $19,773,296.

Summary of abbreviations:
DAC – Designated Activity Company
EUR006M – EURIBOR EUR 6 Month
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

17

Schedules of investments
Delaware Ivy VIP Global Equity Income

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.11%Δ
Denmark – 3.74%
Novo Nordisk Class B	79,110	$8,774,210
		8,774,210
France – 11.89%
Air Liquide	63,580	8,536,464
Danone	122,150	6,817,658
Euroapi †	13	205
Orange	508,860	5,983,175
Publicis Groupe	390	19,070
Sanofi	300	30,288
Sodexo	92,920	6,530,002
		27,916,862
Germany – 10.25%
adidas AG	35,320	6,246,414
Deutsche Telekom	1,590	31,569
Fresenius Medical Care AG &
Co.	142,480	7,111,726
Knorr-Bremse	51,210	2,920,478
RWE	720	26,469
SAP	84,710	7,716,936
Siemens	100	10,174
		24,063,766
Ireland – 0.00%
CRH	300	10,375
		10,375
Japan – 5.80%
Asahi Group Holdings	100,200	3,282,643
ITOCHU	700	18,919
Kao *	142,900	5,763,184
Kirin Holdings *	1,700	26,782
Lawson	600	19,988
Makita	90,300	2,250,845
ORIX	900	15,097
Seven & i Holdings	57,400	2,228,227
Tokio Marine Holdings	300	17,474
		13,623,159
Netherlands – 3.51%
Koninklijke Ahold Delhaize	316,540	8,246,512
		8,246,512
Norway – 0.01%
Aker BP =, †	694	24,111
		24,111
South Africa – 0.01%
Anglo American	740	26,457
Thungela Resources	1	14
		26,471
Spain – 4.40%
Amadeus IT Group †	185,440	10,330,681
		10,330,681
Sweden – 6.56%
Essity Class B	263,460	6,878,972
H & M Hennes & Mauritz
Class B *	309,130	3,691,519
Orron Energy *	730	499
Securitas Class B *	560,950	4,832,075
		15,403,065
Switzerland – 2.42%
Swatch Group	23,830	5,653,899
Zurich Insurance Group	50	21,746
		5,675,645
United Kingdom – 9.00%
3i Group	1,550	20,915
AstraZeneca	260	34,182
Diageo	186,220	8,003,135
Intertek Group	86,360	4,421,601
Smith & Nephew	619,400	8,652,100
Unilever	300	13,589
		21,145,522
United States – 40.52%
Cisco Systems	490	20,894
Clorox	61,630	8,688,597
Conagra Brands	184,270	6,309,405
Constellation Energy	179	10,250
CVS Health	290	26,871
Eastman Chemical	240	21,545
Exelon	540	24,473
Henry Schein †	109,200	8,380,008
Ingredion	77,970	6,873,835
Kimberly-Clark	66,400	8,973,960
Lamb Weston Holdings	159,450	11,394,297
Merck & Co.	113,000	10,302,210
Nestle	90,690	10,586,596
Otis Worldwide	32,880	2,323,630
Parker-Hannifin	9,720	2,391,606
Pfizer	150,590	7,895,434
Procter & Gamble	180	25,882
Public Service Enterprise Group	440	27,843
Raytheon Technologies	350	33,638
Roche Holding	18,120	6,046,327
Schneider Electric	150	17,747
VF	390	17,226

18

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
Visa Class A *	24,170	$4,758,831
		95,151,105
Total Common Stocks
(cost $262,327,024)		230,391,484

Exchange-Traded Fund – 1.30%
Vanguard S&P 500 ETF	8,790	3,049,075
Total Exchange-Traded Fund
(cost $3,538,781)		3,049,075

Short-Term Investments – 0.27%
Money Market Mutual Fund – 0.27%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	641,648	641,648
Total Short-Term Investments
(cost $641,648)		641,648
Total Value of Securities Before
Securities Lending Collateral–99.68%
(cost $266,507,453)		234,082,207

Securities Lending Collateral** – 5.10%
Money Market Mutual Fund – 5.10%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	11,966,652	11,966,652
Total Securities Lending Collateral
(cost $11,966,652)		11,966,652
Total Value of
Securities–104.78%
(cost $278,474,105)		$246,048,859■

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 5 in “Security type / country and sector allocations.”
†	Non-income producing security.
*	Fully or partially on loan.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 3 in “Notes to financial statements.”
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $18,468,460 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $7,444,585.

Summary of abbreviations:
AG - Aktiengesellschaft
ETF - Exchange-Traded Fund
S&P - Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

19

Schedules of investments
Delaware Ivy VIP Global Growth

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.50%Δ
Canada – 3.86%
Barrick Gold	57,266	$1,013,036
Canadian Natural Resources	65,336	3,507,236
		4,520,272
China – 3.37%
Huazhu Group ADR	35,823	1,364,857
JD.com ADR *	26,509	1,702,408
Tencent Holdings	19,400	876,199
		3,943,464
China/Hong Kong – 1.42%
China Mengniu Dairy	334,000	1,666,425
		1,666,425
Denmark – 1.53%
Genmab †	5,514	1,784,511
		1,784,511
France – 5.98%
Airbus	26,049	2,523,705
BNP Paribas *	31,606	1,502,557
LVMH Moet Hennessy Louis
Vuitton	1,474	898,539
TotalEnergies	11,101	585,969
Vinci	16,672	1,484,372
		6,995,142
Germany – 5.78%
adidas AG	4,061	718,196
Bayer	35,980	2,138,641
Deutsche Telekom	135,947	2,699,155
HelloFresh †	26,930	870,627
RWE	9,272	340,858
		6,767,477
Hong Kong – 1.29%
Prudential	122,021	1,509,127
		1,509,127
India – 3.38%
ICICI Bank	113,392	1,015,427
Larsen & Toubro	94,606	1,866,723
State Bank of India	181,477	1,070,628
		3,952,778
Israel – 1.48%
Check Point Software
Technologies †	14,184	1,727,328
		1,727,328
Italy – 2.27%
Ferrari	6,585	1,209,011
UniCredit	152,159	1,445,460
		2,654,471
Japan – 3.64%
ORIX	165,100	$2,769,514
Subaru	83,900	1,491,191
		4,260,705
Republic of Korea – 0.92%
Samsung Electronics	24,623	1,080,954
		1,080,954
Taiwan – 2.33%
Taiwan Semiconductor
Manufacturing	170,000	2,721,509
		2,721,509
United Kingdom – 3.14%
AstraZeneca	13,887	1,825,702
Reckitt Benckiser Group	24,616	1,848,844
		3,674,546
United States – 58.11%
Abbott Laboratories	13,731	1,491,873
AGNC Investment	150,203	1,662,747
Alphabet Class A †	1,122	2,445,130
Amazon.com †	19,600	2,081,716
Ambarella †	19,771	1,294,210
Apple	13,938	1,905,603
Aptiv †	17,764	1,582,239
Autodesk †	6,648	1,143,190
Burlington Stores †	5,091	693,547
Casey's General Stores	5,448	1,007,771
ConocoPhillips	32,265	2,897,720
Darden Restaurants	20,234	2,288,870
Eli Lilly & Co.	4,379	1,419,803
Ferguson	18,233	2,039,279
First Republic Bank	12,713	1,833,215
Frontier Communications Parent
†	65,973	1,553,004
Ingersoll Rand	52,590	2,212,987
Intercontinental Exchange	12,140	1,141,646
Intuit	6,252	2,409,771
Mastercard Class A	7,696	2,427,934
Microsoft	21,555	5,535,971
Monolithic Power Systems	1,905	731,596
Morgan Stanley	18,376	1,397,678
NVIDIA	6,853	1,038,846
Procter & Gamble	14,877	2,139,164
Raytheon Technologies	22,467	2,159,303
Regeneron Pharmaceuticals †	4,695	2,775,355
Schneider Electric	12,734	1,506,605
Skechers USA Class A †	50,484	1,796,221
Thermo Fisher Scientific	2,370	1,287,574
T-Mobile US †	8,394	1,129,329
Union Pacific	13,728	2,927,908

20

	Number of
	shares	Value (US $)
Common StocksΔ (continued)
United States (continued)
UnitedHealth Group	5,261	$2,702,207
VeriSign †	10,642	1,780,726
Vertex Pharmaceuticals †	7,220	2,034,524
Zimmer Biomet Holdings	14,444	1,517,487
		67,992,749
Total Common Stocks
(cost $110,769,844)		115,251,458

Short-Term Investments – 1.48%
Money Market Mutual Fund – 1.48%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	1,728,338	1,728,338
Total Short-Term Investments
(cost $1,728,338)		1,728,338
Total Value of Securities Before
Securities Lending Collateral–99.98%
(cost $112,498,182)		116,979,796

Securities Lending Collateral** – 0.07%
Money Market Mutual Fund – 0.07%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	78,373	78,373
Total Securities Lending Collateral
(cost $78,373)		78,373
Total Value of Securities–100.05%
(cost $112,576,555)		$117,058,169■

See accompanying notes, which are an integral part of the financial statements.

Δ	Securities have been classified by country of risk. Aggregate classification by business sector has been presented on page 6 in “Security type / country and sector allocations.”
*	Fully or partially on loan.
†	Non-income producing security.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $1,774,336 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $1,755,026.

Summary of abbreviations:
ADR - American Depositary Receipt
AG - Aktiengesellschaft

21

Schedules of investments
Delaware Ivy VIP Limited-Term Bond

June 30, 2022 (Unaudited)

	Principal
	amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.18%
Freddie Mac REMIC
Series 4505 PE 2.50%
5/15/44	281,626	$273,282
GNMA
Series 2012-39 PA 2.00%
3/16/42	355,496	339,616
Total Agency Collateralized Mortgage
Obligations
(cost $639,875)		612,898

Agency Commercial Mortgage-Backed Securities — 13.68%
FREMF Mortgage Trust
Series 2013-K30 C 144A
3.669% 6/25/45 #, ●	1,000,000	988,784
Series 2013-K31 C 144A
3.746% 7/25/46 #, ●	2,000,000	1,980,527
Series 2013-K33 B 144A
3.611% 8/25/46 #, ●	1,009,000	1,001,987
Series 2013-K33 C 144A
3.611% 8/25/46 #, ●	1,250,000	1,237,603
Series 2013-K35 B 144A
4.067% 12/25/46 #, ●	1,270,000	1,269,222
Series 2015-K47 B 144A
3.709% 6/25/48 #, ●	1,170,000	1,145,906
Series 2015-K720 B 144A
3.602% 7/25/22 #, ●	380,496	379,906
Series 2015-K721 B 144A
3.884% 11/25/47 #, ●	2,724,000	2,721,842
Series 2015-K721 C 144A
3.884% 11/25/47 #, ●	5,000,000	4,993,404
Series 2015-KF12 B 144A
8.22% (LIBOR01M + 7.10%,
Floor 7.10%) 9/25/22 #, ●	661,003	659,851
Series 2016-K723 B 144A
3.689% 11/25/23 #, ●	3,500,000	3,471,321
Series 2016-K723 C 144A
3.689% 11/25/23 #, ●	7,370,000	7,265,411
Series 2017-K724 C 144A
3.641% 12/25/49 #, ●	600,000	587,790
Series 2017-K728 B 144A
3.765% 11/25/50 #, ●	5,650,000	5,574,683
Series 2017-K729 B 144A
3.797% 11/25/49 #, ●	1,900,000	1,864,347
Series 2017-KF33 B 144A
3.67% (LIBOR01M + 2.55%,
Floor 2.55%) 6/25/27 #, ●	414,873	415,037
Series 2017-KF39 B 144A
3.62% (LIBOR01M + 2.50%,
Floor 2.50%) 11/25/24 #, ●	297,733	296,043
Series 2017-KF40 B 144A
3.82% (LIBOR01M + 2.70%,
Floor 2.70%) 11/25/27 #, ●	484,433	479,540
FREMF Mortgage Trust
Series 2017-KSW2 B 144A
3.77% (LIBOR01M + 2.65%,
Floor 2.65%) 5/25/27 #, ●	707,191	$705,657
Series 2018-K732 B 144A
4.196% 5/25/25 #, ●	225,000	221,655
Series 2018-KF46 B 144A
3.07% (LIBOR01M + 1.95%,
Floor 1.95%) 3/25/28 #, ●	490,022	476,333
Series 2018-KF47 B 144A
3.12% (LIBOR01M + 2.00%,
Floor 2.00%) 5/25/25 #, ●	423,985	417,798
Series 2018-KF48 B 144A
3.17% (LIBOR01M + 2.05%,
Floor 2.05%) 6/25/28 #, ●	266,108	254,265
Series 2018-KF51 B 144A
2.97% (LIBOR01M + 1.85%,
Floor 1.85%) 8/25/25 #, ●	840,716	825,747
Series 2019-KF60 B 144A
3.47% (LIBOR01M + 2.35%,
Floor 2.35%) 2/25/26 #, ●	1,200,689	1,194,001
Series 2019-KF61 B 144A
3.32% (LIBOR01M + 2.20%,
Floor 2.20%) 4/25/29 #, ●	489,530	485,482
Series 2019-KF68 B 144A
3.32% (LIBOR01M + 2.20%,
Floor 2.20%) 7/25/26 #, ●	708,188	692,717
Series 2019-KF69 B 144A
3.42% (LIBOR01M + 2.30%,
Floor 2.30%) 8/25/29 #, ●	818,819	814,082
Series 2019-KF70 B 144A
3.42% (LIBOR01M + 2.30%,
Floor 2.30%) 9/25/29 #, ●	455,933	451,977
Series 2019-KF73 B 144A
3.57% (LIBOR01M + 2.45%,
Floor 2.45%) 11/25/29 #, ●	1,128,382	1,118,466
Series 2020-KF74 B 144A
3.27% (LIBOR01M + 2.15%,
Floor 2.15%) 1/25/27 #, ●	747,193	739,758
Series 2020-KF75 B 144A
3.37% (LIBOR01M + 2.25%,
Floor 2.25%) 12/25/29 #, ●	703,926	661,953
Total Agency Commercial Mortgage-Backed
Securities
(cost $46,117,745)		45,393,095

Agency Mortgage-Backed Security — 0.08%
Freddie Mac S.F. 20 yr
4.50% 8/1/30	245,390	248,636
Total Agency Mortgage-Backed Security
(cost $258,616)		248,636

22

	Principal
	amount°	Value (US $)
Collateralized Debt Obligations — 6.64%
Benefit Street Partners CLO XX
Series 2020-20A AR 144A
2.214% (LIBOR03M + 1.17%,
Floor 1.17%) 7/15/34 #, ●	2,000,000	$1,926,464
Bethpage Park CLO
Series 2021-1A A 144A
2.174% (LIBOR03M + 1.13%,
Floor 1.13%) 1/15/35 #, ●	600,000	583,094
BlueMountain CLO XXX
Series 2020-30A AR 144A
2.221% (TSFR03M + 1.37%,
Floor 1.37%) 4/15/35 #, ●	1,000,000	965,163
Canyon CLO
Series 2020-1A AR 144A
2.224% (LIBOR03M + 1.18%,
Floor 1.18%) 7/15/34 #, ●	2,200,000	2,127,206
CIFC Funding
Series 2022-2A A1 144A
2.057% (TSFR03M + 1.32%,
Floor 1.32%) 4/19/35 #, ●	2,000,000	1,936,254
Dryden 77 CLO
Series 2020-77A AR 144A
2.598% (LIBOR03M + 1.12%,
Floor 1.12%) 5/20/34 #, ●	1,100,000	1,063,170
Dryden 83 CLO
Series 2020-83A A 144A
2.264% (LIBOR03M + 1.22%,
Floor 1.22%) 1/18/32 #, ●	1,935,000	1,900,971
Galaxy XXI CLO
Series 2015-21A AR 144A
2.083% (LIBOR03M + 1.02%)
4/20/31 #, ●	2,000,000	1,951,698
KKR CLO 41
Series 2022-41A A1 144A
2.022% (TSFR03M + 1.33%,
Floor 1.33%) 4/15/35 #, ●	2,000,000	1,916,192
Octagon Investment Partners 48
Series 2020-3A AR 144A
2.213% (LIBOR03M + 1.15%,
Floor 1.15%) 10/20/34 #, ●	2,000,000	1,917,520
Regatta XIX Funding
Series 2022-1A A1 144A
2.399% (TSFR03M + 1.32%,
Floor 1.32%) 4/20/35 #, ●	2,000,000	1,939,918
Sound Point CLO XXV
Series 2019-4A A1R 144A
2.229% (TSFR03M + 1.28%,
Floor 1.28%) 4/25/33 #, ●	2,000,000	1,944,144
Venture 42 CLO
Series 2021-42A A1A 144A
2.174% (LIBOR03M + 1.13%,
Floor 1.13%) 4/15/34 #, ●	415,000	396,170
Voya CLO
Series 2020-3A AR 144A
2.213% (LIBOR03M + 1.15%,
Floor 1.15%) 10/20/34 #, ●	1,500,000	$1,452,890
Total Collateralized Debt Obligations
(cost $22,646,775)		22,020,854

Corporate Bonds — 58.92%
Banking — 14.82%
Ally Financial
1.45% 10/2/23	3,060,000	2,959,839
5.80% 5/1/25 *	2,150,000	2,197,997
Bank of America
0.523% 6/14/24 µ	825,000	795,562
1.843% 2/4/25 µ	675,000	651,192
4.00% 1/22/25	1,000,000	996,754
4.125% 1/22/24	1,000,000	1,011,521
4.20% 8/26/24	1,325,000	1,328,928
Citigroup
2.014% 1/25/26 µ	1,275,000	1,195,909
3.07% 2/24/28 µ	215,000	199,598
3.50% 5/15/23	1,510,000	1,509,954
5.50% 9/13/25	1,000,000	1,028,977
Citizens Bank 4.119% 5/23/25 µ	1,460,000	1,455,741
Discover Bank 2.45% 9/12/24	1,850,000	1,780,680
First Horizon 3.55% 5/26/23	2,000,000	1,992,999
Goldman Sachs Group
2.241% (SOFR + 0.79%)
12/9/26 ●	1,300,000	1,247,761
3.85% 7/8/24	1,500,000	1,504,568
4.25% 10/21/25	2,500,000	2,484,743
Huntington National Bank
4.008% 5/16/25 µ	840,000	839,551
JPMorgan Chase & Co.
0.653% 9/16/24 µ	1,000,000	958,831
3.875% 9/10/24	847,000	846,251
4.08% 4/26/26 µ	4,090,000	4,044,641
KeyCorp 3.878% 5/23/25 µ	730,000	725,089
Mitsubishi UFJ Financial Group
0.848% 9/15/24 µ	1,500,000	1,444,999
Mizuho Financial Group 0.849%
9/8/24 µ	1,800,000	1,731,402
Morgan Stanley
2.475% 1/21/28 µ	165,000	150,125
3.125% 7/27/26	3,607,000	3,447,845
3.70% 10/23/24	1,350,000	1,348,666
4.00% (LIBOR03M + 1.10%)
5/31/23 ●	300,000	300,634
National Bank of Canada 2.10%
2/1/23	1,400,000	1,389,248
23

Schedules of investments
Delaware Ivy VIP Limited-Term Bond

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)
PNC Financial Services Group
6.00% 5/15/27 *, µ, ψ	155,000	$149,170
Svenska Handelsbanken 144A
0.625% 6/30/23 #	1,500,000	1,457,967
Toronto-Dominion Bank 4.108%
6/8/27	2,520,000	2,494,054
US Bancorp 2.375% 7/22/26	844,000	797,353
Wells Fargo & Co.
3.526% 3/24/28 µ	140,000	132,726
3.908% 4/25/26 µ	2,620,000	2,580,031
		49,181,306
Basic Industry – 1.19%
DuPont de Nemours 4.205%
11/15/23	800,000	805,378
Graphic Packaging International
144A 0.821% 4/15/24 #	1,350,000	1,270,893
Mosaic
3.25% 11/15/22	774,000	774,901
4.25% 11/15/23	250,000	251,851
Nucor 3.95% 5/23/25	345,000	343,412
Nutrien 1.90% 5/13/23	500,000	492,168
		3,938,603
Brokerage – 0.50%
Brookfield Finance 4.00% 4/1/24	1,150,000	1,150,672
LSEGA Financing 144A 0.65%
4/6/24 #, *	540,000	509,712
		1,660,384
Capital Goods – 4.94%
Avery Dennison 0.85% 8/15/24	375,000	354,143
Boeing
2.20% 10/30/22	2,000,000	1,993,571
2.80% 3/1/23	2,250,000	2,237,655
CNH Industrial Capital 1.95%
7/2/23	1,550,000	1,515,469
General Electric 5.012% 1/1/24	364,774	367,443
L3Harris Technologies 3.832%
4/27/25	775,000	769,360
Lennox International 1.35%
8/1/25	2,150,000	1,971,914
Parker-Hannifin
3.65% 6/15/24	1,430,000	1,421,711
4.25% 9/15/27	1,070,000	1,063,348
Republic Services 0.875%
11/15/25	1,800,000	1,631,401
Roper Technologies 1.00%
9/15/25	1,400,000	1,267,244
Waste Management 0.75%
11/15/25	1,955,000	1,788,330
		16,381,589
Communications – 5.99%
American Tower
0.60% 1/15/24	1,300,000	1,235,057
1.30% 9/15/25	795,000	720,620
AT&T
1.70% 3/25/26	1,350,000	1,235,722
2.95% 7/15/26	1,250,000	1,198,378
Charter Communications
Operating
4.50% 2/1/24	1,215,000	1,223,169
4.908% 7/23/25	1,485,000	1,490,461
Crown Castle International
3.15% 7/15/23	400,000	395,815
Crown Castle Towers 144A
3.663% 5/15/45 #	950,000	929,118
Magallanes 144A 3.638%
3/15/25 #	1,690,000	1,638,918
Netflix 5.875% 2/15/25	1,250,000	1,270,944
Omnicom Group 3.65% 11/1/24	700,000	694,449
Rogers Communications 144A
3.20% 3/15/27 #	765,000	726,301
SBA Tower Trust
Series 3.869 10/08/24 144A
3.869% 10/8/49 #	2,000,000	1,968,178
Sprint 7.875% 9/15/23	1,721,000	1,779,514
T-Mobile USA 3.75% 4/15/27	2,000,000	1,927,464
TWDC Enterprises 18 7.55%
7/15/93	1,350,000	1,434,081
		19,868,189
Consumer Cyclical – 4.85%
7-Eleven 144A 0.80% 2/10/24 #	1,000,000	948,264
Aptiv 2.396% 2/18/25	1,035,000	989,353
AutoNation 3.50% 11/15/24	525,000	509,913
DR Horton 2.60% 10/15/25	625,000	589,635
Ford Motor Credit
2.70% 8/10/26	550,000	469,370
3.375% 11/13/25	1,355,000	1,224,405
General Motors 4.875% 10/2/23	1,000,000	1,010,259
General Motors Financial 1.20%
10/15/24	825,000	767,853
GLP Capital 5.375% 11/1/23	280,000	280,918
Hyundai Capital America 144A
1.25% 9/18/23 #	800,000	775,585
Lennar 4.75% 11/15/22	2,000,000	2,003,455
MGM Resorts International
5.75% 6/15/25	1,780,000	1,697,889
Nissan Motor 144A 3.043%
9/15/23 #	1,250,000	1,229,676
Nordstrom 2.30% 4/8/24	270,000	258,333
PVH 4.625% 7/10/25	1,500,000	1,487,450
VICI Properties 4.95% 2/15/30	75,000	71,215

24

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Volkswagen Group of America
Finance 144A 0.875%
11/22/23 #	1,850,000	$1,773,907
		16,087,480
Consumer Non-Cyclical – 6.56%
AbbVie 2.30% 11/21/22	1,400,000	1,397,510
Bayer US Finance II
144A 2.85% 4/15/25 #	1,260,000	1,208,049
144A 3.875% 12/15/23 #	1,400,000	1,397,960
Cargill 144A 1.375% 7/23/23 #	1,500,000	1,470,960
Coca-Cola Refreshments USA
8.00% 9/15/22	2,125,000	2,148,304
CSL Finance 144A 4.05%
4/27/29 #	105,000	103,176
Darling Ingredients 144A 5.25%
4/15/27 #	1,647,500	1,596,320
Diageo Capital 3.50% 9/18/23	1,000,000	1,003,841
HCA 144A 3.125% 3/15/27 #, *	1,790,000	1,627,847
Keurig Dr Pepper 0.75% 3/15/24	680,000	647,217
McCormick & Co.
0.90% 2/15/26	1,025,000	909,750
3.50% 9/1/23	475,000	472,860
Novartis Capital 3.00% 11/20/25	1,250,000	1,236,629
Royalty Pharma
0.75% 9/2/23	1,800,000	1,734,077
1.20% 9/2/25	1,647,000	1,470,050
Sysco 3.75% 10/1/25	1,350,000	1,340,462
Tyson Foods 3.95% 8/15/24	2,000,000	1,998,334
		21,763,346
Electric – 2.84%
Black Hills 1.037% 8/23/24	1,000,000	935,721
Edison International 3.55%
11/15/24	1,300,000	1,269,469
Enel Finance International 144A
4.25% 6/15/25 #, *	295,000	292,151
Eversource Energy 2.90%
3/1/27	225,000	211,423
Fells Point Funding Trust 144A
3.046% 1/31/27 #	210,000	193,828
MidAmerican Energy 3.70%
9/15/23	1,045,000	1,045,960
National Rural Utilities
Cooperative Finance 1.875%
2/7/25	1,350,000	1,291,095
Southern 0.60% 2/26/24	1,365,000	1,292,700
Virginia Electric and Power
2.75% 3/15/23	2,515,000	2,499,067
Vistra Operations 144A 5.125%
5/13/25 #	385,000	381,916
		9,413,330
Energy – 4.27%
Aker BP 144A 2.875% 1/15/26 #	1,325,000	1,254,226
Cheniere Corpus Christi
Holdings 7.00% 6/30/24	500,000	518,505
ConocoPhillips 2.40% 3/7/25	1,060,000	1,023,949
Eastern Energy Gas Holdings
3.55% 11/1/23	1,235,000	1,231,997
Enbridge 2.50% 2/14/25	820,000	787,865
Energy Transfer 4.25% 4/1/24	1,132,000	1,132,813
Galaxy Pipeline Assets Bidco
144A 1.75% 9/30/27 #	1,338,030	1,245,568
Harvest Operations 144A 1.00%
4/26/24 #	1,400,000	1,334,196
HF Sinclair 144A 2.625%
10/1/23 #, *	1,075,000	1,044,467
Kinder Morgan Energy Partners
3.45% 2/15/23	1,000,000	1,001,162
Murphy Oil 6.875% 8/15/24	117,000	117,443
Occidental Petroleum 5.875%
9/1/25	1,690,000	1,686,130
Plains All American Pipeline
3.85% 10/15/23	1,800,000	1,790,535
		14,168,856
Finance Companies – 1.17%
AerCap Ireland Capital DAC
1.65% 10/29/24	2,000,000	1,848,864
Aviation Capital Group 144A
4.375% 1/30/24 #	1,000,000	982,749
Avolon Holdings Funding 144A
4.25% 4/15/26 #	400,000	370,927
Park Aerospace Holdings 144A
5.50% 2/15/24 #	700,000	694,785
		3,897,325
Insurance – 4.31%
Anthem 3.35% 12/1/24	2,000,000	1,974,187
Athene Global Funding
144A 0.914% 8/19/24 #	850,000	788,592
144A 0.95% 1/8/24 #	1,750,000	1,661,804
Highmark 144A 1.45% 5/10/26 #	1,375,000	1,247,040
Humana 0.65% 8/3/23	250,000	242,002
MassMutual Global Funding II
144A 0.60% 4/12/24 #	1,900,000	1,803,386
Met Tower Global Funding 144A
3.70% 6/13/25 #	1,280,000	1,270,920
Metropolitan Life Global Funding
I 144A 0.90% 6/8/23 #	1,250,000	1,223,867
Principal Life Global Funding II
144A 0.75% 4/12/24 #	800,000	757,095

25

Schedules of investments
Delaware Ivy VIP Limited-Term Bond

	Principal
	amount°	Value (US $)
Corporate Bonds (continued)
Insurance (continued)
Protective Life Global Funding
144A 0.631% 10/13/23 #, *	750,000	$724,454
144A 1.618% 4/15/26 #	1,350,000	1,218,262
Reliance Standard Life Global
Funding II 144A 2.15%
1/21/23 #	1,400,000	1,385,761
		14,297,370
Natural Gas – 0.42%
Sempra Energy 3.30% 4/1/25	1,145,000	1,119,708
Southern California Gas 2.95%
4/15/27	305,000	288,946
		1,408,654
Real Estate Investment Trusts – 1.86%
American Tower Trust #1 144A
3.07% 3/15/48 #	3,545,000	3,529,740
SBA Tower Trust
144A 1.884% 7/15/50 #	1,155,000	1,066,560
144A 2.836% 1/15/50 #	1,621,000	1,564,401
		6,160,701
Technology – 5.10%
Advanced Micro Devices 2.95%
6/1/24	2,575,000	2,557,696
Apple 3.00% 2/9/24	355,000	354,418
Baidu 1.72% 4/9/26	379,000	347,272
Fortinet 1.00% 3/15/26	1,095,000	964,073
Global Payments 2.65% 2/15/25	1,875,000	1,791,117
Infor 144A 1.45% 7/15/23 #	877,000	853,620
Leidos 2.95% 5/15/23	1,870,000	1,852,511
Microchip Technology 0.983%
9/1/24	1,850,000	1,726,645
S&P Global 144A 2.45% 3/1/27 #	740,000	693,210
Seagate HDD Cayman 4.75%
6/1/23	650,000	644,702
Sensata Technologies
144A 5.00% 10/1/25 #	1,390,000	1,336,700
144A 5.625% 11/1/24 #	355,000	350,946
Thomson Reuters 4.30%
11/23/23	1,269,000	1,285,021
TSMC Global 144A 1.25%
4/23/26 #, *	1,500,000	1,366,638
VMware 4.50% 5/15/25	700,000	702,614
Workday
3.50% 4/1/27	50,000	47,856
3.70% 4/1/29	75,000	70,227
		16,945,266
Transportation – 0.10%
American Airlines 2016-2 Class
AA Pass Through Trust 3.20%
12/15/29	371,000	339,103
		339,103
Total Corporate Bonds
(cost $205,085,183)		195,511,502

Non-Agency Asset-Backed Securities – 3.25%
Enterprise Fleet Financing
Series 2022-2 A2 144A 4.65%
5/21/29 #	830,000	836,195
Ford Credit Auto Owner Trust
Series 2022-A B 1.91%
7/15/27	1,350,000	1,256,212
Ford Credit Floorplan Master
Owner Trust A
Series 2020-2 A 1.06%
9/15/27	3,000,000	2,752,205
GM Financial Automobile
Leasing Trust
Series 2022-1 B 2.23%
2/20/26	1,600,000	1,538,093
Toyota Lease Owner Trust
Series 2021-B A3 144A 0.42%
10/21/24 #	1,800,000	1,734,195
Verizon Master Trust
Series 2022-2 B 1.83%
7/20/28	1,350,000	1,282,269
Volkswagen Auto Lease Trust
Series 2022-A A3 3.44%
7/21/25	1,400,000	1,396,498
Total Non-Agency Asset-Backed Securities
(cost $11,032,444)		10,795,667

Supranational Bank – 0.15%
Corp Andina de Fomento
2.375% 5/12/23	500,000	496,702
Total Supranational Bank
(cost $499,668)		496,702

US Treasury Obligations – 15.78%
US Treasury Notes
2.625% 5/31/27	24,540,000	24,078,916
2.75% 5/15/25	28,505,000	28,288,986
Total US Treasury Obligations
(cost $52,440,560)		52,367,902

26

	Number of
	shares	Value (US $)
Short-Term Investments – 2.33%
Money Market Mutual Fund – 2.33%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	7,728,761	$7,728,761
Total Short-Term Investments
(cost $7,728,761)		7,728,761
Total Value of Securities Before
Securities Lending Collateral–101.01%
(cost $346,449,627)		335,176,017

Securities Lending Collateral** – 1.62%
Money Market Mutual Fund – 1.62%
Dreyfus Institutional Preference
Government Money Market
Fund - Institutional Shares
(seven-day effective yield
1.47%)	5,383,988	5,383,988
Total Securities Lending Collateral
(cost $5,383,988)		5,383,988
Total Value of
Securities–102.63%
(cost $351,833,615)		$340,560,005■

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2022, the aggregate value of Rule 144A securities was $121,254,979, which represents 36.54% of the Portfolio’s net assets. See Note 10 in “Notes to financial statements.”
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
*	Fully or partially on loan.
µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
**	See Note 9 in “Notes to financial statements” for additional information on securities lending collateral.
■	Includes $3,767,143 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $17,955,563.

The following futures contracts were outstanding at June 30, 2022:1

Futures Contracts Exchange-Traded

							Variation
							Margin
			Notional		Value/	Value/	Due from
		Notional	Cost	Expiration	Unrealized	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Depreciation	Brokers
212	US Treasury 2 yr Notes	$44,523,313	$44,649,680	9/30/22	$–	$(126,367)	$119,250
(107)	US Treasury 5 yr Notes	(12,010,750)	(12,048,950)	9/30/22	38,200	–	(75,234)
Total Futures Contracts			$32,600,730		$38,200	$(126,367)	$44,016

The use of futures contracts involve elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Portfolio’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin is reflected in the Portfolio’s net assets.

[1]	See Note 7 in “Notes to financial statements.”

Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
FREMF – Freddie Mac Multifamily

27

Schedules of investments
Delaware Ivy VIP Limited-Term Bond

Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year

See accompanying notes, which are an integral part of the financial statements.

28

Delaware Ivy VIP Securian Real Estate Securities

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 98.75%
REIT Diversified – 2.30%
American Tower	2,782	$711,051
		711,051
REIT Healthcare – 8.30%
Healthpeak Properties	8,200	212,462
Ventas	18,596	956,392
Welltower	17,000	1,399,950
		2,568,804
REIT Hotel – 3.79%
Host Hotels & Resorts	33,317	522,411
Park Hotels & Resorts	22,800	309,396
Pebblebrook Hotel Trust	7,800	129,246
RLJ Lodging Trust	19,400	213,982
		1,175,035
REIT Industrial – 14.05%
Duke Realty	17,500	961,625
First Industrial Realty Trust	8,100	384,588
Prologis	23,221	2,731,951
Rexford Industrial Realty	4,700	270,673
		4,348,837
REIT Information Technology – 11.68%
Digital Realty Trust	9,000	1,168,470
Equinix	3,094	2,032,820
SBA Communications	1,300	416,065
		3,617,355
REIT Mall – 3.35%
Simon Property Group	10,936	1,038,045
		1,038,045
REIT Manufactured Housing – 3.21%
Equity LifeStyle Properties	4,600	324,162
Sun Communities	4,200	669,312
		993,474
REIT Multifamily – 15.50%
AvalonBay Communities	6,261	1,216,199
Camden Property Trust	4,000	537,920
Equity Residential	13,421	969,265
Essex Property Trust	3,100	810,681
Mid-America Apartment
Communities	3,100	541,477
UDR	15,700	722,828
		4,798,370
REIT Office – 5.85%
Alexandria Real Estate Equities	7,348	1,065,681
Boston Properties	2,300	204,654
Highwoods Properties	6,300	215,397
Kilroy Realty	6,200	324,446
		1,810,178
REIT Self-Storage – 8.37%
CubeSmart	1,700	72,624
Extra Space Storage	3,600	612,432
Life Storage	4,750	530,385
Public Storage	4,402	1,376,373
		2,591,814
REIT Shopping Center – 6.32%
Brixmor Property Group	23,600	476,956
Kimco Realty	27,800	549,606
Kite Realty Group Trust	21,900	378,651
Regency Centers	9,300	551,583
		1,956,796
REIT Single Family – 5.35%
American Homes 4 Rent Class A	21,200	751,328
Invitation Homes	25,400	903,732
		1,655,060
REIT Single Tenant – 10.68%
Agree Realty	8,100	584,253
Essential Properties Realty Trust	10,400	223,496
National Retail Properties	10,800	464,400
Realty Income	9,623	656,866
Spirit Realty Capital	11,650	440,137
VICI Properties	31,432	936,359
		3,305,511
Total Common Stocks
(cost $31,368,324)		30,570,330

Short-Term Investments – 1.15%
Money Market Mutual Fund – 1.15%
State Street Institutional US
Government Money Market Fund
– Premier Class (seven-day
effective yield 1.43%)	355,371	355,371
Total Short-Term Investments
(cost $355,371)		355,371
Total Value of Securities–99.90%
(cost $31,723,695)		$30,925,701

Summary of abbreviations:
REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

29

Schedules of investments
Delaware Ivy VIP Value

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Common Stocks – 97.65%
Communication Services – 7.14%
AT&T	371,000	$7,776,160
Comcast Class A	228,194	8,954,332
Liberty Global Class C †	418,173	9,237,442
		25,967,934
Consumer Discretionary – 5.45%
AutoZone †	3,481	7,481,087
Lowe’s	41,300	7,213,871
Target	36,401	5,140,913
		19,835,871
Consumer Staples – 6.94%
Philip Morris International	124,395	12,282,762
Walmart	106,520	12,950,702
		25,233,464
Energy – 6.63%
Exxon Mobil	142,400	12,195,136
Marathon Petroleum	145,068	11,926,040
		24,121,176
Financials – 20.02%
AGNC Investment	850,918	9,419,662
Allstate	87,900	11,139,567
Ameriprise Financial	37,099	8,817,690
Capital One Financial ~	91,217	9,503,899
Comerica	99,300	7,286,634
KKR & Co.	155,720	7,208,279
Regions Financial	285,430	5,351,813
Synchrony Financial	147,149	4,064,255
Wells Fargo & Co.	256,275	10,038,292
		72,830,091
Healthcare – 18.46%
CVS Health	135,024	12,511,324
Elevance Health	26,671	12,870,891
HCA Healthcare	49,201	8,268,720
McKesson	37,651	12,282,133
Regeneron Pharmaceuticals †	16,285	9,626,552
Vertex Pharmaceuticals †	41,162	11,599,040
		67,158,660
Industrials – 10.81%
Norfolk Southern	46,787	10,634,217
Northrop Grumman	21,795	10,430,433
nVent Electric	223,410	6,999,436
Raytheon Technologies	117,318	11,275,433
		39,339,519
Information Technology – 7.73%
Broadcom	18,022	8,755,268
Fidelity National Information
Services	76,929	7,052,081
NXP Semiconductors	23,477	3,475,300
Seagate Technology Holdings	123,449	8,819,197
		28,101,846
Materials – 3.80%
Celanese	56,300	6,621,443
LyondellBasell Industries
Class A	82,200	7,189,212
		13,810,655
Real Estate – 4.99%
CBRE Group Class A †	130,241	9,587,040
Weyerhaeuser	258,600	8,564,832
		18,151,872
Utilities – 5.68%
American Electric Power	109,100	10,467,054
Exelon	224,800	10,187,936
		20,654,990
Total Common Stocks
(cost $347,223,857)		355,206,078

Short-Term Investments – 2.30%
Money Market Mutual Fund – 2.30%
State Street Institutional US
Government Money Market
Fund – Premier Class
(seven-day effective yield
1.43%)	8,368,811	8,368,811
Total Short-Term Investments
(cost $8,368,811)		8,368,811
Total Value of Securities Before
Options Written–99.95%
(cost $355,592,668)		363,574,889

	Number of
	contracts
Options Written – (0.07%)
Equity Call Options – (0.07%)
Vertex Pharmaceuticals, strike
price $285, expiration date
7/15/22, notional amount
$(11,713,500)	(411)	(252,765)
Total Options Written
(premium received $197,691)		$(252,765)

†	Non-income producing security.
~	All or portion of the security has been pledged as collateral with outstanding options written.

See accompanying notes, which are an integral part of the financial statements.

30

Statements of assets and liabilities
Ivy Variable Insurance Portfolios

June 30, 2022 (Unaudited)

	Delaware Ivy	Delaware Ivy	Delaware Ivy	Delaware Ivy
	VIP Core	VIP Corporate	VIP Global	VIP Global
	Equity	Bond	Equity Income	Growth
Assets:
Investments, at value*,†	$609,469,672	$518,480,796	$234,082,207	$116,979,796
Short-term investments held as collateral for loaned securities, at value=	–	5,723,390	11,966,652	78,373
Cash	–	902,816	–	–
Foreign currencies, at valueΔ	–	–	6,041	–
Dividend and interest receivable	303,085	4,275,713	320,434	259,876
Prepaid expenses	283,448	2,271	47,797	24,766
Receivable for portfolio shares sold	103,775	153,677	78,369	451
Securities lending income receivable	133	2,490	15,725	144
Receivable for securities sold	–	2,503,835	–	–
Foreign tax reclaims receivable	–	–	725,895	52,471
Other assets	1,230	134,597	451	307
Total Assets	610,161,343	532,179,585	247,243,571	117,396,184
Liabilities:
Due to custodian	131,995	–	125,769	114,643
Distribution fees payable to affiliates	408,868	344,261	155,300	79,353
Investment management fees payable to affiliates	320,864	207,230	136,750	69,629
Payable for portfolio shares redeemed	293,065	96,383	31,747	45,214
Accounting and administration expenses payable to affiliates	25,208	25,217	11,059	5,306
Payable for portfolio securities purchased	–	2,922,410	–	–
Obligation to return securities lending collateral	–	5,723,390	11,966,652	78,373
Capital gains tax payable	–	–	–	68
Total Liabilities	1,180,000	9,318,891	12,427,277	392,586
Total Net Assets	$608,981,343	$522,860,694	$234,816,294	$117,003,598

Net Assets Consist of:
Paid-in capital	$497,174,070	$605,241,215	$264,932,577	$90,168,697
Total distributable earnings (loss)	111,807,273	(82,380,521)	(30,116,283)	26,834,901
Total Net Assets	$608,981,343	$522,860,694	$234,816,294	$117,003,598
Net Asset Value

Class II:
Net assets	$608,981,343	$522,860,694	$234,816,294	$117,003,598
Shares of beneficial interest outstanding, unlimited authorization, no par	54,919,138	114,471,063	55,388,212	37,124,462
Net asset value per share	$11.09	$4.57	$4.24	$3.15
____________________
*Investments, at cost	$549,043,882	$591,961,185	$266,507,453	$112,498,182
†Including securities on loan	1,333,733	24,844,843	18,468,460	1,774,336
=Short-term investments held as collateral for loaned securities, at cost	–	5,723,390	11,966,652	78,373
ΔForeign currencies, at cost	–	–	6,049	–

See accompanying notes, which are an integral part of the financial statements.

31

Statements of assets and liabilities
Ivy Variable Insurance Portfolios

		Delaware Ivy
		VIP
	Delaware Ivy	Securian Real
	VIP Limited-	Estate	Delaware Ivy
	Term Bond	Securities	VIP Value
Assets:
Investments, at value*,†	$335,176,017	$30,925,701	$363,574,889
Short-term investments held as collateral for loaned securities, at value=	5,383,988	–	–
Cash collateral due from broker on futures contracts	202,211	–	–
Receivable for securities sold	24,745,685	–	197,691
Dividend and interest receivable	1,815,312	98,342	595,207
Receivable for portfolio shares sold	131,988	3,122	100,613
Prepaid expenses	110,500	16,274	79,088
Variation margin due from broker on futures contracts	44,016	–	–
Securities lending income receivable	7,535	–	9
Foreign tax reclaims receivable	–	–	27,542
Other assets	600	–	719
Total Assets	367,617,852	31,043,439	364,575,758
Liabilities:
Options written, at valueΣ	–	–	252,765
Due to custodian	10,272	6,729	54,822
Payable for portfolio securities purchased	29,980,123	–	–
Obligation to return securities lending collateral	5,383,988	–	–
Distribution fees payable to affiliates	212,062	28,555	239,612
Investment management fees payable to affiliates	136,913	15,781	218,099
Payable for portfolio shares redeemed	40,518	33,818	49,962
Accounting and administration expenses payable to affiliates	15,592	1,211	16,652
Total Liabilities	35,779,468	86,094	831,912
Total Net Assets	$331,838,384	$30,957,345	$363,743,846

Net Assets Consist of:
Paid-in capital	$346,595,480	$29,911,534	$319,184,242
Total distributable earnings (loss)	(14,757,096)	1,045,811	44,559,604
Total Net Assets	$331,838,384	$30,957,345	$363,743,846
Net Asset Value

Class II:
Net assets	$331,838,384	$30,957,345	$363,743,846
Shares of beneficial interest outstanding, unlimited authorization, no par	72,118,586	4,609,821	69,526,409
Net asset value per share	$4.60	$6.72	$5.23
___________________
*Investments, at cost	$346,449,627	$31,723,695	$355,592,668
†Including securities on loan	3,767,143	–	–
=Short-term investments held as collateral for loaned securities, at cost	5,383,988	–	–
ΣOptions written, premium received	–	–	(197,691)

See accompanying notes, which are an integral part of the financial statements.

32

Statement of operations
Ivy Variable Insurance Portfolios

Six months ended June 30, 2022 (Unaudited)

	Delaware Ivy	Delaware Ivy	Delaware Ivy	Delaware Ivy
	VIP Core	VIP Corporate	VIP Global	VIP Global
	Equity	Bond	Equity Income	Growth
Investment Income:
Dividends	$4,432,258	$15,340	$4,314,419	$1,072,184
Securities lending income	222	5,631	40,169	4,702
Interest	–	8,495,344	–	–
Foreign tax withheld	(35,560)	–	(518,958)	(108,906)
	4,396,920	8,516,315	3,835,630	967,980

Expenses:
Investment advisory fees	2,381,438	1,385,400	905,220	578,219
Distribution expenses – Class II	850,514	729,158	323,293	170,064
Accounting and administration expenses	89,412	81,531	44,591	31,113
Trustees’ fees and expenses	33,485	23,736	12,964	11,636
Audit and tax fees	10,992	7,921	10,895	11,966
Reports and statements to shareholders servicing expenses	8,548	9,731	12,225	6,832
Custodian fees	7,224	4,537	13,423	6,729
Legal fees	2,444	3,382	654	382
Registration fees	3	3	3	3
Other	9,220	27,026	12,909	10,559
	3,393,280	2,272,425	1,336,177	827,503
Less expenses waived	(52,436)	–	–	(19,668)
Less waived distribution
expenses – Class II	(107,214)	–	–	(38,027)
Total operating expenses	3,233,630	2,272,425	1,336,177	769,808
Net Investment Income (Loss)	1,163,290	6,243,890	2,499,453	198,172
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments[1]	50,308,929	(14,870,849)	55,501	22,725,868
Foreign currencies	–	–	17,864	(3,858)
Foreign currency exchange contracts	–	–	(85,710)	(35,962)
Net realized gain (loss)	50,308,929	(14,870,849)	(12,345)	22,686,048

Net change in unrealized appreciation (depreciation) on:
Investments[1]	(202,380,839)	(84,333,476)	(43,922,808)	(56,877,552)
Foreign currencies	–	–	(39,007)	(31,338)
Net change in unrealized appreciation (depreciation)	(202,380,839)	(84,333,476)	(43,961,815)	(56,908,890)
Net Realized and Unrealized Gain (Loss)	(152,071,910)	(99,204,325)	(43,974,160)	(34,222,842)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(150,908,620)	$(92,960,435)	$(41,474,707)	$(34,024,670)

[1]	Includes $(95,663) capital gains tax paid and $(68) capital gains tax accrued for Delaware Ivy VIP Global Growth.

33

Statement of operations
Ivy Variable Insurance Portfolios

	Delaware Ivy	Delaware Ivy VIP
	VIP Limited-	Securian Real Estate	Delaware Ivy
	Term Bond	Securities	VIP Value
Investment Income:
Interest	$3,474,874	$—	$—
Securities lending income	26,349	—	40
Dividends	5,289	508,217	5,116,172
Foreign tax withheld	—	—	(11,959)
	3,506,512	508,217	5,104,253

Expenses:
Investment advisory fees	883,952	146,253	1,351,047
Distribution expenses — Class II	441,976	45,140	482,517
Accounting and administration expenses	49,847	18,815	58,081
Audit and tax fees	14,780	7,125	9,784
Trustees’ fees and expenses	12,501	1,757	19,451
Reports and statements to shareholders servicing expenses	5,916	6,093	6,674
Custodian fees	3,767	1,556	3,105
Legal fees	1,444	1,124	571
Registration fees	3	3	3
Other	17,292	4,788	14,405
	1,431,478	232,654	1,945,638
Less expenses waived	—	(6,806)	—
Total operating expenses	1,431,478	225,848	1,945,638
Net Investment Income (Loss)	2,075,034	282,369	3,158,615
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(5,027,771)	1,605,495	33,218,497
Futures contracts	(293,447)	—	—
Options written	—	—	347,127
Net realized gain (loss)	(5,321,218)	1,605,495	33,565,624

Net change in unrealized appreciation (depreciation) on:
Investments	(10,956,424)	(9,888,174)	(78,156,390)
Futures contracts	(88,167)	—	—
Options written	—	—	(29,549)
Net change in unrealized appreciation (depreciation)	(11,044,591)	(9,888,174)	(78,185,939)
Net Realized and Unrealized Gain (Loss)	(16,365,809)	(8,282,679)	(44,620,315)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(14,290,775)	$(8,000,310)	$(41,461,700)

34

Statements of changes in net assets
Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Core Equity		Delaware Ivy VIP Corporate Bond
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,163,290	$1,422,057	$6,243,890	$13,574,293
Net realized gain (loss)	50,308,929	131,044,552	(14,870,849)	15,406,467
Net change in unrealized appreciation (depreciation)	(202,380,839)	57,504,604	(84,333,476)	(33,377,861)
Net increase (decrease) in net assets resulting from operations	(150,908,620)	189,971,213	(92,960,435)	(4,397,101)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(132,497,095)	(32,448,455)	(29,175,316)	(44,859,981)
	(132,497,095)	(32,448,455)	(29,175,316)	(44,859,981)

Capital Share Transactions:
Proceeds from shares sold:
Class II	84,870,787	11,448,424	17,111,278	159,640,862
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	132,497,095	32,448,455	29,175,316	44,859,981
	217,367,882	43,896,879	46,286,594	204,500,843
Cost of shares redeemed:
Class II	(60,040,662)	(203,035,096)	(69,267,891)	(172,078,010)
Increase (decrease) in net assets derived from capital share transactions	157,327,220	(159,138,217)	(22,981,297)	32,422,833
Net Decrease in Net Assets	(126,078,495)	(1,615,459)	(145,117,048)	(16,834,249)

Net Assets:
Beginning of period	735,059,838	736,675,297	667,977,742	684,811,991
End of period	$608,981,343	$735,059,838	$522,860,694	$667,977,742

35

Statements of changes in net assets
Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Global Equity Income		Delaware Ivy VIP Global Growth
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,499,453	$6,757,953	$198,172	$686,119
Net realized gain (loss)	(12,345)	65,870,874	22,686,048	18,651,214
Net change in unrealized appreciation (depreciation)	(43,961,815)	(22,867,702)	(56,908,890)	6,928,975
Net increase (decrease) in net assets resulting from operations	(41,474,707)	49,761,125	(34,024,670)	26,266,308

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(68,169,217)	(7,041,544)	(19,702,418)	(7,648,661)
	(68,169,217)	(7,041,544)	(19,702,418)	(7,648,661)

Capital Share Transactions:
Proceeds from shares sold:
Class II	8,994,948	18,193,437	1,980,837	3,184,819
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	68,169,217	7,041,544	19,702,418	7,648,661
	77,164,165	25,234,981	21,683,255	10,833,480
Cost of shares redeemed:
Class II	(27,063,724)	(88,834,690)	(10,625,084)	(25,448,721)
Increase (decrease) in net assets derived from capital share transactions	50,100,441	(63,599,709)	11,058,171	(14,615,241)
Net Increase (Decrease) in Net Assets	(59,543,483)	(20,880,128)	(42,668,917)	4,002,406

Net Assets:
Beginning of period	294,359,777	315,239,905	159,672,515	155,670,109
End of period	$234,816,294	$294,359,777	$117,003,598	$159,672,515

36

	Delaware Ivy VIP Limited-Term Bond		Delaware Ivy VIP Securian Real Estate Securities
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from
Operations:
Net investment income (loss)	$2,075,034	$4,572,157	$282,369	$260,655
Net realized gain (loss)	(5,321,218)	2,511,437	1,605,495	4,410,047
Net change in unrealized appreciation (depreciation)	(11,044,591)	(9,169,615)	(9,888,174)	8,483,264
Net increase (decrease) in net assets resulting from operations	(14,290,775)	(2,086,021)	(8,000,310)	13,153,966

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(7,185,516)	(8,512,000)	(4,613,545)	(881,706)
	(7,185,516)	(8,512,000)	(4,613,545)	(881,706)

Capital Share Transactions:
Proceeds from shares sold:
Class II	12,942,237	76,582,643	2,151,062	4,942,031
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	7,185,516	8,512,000	4,613,545	881,706
	20,127,753	85,094,643	6,764,607	5,823,737
Cost of shares redeemed:
Class II	(57,918,113)	(113,364,993)	(4,600,853)	(7,785,920)
Increase (decrease) in net assets derived from capital share transactions	(37,790,360)	(28,270,350)	2,163,754	(1,962,183)
Net Increase (Decrease) in Net Assets	(59,266,651)	(38,868,371)	(10,450,101)	10,310,077

Net Assets:
Beginning of period	391,105,035	429,973,406	41,407,446	31,097,369
End of period	$331,838,384	$391,105,035	$30,957,345	$41,407,446

37

Statements of changes in net assets
Ivy Variable Insurance Portfolios

	Delaware Ivy VIP Value
	Six months
	ended
	6/30/22	Year ended
	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$3,158,615	$4,999,687
Net realized gain (loss)	33,565,624	105,775,425
Net change in unrealized appreciation (depreciation)	(78,185,939)	15,520,747
Net increase (decrease) in net assets resulting from operations	(41,461,700)	126,295,859

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(107,862,773)	(8,558,450)
	(107,862,773)	(8,558,450)

Capital Share Transactions:
Proceeds from shares sold:
Class II	78,405,138	13,690,753
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	107,862,773	8,558,450
	186,267,911	13,690,753
Cost of shares redeemed:
Class II	(42,943,835)	(235,244,706)
Increase (decrease) in net assets derived from capital share transactions	143,324,076	(212,995,503)
Net Decrease in Net Assets	(6,000,397)	(95,258,094)

Net Assets:
Beginning of period	369,744,243	465,002,337
End of period	$363,743,846	$369,744,243

38

Financial highlights
Delaware Ivy VIP Core Equity Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$17.69	$14.36	$12.63	$10.80	$12.30	$10.67

Income (loss) from investment operations:
Net investment income[2]	0.03	0.03	0.06	0.06	0.07	0.05
Net realized and unrealized gain (loss)	(3.57)	4.01	2.44	3.10	(0.53)	2.09
Total from investment operations	(3.54)	4.04	2.50	3.16	(0.46)	2.14

Less dividends and distributions from:
Net investment income	(0.03)	(0.09)	(0.07)	(0.07)	(0.06)	(0.05)
Net realized gain	(3.03)	(0.62)	(0.70)	(1.26)	(0.98)	(0.46)
Total dividends and distributions	(3.06)	(0.71)	(0.77)	(1.33)	(1.04)	(0.51)

Net asset value, end of period	$11.09	$17.69	$14.36	$12.63	$10.80	$12.30

Total return[3]	(20.29% )	28.94%	21.52%	31.09%	(4.51% )	20.75%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$608,981	$735 [4]	$737 [4]	$723 [4]	$626 [4]	$445 [4]
Ratio of expenses to average net assets[5]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of expenses to average net assets prior to fees waived[5]	1.00%	0.99%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets	0.34%	0.19%	0.51%	0.53%	0.59%	0.42%
Ratio of net investment income to average net assets prior to fees waived	0.29%	0.15%	0.46%	0.48%	0.54%	0.37%
Portfolio turnover	31%	29%	58%	80%	99%	78%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolio serves as an underlying investment vehicle. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

4	Net assets reported in millions.
5	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

39

Financial highlights
Delaware Ivy VIP Corporate Bond Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$5.63	$6.05	$5.60	$5.13	$5.35	$5.27

Income (loss) from investment operations:
Net investment income[2]	0.05	0.11	0.14	0.15	0.14	0.12
Net realized and unrealized gain (loss)	(0.85)	(0.17)	0.46	0.47	(0.24)	0.08
Total from investment operations	(0.80)	(0.06)	0.60	0.62	(0.10)	0.20

Less dividends and distributions from:
Net investment income	(0.12)	(0.12)	(0.15)	(0.15)	(0.11)	(0.08)
Net realized gain	(0.14)	(0.24)	—	—	(0.01)	(0.04)
Total dividends and distributions	(0.26)	(0.36)	(0.15)	(0.15)	(0.12)	(0.12)

Net asset value, end of period	$4.57	$5.63	$6.05	$5.60	$5.13	$5.35

Total return[3]	(14.33% )	(0.85% )	10.97%	12.18%	(1.90% )	4.01%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$522,861	$668 [4]	$685 [4]	$600 [4]	$544 [4]	$548 [4]
Ratio of expenses to average net assets[5]	0.78%	0.76%	0.77%	0.77%	0.77%	0.78%
Ratio of net investment income to average net assets[5]	2.14%	1.90%	2.34%	2.73%	2.77%	2.32%
Portfolio turnover	36%	85%	95%	66%	63%	66%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.

4	Net assets reported in millions.
5	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

40

Delaware Ivy VIP Global Equity Income Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$6.89	$6.02	$6.01	$6.89	$8.58	$7.79

Income (loss) from investment operations:
Net investment income[2]	0.06	0.14	0.12	0.16	0.16	0.13
Net realized and unrealized gain (loss)	(1.02)	0.87	0.03	1.17	(1.07)	1.03
Total from investment operations	(0.96)	1.01	0.15	1.33	(0.91)	1.16

Less dividends and distributions from:
Net investment income	(0.23)	(0.14)	(0.14)	(0.22)	(0.14)	(0.10)
Net realized gain	(1.46)	—	—	(1.99)	(0.64)	(0.27)
Total dividends and distributions	(1.69)	(0.14)	(0.14)	(2.21)	(0.78)	(0.37)

Net asset value, end of period	$4.24	$6.89	$6.02	$6.01	$6.89	$8.58

Total return[3]	(14.72% )	16.97%	3.15%	23.15%	(11.68% )	15.56%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$234,816	$294 [4]	$315 [4]	$297 [4]	$284 [4]	$527 [4]
Ratio of expenses to average net assets[5]	1.03%	1.01%	1.03%	1.02%	1.01%	1.00%
Ratio of net investment income to average net assets	1.93%	2.14%	2.19%	2.52%	2.01%	1.60%
Portfolio turnover	23%	109%	73%	39%	93%	35%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.

4	Net assets reported in millions.
5	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

41

Financial highlights
Delaware Ivy VIP Global Growth Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20		12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$4.81	$4.29	$3.58		$8.67	$9.87	$8.14

Income (loss) from investment operations:
Net investment income[2]	0.01	0.02	—		0.02	0.05	0.04
Net realized and unrealized gain (loss)	(1.05)	0.72	0.72		1.45	(0.58)	1.93
Total from investment operations	(1.04)	0.74	0.72		1.47	(0.53)	1.97

Less dividends and distributions from:
Net investment income	(0.03)	—	0.01		(0.06)	(0.05)	—
Net realized gain	(0.59)	(0.22)	—		(6.50)	(0.62)	(0.24)
Total dividends and distributions	(0.62)	(0.22)	(0.01)		(6.56)	(0.67)	(0.24)

Net asset value, end of period	$3.15	$4.81	$4.29		$3.58	$8.67	$9.87

Total return[3]	(21.96% )	17.86%	20.58%		25.93%	(6.27% )	24.52%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$117,004	$160 [4]	$156	[4]	$148 [4]	$134 [4]	$424 [4]
Ratio of expenses to average net assets[5]	1.13%	1.13%	1.13%		1.13%	1.13%	1.14%
Ratio of expenses to average net assets prior to fees waived[5]	1.22%	1.18%	1.23%		1.21%	1.18%	1.17%
Ratio of net investment income to average net assets	0.29%	0.43%	0.06%		0.41%	0.46%	0.47%
Ratio of net investment income (loss) to average net assets prior to fees waived	0.20%	0.38%	(0.04%	)	0.33%	0.41%	0.44%
Portfolio turnover	53%	22%	33%		26%	40%	54%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

4	Net assets reported in millions.
5	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

42

Delaware Ivy VIP Limited-Term Bond Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$4.89	$5.01	$4.95	$4.84	$4.88	$4.89

Income (loss) from investment operations:
Net investment income[2]	0.03	0.05	0.08	0.09	0.09	0.08
Net realized and unrealized gain (loss)	(0.22)	(0.07)	0.12	0.11	(0.05)	(0.01)
Total from investment operations	(0.19)	(0.02)	0.20	0.20	0.04	0.07

Less dividends and distributions from:
Net investment income	(0.06)	(0.08)	(0.14)	(0.09)	(0.08)	(0.08)
Net realized gain	(0.04)	(0.02)	—	—	—	—
Total dividends and distributions	(0.10)	(0.10)	(0.14)	(0.09)	(0.08)	(0.08)

Net asset value, end of period	$4.60	$4.89	$5.01	$4.95	$4.84	$4.88

Total return[3]	(3.85% )	(0.49% )	4.14%	4.23%	0.78%	1.40%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$331,838	$391 [4]	$430 [4]	$453 [4]	$542 [4]	$443 [4]
Ratio of expenses to average net assets[5]	0.81%	0.79%	0.81%	0.79%	0.79%	0.80%
Ratio of net investment income to average net assets	1.17%	1.05%	1.60%	1.89%	1.91%	1.62%
Portfolio turnover	98%	48%	74%	54%	53%	55%

1	Ratios have been annualized and total return and portfolio turnover have not been annualized.
2	Calculated using average shares outstanding.
3	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
4	Net assets reported in millions.
5	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

43

Financial highlights
Delaware Ivy VIP Securian Real Estate Securities Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$9.77	$6.97	$8.05	$6.60	$7.64	$8.40

Income (loss) from investment operations:
Net investment income[2]	0.07	0.06	0.07	0.17	0.10	0.11
Net realized and unrealized gain (loss)	(1.98)	2.95	(0.46)	1.43	(0.54)	0.27
Total from investment operations	(1.91)	3.01	(0.39)	1.60	(0.44)	0.38

Less dividends and distributions from:
Net investment income	(0.07)	(0.08)	(0.12)	(0.12)	(0.11)	(0.11)
Net realized gain	(1.07)	(0.13)	(0.57)	(0.03)	(0.49)	(1.03)
Total dividends and distributions	(1.14)	(0.21)	(0.69)	(0.15)	(0.60)	(1.14)

Net asset value, end of period	$6.72	$9.77	$6.97	$8.05	$6.60	$7.64

Total return[3]	(19.97% )	43.68%	(3.13% )	24.43%	(5.57% )	5.39%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$30,957	$41 [4]	$31	$35 [4]	$34 [4]	$43 [4]
Ratio of expenses to average net assets	1.25%	1.21%	1.37%	1.26%	1.24%	1.22%
Ratio of expenses to average net assets prior to
fees waived[5]	1.29%	1.30%	1.46%	1.35%	1.33%	1.31%
Ratio of net investment income to average net
assets[5]	1.56%	0.71%	1.06%	1.36%	1.45%	1.38%
Ratio of net investment income to average net
assets prior to fees waived	1.52%	0.62%	0.97%	1.27%	1.36%	1.29%
Portfolio turnover	19%	57%	72%	54%	71%	73%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

44

Delaware Ivy VIP Value Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$8.24	$6.40	$6.72	$5.69	$6.44	$5.93

Income (loss) from investment operations:
Net investment income[2]	0.06	0.08	0.09	0.11	0.07	0.11
Net realized and unrealized gain (loss)	(0.81)	1.90	(0.05)	1.32	(0.51)	0.61
Total from investment operations	(0.75)	1.98	0.04	1.43	(0.44)	0.72

Less dividends and distributions from:
Net investment income	(0.10)	(0.14)	(0.12)	(0.05)	(0.12)	(0.09)
Net realized gain	(2.16)	—	(0.24)	(0.35)	(0.19)	(0.12)
Total dividends and distributions	(2.26)	(0.14)	(0.36)	(0.40)	(0.31)	(0.21)

Net asset value, end of period	$5.23	$8.24	$6.40	$6.72	$5.69	$6.44

Total return[3]	(10.58% )	31.18%	1.98%	26.33%	(7.24% )	12.49%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$363,744	$370 [4]	$465 [4]	$511 [4]	$446 [4]	$432 [4]
Ratio of expenses to average net assets[5]	1.01%	1.00%	1.01%	1.00%	1.00%	1.00%
Ratio of net investment income to average net
assets	1.63%	1.11%	1.57%	1.81%	1.09%	1.74%
Portfolio turnover	38%	41%	63%	62%	56%	67%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

45

Notes to financial statements
Ivy Variable Insurance Portfolios

June 30, 2022 (Unaudited)

Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 26 portfolios. These financial statements and the related notes pertain to 7 portfolios: Delaware Ivy VIP Core Equity, Delaware Ivy VIP Corporate Bond, Delaware Ivy VIP Global Equity Income, Delaware Ivy VIP Global Growth, Delaware Ivy VIP Limited-Term Bond, Delaware Ivy VIP Securian Real Estate Securities, and Delaware Ivy VIP Value, (each, a Portfolio and collectively, the Portfolios). The Trust is an open-end investment company.

Each Portfolio offers Class II shares. The Class II shares carry a distribution and service (12b-1) fee. The shares of the Portfolios are sold only to variable life insurance separate accounts and variable annuity separate accounts.

1. Significant Accounting Policies

Each Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Equity securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and the ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Portfolios may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before the Portfolios value their securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, the Portfolios may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Portfolio evaluates tax positions taken or expected to be taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio's tax positions taken or expected to be taken on each Portfolio's federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in each Portfolio's financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Portfolio. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2022, the Portfolios did not incur any interest or tax penalties.

46

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated daily into US dollars at the exchange rate of such currencies against the US dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Portfolios generally bifurcate that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses), which is due to changes in foreign exchange rates, is included on the “Statements of operations” under “Net realized gain (loss) on foreign currencies.” For foreign equity securities, the realized gains and losses are included on the “Statements of operations” under “Net realized gain (loss) on investments.” The Portfolios report certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Income and capital gain distributions from any Underlying Funds in which the Portfolio invests are recorded on the ex-dividend date. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. Distributions received from investments in real estate investment trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer, which are estimated. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Portfolios are aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends and interest have been recorded in accordance with the Portfolios' understanding of the applicable country’s tax rules and rates. Each Portfolio may pay foreign capital gains taxes on certain foreign securities held, which are reported as components of realized losses for financial reporting purposes, whereas such components are treated as ordinary loss for federal income tax purposes. The Portfolios declare and pay dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. The Portfolios may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Portfolio receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Portfolio's average daily net assets as follows:

Portfolio	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy VIP Core Equity	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

47

Notes to financial statements
Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Portfolio	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy VIP Corporate Bond	0.475% of net assets up to $1 billion;
0.450% of net assets over $1 billion and up to $1.5 billion;
0.40% of net assets over $1.5 billion.

Delaware Ivy VIP Global Equity Income	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

Delaware Ivy VIP Global Growth	0.85% of net assets up to $1 billion;
0.83% of net assets over $1 billion and up to $2 billion;
0.80% of net assets over $2 billion and up to $3 billion;
0.76% of net assets over $3 billion.

Delaware Ivy VIP Limited-Term Bond	0.50% of net assets up to $500 million;
0.45% of net assets over $500 million and up to $1 billion;
0.40% of net assets over $1 billion and up to $1.5 billion;
0.35% of net assets over $1.5 billion.

Delaware Ivy VIP Securian Real Estate
Securities	0.90% of net assets up to $1 billion;
0.87% of net assets over $1 billion and up to $2 billion;
0.84% of net assets over $2 billion and up to $3 billion;
0.80% of net assets over $3 billion.

Delaware Ivy VIP Value	0.70% of net assets up to $1 billion;
0.65% of net assets over $1 billion and up to $2 billion;
0.60% of net assets over $2 billion and up to $3 billion;
0.55% of net assets over $3 billion.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Portfolios:

Under an agreement between DMC and Securian Asset Management, Inc. (Securian AM), Securian AM served as subadviser to Delaware Ivy VIP Securian Real Estate Securities. The subadviser makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of DMC and the oversight of the Board. DMC pays all applicable costs of the subadviser.

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), each of which is an affiliate of DMC (the Affiliated Sub-Advisors).

MIMAK is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. With respect to the Portfolios for which MIMAK serves as subadvisor, DMC has principal responsibility for all investment advisory services and may seek investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge.

With respect to the Portfolios for which MIMEL serves as subadvisor, DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL’s specialized market knowledge.

48

With respect to the Portfolios for which MIMGL serves as subadvisor, DMC has principal responsibility for each Portfolio and may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL’s specialized market knowledge.

MFMHKL is a part of MAM. With respect to the Portfolios for which MFMHKL serves as subadvisor, DMC may permit MFMHKL to execute Portfolio security trades on behalf of DMC.

Pursuant to the terms of the relevant sub-advisory agreement, the investment sub-advisory fee is paid by DMC to each Affiliated Sub-Advisor based on the extent to which an Affiliated Sub-Advisor provides services to the Portfolios.

Prior to January 18, 2022 (for Delaware Ivy VIP Core Equity, Delaware Ivy VIP Global Equity Income, Delaware Ivy VIP Global Growth, and Delaware Ivy VIP Value), January 31, 2022 (for Delaware Ivy VIP Corporate Bond and Delaware Ivy VIP Limited-Term Bond) and February 28, 2022 (for Delaware Ivy VIP Securian Real Estate Securities), the Portfolios had an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC). Under the agreement, WISC acted as the agent in providing bookkeeping and accounting services and assistance to each Portfolio, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio paid WISC a monthly fee of one-twelfth of the annual fee based on the average net asset levels shown in the following table:

(M - Millions)	Annual Fee Rate
$0 to $10M	$0
$10 to $25M	11,496
$25 to $50M	48,396
$50 to $100M	82,500
$100 to $200M	23,100
$200 to $350M	35,496
$350 to $550M	63,204
$550 to $750M	96,300
$750 to $1,000M	121,596
Over $1,000M	148,500

In addition, each Portfolio paid WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee was voluntarily waived by WISC until each Portfolio’s net assets were at least $10 million and is included in “Accounting and administration expenses” on the "Statements of operations.”

Effective January 18, 2022 (for Delaware Ivy VIP Core Equity, Delaware Ivy VIP Global Equity Income, Delaware Ivy VIP Global Growth, and Delaware Ivy VIP Value), January 31, 2022 (for Delaware Ivy VIP Corporate Bond and Delaware Ivy VIP Limited-Term Bond) and February 28, 2022 (for Delaware Ivy VIP Securian Real Estate Securities), Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” From the effective dates mentioned above to June 30, 2022, each Portfolio was charged for these services as follows:

Portfolio	Fees
Delaware Ivy VIP Core Equity	$22,066
Delaware Ivy VIP Corporate Bond	20,583
Delaware Ivy VIP Global Equity Income	11,477
Delaware Ivy VIP Global Growth	7,981
Delaware Ivy VIP Limited-Term Bond	14,886
Delaware Ivy VIP Securian Real Estate Securities	5,790
Delaware Ivy VIP Value	15,002

49

Notes to financial statements
Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

Prior to June 27, 2022, under a Transfer Agency Agreement between the Trust and WISC, each Portfolio reimbursed WISC for certain out-of-pocket costs. Effective June 27, 2022, DIFSC is also the transfer agent and dividend disbursing agent of the Portfolios. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Portfolios’ average daily net assets. There were no fees paid for these services from June 27, 2022 through June 30, 2022.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), effective June 27, 2022, BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, each Portfolio pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class II shares. The fees are calculated daily and paid monthly.

From January 1, 2022, (except as noted below) DMC (through April 29, 2023) and WRSCO (through June 24, 2022) have contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) as follows:

Operating expense
limitation as a
percentage of average
daily net assets
Portfolio	Class I Shares
Delaware Ivy VIP Core Equity	0.95%
Delaware Ivy VIP Global Growth	1.13%
Delaware Ivy VIP Securian Real Estate Securities[1]	1.21% [1]

[1]	Effective April 29, 2022. Prior to April 29, 2022, the Portfolio’s investment management fee was reduced by 0.09% of average daily net assets.

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Portfolio. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2022, each Portfolio was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Portfolio	Fees
Delaware Ivy VIP Core Equity	$879
Delaware Ivy VIP Corporate Bond	721
Delaware Ivy VIP Global Equity Income	945
Delaware Ivy VIP Global Growth	170
Delaware Ivy VIP Limited-Term Bond	426
Delaware Ivy VIP Securian Real Estate Securities	47
Delaware Ivy VIP Value	481

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

In addition to the management fees and other expenses of a Portfolio, a Portfolio indirectly bears the investment management fees and other expenses of any Underlying Funds including ETF in which it invests. The amount of these fees and expenses incurred indirectly by a Portfolio will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended June 30, 2022, were executed by the Portfolios pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of

50

investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews a report related to the Portfolios' compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended June 30, 2022, the following Portfolios engaged in Rule 17a-7 securities purchases and securities sales, which resulted in net gains or losses as follows:

	Purchases	Sales	Net realized gain (loss)
Delaware Ivy VIP Global Growth	$—	$1,126,527	$225,645

3. Investments

For the six months ended June 30, 2022, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases		Sales
	other than	Purchases of	other than	Sales of
	US government	US government	US government	US government
Portfolio	securities	securities	securities	securities
Delaware Ivy VIP Core Equity	$205,293,793	$—	$214,877,229	$—
Delaware Ivy VIP Corporate Bond	193,198,347	15,071,247	254,031,074	7,505,891
Delaware Ivy VIP Global Equity Income	59,089,536	—	74,039,983	—
Delaware Ivy VIP Global Growth	72,358,717	—	80,496,752	—
Delaware Ivy VIP Limited-Term Bond	105,636,976	243,092,276	87,129,916	307,577,872
Delaware Ivy VIP Securian Real Estate Securities	7,024,892	—	9,308,930	—
Delaware Ivy VIP Value	178,640,631	—	142,534,222	—

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Portfolio were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Portfolio	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Ivy VIP Core Equity	$549,043,882	$97,982,047	$(37,556,257)	$60,425,790
Delaware Ivy VIP Corporate Bond	591,961,185	1,123,244	(74,603,633)	(73,480,389)
Delaware Ivy VIP Global Equity Income	266,507,453	7,227,893	(39,653,139)	(32,425,246)
Delaware Ivy VIP Global Growth	112,498,182	19,319,186	(14,837,572)	4,481,614
Delaware Ivy VIP Limited-Term Bond	346,449,627	52,348	(11,414,125)	(11,361,777)
Delaware Ivy VIP Securian Real Estate Securities	31,723,695	1,980,987	(2,778,981)	(797,994)
Delaware Ivy VIP Value	355,592,668	39,887,007	(31,959,860)	7,927,147

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

51

Notes to financial statements
Ivy Variable Insurance Portfolios

3. Investments (continued)

asset or liability based on the best information available under the circumstances. Each Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Portfolio's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Portfolio’s investments by fair value hierarchy levels as of June 30, 2022:

Delaware Ivy
VIP Core Equity
Level 1
Securities
Assets:
Common Stocks	$567,035,558
Short-Term Investments	42,434,114
Total Value of Securities	$609,469,672

	Delaware Ivy VIP Corporate Bond
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$—	$—
Convertible Bond	—	513,986	513,986
Corporate Bonds	—	484,716,199	484,716,199
Municipal Bonds	—	5,171,267	5,171,267
Non-Agency Asset-Backed Securities	—	6,001,522	6,001,522
Sovereign Bonds	—	2,456,035	2,456,035
US Treasury Obligations	—	6,162,515	6,162,515
Short-Term Investments	13,459,272	—	13,459,272
Securities Lending Collateral	5,723,390	—	5,723,390
Total Value of Securities	$19,182,662	$505,021,524	$524,204,186

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	Delaware Ivy VIP Global Equity Income
	Level 1	Level 3	Total
Securities
Assets:
Common Stocks
Communication Services	$6,033,814	$—	$6,033,814
Consumer Discretionary	22,139,060	—	22,139,060
Consumer Staples	94,133,262	—	94,133,262
Energy	513	24,111	24,624
Financials	75,232	—	75,232
Healthcare	57,253,561	—	57,253,561
Industrials	19,220,713	—	19,220,713
Information Technology	22,827,342	—	22,827,342
Materials	8,594,841	—	8,594,841
Utilities	89,035	—	89,035
Exchange-Traded Fund	3,049,075	—	3,049,075
Short-Term Investments	641,648	—	641,648
Securities Lending Collateral	11,966,652	—	11,966,652
Total Value of Securities	$246,024,748	$24,111	$246,048,859

Delaware Ivy
VIP Global
Growth
Level 1
Securities
Assets:
Common Stocks	$115,251,458
Short-Term Investments	1,728,338
Securities Lending Collateral	78,373
Total Value of Securities	$117,058,169

	Delaware Ivy VIP Limited-Term Bond
	Level 1	Level 2	Total
Securities
Assets:
Agency Collateralized Mortgage Obligations	$—	$612,898	$612,898
Agency Commercial Mortgage-Backed Securities	—	45,393,095	45,393,095
Agency Mortgage-Backed Security	—	248,636	248,636
Collateralized Debt Obligations	—	22,020,854	22,020,854
Corporate Bonds	—	195,511,502	195,511,502
Non-Agency Asset-Backed Securities	—	10,795,667	10,795,667
Supranational Bank	—	496,702	496,702
US Treasury Obligations	—	52,367,902	52,367,902
Short-Term Investments	7,728,761	—	7,728,761
Securities Lending Collateral	5,383,988	—	5,383,988
Total Value of Securities	$13,112,749	$327,447,256	$340,560,005

53

Notes to financial statements
Ivy Variable Insurance Portfolios

3. Investments (continued)

	Delaware Ivy VIP Limited-Term Bond
	Level 1	Level 2	Total
Derivatives[1]
Assets:
Futures Contracts	$38,200	$—	$38,200
Liabilities:
Futures Contracts	$(126,367)	$—	$(126,367)

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy
VIP Securian
Real Estate
Securities
Level 1
Securities
Assets:
Common Stocks	$30,570,330
Short-Term Investments	355,371
Total Value of Securities	$30,925,701

Delaware Ivy
VIP Value
Level 1
Securities
Assets:
Common Stocks	$355,206,078
Short-Term Investments	8,368,811
Total Value of Securities Before Options Written	$363,574,889
Liabilities:
Options Written	$(252,765)

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments that had a significant impact to each Portfolio. Each Portfolio’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Portfolio's net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to Delaware Ivy VIP Global Equity Income's net assets at the beginning, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments were not considered significant to Delaware Ivy VIP Global Equity Income's net assets at the end of the period. At June 30, 2022, Delaware Ivy VIP Core Equity, Delaware Ivy VIP Corporate Bond, Delaware Ivy VIP Global Equity Income, Delaware Ivy VIP Global Growth, Delaware Ivy VIP Securian Real Estate Securities and Delaware Ivy VIP Value had no Level 3 investments.

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4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Ivy VIP Core Equity		Delaware Ivy VIP Corporate Bond		Delaware Ivy VIP Global Equity Income
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class II	5,688,058	725,598	3,442,908	27,486,227	1,691,198	2,753,932

Shares issued upon reinvestment of dividends and distributions:
Class II	11,746,196	2,139,397	6,328,702	8,183,440	15,493,004	1,077,479
	17,434,254	2,864,995	9,771,610	35,669,667	17,184,202	—

Shares redeemed:
Class II	(4,064,816)	(12,603,405)	(13,917,070)	(30,213,037)	(4,528,194)	(13,470,189)
Net increase (decrease)	13,369,438	(9,738,410)	(4,145,460)	5,456,630	12,656,008	(9,638,778)

	Delaware Ivy VIP Global Growth		Delaware Ivy VIP Limited-Term Bond		Delaware Ivy VIP Securian Real Estate Securities
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class II	485,290	697,690	2,749,543	15,426,726	250,049	599,493

Shares issued upon reinvestment of dividends and distributions:
Class II	6,062,282	1,757,384	1,555,307	1,730,961	660,966	112,146
	6,547,572	—	4,304,850	17,157,687	911,015	711,639

Shares redeemed:
Class II	(2,593,456)	(5,540,553)	(12,177,110)	(23,001,819)	(540,284)	(932,336)
Net increase	3,954,116	(3,085)	(7,872,260)	(5,844,132)	370,731	(220,697)

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Notes to financial statements
Ivy Variable Insurance Portfolios

4. Capital Shares (continued)

	Delaware Ivy VIP Value
	Six months
	ended	Year ended
	6/30/22	12/31/21
Shares sold:
Class II	10,929,484	1,830,507

Shares issued upon reinvestment of dividends and distributions:
Class II	19,434,734	1,136,610
	30,364,218	—

Shares redeemed:
Class II	(5,716,613)	(30,759,047)
Net increase (decrease)	24,647,605	(27,791,930)

5. Line of Credit

Each Portfolio, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15% with the addition of an upfront fee of 0.05%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 31, 2022.

Each Portfolio had no amounts outstanding as of June 30, 2022, or at any time during the period then ended.

6. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds only for purposes of this Note 6) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program was in existence in the past but has now been terminated. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2022.

7. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — Each Portfolio may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. Each Portfolio may enter into these contracts to fix the US dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. Each Portfolio may also enter into these contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies. In addition, each Portfolio may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, each Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. Each Portfolio's maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between each Portfolio and the counterparty and by the posting of collateral by the counterparty to the Portfolio to cover each Portfolio's exposure to the counterparty. Open foreign currency exchange contracts, if any, are disclosed on the "Schedules of investments."

During the six months ended June 30, 2022, Delaware Ivy VIP Global Equity Income and Delaware Ivy VIP Global Growth used foreign currency exchange contracts to hedge the US dollar value of securities it already owns that are denominated in foreign currencies to increase/ decrease exposure to foreign currencies and to facilitate or expedite the settlement of portfolio transactions.

During the six months ended June 30, 2022, Delaware Ivy VIP Global Value Equity Income and Delaware Ivy VIP Global Growth experienced net realized and unrealized gains or losses attributable to foreign currency holdings, which are disclosed on the “Statements of operations.”

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolios may use futures in the normal course of pursuing its investment objective. The Portfolios may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing interest rates or market condition. Upon entering into a futures contract, the Portfolios deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolios because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Delaware Ivy VIP Limited-Term Bond posted $202,211 cash collateral as margin for open futures contracts, which is included in “Cash collateral due from broker on futures contracts” on the “Statements of assets and liabilities.” Open futures contracts, if any, are disclosed on the "Schedules of investments."

During the six months ended June 30, 2022, Delaware Ivy VIP Limited-Term Bond invested in futures contracts to hedge the Portfolio’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Delaware Ivy VIP Limited-Term Bond also invested in futures contracts as a cash management tool.

During the six month ended June 30, 2022, Delaware Ivy Limited-Term Bond experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of operations.”

Options Contracts — During the six months ended June 30, 2022, Delaware Ivy VIP Value entered into options contracts in the normal course of pursuing its investment objective. The Portfolio may buy or write options contracts for any number of reasons, including without limitation: to manage the Portfolio's exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Portfolio’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Portfolio may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Portfolio buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the option purchased. When the Portfolio writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Portfolio is subject to

57

Notes to financial statements
Ivy Variable Insurance Portfolios

7. Derivatives (continued)

minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. Delaware Ivy VIP Value pledged securities collateral valued at $23,964 as collateral for open options contracts. Open options contracts, if any, are disclosed on the "Schedules of investments."

During the six months ended June 30, 2022, Delaware Ivy VIP Value used options contracts to protect the value of portfolio securities, selling put options to purchase the underlying security for the Portfolio at a price lower than the current market value of the security and to facilitate investments in portfolio securities.

During the six months ended June 30, 2022, Delaware Ivy VIP Value experienced net realized and unrealized gains or losses attributable to options contracts, which are disclosed on the “Statements of operations.”

The table below summarizes the average quarterly balance of derivative holdings by each Portfolio during the six months ended June 30, 2022:

Long Derivative Volume
Delaware Ivy VIP Global Equity Income
Foreign currency exchange contracts (average notional value)	$456,627

	Long Derivative Volume
	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Limited-Term Bond
Foreign currency exchange contracts (average notional value)	$150,218	$—
Futures contracts (average notional value)	—	17,708,292

Short Derivative Volume
Delaware Ivy VIP Global Equity Income
Foreign currency exchange contracts (average notional value)	$83,741

	Short Derivative Volume
	Delaware Ivy VIP Global Growth	Delaware Ivy VIP Limited-Term Bond
Foreign currency exchange contracts (average notional value)	$487,675	$—
Futures contracts (average notional value)	—	8,032,523

Short Derivative Volume
Delaware Ivy VIP Value
Options contracts (average notional value)*	$219,130

*	Long represents purchased options and short represents written options.

8. Offsetting

Each Portfolio entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties in order to better define its contractual rights and to secure rights that will help each Portfolio mitigate its counterparty risk. An ISDA Master Agreement is a bilateral agreement between each Portfolio and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of

58

default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, each Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements on the “Statements of assets and liabilities.”

Offsetting of Financial Assets and Liabilities and Derivative Assets and Liabilities

Securities lending transactions are entered into by the Portfolios under master securities lending agreements (each, an MSLA) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Portfolios, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy of insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Portfolios can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral (see also Note 9).

As of June 30, 2022, the following table is a summary of the Portfolios' securities lending agreements by counterparty which are subject to offset under an MSLA:

Delaware Ivy VIP Core Equity

Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received(a)	Received	Received	Net Exposure(b)
Bank of New York Mellon	$1,333,733	$ —	$1,333,733	$1,333,733	$ —
Delaware Ivy VIP Corporate Bond
Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received(a)	Received	Received	Net Exposure(b)
Bank of New York Mellon	$24,844,843	$5,723,390	$19,121,453	$24,844,843	$ —
Delaware Ivy VIP Global Equity Income
Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received(a)	Received	Received	Net Exposure(b)
Bank of New York Mellon	$18,468,460	$11,966,652	$6,501,808	$18,468,460	$ —
Delaware Ivy VIP Global Growth
Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received(a)	Received	Received	Net Exposure(b)
Bank of New York Mellon	$1,774,336	$78,373	$1,695,963	$1,774,336	$ —
Delaware Ivy VIP Limited-Term Bond
Fair Value of
	Securities	Cash	Non-Cash	Net
	Loaned	Collateral	Collateral	Collateral
Counterparty	at Value	Received(a)	Received	Received	Net Exposure(b)
Bank of New York Mellon	$3,767,143	$3,767,143	$ —	$3,767,143	$ —

59

Notes to financial statements
Ivy Variable Insurance Portfolios

8. Offsetting (continued)

(a) The value of the related collateral exceeded the value of the derivatives and securities lending transactions as of June 30, 2022, as applicable.

(b) Net exposure represents the receivable (payable) that would be due from (to) the counterparty in the event of default.

9. Securities Lending

Each Portfolio, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Portfolio's cash collateral account may be less than the amount each Portfolio would be required to return to the borrowers of the securities and each Portfolio would be required to make up for this shortfall.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022:

	Overnight
	and	Under	Between	Over
Securities Lending Transactions	continuous	30 days	30 & 90 days	90 Days	Total
Delaware Ivy VIP Corporate Bond
Money market mutual fund	$5,723,390	$—	$—	$—	$5,723,390
Delaware Ivy VIP Global Equity Income
Money market mutual fund	11,966,652	—	—	—	11,966,652
Delaware Ivy VIP Global Growth
Money market mutual fund	78,373	—	—	—	78,373
Delaware Ivy VIP Limited-Term Bond
Money market mutual fund	5,383,988	—	—	—	5,383,988

The following is a summary of each Portfolio’s securities lending positions and related cash and non-cash collateral received as of June 30, 2022:

		Values of non-
	Values of securities on loan	cash collateral	Values of invested collateral
Delaware Ivy VIP Core Equity	$1,333,733	$1,341,909	$—
Delaware Ivy VIP Corporate Bond	24,844,843	19,773,296	5,723,390
Delaware Ivy VIP Global Equity Income	18,468,460	7,444,585	11,966,652
Delaware Ivy VIP Global Growth	1,774,336	1,755,026	78,373
Delaware Ivy VIP Limited-Term Bond	3,767,143	17,955,563	5,383,988

Investments purchased with cash collateral are presented on the “Schedules of investments” under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Portfolios' performance.

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, IBORs) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Portfolio invests will cause the NAV of the Portfolio to fluctuate.

Some countries in which the Portfolios may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited. In addition, a significant portion of

61

Notes to financial statements
Ivy Variable Insurance Portfolios

10. Credit and Market Risk (continued)

the aggregate market value of securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Portfolios.

Certain Portfolios invest a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by S&P and lower than Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher-rated securities. Additionally, lower-rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Certain Portfolios invest in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are CMOs. CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on a Portfolios' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Portfolio may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

Certain Portfolios invest in bank loans and other securities that may subject them to direct indebtedness risk, the risk that the Portfolios will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Portfolio more protection than unsecured loans in the event of non-payment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Portfolio may involve revolving credit facilities or other standby financing commitments that obligate the Portfolio to pay additional cash on a certain date or on demand. These commitments may require each Portfolio to increase its investment in a company at a time when the Portfolio might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that each Portfolio is committed to advance additional funds, it will at all times hold and maintain cash or other high grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased, the Portfolio may pay an assignment fee. On an ongoing basis, the Portfolio may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Portfolio may be required to rely upon another lending institution to collect and pass on to the Portfolio amounts payable with respect to the loan and to enforce the Portfolio's rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Portfolio from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Portfolio.

Certain Portfolios invest in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Portfolios will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Certain Portfolios may invest in REITs and are subject to the risks associated with that industry. If a Portfolio holds real estate directly or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended June 30, 2022. The Portfolios' REIT holdings are also affected by interest rate changes, particularly if the REITs they hold use floating rate debt to finance their ongoing operations. The Portfolios also invest in real estate acquired as a result of ownership of securities or other instruments, including issuers that invest, deal, or otherwise engage in transactions in real estate or

62

interests therein. These instruments may include interests in private equity limited partnerships or limited liability companies that hold real estate investments (Real Estate Limited Partnerships). The Portfolios will limit their investments in Real Estate Limited Partnerships to 5% of their total assets at the time of purchase.

Each Portfolio may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Portfolio from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Portfolios' limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Portfolios' 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

11. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, each Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2020, FASB issued an Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

13. Subsequent Events

On May 19, 2022, the Board of Trustees of the Ivy Variable Insurance Portfolios (“Board”) approved the termination of the Sub-Advisory Agreement between DMC and Securian Asset Management, Inc. as it relates to the Delaware Ivy VIP Securian Real Estate Securities. In addition, the Board approved the transition of day-to-day portfolio management responsibilities to the Macquarie Global Listed Real Estate team (“GLRE team”), whose members provide services via DMC and DMC’s affiliated sub-advisors. Accordingly, the Board approved the appointment of the following affiliated sub-advisors of DMC, Macquarie Investment Management Global Limited (“MIMGL”), Macquarie Investment Management Europe Limited (“MIMEL”), and Macquarie Funds Management Hong Kong Limited (“MFMHKL”). In addition, the Board approved the appointment of MFMHKL and MIMGL to provide trading and quantitative support to the Fund. Further, the Board approved a name change of the Fund. These changes went into effect on July 29, 2022.

At a meeting on July 19, 2022, the shareholders of Delaware VIP Global Value Equity (formerly, Delaware Ivy VIP Global Equity Income) approved an amendment to its fundamental investment restriction related to industry concentration and a change in its diversification status. These changes, along with the Portfolio name change, went into effect on July 29, 2022.

Management has determined that no other material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Portfolios' financial statements.

63

Other Portfolio information
Ivy Variable Insurance Portfolios

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end portfolios (other than money market portfolios) to adopt and implement a program reasonably designed to assess and manage the portfolio’s “liquidity risk,” defined as the risk that the portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio.

The Portfolios have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Portfolio in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Portfolio’s liquidity risk; (2) classification of each of the Portfolio’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for portfolios that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Portfolio’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Portfolio’s acquisition of Illiquid investments if, immediately after the acquisition, each Portfolio would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Portfolio’s holdings of Illiquid assets exceed 15% of the Portfolio’s net assets. Portfolios with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Portfolio’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Portfolios during both normal and reasonably foreseeable stressed conditions; and (3) each Portfolio’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Portfolio’s holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Portfolio primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 17-19, 2022, the Program Administrator provided the required written annual report to the Board addressing the Program's operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2021 through March 31, 2022. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and each Portfolio's liquidity needs. Each Portfolio's HLIM is set at an appropriate level and the Portfolios complied with their HLIM at all times during the reporting period.

64

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio’s Forms N-PORT, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Portfolio’s most recent Form N-PORT are available without charge on each Portfolio’s website at delawarefunds.com/vip/literature. Each Portfolio's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Portfolio's website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2330780)
SEMIANN-VIP2-822

Semiannual report

Ivy Variable Insurance Portfolios
Delaware Ivy VIP Pathfinder Aggressive
Delaware Ivy VIP Pathfinder Conservative
Delaware Ivy VIP Pathfinder Moderate
Delaware Ivy VIP Pathfinder Moderately Aggressive
Delaware Ivy VIP Pathfinder Moderately Conservative
Delaware Ivy VIP Pathfinder Moderate — Managed Volatility
Delaware Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility
Delaware Ivy VIP Pathfinder Moderately Conservative — Managed Volatility

June 30, 2022

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

Other than Macquarie Bank Limited ABN 46 008 583 542 ("Macquarie Bank"), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Portfolios are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of June 30, 2022, and subject to change for events occurring after such date.

The Portfolios are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

The Portfolios are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

Carefully consider the investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the prospectus and summary prospectus, which may be obtained by visiting delawarefunds.com/products/vip-literature or calling 800 523-1918. Investors should read the prospectus and summary prospectus carefully before investing.

© 2022 Macquarie Management Holdings, Inc.

Disclosure of Portfolio expenses
For the six-month period from January 1, 2022 to June 30, 2022 (Unaudited)

Delaware Ivy VIP Pathfinder Aggressive seeks to provide growth of capital consistent with a more aggressive level of risk as compared to the other Delaware Ivy VIP Pathfinder Portfolios.

Delaware Ivy VIP Pathfinder Conservative seeks to provide total return consistent with a conservative level of risk as compared to the other Delaware Ivy VIP Pathfinder Portfolios.

Delaware Ivy VIP Pathfinder Moderate seeks to provide total return consistent with a moderate level of risk as compared to the other Delaware Ivy VIP Pathfinder Portfolios.

Delaware Ivy VIP Pathfinder Moderately Aggressive seeks to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Delaware Ivy VIP Pathfinder Portfolios.

Delaware Ivy VIP Pathfinder Moderately Conservative seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Delaware Ivy VIP Pathfinder Portfolios.

Delaware Ivy VIP Pathfinder Moderate — Managed Volatility seeks to provide total return consistent with a moderate level of risk as compared to the other Delaware Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.

Delaware Ivy VIP Pathfinder Moderately Aggressive — Managed Volatility seeks to provide growth of capital, but also to seek income consistent with a moderately aggressive level of risk as compared to the other Delaware Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.

Delaware Ivy VIP Pathfinder Moderately Conservative — Managed Volatility seeks to provide total return consistent with a moderately conservative level of risk as compared to the other Delaware Ivy VIP Pathfinder Managed Volatility Portfolios, while seeking to manage volatility of investment return.

As a shareholder of the Portfolio, you incur ongoing costs, which may include management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from January 1, 2022 to June 30, 2022.

Actual expenses

The first section of the tables shown, “Actual Portfolio return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on a Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only. As a shareholder of the Portfolio, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Portfolios' expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Delaware Ivy VIP Pathfinder Aggressive
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$808.10	0.12%	$0.54
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,024.20	0.12%	$0.60

(continues)                    1

Disclosure of Portfolio expenses

Delaware Ivy VIP Pathfinder Conservative
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$849.30	0.08%	$0.37
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,024.40	0.08%	$0.40

Delaware Ivy VIP Pathfinder Moderate
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$829.10	0.04%	$0.18
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,024.60	0.04%	$0.20

Delaware Ivy VIP Pathfinder Moderately Aggressive
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22
Actual Portfolio return
Class II	$1,000.00	$818.90	0.05%	$0.23
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,024.55	0.05%	$0.25

Delaware Ivy VIP Pathfinder Moderately Conservative
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$839.60	0.07%	$0.32
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,024.45	0.07%	$0.35

Delaware Ivy VIP Pathfinder Moderate - Managed Volatility
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22
Actual Portfolio return
Class II	$1,000.00	$853.60	0.25%	$1.15
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,023.55	0.25%	$1.25

Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$842.80	0.29%	$1.33
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,023.36	0.29%	$1.45

2

Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility
Expense analysis of an investment of $1,000

				Expenses
				Paid
	Beginning	Ending		During
	Account	Account	Annualized	Period
	Value	Value	Expense	1/1/22 to
	1/1/22	6/30/22	Ratio	6/30/22*
Actual Portfolio return†
Class II	$1,000.00	$864.60	0.40%	$1.85
Hypothetical 5% return (5% return before expenses)
Class II	$1,000.00	$1,022.81	0.40%	$2.01

*	“Expenses Paid During Period” are equal to the relevant Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Portfolios' expenses reflected above and on the previous pages, each Portfolio also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The tables above and on the previous pages do not reflect the expenses of any applicable Underlying Funds.

(continues)                    3

Security type

As of June 30, 2022 (Unaudited)

Delaware Ivy VIP Pathfinder Aggressive

Percentage
Security type	of net assets
Affiliated Mutual Funds	99.52%
Short-Term Investments	0.51%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Conservative

Percentage
Security type	of net assets
Affiliated Mutual Funds	99.51%
Short-Term Investments	0.52%
Total Value of Securities	100.03%
Liabilities Net of Receivables and Other Assets	(0.03%)
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderate

Percentage
Security type	of net assets
Affiliated Mutual Funds	99.52%
Short-Term Investments	0.53%
Total Value of Securities	100.05%
Liabilities Net of Receivables and Other Assets	(0.05%)
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderately Aggressive

Percentage
Security type	of net assets
Affiliated Mutual Funds	99.52%
Short-Term Investments	0.54%
Total Value of Securities	100.06%
Liabilities Net of Receivables and Other Assets	(0.06%)
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderately Conservative

Percentage
Security type	of net assets
Affiliated Mutual Funds	99.48%
Short-Term Investments	0.52%
Total Value of Securities	100.00%
Receivables and Other Assets Net of Liabilities	0.00%
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderate - Managed Volatility

Percentage
Security type	of net assets
Affiliated Mutual Funds	96.21%
Short-Term Investments	2.99%
Total Value of Securities	99.20%
Receivables and Other Assets Net of Liabilities	0.80%
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility

Percentage
Security type	of net assets
Affiliated Mutual Funds	96.20%
Short-Term Investments	3.09%
Total Value of Securities	99.29%
Receivables and Other Assets Net of Liabilities	0.71%
Total Net Assets	100.00%

Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility

Percentage
Security type	of net assets
Affiliated Mutual Funds	96.18%
Short-Term Investments	3.09%
Total Value of Securities	99.27%
Receivables and Other Assets Net of Liabilities	0.73%
Total Net Assets	100.00%

4

Schedules of investments
Delaware Ivy VIP Pathfinder Aggressive

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Affiliated Mutual Funds – 99.52%<<
Delaware Ivy VIP Core Equity
Class II	774,125	$8,585,043
Delaware Ivy VIP Corporate Bond
Class II	1,126,337	5,147,362
Delaware Ivy VIP Global Equity
Income Class II	1,786,215	7,573,553
Delaware Ivy VIP Growth Class II	1,076,950	8,594,057
Delaware Ivy VIP High Income
Class I	51,025	138,788
Delaware Ivy VIP International Core
Equity Class II	653,127	8,843,333
Delaware Ivy VIP Limited-Term
Bond Class II	657,352	3,023,821
Delaware Ivy VIP Mid Cap Growth
Class I	386,125	3,587,106
Delaware Ivy VIP Small Cap
Growth Class I	99,599	606,556
Delaware Ivy VIP Smid Cap Core
Class II	57,610	604,326
Delaware Ivy VIP Value Class II	1,588,544	8,308,086
Total Affiliated Mutual Funds
(cost $73,480,782)		55,012,031

Short-Term Investments – 0.51%
Money Market Mutual Fund – 0.51%
State Street Institutional US
Government Money Market Fund
– Premier Class (seven-day
effective yield 1.43%)	283,043	283,043
Total Short-Term Investments
(cost $283,043)		283,043
Total Value of Securities–100.03%
(cost $73,763,825)		$55,295,074

<<	Affiliated company. See Note 2 in "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

5

Schedules of investments
Delaware Ivy VIP Pathfinder Conservative

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Affiliated Mutual Funds – 99.51%<<
Delaware Ivy VIP Core Equity
Class II	779,744	$8,647,357
Delaware Ivy VIP Corporate Bond
Class II	5,564,176	25,428,287
Delaware Ivy VIP Global Equity
Income Class II	990,031	4,197,730
Delaware Ivy VIP Growth Class II	1,088,893	8,689,369
Delaware Ivy VIP High Income
Class I	402,641	1,095,183
Delaware Ivy VIP International Core
Equity Class II	337,801	4,573,828
Delaware Ivy VIP Limited-Term
Bond Class II	5,035,139	23,161,638
Delaware Ivy VIP Mid Cap Growth
Class I	392,340	3,644,843
Delaware Ivy VIP Small Cap
Growth Class I	101,280	616,796
Delaware Ivy VIP Smid Cap Core
Class II	58,101	609,476
Delaware Ivy VIP Value Class II	1,598,632	8,360,845
Total Affiliated Mutual Funds
(cost $112,298,418)		89,025,352

Short-Term Investments – 0.52%
Money Market Mutual Fund – 0.52%
State Street Institutional US
Government Money Market Fund
– Premier Class (seven-day
effective yield 1.43%)	462,901	462,901
Total Short-Term Investments
(cost $462,901)		462,901
Total Value of Securities–100.03%
(cost $112,761,319)		$89,488,253

<<	Affiliated company. See Note 2 in "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

6

Delaware Ivy VIP Pathfinder Moderate

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Affiliated Mutual Funds – 99.52%<<
Delaware Ivy VIP Core Equity
Class II	5,523,612	$61,256,852
Delaware Ivy VIP Corporate Bond
Class II	20,352,565	93,011,221
Delaware Ivy VIP Global Equity
Income Class II	10,549,751	44,730,945
Delaware Ivy VIP Growth Class II	7,691,698	61,379,748
Delaware Ivy VIP High Income
Class I	1,343,711	3,654,893
Delaware Ivy VIP International
Core Equity Class II	3,785,364	51,253,822
Delaware Ivy VIP Limited-Term
Bond Class II	16,772,773	77,154,756
Delaware Ivy VIP Mid Cap Growth
Class I	2,761,113	25,650,743
Delaware Ivy VIP Small Cap
Growth Class I	712,411	4,338,584
Delaware Ivy VIP Smid Cap Core
Class II	411,877	4,320,592
Delaware Ivy VIP Value Class II	11,380,297	59,518,954
Total Affiliated Mutual Funds
(cost $628,593,786)		486,271,110

Short-Term Investments – 0.53%
Money Market Mutual Fund – 0.53%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	2,585,856	2,585,856
Total Short-Term Investments
(cost $2,585,856)		2,585,856
Total Value of Securities–100.05%
(cost $631,179,642)		$488,856,966

<<	Affiliated company. See Note 2 in "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

7

Schedules of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Affiliated Mutual Funds – 99.52%<<
Delaware Ivy VIP Core Equity
Class II	7,420,176	$82,289,754
Delaware Ivy VIP Corporate Bond
Class II	18,258,895	83,443,149
Delaware Ivy VIP Global Equity
Income Class II	15,891,511	67,380,007
Delaware Ivy VIP Growth Class II	10,351,479	82,604,804
Delaware Ivy VIP High Income
Class I	1,083,470	2,947,039
Delaware Ivy VIP International
Core Equity Class II	5,760,590	77,998,393
Delaware Ivy VIP Limited-Term
Bond Class II	13,642,947	62,757,554
Delaware Ivy VIP Mid Cap Growth
Class I	3,712,486	34,488,993
Delaware Ivy VIP Small Cap
Growth Class I	957,623	5,831,922
Delaware Ivy VIP Smid Cap Core
Class II	552,410	5,794,783
Delaware Ivy VIP Value Class II	15,284,714	79,939,054
Total Affiliated Mutual Funds
(cost $768,312,525)		585,475,452

Short-Term Investments – 0.54%
Money Market Mutual Fund – 0.54%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	3,149,784	3,149,784
Total Short-Term Investments
(cost $3,149,784)		3,149,784
Total Value of Securities–100.06%
(cost $771,462,309)		$588,625,236

<<	Affiliated company. See Note 2 in "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

8

Delaware Ivy VIP Pathfinder Moderately Conservative

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Affiliated Mutual Funds – 99.48%<<
Delaware Ivy VIP Core Equity
Class II	1,449,928	$16,079,703
Delaware Ivy VIP Corporate Bond
Class II	7,615,342	34,802,115
Delaware Ivy VIP Global Equity
Income Class II	2,374,543	10,068,061
Delaware Ivy VIP Growth Class II	2,016,038	16,087,981
Delaware Ivy VIP High Income
Class I	533,726	1,451,736
Delaware Ivy VIP International
Core Equity Class II	835,991	11,319,324
Delaware Ivy VIP Limited-Term
Bond Class II	6,626,058	30,479,866
Delaware Ivy VIP Mid Cap Growth
Class I	722,483	6,711,864
Delaware Ivy VIP Small Cap
Growth Class I	187,270	1,140,473
Delaware Ivy VIP Smid Cap Core
Class II	108,263	1,135,683
Delaware Ivy VIP Value Class II	2,999,230	15,685,972
Total Affiliated Mutual Funds
(cost $185,164,125)		144,962,778

Short-Term Investments – 0.52%
Money Market Mutual Fund – 0.52%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	758,206	758,206
Total Short-Term Investments
(cost $758,206)		758,206
Total Value of Securities – 100.00%
(cost $185,922,331)		$145,720,984

<<	Affiliated company. See Note 2 in "Notes to financial statements."

See accompanying notes, which are an integral part of the financial statements.

9

Schedules of investments
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Affiliated Mutual Funds – 96.21%<<
Delaware Ivy VIP Core Equity
Class II	4,724,376	$52,393,329
Delaware Ivy VIP Corporate Bond
Class II	17,786,737	81,285,387
Delaware Ivy VIP Global Equity
Income Class II	9,378,418	39,764,493
Delaware Ivy VIP Growth Class II	6,604,337	52,702,613
Delaware Ivy VIP High Income
Class I	1,165,143	3,169,189
Delaware Ivy VIP International
Core Equity Class II	3,291,538	44,567,426
Delaware Ivy VIP Limited-Term
Bond Class II	15,264,250	70,215,549
Delaware Ivy VIP Mid Cap Growth
Class I	2,358,593	21,911,331
Delaware Ivy VIP Small Cap
Growth Class I	602,780	3,670,928
Delaware Ivy VIP Smid Cap Core
Class II	347,952	3,650,017
Delaware Ivy VIP Value Class II	9,865,585	51,597,008
Total Affiliated Mutual Funds
(cost $555,243,859)		424,927,270

Short-Term Investments – 2.99%
Money Market Mutual Fund – 2.99%
State Street Institutional US
Government Money Market
Fund – Premier Class (seven-
day effective yield 1.43%)	13,193,848	13,193,848
Total Short-Term Investments
(cost $13,193,848)		13,193,848
Total Value of Securities – 99.20%
(cost $568,437,707)		$438,121,118

<<	Affiliated company. See Note 2 in "Notes to financial statements."

The following futures contracts were outstanding at June 30, 2022:1

Futures Contracts
Exchange-Traded

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
(24)	E-Mini Russell 2000 Index	$(2,049,600)	$(2,267,277)	9/16/22	$217,677	$16,080
(341)	E-Mini S&P 500 Index	(64,610,975)	(70,165,807)	9/16/22	5,554,832	541,338
Total Futures Contracts			$(72,433,084)		$5,772,509	$557,418

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

10

Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Affiliated Mutual Funds – 96.20%<<
Delaware Ivy VIP Core Equity
Class II	963,442	$10,684,574
Delaware Ivy VIP Corporate Bond
Class II	2,404,925	10,990,509
Delaware Ivy VIP Global Equity
Income Class II	2,134,046	9,048,356
Delaware Ivy VIP Growth Class II	1,345,682	10,738,542
Delaware Ivy VIP High Income
Class I	142,866	388,594
Delaware Ivy VIP International Core
Equity Class II	758,086	10,264,485
Delaware Ivy VIP Limited-Term
Bond Class II	1,885,924	8,675,251
Delaware Ivy VIP Mid Cap Growth
Class I	480,620	4,464,963
Delaware Ivy VIP Small Cap
Growth Class I	123,966	754,950
Delaware Ivy VIP Smid Cap Core
Class II	71,559	750,655
Delaware Ivy VIP Value Class II	2,011,828	10,521,860
Total Affiliated Mutual Funds
(cost $102,485,971)		77,282,739

Short-Term Investments – 3.09%
Money Market Mutual Fund – 3.09%
State Street Institutional US
Government Money Market Fund
– Premier Class (seven-day
effective yield 1.43%)	2,484,957	2,484,957
Total Short-Term Investments
(cost $2,484,957)		2,484,957
Total Value of Securities – 99.29%
(cost $104,970,928)		$79,767,696

<<	Affiliated company. See Note 2 in "Notes to financial statements."

The following futures contracts were outstanding at June 30, 2022:1

Futures Contracts
Exchange-Traded

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
(4)	E-Mini Russell 2000 Index	$(341,600)	$(377,880)	9/16/22	$36,280	$2,680
(63)	E-Mini S&P 500 Index	(11,936,925)	(12,963,184)	9/16/22	1,026,259	100,013
Total Futures Contracts			$(13,341,064)		$1,062,539	$102,693

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

11

Schedules of investments
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility

June 30, 2022 (Unaudited)

	Number of
	shares	Value (US $)
Affiliated Mutual Funds – 96.18%<<
Delaware Ivy VIP Core Equity
Class II	313,092	$3,472,194
Delaware Ivy VIP Corporate Bond
Class II	1,663,966	7,604,325
Delaware Ivy VIP Global Equity
Income Class II	529,431	2,244,786
Delaware Ivy VIP Growth Class II	437,644	3,492,399
Delaware Ivy VIP High Income
Class I	115,427	313,962
Delaware Ivy VIP International Core
Equity Class II	182,569	2,471,980
Delaware Ivy VIP Limited-Term
Bond Class II	1,487,254	6,841,368
Delaware Ivy VIP Mid Cap Growth
Class I	156,475	1,453,648
Delaware Ivy VIP Small Cap
Growth Class I	40,303	245,448
Delaware Ivy VIP Smid Cap Core
Class II	23,267	244,071
Delaware Ivy VIP Value Class II	653,716	3,418,934
Total Affiliated Mutual Funds
(cost $41,883,950)		31,803,115

Short-Term Investments – 3.09%
Money Market Mutual Fund – 3.09%
State Street Institutional US
Government Money Market Fund
– Premier Class (seven-day
effective yield 1.43%)	1,023,512	1,023,512
Total Short-Term Investments
(cost $1,023,512)		1,023,512
Total Value of Securities – 99.27%
(cost $42,907,462)		$32,826,627

<<	Affiliated company. See Note 2 in "Notes to financial statements."

The following futures contracts were outstanding at June 30, 2022:1

Futures Contracts
Exchange-Traded

						Variation
						Margin
			Notional		Value/	Due from
		Notional	Cost	Expiration	Unrealized	(Due to)
Contracts to Buy (Sell)		Amount	(Proceeds)	Date	Appreciation	Brokers
(3)	E-Mini Russell 2000 Index	$(256,200)	$(283,410)	9/16/22	$27,210	$2,010
(26)	E-Mini S&P 500 Index	(4,926,350)	(5,349,885)	9/16/22	423,535	41,275
Total Futures Contracts			$(5,633,295)		$450,745	$43,285

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Portfolio's total exposure in such contracts, whereas only the variation margin is reflected in the Portfolio's net assets.

[1]	See Note 6 in “Notes to financial statements.”

Summary of abbreviations:
S&P – Standard & Poor’s Financial Services LLC

See accompanying notes, which are an integral part of the financial statements.

12

Statements of assets and liabilities
Ivy Variable Insurance Portfolios

June 30, 2022 (Unaudited)

				Delaware Ivy
	Delaware Ivy	Delaware Ivy	Delaware Ivy	VIP
	VIP	VIP	VIP	Pathfinder
	Pathfinder	Pathfinder	Pathfinder	Moderately
	Aggressive	Conservative	Moderate	Aggressive
Assets:
Investments, at value*	$283,043	$462,901	$2,585,856	$3,149,784
Investments of affiliated issuers, at value**	55,012,031	89,025,352	486,271,110	585,475,452
Receivable for portfolio shares sold	24	1	129	1,058
Receivable for securities sold	—	39,204	67,702	54,602
Total Assets	55,295,098	89,527,458	488,924,797	588,680,896
Liabilities:
Due to custodian	8,203	17,628	136,299	196,331
Other accrued expenses	5,623	7,485	77,667	108,037
Payable for portfolio shares redeemed	2,322	38,215	79,606	72,065
Accounting and administration expenses payable to affiliates	1,712	2,911	22,990	28,079
Total Liabilities	17,860	66,239	316,562	404,512
Total Net Assets	$55,277,238	$89,461,219	$488,608,235	$588,276,384

Net Assets Consist of:
Paid-in capital	$61,627,021	$100,784,439	$544,939,953	$655,035,959
Total distributable earnings (loss)	(6,349,783)	(11,323,220)	(56,331,718)	(66,759,575)
Total Net Assets	$55,277,238	$89,461,219	$488,608,235	$588,276,384
Net Asset Value

Class II:
Net assets	$55,277,238	$89,461,219	$488,608,235	$588,276,384
Shares of beneficial interest outstanding, unlimited authorization, no par	14,003,873	21,465,972	121,857,696	145,710,585
Net asset value per share	$3.95	$4.17	$4.01	$4.04
___________________
*Investments, at cost	$283,043	$462,901	$2,585,856	$3,149,784
**Investments of affiliated issuers, at cost	73,480,782	112,298,418	628,593,786	768,312,525

See accompanying notes, which are an integral part of the financial statements.

13

Statements of assets and liabilities
Ivy Variable Insurance Portfolios

			Delaware Ivy	Delaware Ivy
		Delaware Ivy	VIP	VIP
	Delaware Ivy	VIP	Pathfinder	Pathfinder
	VIP	Pathfinder	Moderately	Moderately
	Pathfinder	Moderate -	Aggressive -	Conservative -
	Moderately	Managed	Managed	Managed
	Conservative	Volatility	Volatility	Volatility
Assets:
Investments, at value*	$758,206	$13,193,848	$2,484,957	$1,023,512
Investments of affiliated issuers, at value**	144,962,778	424,927,270	77,282,739	31,803,115
Cash collateral due from broker on futures contracts	—	3,712,500	683,500	289,500
Prepaid expenses	43,034	—	—	—
Receivable for securities sold	36,350	—	—	—
Receivable for portfolio shares sold	2	104,929	—	—
Variation margin due from broker on futures contracts	—	557,418	102,693	43,285
Other assets	—	1,810,300	335,000	145,900
Total Assets	145,800,370	444,306,265	80,888,889	33,305,312
Liabilities:
Due to custodian	31,553	1,810,300	422,263	186,786
Payable for portfolio shares redeemed	36,694	35,235	7,389	3,809
Accounting and administration expenses payable to affiliates	8,201	22,347	2,456	1,095
Payable for securities purchased	—	678,834	102,237	37,846
Investment management fees payable to affiliates	—	72,903	13,452	5,408
Other accrued expenses	—	38,380	2,890	2,485
Total Liabilities	76,448	2,657,999	550,687	237,429
Total Net Assets	$145,723,922	$441,648,266	$80,338,202	$33,067,883

Net Assets Consist of:
Paid-in capital	$163,055,144	$488,612,372	$87,859,321	$37,612,323
Total distributable earnings (loss)	(17,331,222)	(46,964,106)	(7,521,119)	(4,544,440)
Total Net Assets	$145,723,922	$441,648,266	$80,338,202	$33,067,883
Net Asset Value

Class II:
Net assets	$145,723,922	$441,648,266	$80,338,202	$33,067,883
Shares of beneficial interest outstanding, unlimited authorization, no par	35,437,930	103,760,575	17,268,526	9,848,288
Net asset value per share	$4.11	$4.26	$4.65	$3.36
____________________
*Investments, at cost	$758,206	$13,193,848	$2,484,957	$1,023,512
**Investments of affiliated issuers, at cost	185,164,125	555,243,859	102,485,971	41,883,950

See accompanying notes, which are an integral part of the financial statements.

14

Statement of operations
Ivy Variable Insurance Portfolios

Six months ended June 30, 2022 (Unaudited)

				Delaware Ivy VIP
	Delaware Ivy VIP	Delaware Ivy VIP	Delaware Ivy VIP	Pathfinder Moderately
	Pathfinder Aggressive	Pathfinder Conservative	Pathfinder Moderate	Aggressive
Investment Income:
Dividend from affiliated funds	$847,877	$1,469,358	$7,819,267	$9,290,969
Dividends	259	435	2,201	2,639
	848,136	1,469,793	7,821,468	9,293,608

Expenses:
Accounting and administration expenses	19,258	23,013	69,991	82,621
Audit and tax fees	5,992	4,533	5,488	10,352
Reports and statements to shareholders
servicing expenses	4,724	4,827	5,094	6,883
Trustees’ fees and expenses	2,039	2,864	19,016	26,488
Legal fees	470	129	3,837	3,576
Custodian fees	328	323	386	611
Registration fees	3	3	3	3
Other	4,487	5,335	17,710	22,229
Total operating expenses	37,301	41,027	121,525	152,763
Net Investment Income (Loss)	810,835	1,428,766	7,699,943	9,140,845

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated investments	910,657	712,129	5,350,171	6,835,422
Capital gain received from investments
in affiliated funds	10,446,732	9,912,252	73,298,639	100,464,990
Net realized gain (loss)	11,357,389	10,624,381	78,648,810	107,300,412

Net change in unrealized appreciation
(depreciation) on:
Affiliated investments	(25,814,328)	(28,259,429)	(191,030,649)	(252,439,919)
Net Realized and Unrealized Gain (Loss)	(14,456,939)	(17,635,048)	(112,381,839)	(145,139,507)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(13,646,104)	$(16,206,282)	$(104,681,896)	$(135,998,662)

See accompanying notes, which are an integral part of the financial statements.

15

Statement of operations
Ivy Variable Insurance Portfolios

			Delaware Ivy VIP	Delaware Ivy VIP
	Delaware Ivy VIP	Delaware Ivy VIP	Pathfinder Moderately	Pathfinder Moderately
	Pathfinder Moderately	Pathfinder Moderate -	Aggressive -	Conservative -
	Conservative	Managed Volatility	Managed Volatility	Managed Volatility
Investment Income:
Dividend from affiliated funds	$2,378,169	$6,685,372	$1,204,867	$510,051
Dividends	662	12,082	2,221	971
	2,378,831	6,697,454	1,207,088	511,022

Expenses:
Investment advisory fees	—	474,341	89,504	35,563
Accounting and administration expenses	38,598	65,930	22,527	17,919
Audit and tax fees	5,992	5,716	6,501	5,729
Trustees’ fees and expenses	5,375	13,342	1,829	1,605
Reports and statements to shareholders
servicing expenses	4,753	5,561	4,743	5,034
Custodian fees	386	787	698	605
Legal fees	331	833	137	137
Registration fees	3	3	3	3
Other	4,619	22,389	4,362	3,714
Total operating expenses	60,057	588,902	130,304	70,309
Net Investment Income (Loss)	2,318,774	6,108,552	1,076,784	440,713

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Affiliated investments	1,487,925	4,713,532	1,658,390	238,828
Capital gain received from investments
in affiliated funds	19,145,324	62,272,794	13,122,287	4,066,210
Futures contracts	—	4,168,379	758,578	337,375
Net realized gain (loss)	20,633,249	71,154,705	15,539,255	4,642,413

Net change in unrealized appreciation
(depreciation) on:
Affiliated investments	(52,027,888)	(160,204,093)	(33,364,076)	(10,873,385)
Futures contracts	—	6,248,546	1,150,442	489,679
Net change in unrealized appreciation
(depreciation)	(52,027,888)	(153,955,547)	(32,213,634)	(10,383,706)
Net Realized and Unrealized Gain (Loss)	(31,394,639)	(82,800,842)	(16,674,379)	(5,741,293)
Net Increase (Decrease) in Net Assets
Resulting from Operations	$(29,075,865)	$(76,692,290)	$(15,597,595)	$(5,300,580)

See accompanying notes, which are an integral part of the financial statements.

16

Statements of changes in net assets
Ivy Variable Insurance Portfolios

	Delaware Ivy VIP		Delaware Ivy VIP
	Pathfinder Aggressive		Pathfinder Conservative
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$810,835	$1,157,545	$1,428,766	$2,571,374
Net realized gain (loss)	11,357,389	4,917,252	10,624,381	7,375,060
Net change in unrealized appreciation (depreciation)	(25,814,328)	6,197,406	(28,259,429)	793,342
Net increase (decrease) in net assets resulting from operations	(13,646,104)	12,272,203	(16,206,282)	10,739,776

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(6,081,792)	(4,618,734)	(9,920,864)	(6,783,293)
	(6,081,792)	(4,618,734)	(9,920,864)	(6,783,293)

Capital Share Transactions:
Proceeds from shares sold:
Class II	687,958	1,153,807	2,018,653	7,733,715
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	6,081,792	4,618,734	9,920,864	6,783,294
	6,769,750	5,772,541	11,939,517	14,517,009
Cost of shares redeemed:
Class II	(5,722,840)	(7,370,711)	(6,336,163)	(20,260,961)
Increase (decrease) in net assets derived from capital share transactions	1,046,910	(1,598,170)	5,603,354	(5,743,952)
Net Increase (Decrease) in Net Assets	(18,680,986)	6,055,299	(20,523,792)	(1,787,469)

Net Assets:
Beginning of period	73,958,224	67,902,925	109,985,011	111,772,480
End of period	$55,277,238	$73,958,224	$89,461,219	$109,985,011

See accompanying notes, which are an integral part of the financial statements.

17

Statements of changes in net assets
Ivy Variable Insurance Portfolios

			Delaware Ivy VIP
	Delaware Ivy VIP		Pathfinder Moderately
	Pathfinder Moderate		Aggressive
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$7,699,943	$13,338,108	$9,140,845	$14,987,324
Net realized gain (loss)	78,648,810	48,889,770	107,300,412	63,712,517
Net change in unrealized appreciation (depreciation)	(191,030,649)	26,962,268	(252,439,919)	45,803,323
Net increase (decrease) in net assets resulting from operations	(104,681,896)	89,190,146	(135,998,662)	124,503,164

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(62,270,198)	(42,760,246)	(78,642,243)	(53,200,274)
	(62,270,198)	(42,760,246)	(78,642,243)	(53,200,274)

Capital Share Transactions:
Proceeds from shares sold:
Class II	824,277	1,792,123	729,371	4,843,743
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	62,270,198	42,760,246	78,642,243	53,200,274
	63,094,475	44,552,369	79,371,614	58,044,017
Cost of shares redeemed:
Class II	(42,312,467)	(112,412,891)	(53,173,024)	(151,624,005)
Increase (decrease) in net assets derived from capital share transactions	20,782,008	(67,860,522)	26,198,590	(93,579,988)
Net Decrease in Net Assets	(146,170,086)	(21,430,622)	(188,442,315)	(22,277,098)

Net Assets:
Beginning of period	634,778,321	656,208,943	776,718,699	798,995,797
End of period	$488,608,235	$634,778,321	$588,276,384	$776,718,699

See accompanying notes, which are an integral part of the financial statements.

18

	Delaware Ivy VIP		Delaware Ivy VIP
	Pathfinder Moderately		Pathfinder Moderate -
	Conservative		Managed Volatility
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$2,318,774	$4,175,492	$6,108,552	$13,678,694
Net realized gain (loss)	20,633,249	13,216,767	71,154,705	82,280,739
Net change in unrealized appreciation (depreciation)	(52,027,888)	5,064,263	(153,955,547)	(2,411,822)
Net increase (decrease) in net assets resulting from operations	(29,075,865)	22,456,522	(76,692,290)	93,547,611

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(17,346,896)	(12,482,859)	(95,792,163)	(21,326,753)
	(17,346,896)	(12,482,859)	(95,792,163)	(21,326,753)

Capital Share Transactions:
Proceeds from shares sold:
Class II	155,375	2,783,081	8,615,964	17,825,120
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	17,346,896	12,482,859	95,792,163	21,326,753
	17,502,271	15,265,940	104,408,127	39,151,873
Cost of shares redeemed:
Class II	(12,814,913)	(32,902,562)	(20,098,839)	(310,117,607)
Increase (decrease) in net assets derived from capital share transactions	4,687,358	(17,636,622)	84,309,288	(270,965,734)
Net Decrease in Net Assets	(41,735,403)	(7,662,959)	(88,175,165)	(198,744,876)

Net Assets:
Beginning of period	187,459,325	195,122,284	529,823,431	728,568,307
End of period	$145,723,922	$187,459,325	$441,648,266	$529,823,431

See accompanying notes, which are an integral part of the financial statements.

19

Statements of changes in net assets
Ivy Variable Insurance Portfolios

	Delaware Ivy VIP		Delaware Ivy VIP
	Pathfinder Moderately		Pathfinder Moderately
	Aggressive -		Conservative -
	Managed Volatility		Managed Volatility
	Six months		Six months
	ended		ended
	6/30/22	Year ended	6/30/22	Year ended
	(Unaudited)	12/31/21	(Unaudited)	12/31/21
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$1,076,784	$1,580,586	$440,713	$1,709,313
Net realized gain (loss)	15,539,255	6,480,584	4,642,413	10,233,959
Net change in unrealized appreciation (depreciation)	(32,213,634)	6,022,229	(10,383,706)	(2,703,178)
Net increase (decrease) in net assets resulting from operations	(15,597,595)	14,083,399	(5,300,580)	9,240,094

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class II	(8,050,737)	(2,885,945)	(11,995,385)	(3,230,225)
	(8,050,737)	2,885,945	(11,995,385)	(3,230,225)

Capital Share Transactions:
Proceeds from shares sold:
Class II	1,527,265	3,343,305	847,332	6,191,666
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class II	8,050,737	2,885,945	11,995,385	3,230,225
	9,578,002	6,229,250	12,842,717	9,421,891
Cost of shares redeemed:
Class II	(7,375,915)	(11,700,491)	(2,466,789)	(61,135,361)
Increase (decrease) in net assets derived from capital share transactions	2,202,087	(5,471,241)	10,375,928	(51,713,470)
Net Increase (Decrease) in Net Assets	(21,446,245)	5,726,213	(6,920,037)	(45,703,601)

Net Assets:
Beginning of period	101,784,447	96,058,234	39,987,920	85,691,521
End of period	$80,338,202	$101,784,447	$33,067,883	$39,987,920

See accompanying notes, which are an integral part of the financial statements.

20

Financial highlights
Delaware Ivy VIP Pathfinder Aggressive Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$5.47	$4.92	$5.00	$4.60	$5.16	$4.68

Income (loss) from investment operations:
Net investment income[2]	0.06	0.08	0.09	0.07	0.13	0.08
Net realized and unrealized gain (loss)	(1.10)	0.82	0.52	0.92	(0.32)	0.80
Total from investment operations	(1.04)	0.90	0.61	0.99	(0.19)	0.88

Less dividends and distributions from:
Net investment income	(0.09)	(0.09)	(0.07)	(0.14)	(0.09)	(0.05)
Net realized gain	(0.39)	(0.26)	(0.62)	(0.45)	(0.28)	(0.35)
Total dividends and distributions	(0.48)	(0.35)	(0.69)	(0.59)	(0.37)	(0.40)

Net asset value, end of period	$3.95	$5.47	$4.92	$5.00	$4.60	$5.16

Total return[3]	(19.19% )	18.93%	15.70%	23.24%	(4.27% )	19.83%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$55,277	$74[4]	$68[4]	$66[4]	$59[4]	$76[4]
Ratio of expenses to average net assets[5]	0.12%	0.07%	0.12%	0.09%	0.09%	0.07%
Ratio of net investment income to average net
assets	2.56%	1.62%	1.91%	1.41%	2.49%	1.68%
Portfolio turnover	17%	18%	21%	18%	51%	20%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

21

Financial highlights
Delaware Ivy VIP Pathfinder Conservative Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$5.50	$5.31	$5.15	$4.83	$5.16	$4.90

Income (loss) from investment operations:
Net investment income[2]	0.07	0.13	0.10	0.09	0.10	0.05
Net realized and unrealized gain (loss)	(0.89)	0.39	0.49	0.59	(0.20)	0.46
Total from investment operations	(0.82)	0.52	0.59	0.68	(0.10)	0.51

Less dividends and distributions from:
Net investment income	(0.13)	(0.10)	(0.09)	(0.10)	(0.06)	(0.04)
Net realized gain	(0.38)	(0.23)	(0.34)	(0.26)	(0.17)	(0.21)
Total dividends and distributions	(0.51)	(0.33)	(0.43)	(0.36)	(0.23)	(0.25)

Net asset value, end of period	$4.17	$5.50	$5.31	$5.15	$4.83	$5.16

Total return[3]	(15.07% )	10.18%	12.67%	14.66%	(1.93% )	10.51%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$89,461	$110[4]	$112[4]	$99[4]	$94[4]	$109[4]
Ratio of expenses to average net assets[5]	0.08%	0.06%	0.08%	0.07%	0.07%	0.06%
Ratio of net investment income to average net
assets	2.93%	2.32%	2.02%	1.71%	1.89%	1.06%
Portfolio turnover	16%	27%	41%	31%	39%	30%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

22

Delaware Ivy VIP Pathfinder Moderate Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$5.51	$5.15	$5.19	$4.89	$5.40	$5.02

Income (loss) from investment operations:
Net investment income[2]	0.07	0.11	0.10	0.08	0.12	0.07
Net realized and unrealized gain (loss)	(1.00)	0.61	0.51	0.79	(0.31)	0.64
Total from investment operations	(0.93)	0.72	0.61	0.87	(0.19)	0.71

Less dividends and distributions from:
Net investment income	(0.12)	(0.11)	(0.09)	(0.14)	(0.08)	(0.04)
Net realized gain	(0.45)	(0.25)	(0.56)	(0.43)	(0.24)	(0.29)
Total dividends and distributions	(0.57)	(0.36)	(0.65)	(0.57)	(0.32)	(0.33)

Net asset value, end of period	$4.01	$5.51	$5.15	$5.19	$4.89	$5.40

Total return[3]	(17.09% )	14.66%	14.35%	19.05%	(3.90% )	14.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$488,608	$635[4]	$656[4]	$680[4]	$703[4]	$877[4]
Ratio of expenses to average net assets[5]	0.04%	0.03%	0.04%	0.04%	0.03%	0.03%
Ratio of net investment income to average net
assets	2.80%	2.05%	2.05%	1.62%	2.26%	1.30%
Portfolio turnover	15%	18%	21%	17%	36%	22%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

23

Financial highlights
Delaware Ivy VIP Pathfinder Moderately Aggressive Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$5.66	$5.18	$5.32	$4.98	$5.59	$5.14

Income (loss) from investment operations:
Net investment income[2]	0.07	0.10	0.10	0.08	0.13	0.09
Net realized and unrealized gain (loss)	(1.08)	0.75	0.52	0.92	(0.37)	0.74
Total from investment operations	(1.01)	0.85	0.62	1.00	(0.24)	0.83

Less dividends and distributions from:
Net investment income	(0.12)	(0.10)	(0.09)	(0.15)	(0.10)	(0.05)
Net realized gain	(0.49)	(0.27)	(0.67)	(0.51)	(0.27)	(0.33)
Total dividends and distributions	(0.61)	(0.37)	(0.76)	(0.66)	(0.37)	(0.38)

Net asset value, end of period	$4.04	$5.66	$5.18	$5.32	$4.98	$5.59

Total return[3]	(18.11% )	16.88%	15.12%	21.40%	(4.71% )	(16.72% )

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$588,276	$777 [4]	$799 [4]	$829 [4]	$838 [4]	$1,052 [4]
Ratio of expenses to average net assets[5]	0.05%	0.03%	0.04%	0.03%	0.03%	0.03%
Ratio of net investment income to average net
assets	2.73%	1.88%	2.02%	1.56%	2.35%	1.66%
Portfolio turnover	16%	17%	20%	19%	39%	20%
[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

24

Delaware Ivy VIP Pathfinder Moderately Conservative Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$5.53	$5.26	$5.22	$4.90	$5.32	$4.99

Income (loss) from investment operations:
Net investment income[2]	0.07	0.12	0.10	0.08	0.11	0.06
Net realized and unrealized gain (loss)	(0.95)	0.51	0.50	0.70	(0.24)	0.56
Total from investment operations	(0.88)	0.63	0.60	0.78	(0.13)	0.62

Less dividends and distributions from:
Net investment income	(0.13)	(0.11)	(0.10)	(0.12)	(0.07)	(0.04)
Net realized gain	(0.41)	(0.25)	(0.46)	(0.34)	(0.22)	(0.25)
Total dividends and distributions	(0.54)	(0.36)	(0.56)	(0.46)	(0.29)	(0.29)

Net asset value, end of period	$4.11	$5.53	$5.26	$5.22	$4.90	$5.32

Total return[3]	(16.04% )	12.37%	13.52%	16.85%	(2.67% )	12.77%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$145,724	$187 [4]	$195 [4]	$202 [4]	$205 [4]	$251 [4]
Ratio of expenses to average net assets[5]	0.07%	0.04%	0.06%	0.05%	0.05%	0.05%
Ratio of net investment income to average net
assets	2.84%	2.17%	2.09%	1.67%	2.07%	1.22%
Portfolio turnover	20%	20%	25%	18%	34%	24%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

25

Financial highlights
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$6.33	$5.77	$5.84	$5.33	$5.78	$5.25

Income (loss) from investment operations:
Net investment income[2]	0.07	0.11	0.10	0.08	0.11	0.06
Net realized and unrealized gain (loss)	(0.97)	0.62	0.34	0.82	(0.33)	0.65
Total from investment operations	(0.90)	0.73	0.44	0.90	(0.22)	0.71

Less dividends and distributions from:
Net investment income	(0.17)	(0.10)	(0.08)	(0.11)	(0.06)	(0.03)
Net realized gain	(1.00)	(0.07)	(0.43)	(0.28)	(0.17)	(0.15)
Total dividends and distributions	(1.17)	(0.17)	(0.51)	(0.39)	(0.23)	(0.18)

Net asset value, end of period	$4.26	$6.33	$5.77	$5.84	$5.33	$5.78

Total return[3]	(14.64% )	12.99%	9.07%	17.32%	(4.00% )	13.80%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$441,648	$530 [4]	$729 [4]	$707 [4]	$606 [4]	$600 [4]
Ratio of expenses to average net assets[5]	0.25%	0.22%	0.23%	0.23%	0.23%	0.23%
Ratio of net investment income to average net
assets	2.57%	1.87%	1.78%	1.39%	2.00%	1.07%
Portfolio turnover	18%	19%	42%	9%	28%	21%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

26

Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$6.11	$5.46	$5.63	$5.15	$5.66	$5.06

Income (loss) from investment operations:
Net investment income[2]	0.06	0.09	0.09	0.07	0.11	0.07
Net realized and unrealized gain (loss)	(1.01)	0.73	0.33	0.88	(0.37)	0.71
Total from investment operations	(0.95)	0.82	0.42	0.95	(0.26)	0.78

Less dividends and distributions from:
Net investment income	(0.10)	(0.09)	(0.07)	(0.12)	(0.07)	(0.02)
Net realized gain	(0.41)	(0.08)	(0.52)	(0.35)	(0.18)	(0.16)
Total dividends and distributions	(0.51)	(0.17)	(0.59)	(0.47)	(0.25)	(0.18)

Net asset value, end of period	$4.65	$6.11	$5.46	$5.63	$5.15	$5.66

Total return[3]	(15.72% )	15.24%	9.71%	19.29%	(4.75% )	15.70%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$80,338	$102 [4]	$96 [4]	$93 [4]	$84 [4]	$92 [4]
Ratio of expenses to average net assets[5]	0.29%	0.26%	0.29%	0.27%	0.27%	0.27%
Ratio of net investment income to average net
assets	2.41%	1.58%	1.68%	1.32%	2.04%	1.38%
Portfolio turnover	26%	18%	41%	16%	37%	19%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

27

Financial highlights
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility Class II

Selected data for the share of the Portfolio outstanding throughout each period were as follows:

	Six months
	ended
	6/30/22[1]	Year ended
	(Unaudited)	12/31/21	12/31/20	12/31/19	12/31/18	12/31/17
Net asset value, beginning of period	$6.02	$5.64	$5.58	$5.19	$5.55	$5.10

Income (loss) from investment operations:
Net investment income[2]	0.06	0.12	0.09	0.08	0.10	0.05
Net realized and unrealized gain (loss)	(0.84)	0.47	0.39	0.66	(0.24)	0.53
Total from investment operations	(0.78)	0.59	0.48	0.74	(0.14)	0.58

Less dividends and distributions from:
Net investment income	(0.27)	(0.09)	(0.08)	(0.10)	(0.05)	(0.02)
Net realized gain	(1.61)	(0.12)	(0.34)	(0.25)	(0.17)	(0.11)
Total dividends and distributions	(1.88)	(0.21)	(0.42)	(0.35)	(0.22)	(0.13)

Net asset value, end of period	$3.36	$6.02	$5.64	$5.58	$5.19	$5.55

Total return[3]	(16.04% )	10.72%	9.61%	14.89%	(2.90% )	11.84%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$33,068	$40 [4]	$86 [4]	$80 [4]	$73 [4]	$74 [4]
Ratio of expenses to average net assets[5]	0.40%	0.26%	0.30%	0.27%	0.29%	0.27%
Ratio of net investment income to average net
assets	2.48%	2.06%	1.77%	1.45%	1.79%	0.96%
Portfolio turnover	20%	24%	45%	14%	28%	26%

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return does not include fees, charges, or expenses imposed by the variable annuity and life insurance contracts for which Ivy Variable Insurance Portfolios serves as an underlying investment vehicle.
[4]	Net assets reported in millions.
[5]	Expense ratios do not include expenses of any Underlying Funds in which the Portfolio invests.

See accompanying notes, which are an integral part of the financial statements.

28

Notes to financial statements
Ivy Variable Insurance Portfolios

June 30, 2022 (Unaudited)

Ivy Variable Insurance Portfolios (Trust) is organized as a Delaware statutory trust and offers 26 portfolios. These financial statements and the related notes pertain to 8 portfolios: Delaware Ivy VIP Pathfinder Aggressive (formerly, Ivy VIP Pathfinder Aggressive), Delaware Ivy VIP Pathfinder Conservative (formerly, Ivy VIP Pathfinder Conservative), Delaware Ivy VIP Pathfinder Moderate (formerly, Ivy VIP Pathfinder Moderate), Delaware Ivy VIP Pathfinder Moderately Aggressive (formerly, Ivy VIP Pathfinder Moderately Aggressive), and Delaware Ivy VIP Pathfinder Moderately Conservative (formerly, Ivy VIP Pathfinder Moderately Conservative) (collectively, the “Pathfinder Portfolios”), Delaware Ivy VIP Pathfinder Moderate – Managed Volatility (formerly, Ivy VIP Pathfinder Moderate – Managed Volatility), Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility (formerly, Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility), and Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility (formerly, Ivy VIP Pathfinder Moderately Conservative – Managed Volatility) (collectively, the “Managed Volatility Portfolios”) (each, a Portfolio and collectively, the Portfolios). The Trust is an open-end investment company.

Each Portfolio offers Class II shares. The Class II shares carry a distribution and service (12b-1) fee. The shares of the Portfolios are sold only to variable life insurance separate accounts and variable annuity separate accounts.

1. Significant Accounting Policies

Each Portfolio follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Portfolios.

Security Valuation — Open-end investment companies (Underlying Funds) are valued at their published net asset value (NAV). Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as each Portfolio intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Portfolio evaluates tax positions taken or expected to be taken in the course of preparing each Portfolio's tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Portfolio's tax positions taken or expected to be taken on each Portfolio's federal income tax returns through the six months ended June 30, 2022, and for all open tax years (years ended December 31, 2018–December 31, 2021), and has concluded that no provision for federal income tax is required in each Portfolio's financial statements. In regard to foreign taxes only, each Portfolio has open tax years in certain foreign countries in which it invests in that may date back to the inception of each Portfolio. If applicable, each Portfolio recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statements of operations.” During the six months ended June 30, 2022, the Portfolios did not incur any interest or tax penalties.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to a Portfolio are charged directly to that Portfolio. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Income and capital gain distributions from any Underlying Funds in which a Portfolio invests are recorded on the ex-dividend date. Each Portfolio declares net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year. Each Portfolio may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

29

Notes to financial statements
Ivy Variable Insurance Portfolios

1. Significant Accounting Policies (continued)

Each Portfolio receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” There were no such earnings credits for the six months ended June 30, 2022.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Portfolio (other than the Pathfinder Portfolios) pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Portfolio's average daily net assets as follows:

Portfolio	Management Fee (annual rate as a percentage of average daily net assets)
Delaware Ivy VIP Pathfinder Moderate -
Managed Volatility	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.
Delaware Ivy VIP Pathfinder Moderately
Aggressive - Managed Volatility	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.
Delaware Ivy VIP Pathfinder Moderately
Conservative - Managed Volatility	0.20% of net assets up to $500 million;
0.17% of net assets over $500 million and up to $1 billion;
0.15% of net assets over $1 billion.

The Pathfinder Portfolios pay no management fees.

DMC uses all of the management fee it receives from the Managed Volatility Portfolios to pay Securian Asset Management Inc. ("Securian”). Accordingly, Securian receives a fee based on the average daily net assets of the Managed Volatility Portfolios.

DMC has entered into sub-advisory agreements with the following entities on behalf of the Portfolios:

Macquarie Investment Management Austria Kapitalanlage AG (MIMAK), Macquarie Investment Management Europe Limited (MIMEL), Macquarie Investment Management Global Limited (MIMGL) and Macquarie Funds Management Hong Kong Limited (MFMHKL), each of which is an affiliate of DMC (the Affiliated Sub-Advisors).

MIMAK is a part of Macquarie Asset Management (MAM). MAM is the marketing name for certain companies comprising the asset management division of Macquarie Group Limited. DMC and MIMAK are primarily responsible for the day-to-day management of the Portfolios. In addition, DMC may also seek fixed income investment advice and recommendations from MIMAK and DMC may also permit MIMAK to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMAK's specialized market knowledge.

With respect to the Portfolios for which MIMEL serves as subadvisor, DMC may seek investment advice and recommendations from MIMEL and DMC may also permit MIMEL to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMEL's specialized market knowledge.

WIth respect to the Portfolios for which MIMGL serves as subadvisor, DMC has principal responsibility for each Portfolio and may seek investment advice and recommendations from MIMGL and DMC may also permit MIMGL to execute Portfolio security trades on behalf of DMC and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize MIMGL's specialized market knowledge.

30

MFMHKL is a part of MAM. With respect to the Portfolios for which MFMHKL serves as subadvisor, DMC may permit MFMHKL to execute Portfolio security trades on behalf of DMC.

Securian serves as subadvisor to the Managed Volatility Portfolios. The subadvisor makes investment decisions in accordance with the Portfolio’s investment objectives, policies and restrictions under the supervision of DMC and the Board. DMC pays all applicable costs of the subadvisor.

Prior to February 28, 2022, the Portfolios had an Accounting Services Agreement with Waddell & Reed Services Company (WRSCO), doing business as WI Services Company (WISC). Under the agreement, WISC acted as the agent in providing bookkeeping and accounting services and assistance to each Portfolio, including maintenance of Portfolio records, pricing of Portfolio shares and preparation of certain shareholder reports. For these services, each Portfolio paid WISC a monthly fee of one-twelfth of the annual fee shown in the following table:

(M - Millions)	Annual Fee Rate
$0 to $10M	$0
$10 to $25M	5,748
$25 to $50M	11,550
$50 to $100M	17,748
$100 to $200M	24,198
$200 to $350M	31,602
$350 to $550M	41,250
$550 to $750M	48,150
$750 to $1,000M	60,798
Over $1,000M	74,250

In addition, each Portfolio paid WISC a monthly administrative fee at the annual rate of 0.01%, or one basis point, for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion. This fee was voluntarily waived by WISC until each Portfolio’s net assets were at least $10 million and is included in “Accounting and administration expenses” on the "Statements of operations.”

Effective February 28, 2022, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to each Portfolio. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. These amounts are included on the “Statements of operations” under “Accounting and administration expenses.” From February 28, 2022 to June 30, 2022, each Portfolio was charged for these services as follows:

Portfolio	Fees
Delaware Ivy VIP Pathfinder Aggressive	$5,629
Delaware Ivy VIP Pathfinder Conservative	6,979
Delaware Ivy VIP Pathfinder Moderate	23,407
Delaware Ivy VIP Pathfinder Moderately Aggressive	27,651
Delaware Ivy VIP Pathfinder Moderately Conservative	9,304
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility	20,036
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed
Volatility	6,822
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed
Volatility	4,428

Prior to June 27, 2022, under a Transfer Agency Agreement between the Trust and WISC, each Portfolio reimbursed WISC for certain out-of-pocket costs. Effective June 27, 2022, DIFSC is also the transfer agent and dividend disbursing agent of the Portfolios. For these services, DIFSC’s fees are calculated daily and paid monthly, at the annual rate of 0.0075% of the Portfolios’ average daily net assets. There were no fees paid for these services from June 27, 2022 through June 30, 2022.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), effective June 27, 2022, BNYMIS provides certain sub-transfer agency services to each Portfolio. Sub-transfer agency fees are paid by each Portfolio

31

Notes to financial statements
Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

As provided in the investment management agreement, each Portfolio bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to each Portfolio. These amounts are included on the “Statements of operations” under “Legal fees.” For the six months ended June 30, 2022, each Portfolio was charged for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Portfolio	Fees
Delaware Ivy VIP Pathfinder Aggressive	$80
Delaware Ivy VIP Pathfinder Conservative	121
Delaware Ivy VIP Pathfinder Moderate	688
Delaware Ivy VIP Pathfinder Moderately Aggressive	843
Delaware Ivy VIP Pathfinder Moderately Conservative	204
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility	593
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed
Volatility	112
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed
Volatility	44

Trustees’ fees include expenses accrued by each Portfolio for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Portfolios.

In addition to the management fees and other expenses of a Portfolio, a Portfolio indirectly bears the investment management fees and other expenses of any Underlying Funds in which it invests. The amount of these fees and expenses incurred indirectly by a Portfolio will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

32

A summary of the transactions in affiliated companies during the six months ended June 30, 2022 as follows:

				Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of		Income	Capital gain
	of period	additions	reductions	fund	on affiliated fund	period	Shares	distributions	distributions
Delaware Ivy VIP Pathfinder Aggressive
Affiliated Mutual Funds–99.52%
Delaware Ivy VIP Core Equity Class II
	$9,178,872	$4,196,573	$1,010,520	$233,247	$(4,013,129)	$8,585,043	774,125	$19,944	$1,778,585
Delaware Ivy VIP Corporate Bond Class II
	7,186,240	376,008	1,134,753	(38,004)	(1,242,129)	5,147,362	1,126,337	139,996	159,664
Delaware Ivy VIP Global Equity Income Class II
	9,985,397	2,302,569	1,118,309	167,179	(3,763,283)	7,573,553	1,786,215	305,647	1,919,148
Delaware Ivy VIP Growth Class II
	14,498,685	2,557,329	2,695,426	299,748	(6,066,279)	8,594,057	1,076,950	—	2,258,228
Delaware Ivy VIP High Income Class I
	184,761	10,544	22,401	(247)	(33,869)	138,788	51,025	10,262	—
Delaware Ivy VIP International Core Equity Class II
	11,908,221	1,182,492	1,210,498	(4,536)	(3,032,346)	8,843,333	653,127	219,402	755,517
Delaware Ivy VIP Limited-Term Bond Class II
	3,671,127	134,210	585,117	(14,394)	(182,005)	3,023,821	657,352	41,032	23,081
Delaware Ivy VIP Mid Cap Growth Class I
	7,150,999	944,832	1,461,424	315,643	(3,362,944)	3,587,106	386,125	—	922,116
Delaware Ivy VIP Small Cap Growth Class I
	1,702,929	163,356	749,395	(179,286)	(331,048)	606,556	99,599	—	161,405
Delaware Ivy VIP Smid Cap Core Class II
	444,429	610,422	165,384	(1,841)	(283,300)	604,326	57,610	—	152,347
Delaware Ivy VIP Value Class II
	7,858,869	4,718,153	898,088	133,148	(3,503,996)	8,308,086	1,588,544	111,594	2,316,641
Total	$73,770,529	$17,196,488	$11,051,315	$910,657	$(25,814,328)	$55,012,031		$847,877	$10,446,732

33

Notes to financial statements
Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

				Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of		Income	Capital gain
	of period	additions	reductions	fund	on affiliated fund	period	Shares	distributions	distributions
Delaware Ivy VIP Pathfinder Conservative
Affiliated Mutual Funds–99.51%
Delaware Ivy VIP Core Equity Class II
	$8,080,468	$5,201,615	$882,158	$164,870	$(3,917,438)	$8,647,357	779,744	$20,656	$1,842,002
Delaware Ivy VIP Corporate Bond Class II
	31,506,244	2,551,975	2,802,399	(1,793)	(5,825,740)	25,428,287	5,564,176	666,824	760,510
Delaware Ivy VIP Global Equity Income Class II
	4,946,484	1,588,184	471,045	62,644	(1,928,537)	4,197,730	990,031	159,073	998,812
Delaware Ivy VIP Growth Class II
	14,240,107	2,933,594	2,723,608	252,142	(6,012,866)	8,689,369	1,088,893	—	2,297,003
Delaware Ivy VIP High Income Class I
	1,373,629	136,797	153,618	(3,693)	(257,932)	1,095,183	402,641	78,854	—
Delaware Ivy VIP International Core Equity Class II
	5,899,916	847,833	624,268	16,138	(1,565,791)	4,573,828	337,801	115,073	396,257
Delaware Ivy VIP Limited-Term Bond Class II
	27,291,863	1,422,938	4,043,782	(102,583)	(1,406,798)	23,161,638	5,035,139	321,087	180,612
Delaware Ivy VIP Mid Cap Growth Class I
	7,444,303	1,178,607	1,946,782	283,921	(3,315,206)	3,644,843	392,340	—	899,946
Delaware Ivy VIP Small Cap Growth Class I
	1,518,356	189,798	617,786	(161,718)	(311,854)	616,796	101,280	—	155,926
Delaware Ivy VIP Smid Cap Core Class II
	132,117	832,137	108,802	(895)	(245,081)	609,476	58,101	—	143,482
Delaware Ivy VIP Value Class II
	7,233,782	5,456,288	1,060,135	203,096	(3,472,186)	8,360,845	1,598,632	107,791	2,237,702
Total	$109,667,269	$22,339,766	$15,434,383	$712,129	$(28,259,429)	$89,025,352		$1,469,358	$9,912,252

34

				Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of		Income	Capital gain
	of period	additions	reductions	fund	on affiliated fund	period	Shares	distributions	distributions
Delaware Ivy VIP Pathfinder Moderate
Affiliated Mutual Funds–99.52%
Delaware Ivy VIP Core Equity Class II
	$62,752,681	$32,028,832	$6,626,189	$1,369,172	$(28,267,644)	$61,256,852	5,523,611	$144,661	$12,900,362
Delaware Ivy VIP Corporate Bond Class II
	121,848,884	5,559,921	12,397,498	(124,238)	(21,875,848)	93,011,221	20,352,565	2,446,890	2,790,668
Delaware Ivy VIP Global Equity Income Class II
	57,145,854	13,161,901	4,539,316	294,619	(21,332,113)	44,730,945	10,549,751	1,795,628	11,274,694
Delaware Ivy VIP Growth Class II
	103,399,554	18,260,707	19,165,154	2,414,477	(43,529,836)	61,379,748	7,691,698	—	16,165,515
Delaware Ivy VIP High Income Class I
	4,760,134	269,103	483,358	(31,096)	(859,890)	3,654,893	1,343,711	269,103	—
Delaware Ivy VIP International Core Equity Class II
	68,143,283	6,075,968	5,464,832	89,120	(17,589,717)	51,253,822	3,785,364	1,272,046	4,380,325
Delaware Ivy VIP Limited-Term Bond Class II
	94,578,066	1,727,726	14,005,337	(347,865)	(4,797,834)	77,154,756	16,772,773	1,096,172	616,597
Delaware Ivy VIP Mid Cap Growth Class I
	52,183,853	6,551,900	11,405,834	1,842,780	(23,521,956)	25,650,743	2,761,113	—	6,473,626
Delaware Ivy VIP Small Cap Growth Class I
	11,687,167	1,127,513	4,948,636	(1,282,874)	(2,244,586)	4,338,584	712,411	—	1,127,513
Delaware Ivy VIP Smid Cap Core Class II
	2,288,653	4,952,080	990,778	(5,145)	(1,924,218)	4,320,592	411,877	—	1,070,293
Delaware Ivy VIP Value Class II
	54,635,744	34,595,839	5,756,843	1,131,221	(25,087,007)	59,518,954	11,380,297	794,767	16,499,046
Total	$633,423,873	$124,311,490	$85,783,775	$5,350,171	$(191,030,649)	$486,271,110		$7,819,267	$73,298,639

35

Notes to financial statements
Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

				Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of		Income	Capital gain
	of period	additions	reductions	fund	on affiliated fund	period	Shares	distributions	distributions
Delaware Ivy VIP Pathfinder Moderately Aggressive
Affiliated Mutual Funds–99.52%
Delaware Ivy VIP Core Equity Class II
	$86,663,258	$41,465,179	$9,353,043	$1,811,776	$(38,297,416)	$82,289,754	7,420,176	$194,825	$17,373,804
Delaware Ivy VIP Corporate Bond Class II
	112,350,661	5,163,413	13,833,756	(340,222)	(19,896,947)	83,443,149	18,258,895	2,238,174	2,552,629
Delaware Ivy VIP Global Equity Income Class II
	87,433,224	19,968,395	7,989,322	479,272	(32,511,562)	67,380,007	15,891,511	2,730,634	17,145,569
Delaware Ivy VIP Growth Class II
	139,532,663	24,076,668	25,217,506	3,022,923	(58,809,944)	82,604,804	10,351,479	—	21,964,865
Delaware Ivy VIP High Income Class I
	3,884,486	220,081	429,627	(24,276)	(703,625)	2,947,039	1,083,470	220,081	—
Delaware Ivy VIP International Core Equity Class II
	104,254,774	9,392,688	8,832,395	84,067	(26,900,741)	77,998,393	5,760,590	1,947,694	6,706,934
Delaware Ivy VIP Limited-Term Bond Class II
	77,180,123	1,386,000	11,636,275	(277,448)	(3,894,846)	62,757,554	13,642,947	881,408	495,792
Delaware Ivy VIP Mid Cap Growth Class I
	69,505,260	8,911,313	14,573,127	2,172,859	(31,527,312)	34,488,993	3,712,486	—	8,841,727
Delaware Ivy VIP Small Cap Growth Class I
	16,091,801	1,542,981	6,957,612	(1,685,100)	(3,160,148)	5,831,922	957,623	—	1,542,982
Delaware Ivy VIP Smid Cap Core Class II
	3,734,944	6,237,587	1,498,047	(10,572)	(2,669,129)	5,794,783	552,410	—	1,458,635
Delaware Ivy VIP Value Class II
	74,739,751	46,092,159	8,426,750	1,602,143	(34,068,249)	79,939,054	15,284,714	1,078,153	22,382,053
Total	$775,370,945	$164,456,464	$108,747,460	$6,835,422	$(252,439,919)	$585,475,452		$9,290,969	$100,464,990

36

				Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of		Income	Capital gain
	of period	additions	reductions	fund	on affiliated fund	period	Shares	distributions	distributions
Delaware Ivy VIP Pathfinder Moderately Conservative
Affiliated Mutual Funds–99.48%
Delaware Ivy VIP Core Equity Class II
	$16,110,082	$9,257,580	$2,174,271	$424,655	$(7,538,343)	$16,079,703	1,449,928	$38,766	$3,457,001
Delaware Ivy VIP Corporate Bond Class II
	44,726,603	3,226,615	4,984,286	(52,530)	(8,114,287)	34,802,115	7,615,342	921,876	1,051,395
Delaware Ivy VIP Global Equity Income Class II
	12,622,418	3,486,130	1,407,429	13,391	(4,646,449)	10,068,061	2,374,543	393,880	2,473,161
Delaware Ivy VIP Growth Class II
	27,330,486	5,110,092	5,381,022	583,480	(11,555,055)	16,087,981	2,016,038	—	4,367,341
Delaware Ivy VIP High Income Class I
	1,868,743	161,955	229,945	(23,142)	(325,875)	1,451,736	533,726	104,692	—
Delaware Ivy VIP International Core Equity Class II
	15,052,572	1,767,706	1,603,534	37,838	(3,935,258)	11,319,324	835,991	288,585	993,750
Delaware Ivy VIP Limited-Term Bond Class II
	37,128,370	1,639,160	6,266,327	(152,823)	(1,868,514)	30,479,866	6,626,058	425,665	239,436
Delaware Ivy VIP Mid Cap Growth Class I
	14,014,280	2,017,282	3,537,309	549,425	(6,331,814)	6,711,864	722,483	—	1,736,753
Delaware Ivy VIP Small Cap Growth Class I
	3,012,381	342,006	1,290,832	(324,723)	(598,359)	1,140,473	187,270	—	300,692
Delaware Ivy VIP Smid Cap Core Class II
	449,419	1,456,809	284,251	(334)	(485,960)	1,135,683	108,263	—	276,189
Delaware Ivy VIP Value Class II
	14,197,909	10,130,738	2,447,389	432,688	(6,627,974)	15,685,972	2,999,230	204,705	4,249,606
Total	$186,513,263	$38,596,073	$29,606,595	$1,487,925	$(52,027,888)	$144,962,778		$2,378,169	$19,145,324

37

Notes to financial statements
Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

				Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of		Income	Capital gain
	of period	additions	reductions	fund	on affiliated fund	period	Shares	distributions	distributions
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility
Affiliated Mutual Funds–96.21%
Delaware Ivy VIP Core Equity Class II
	$50,867,788	$31,642,023	$7,870,421	$1,384,648	$(23,630,709)	$52,393,329	4,724,376	$121,348	$10,821,364
Delaware Ivy VIP Corporate Bond Class II
	98,434,004	12,371,323	11,069,033	(106,692)	(18,344,215)	81,285,387	17,786,737	2,094,380	2,388,632
Delaware Ivy VIP Global Equity Income Class II
	45,987,441	16,264,787	4,711,455	(41,245)	(17,735,035)	39,764,493	9,378,418	1,531,318	9,615,102
Delaware Ivy VIP Growth Class II
	84,004,437	23,074,090	19,831,004	1,626,128	(36,171,038)	52,702,613	6,604,337	—	13,927,542
Delaware Ivy VIP High Income Class I
	3,844,919	419,525	346,882	(23,691)	(724,682)	3,169,189	1,165,143	226,369	—
Delaware Ivy VIP International Core Equity Class II
	55,040,198	10,557,460	6,237,904	391,247	(15,183,575)	44,567,426	3,291,538	1,099,356	3,785,660
Delaware Ivy VIP Limited-Term Bond Class II
	76,306,200	6,618,548	8,373,979	(85,122)	(4,250,098)	70,215,549	15,264,250	945,496	531,841
Delaware Ivy VIP Mid Cap Growth Class I
	42,363,309	9,343,773	11,785,812	1,658,461	(19,668,400)	21,911,331	2,358,593	—	5,519,604
Delaware Ivy VIP Small Cap Growth Class I
	9,381,799	1,465,762	4,286,788	(1,108,101)	(1,781,744)	3,670,928	602,780	—	948,697
Delaware Ivy VIP Smid Cap Core Class II
	1,840,875	4,332,928	939,702	9,733	(1,593,817)	3,650,017	347,952	—	885,507
Delaware Ivy VIP Value Class II
	44,236,648	33,714,553	6,241,579	1,008,166	(21,120,780)	51,597,008	9,865,585	667,105	13,848,845
Total	$512,307,618	$149,804,772	$81,694,559	$4,713,532	$(160,204,093)	$424,927,270		$6,685,372	$62,272,794

38

				Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of		Income	Capital gain
	of period	additions	reductions	fund	on affiliated fund	period	Shares	distributions	distributions
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility
Affiliated Mutual Funds–96.20%
Delaware Ivy VIP Core Equity Class II
	$11,007,679	$6,572,587	$2,199,528	$419,821	$(5,115,985)	$10,684,574	963,442	$25,496	$2,273,629
Delaware Ivy VIP Corporate Bond Class II
	14,266,341	2,228,717	2,883,276	(55,766)	(2,565,507)	10,990,509	2,404,925	293,938	335,235
Delaware Ivy VIP Global Equity Income Class II
	11,110,153	4,024,662	1,997,879	276,095	(4,364,675)	9,048,356	2,134,046	348,523	2,188,365
Delaware Ivy VIP Growth Class II
	17,719,222	5,130,673	4,790,487	378,290	(7,699,156)	10,738,542	1,345,682	—	2,979,134
Delaware Ivy VIP High Income Class I
	493,316	78,803	90,129	(1,852)	(91,544)	388,594	142,866	28,141	—
Delaware Ivy VIP International Core Equity Class II
	13,249,590	2,827,158	2,336,846	107,939	(3,583,356)	10,264,485	758,086	257,351	886,194
Delaware Ivy VIP Limited-Term Bond Class II
	9,800,936	1,555,314	2,138,561	(48,370)	(494,068)	8,675,251	1,885,924	115,175	64,786
Delaware Ivy VIP Mid Cap Growth Class I
	8,832,526	2,142,659	2,722,928	381,536	(4,168,830)	4,464,963	480,620	—	1,178,822
Delaware Ivy VIP Small Cap Growth Class I
	2,046,124	346,159	1,018,424	(259,233)	(359,676)	754,950	123,966	—	202,287
Delaware Ivy VIP Smid Cap Core Class II
	474,748	894,015	280,097	1,077	(339,088)	750,655	71,559	—	185,483
Delaware Ivy VIP Value Class II
	9,496,135	7,520,717	2,371,654	458,853	(4,582,191)	10,521,860	2,011,828	136,243	2,828,352
Total	$98,496,770	$33,321,464	$22,829,809	$1,658,390	$(33,364,076)	$77,282,739		$1,204,867	$13,122,287

39

Notes to financial statements
Ivy Variable Insurance Portfolios

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

				Net
				realized	Net change in
				gain (loss)	unrealized
	Value,			on	appreciation	Value,
	beginning	Gross	Gross	affiliated	(depreciation)	end of		Income	Capital gain
	of period	additions	reductions	fund	on affiliated fund	period	Shares	distributions	distributions
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility
Affiliated Mutual Funds—96.18%
Delaware Ivy VIP Core Equity Class II
	$3,384,033	$2,234,935	$671,079	$128,139	$(1,603,834)	$3,472,194	313,092	$8,101	$722,433
Delaware Ivy VIP Corporate Bond Class II
	9,326,207	1,129,951	1,129,023	(31,947)	(1,690,863)	7,604,325	1,663,966	195,244	222,674
Delaware Ivy VIP Global Equity Income Class II
	2,599,111	939,023	300,952	(18,013)	(974,383)	2,244,786	529,431	85,670	537,919
Delaware Ivy VIP Growth Class II
	5,777,567	1,580,532	1,568,162	58,777	(2,356,315)	3,492,399	437,644	—	922,126
Delaware Ivy VIP High Income Class I
	389,266	42,388	43,519	(2,980)	(71,193)	313,962	115,427	22,402	—
Delaware Ivy VIP International Core Equity Class II
	3,125,553	619,057	450,907	14,926	(836,649)	2,471,980	182,569	61,316	211,144
Delaware Ivy VIP Limited-Term Bond Class II
	7,713,598	630,233	1,071,871	(15,524)	(415,068)	6,841,368	1,487,254	93,360	52,515
Delaware Ivy VIP Mid Cap Growth Class I
	2,946,158	625,246	914,302	121,204	(1,324,658)	1,453,648	156,475	—	363,875
Delaware Ivy VIP Small Cap Growth Class I
	613,637	101,118	281,024	(90,127)	(98,156)	245,448	40,303	—	62,608
Delaware Ivy VIP Smid Cap Core Class II
	92,226	318,277	64,522	819	(102,729)	244,071	23,267	—	58,359
Delaware Ivy VIP Value Class II
	2,971,031	2,270,781	496,895	73,554	(1,399,537)	3,418,934	653,716	43,958	912,557
Total	$38,938,387	$10,491,541	$6,992,256	$238,828	$(10,873,385)	$31,803,115		$510,051	$4,066,210

3. Investments

For the six months ended June 30, 2022, each Portfolio made purchases and sales of investment securities other than short-term investments as follows:

	Purchases	Sales
	other than	other than
	US government	US government
Portfolio	securities	securities
Delaware Ivy VIP Pathfinder Aggressive	$17,196,488	$11,051,315
Delaware Ivy VIP Pathfinder Conservative	22,339,766	15,434,383
Delaware Ivy VIP Pathfinder Moderate	124,311,490	85,783,775
Delaware Ivy VIP Pathfinder Moderately Aggressive	164,456,464	108,747,460
Delaware Ivy VIP Pathfinder Moderately Conservative	38,596,074	29,606,595
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility	149,804,773	81,694,559
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility	33,321,465	22,829,809
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility	10,491,540	6,992,256

40

At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2022, the cost and unrealized appreciation (depreciation) of investments and derivatives for each Portfolio were as follows:

		Aggregate	Aggregate	Net unrealized
		unrealized	unrealized	appreciation
	Cost of	appreciation	depreciation	(depreciation)
	investments	of investments	of investments	of investments
Portfolio	and derivatives	and derivatives	and derivatives	and derivatives
Delaware Ivy VIP Pathfinder Aggressive	$73,763,825	$—	$(18,468,751)	$(18,468,751)
Delaware Ivy VIP Pathfinder Conservative	112,761,319	—	(23,273,066)	(23,273,066)
Delaware Ivy VIP Pathfinder Moderate	631,179,642	—	(142,322,676)	(142,322,676)
Delaware Ivy VIP Pathfinder Moderately Aggressive	771,462,309	—	(182,837,073)	(182,837,073)
Delaware Ivy VIP Pathfinder Moderately Conservative	185,922,331	—	(40,201,347)	(40,201,347)
Delaware Ivy VIP Pathfinder Moderate - Managed Volatility	568,437,707	5,772,509	(130,316,589)	(124,544,080)
Delaware Ivy VIP Pathfinder Moderately Aggressive - Managed Volatility	104,970,928	1,062,539	(25,203,232)	(24,140,693)
Delaware Ivy VIP Pathfinder Moderately Conservative - Managed Volatility	42,907,462	450,745	(10,080,835)	(9,630,090)

US GAAP defines fair value as the price that each Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Portfolio's investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Portfolio's own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Portfolio may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

41

Notes to financial statements
Ivy Variable Insurance Portfolios

3. Investments (continued)

The following tables summarize the valuation of each Portfolio’s investments by fair value hierarchy levels as of June 30, 2022:

Delaware Ivy
VIP Pathfinder
Aggressive
Level 1
Securities
Assets:
Affiliated Mutual Funds	$55,012,031
Short-Term Investments	283,043
Total Value of Securities	$55,295,074

Delaware Ivy
VIP Pathfinder
Conservative
Level 1
Securities
Assets:
Affiliated Mutual Funds	$89,025,352
Short-Term Investments	462,901
Total Value of Securities	$89,488,253

Delaware Ivy
VIP Pathfinder
Moderate
Level 1
Securities
Assets:
Affiliated Mutual Funds	$486,271,110
Short-Term Investments	2,585,856
Total Value of Securities	$488,856,966

Delaware Ivy
VIP Pathfinder
Moderately
Aggressive
Level 1
Securities
Assets:
Affiliated Mutual Funds	$585,475,452
Short-Term Investments	3,149,784
Total Value of Securities	$588,625,236

42

Delaware Ivy
VIP Pathfinder
Moderately
Conservative
Level 1
Securities
Assets:
Affiliated Mutual Funds	$144,962,778
Short-Term Investments	758,206
Total Value of Securities	$145,720,984

Delaware Ivy
VIP Pathfinder
Moderate -
Managed
Volatility
Level 1
Securities
Assets:
Affiliated Mutual Funds	$424,927,270
Short-Term Investments	13,193,848
Total Value of Securities	$438,121,118

Derivatives[1]
Assets:
Futures Contracts	$5,772,509

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

Delaware Ivy
VIP Pathfinder
Moderately
Aggressive -
Managed
Volatility
Level 1
Securities
Assets:
Affiliated Mutual Funds	$77,282,739
Short-Term Investments	2,484,957
Total Value of Securities	$79,767,696

Derivatives[1]
Assets:
Futures Contracts	$1,062,539

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

43

Notes to financial statements
Ivy Variable Insurance Portfolios

3. Investments (continued)

Delaware Ivy
VIP Pathfinder
Moderately
Conservative -
Managed
Volatility
Level 1
Securities
Assets:
Affiliated Mutual Funds	$31,803,115
Short-Term Investments	1,023,512
Total Value of Securities	$32,826,627

Derivatives[1]
Assets:
Futures Contracts	$450,745

[1]	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument at the period end.

During the six months ended June 30, 2022, there were no transfers into or out of Level 3 investments. Each Portfolio’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when a Portfolio has a significant amount of Level 3 investments at the beginning or end of the period in relation to each Portfolio's net assets. During the six months ended June 30, 2022, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Delaware Ivy VIP		Delaware Ivy VIP		Delaware Ivy VIP
	Pathfinder Aggressive		Pathfinder Conservative		Pathfinder Moderate
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class II	142,156	218,691	438,724	1,422,907	166,981	334,618
Shares issued upon reinvestment of dividends and distributions:
Class II	1,497,978	918,548	2,339,827	1,303,477	15,187,853	8,317,981
	1,640,134	1,137,239	2,778,551	2,726,384	15,354,834	8,652,599
Shares redeemed:
Class II	(1,166,560)	(1,420,014)	(1,304,076)	(3,765,450)	(8,614,044)	(21,048,827)
Net increase (decrease)	473,574	(282,775)	1,474,475	(1,039,066)	6,740,790	(12,396,228)

44

	Delaware Ivy VIP		Delaware Ivy VIP		Delaware Ivy VIP
	Pathfinder Moderately		Pathfinder Moderately		Pathfinder Moderate -
	Aggressive		Conservative		Managed Volatility
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class II	148,149	880,297	30,814	516,151	1,624,368	2,920,413
Shares issued upon reinvestment of dividends and distributions:
Class II	18,995,711	10,160,868	4,130,213	2,403,138	22,122,901	3,584,931
	19,143,860	11,041,165	4,161,027	2,919,289	23,747,269	6,505,344
Shares redeemed:
Class II	(10,769,491)	(27,863,242)	(2,618,409)	(6,094,096)	(3,680,011)	(49,187,824)
Net increase (decrease)	8,374,369	(16,822,077)	1,542,618	(3,174,807)	20,067,258	(42,682,480)

	Delaware Ivy VIP		Delaware Ivy VIP
	Pathfinder Moderately		Pathfinder Moderately
	Aggressive -		Conservative -
	Managed Volatility		Managed Volatility
	Six months		Six months
	ended	Year ended	ended	Year ended
	6/30/22	12/31/21	6/30/22	12/31/21
Shares sold:
Class II	273,056	571,261	166,564	1,065,285
Shares issued upon reinvestment of dividends and distributions:
Class II	1,698,468	506,555	3,517,708	566,786
	1,971,524	1,077,816	3,684,272	1,632,071
Shares redeemed:
Class II	(1,371,434)	(2,011,409)	(480,758)	(10,182,770)
Net increase (decrease)	600,090	(933,593)	3,203,514	(8,550,699)

5. Interfund Lending Program

Pursuant to an exemptive order issued by the SEC (Order), the Ivy Funds and Ivy Variable Insurance Portfolios (collectively, the Funds only for purposes of this Note 5) have the ability to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (Interfund Lending Program). Under the Interfund Lending Program, the Funds may lend or borrow money for temporary purposes directly to or from one another (each, an Interfund Loan), subject to meeting the conditions of the Order. The interest rate to be charged on an Interfund Loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. This program was in existence in the past but has now been terminated. The Funds made no Interfund Loans under the Interfund Lending Program during the six months ended June 30, 2022.

45

Notes to financial statements
Ivy Variable Insurance Portfolios

6. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Portfolios may use futures in the normal course of pursuing its investment objective. The Portfolios may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Portfolios deposit cash or pledge US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Portfolios because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Managed Volatility Portfolios posted cash collateral as margin for open futures contracts, which is disclosed on the “Statements of assets and liabilities” under “Cash collateral due from broker on futures contracts.” Open futures contracts, if any, are disclosed on the "Schedules of investments."

During the six months ended June 30, 2022, the Managed Volatility Portfolios invested in futures contracts to hedge the Portfolios' existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

During the six months ended June 30, 2022, the Managed Volatility Portfolios experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of operations.”

The table below summarizes the average quarterly balance of derivative holdings by each Portfolio during the six months ended June 30, 2022:

Short Derivative Volume
		Delaware Ivy VIP	Delaware Ivy VIP
	Delaware Ivy VIP	Pathfinder Moderately	Pathfinder Moderately
	Pathfinder Moderate -	Aggressive -	Conservative -
	Managed Volatility	Managed Volatility	Managed Volatility
Futures contracts (average notional value)	$(54,501,042)	$(10,036,847)	$(4,295,730)

7. Securities Lending

Each Portfolio, along with other funds in Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

46

Cash collateral received by each Portfolio of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. Each Portfolio can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to each Portfolio or, at the discretion of the lending agent, replace the loaned securities. Each Portfolio continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. Each Portfolio has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, each Portfolio receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among each Portfolio, the security lending agent, and the borrower. Each Portfolio records security lending income net of allocations to the security lending agent and the borrower.

Each Portfolio may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in each collateral investment account defaulted or became impaired. Under those circumstances, the value of each Portfolio's cash collateral account may be less than the amount each Portfolio would be required to return to the borrowers of the securities and each Portfolio would be required to make up for this shortfall.

During the six months ended June 30, 2022, the Portfolios had no securities out on loan.

8. Credit and Market Risk

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations and individual issuers, all of which may negatively impact the Portfolios' performance.

Because each Portfolio invests substantially all of its assets in Delaware Ivy Variable Insurance Portfolios mutual funds, the risks associated with investing in the Portfolios are closely related to the risks associated with the securities and other investments held by the Underlying Funds.

Certain Underlying Funds may hold high-yield or non-investment-grade bonds, that may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Underlying Funds may acquire securities in default and are not obligated to dispose of securities whose issuers subsequently default and are not obligated to dispose of securities whose issuers subsequently default.

9. Contractual Obligations

Each Portfolio enters into contracts in the normal course of business that contain a variety of indemnifications. Each Portfolio's maximum exposure under these arrangements is unknown. However, each Portfolio has not had prior claims or losses pursuant to these contracts. Management has reviewed each Portfolio's existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2022, that would require recognition or disclosure in the Portfolios' financial statements.

47

Other Portfolio information (Unaudited)
Ivy Variable Insurance Portfolios

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end portfolios (other than money market portfolios) to adopt and implement a program reasonably designed to assess and manage the portfolio’s “liquidity risk,” defined as the risk that the portfolio could not meet requests to redeem shares issued by the portfolio without significant dilution of remaining investors’ interests in the portfolio.

The Portfolios have adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Portfolio in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Portfolio’s liquidity risk; (2) classification of each of the Portfolio’s holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for portfolios that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Portfolio’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting each Portfolio’s acquisition of Illiquid investments if, immediately after the acquisition, each Portfolio would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if each Portfolio’s holdings of Illiquid assets exceed 15% of the Portfolio’s net assets. Portfolios with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing each Portfolio’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) each Portfolio’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Portfolios during both normal and reasonably foreseeable stressed conditions; and (3) each Portfolio’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of each Portfolio’s holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. Each Portfolio primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

Board consideration of sub-advisory agreement for Delaware Ivy VIP Pathfinder Aggressive, Delaware Ivy VIP Pathfinder Conservative, Delaware Ivy VIP Pathfinder Moderate, Delaware Ivy VIP Pathfinder Moderately Aggressive, Delaware Ivy VIP Pathfinder Moderately Conservative, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility, and Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility at a meeting held September 13, 2021

At a meeting held on September 13, 2021, the Board of Trustees (the “Board”) of Delaware Ivy VIP Pathfinder Aggressive, Delaware Ivy VIP Pathfinder Conservative, Delaware Ivy VIP Pathfinder Moderate, Delaware Ivy VIP Pathfinder Moderately Aggressive, Delaware Ivy VIP Pathfinder Moderately Conservative, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility, and Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility (each, a “Portfolio” and together, the “Portfolios”), including a majority of non-interested or independent Trustees (the “Independent Trustees”), approved a new Sub-Advisory Agreement between Delaware Management Company (“DMC” or “Management”) and Macquarie Investment Management Austria Kapitalanlage AG (“MIMAK”).

In reaching the decision to approve the Sub-Advisory Agreement, the Board considered and reviewed information about MIMAK, including its personnel, operations, and financial condition, which had been provided by MIMAK. The Board also reviewed material furnished by DMC in advance of the meeting, including: a memorandum from DMC reviewing the Sub-Advisory Agreement and the various services proposed to be rendered by MIMAK; information concerning MIMAK’s organizational structure and the experience of its key investment management personnel; copies of its Form ADV, financial statements, compliance policies and procedures, and Codes of Ethics; relevant performance information provided with respect to MIMAK; and a copy of the Sub-Advisory Agreement.

In considering such information and materials, the Independent Trustees received assistance and advice from and met separately with their independent counsel. While attention was given to all information furnished, the following discusses some primary factors relevant to the

48

Board consideration of sub-advisory agreement for Delaware Ivy VIP Pathfinder Aggressive, Delaware Ivy VIP Pathfinder Conservative, Delaware Ivy VIP Pathfinder Moderate, Delaware Ivy VIP Pathfinder Moderately Aggressive, Delaware Ivy VIP Pathfinder Moderately Conservative, Delaware Ivy VIP Pathfinder Moderate – Managed Volatility, Delaware Ivy VIP Pathfinder Moderately Aggressive – Managed Volatility, and Delaware Ivy VIP Pathfinder Moderately Conservative – Managed Volatility at a meeting held September 13, 2021 (continued)

Board’s decision to approve the Sub-Advisory Agreement. This discussion of the information and factors considered by the Board is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the following factors. In addition, individual Trustees may have assigned different weights to various factors.

Nature, extent, and quality of services. In considering the nature, extent, and quality of the services to be provided by MIMAK, the Board reviewed the services to be provided by MIMAK pursuant to the Sub-Advisory Agreement as described at the Meeting. The Board reviewed materials provided by MIMAK regarding the experience and qualifications of the personnel who will be responsible for providing services to the Portfolio. The Board also considered relevant performance information provided with respect to MIMAK. In discussing the nature of the services proposed to be provided by MIMAK, it was observed that the Sub-Advisory Agreement will include the provision of discretionary investment management services. Based upon these considerations, the Board was satisfied with the nature and quality of the overall services to be provided by MIMAK to the Portfolios and their shareholders and was confident in the abilities of MIMAK to provide quality services to the Portfolios and their shareholders.

Investment performance. In regard to the appointment of MIMAK for each Portfolio, the Board reviewed information on prior performance for MIMAK. In evaluating performance, the Board considered its previous approval of MIMAK to provide fully discretionary services to other Delaware Funds.

Sub-advisory fee. The Board considered that DMC would pay MIMAK a discretionary investment sub-advisory fee based on the extent to which MIMAK provides services to each Portfolio as described in the Sub-Advisory Agreement. In considering the appropriateness of the sub-advisory fee, the Board also reviewed and considered the fee in light of the nature, extent, and quality of the sub-advisory services to be provided by MIMAK. The Board noted that the sub-advisory fee is paid by DMC to MIMAK and is not an additional fee borne by the Portfolios, and that the management fee paid by each Portfolio to DMC would stay the same at current asset levels. The Board concluded that, in light of the quality and extent of the services to be provided and the business relationships between DMC and MIMAK, the proposed fee arrangement was understandable and reasonable.

Profitability, economies of scale, and fall-out benefits. Trustees were also given available information on profits being realized by MIMAK in relation to the services being provided to the Portfolios and in relation to MIMAK’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fee is paid by DMC out of its management fee, and changes in the level of sub-advisory fee have no impact on Portfolio expenses. The Board was also provided with, and considered, information on potential fall-out benefits derived or to be derived by MIMAK in connection with its relationship to the Portfolios. The Board considered the potential benefit to DMC and MIMAK of marketing a global approach on the portfolio management of its investment strategies. The Trustees also noted that economies of scale are shared with each Portfolio and its shareholders through investment management fee breakpoints in DMC’s fee schedule for each Portfolio so that as the Portfolio grows in size, its effective investment management fee rates decline.

49

Each Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio’s Forms N-PORT, as well as a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Portfolio uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in each Portfolio’s most recent Form N-PORT are available without charge on each Portfolio’s website at delawarefunds.com/vip/literature. Each Portfolio's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how each Portfolio voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through each Portfolio's website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

(2320122)
SEMIANN-VIP-PF-822

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

IVY VARIABLE INSURANCE PORTFOLIOS

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	September 6, 2022

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	September 6, 2022